UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Reports to Shareholders are attached herewith.

(b) Not applicable.

WisdomTree Trust

Semi-Annual Report

December 31, 2023

International Equity ETFs:

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

WisdomTree Emerging Markets ESG Fund (RESE)

WisdomTree Emerging Markets ex-China Fund (XC)

WisdomTree International ESG Fund (RESD)

Fixed Income ETFs:

WisdomTree U.S. Corporate Bond Fund (WFIG)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

Efficient Core ETFs:

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

WisdomTree International Efficient Core Fund (NTSI)

WisdomTree U.S. Efficient Core Fund (NTSX)

Megatrends ETFs:

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

WisdomTree BioRevolution Fund (WDNA)

WisdomTree Cloud Computing Fund (WCLD)

WisdomTree Cybersecurity Fund (WCBR)

“WisdomTree” is a registered mark of WisdomTree, Inc. (formerly, WisdomTree Investments, Inc.) and is licensed for use by the WisdomTree Trust.

Information about Performance and Shareholder Expense Examples (unaudited)

Performance

The performance tables on the following pages are provided for comparative purposes and represent the period noted. Each Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. The price used to calculate market price returns is the midpoint of the bid and ask price for Fund shares as of the close of trading on the exchange where Fund shares are listed. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange traded funds (“ETFs”), NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessments of the underlying value of a Fund’s portfolio securities.

Fund shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Fund NAV returns are calculated using a Fund’s daily 4:00 p.m. eastern time NAV. Market price returns reflect the midpoint of the bid and ask price as of the close of trading on the exchange where Fund shares are listed. Market price returns do not represent the returns you would receive if you traded shares at other times. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Total returns for a period of less than one year are cumulative.

Performance is historical and does not guarantee future results. Current performance may be lower or higher than quoted. Investment returns and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For the most recent month-end performance information visit www.wisdomtree.com/investments.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities, incur expenses or pay any transaction costs. Therefore, index returns do not reflect deductions for fees or expenses and an index is not available for direct investment. In comparison, the Funds’ performance is negatively impacted by these deductions. Fund returns do not reflect brokerage commissions or taxes on transactions in Fund shares or taxes that a shareholder would pay on Fund distributions. Past performance is no guarantee of future results.

Shareholder Expense Examples

Each Fund’s performance table is accompanied by a shareholder expense example. As a shareholder of a WisdomTree Fund, you incur two types of cost: (1) transaction costs, including brokerage commissions on purchases and sales of your Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2023 to December 31, 2023. Except where noted, expenses are calculated using each Fund’s annualized expense ratio (after the effect of contractual or voluntary fee waivers, if any), multiplied by the average account value for the period, multiplied by 184/366 (to reflect the one-half year period). The annualized expense ratio does not include acquired fund fees and expenses (“AFFEs”), which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies.

Actual expenses

The first line in the shareholder expense example table shown on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical example for comparison purposes

The second line in the shareholder expense example table shown on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WisdomTree Trust	1

Performance Summary

as of December 31, 2023 (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

Sector Breakdown†

Sector	% of Net Assets
Financials	25.0%
Industrials	15.3%
Consumer Discretionary	12.0%
Consumer Staples	9.6%
Health Care	8.4%
Energy	6.2%
Materials	5.8%
Utilities	5.8%
Communication Services	5.6%
Information Technology	3.2%
Real Estate	3.0%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
HSBC Holdings PLC	1.8%
Nestle SA, Registered Shares	1.7%
Novartis AG, Registered Shares	1.6%
TotalEnergies SE	1.5%
Bayerische Motoren Werke AG	1.2%
Stellantis NV	1.1%
Shell PLC	1.0%
Allianz SE, Registered Shares	1.0%
Siemens AG, Registered Shares	1.0%
Roche Holding AG	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Equity Index (the “Index”). In seeking to track the Index, the Fund invests in dividend-paying companies in the industrialized world outside the U.S. and Canada while at the same time dynamically hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,051.50	0.40%	$2.06
Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	0.40%	$2.03

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	5.15%	15.44%	9.23%	8.60%	7.78%
Fund Market Price Returns	4.91%	15.19%	9.38%	8.77%	7.79%
WisdomTree Dynamic Currency Hedged International Equity Index	5.39%	15.53%	9.48%	8.88%	7.99%
MSCI EAFE Local Currency Index	3.63%	16.16%	8.64%	9.49%	7.60%
MSCI EAFE Index	5.88%	18.24%	4.02%	8.16%	6.91%
MSCI EAFE Value Index	8.85%	18.95%	7.59%	7.08%	6.25%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

2	WisdomTree Trust

Performance Summary

as of December 31, 2023 (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

Sector Breakdown†

Sector	% of Net Assets
Industrials	26.0%
Financials	12.9%
Consumer Discretionary	12.7%
Materials	10.1%
Real Estate	8.6%
Information Technology	7.3%
Consumer Staples	6.0%
Communication Services	5.0%
Energy	4.7%
Utilities	3.7%
Health Care	3.3%
Other Assets less Liabilities‡	-0.3%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Rubis SCA	0.8%
TORM PLC, Class A	0.7%
Cofinimmo SA	0.7%
Bank of Georgia Group PLC	0.7%
D/S Norden AS	0.7%
Pagegroup PLC	0.6%
Hoegh Autoliners ASA	0.6%
ACEA SpA	0.6%
SBM Offshore NV	0.6%
Super Retail Group Ltd.	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International SmallCap Equity Index (the “Index”). In seeking to track the Index, the Fund invests in the small-capitalization segment of dividend-paying companies in the industrialized world outside the U.S. and Canada while at the same time dynamically hedging exposure to fluctuations of the value of the applicable foreign currencies relative to the U.S. dollar. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,079.10	0.48%	$2.51
Hypothetical (5% return before expenses)	$1,000.00	$1,022.72	0.48%	$2.44

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	7.91%	15.16%	6.45%	8.13%	7.53%
Fund Market Price Returns	7.40%	15.25%	6.79%	8.11%	7.63%
WisdomTree Dynamic Currency Hedged International SmallCap Equity Index	8.11%	15.23%	6.71%	8.47%	7.93%
MSCI EAFE Small Cap Local Currency Index	4.73%	12.82%	4.56%	8.38%	7.09%
MSCI EAFE Small Cap Index	7.24%	13.16%	-0.69%	6.58%	6.15%
MSCI EAFE Small Cap Value Index	9.51%	15.38%	3.06%	6.46%	6.23%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on January 7, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	3

Performance Summary

as of December 31, 2023 (unaudited)

WisdomTree Emerging Markets ESG Fund (RESE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	24.4%
Financials	20.0%
Consumer Discretionary	15.8%
Consumer Staples	9.0%
Materials	7.1%
Industrials	7.0%
Communication Services	6.7%
Health Care	5.4%
Real Estate	2.7%
Utilities	2.3%
Other Assets less Liabilities‡	-0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	6.3%
Samsung Electronics Co. Ltd.	3.9%
Alibaba Group Holding Ltd.	2.9%
Infosys Ltd.	1.1%
HDFC Bank Ltd.	1.0%
SK Hynix, Inc.	0.9%
Turkcell Iletisim Hizmetleri AS	0.8%
Ping An Insurance Group Co. of China Ltd., Class H	0.8%
PDD Holdings, Inc., ADR	0.8%
Bank Central Asia Tbk. PT	0.8%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets ESG Fund (the “Fund”) is actively managed using a model-based approach seeking capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in equity securities of issuers in emerging markets that exhibit certain characteristics believed to be indicative of positive future returns as well as incorporating favorable environmental, social, and governance (“ESG”) characteristics.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,053.80	0.32%	$1.65
Hypothetical (5% return before expenses)	$1,000.00	$1,023.53	0.32%	$1.63

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns[2]	5.38%	10.84%	-3.84%	3.51%	5.48%
Fund Market Price Returns[2]	4.77%	9.92%	-3.77%	3.49%	5.41%
MSCI Emerging Markets Extended ESG Focus Index[3]	4.59%	9.98%	-5.76%	3.69%	N/A
MSCI Emerging Markets Index	4.71%	9.83%	-5.08%	3.68%	5.63%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 7, 2016.

[2]

The Fund’s objectives and strategies changed effective March 16, 2020. Prior to March 16, 2020, Fund performance reflects the investment objective of the Fund when it was the WisdomTree Emerging Markets Dividend Fund (DVEM) and tracked the performance, before fees and expenses, of the WisdomTree Emerging Markets Dividend Index.

[3]	The MSCI Emerging Markets Extended ESG Focus Index began on March 27, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

4	WisdomTree Trust

Performance Summary

as of December 31, 2023 (unaudited)

WisdomTree Emerging Markets ex-China Fund (XC)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	30.2%
Financials	23.0%
Materials	8.5%
Consumer Staples	8.2%
Consumer Discretionary	7.3%
Industrials	7.2%
Health Care	4.6%
Communication Services	4.6%
Energy	3.9%
Utilities	1.5%
Real Estate	1.4%
Other Assets less Liabilities‡	-0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	10.1%
Samsung Electronics Co. Ltd.	6.4%
HDFC Bank Ltd.	2.8%
Reliance Industries Ltd.	2.7%
Al Rajhi Bank	2.7%
Infosys Ltd.	1.6%
ICICI Bank Ltd.	1.5%
Bank Central Asia Tbk. PT	1.3%
MediaTek, Inc.	1.1%
SK Hynix, Inc.	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets ex-China Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Emerging Markets ex-China Index (the “Index”). In seeking to track the Index, the Fund primarily invests in common stocks issued by companies in emerging markets, excluding companies incorporated or domiciled (i.e., maintain their principal place of business) in China and excluding common stocks of “state-owned enterprises”, which is defined as companies with over 20% government ownership. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities of the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,092.60	0.32%	$1.68
Hypothetical (5% return before expenses)	$1,000.00	$1,023.53	0.32%	$1.63

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	9.26%	21.63%	16.80%
Fund Market Price Returns	8.62%	21.28%	16.83%
WisdomTree Emerging Markets ex-China Index	9.96%	22.83%	17.94%
MSCI Emerging Markets ex-China Index	9.26%	20.03%	16.58%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on September 22, 2022.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	5

Performance Summary

as of December 31, 2023 (unaudited)

WisdomTree International ESG Fund (RESD)

Sector Breakdown†

Sector	% of Net Assets
Financials	21.7%
Industrials	14.2%
Consumer Discretionary	12.3%
Consumer Staples	12.0%
Health Care	12.0%
Information Technology	9.0%
Communication Services	6.4%
Materials	6.0%
Utilities	4.2%
Real Estate	1.8%
Other Assets less Liabilities‡	0.4%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Nestle SA, Registered Shares	2.7%
Novartis AG, Registered Shares	1.8%
SAP SE	1.5%
HSBC Holdings PLC	1.5%
AstraZeneca PLC	1.5%
Roche Holding AG	1.4%
Unilever PLC	1.3%
Tokyo Electron Ltd.	1.2%
Sanofi SA	1.1%
Iberdrola SA	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International ESG Fund (the “Fund”) is actively managed using a model-based approach seeking capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in equity securities of issuers in developed markets excluding the U.S. and Canada that exhibit certain characteristics believed to be indicative of positive future returns as well as incorporating favorable environmental, social, and governance (“ESG”) characteristics.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,061.80	0.30%	$1.55
Hypothetical (5% return before expenses)	$1,000.00	$1,023.63	0.30%	$1.53

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns[2]	6.18%	19.26%	3.69%	10.37%	8.74%
Fund Market Price Returns[2]	5.60%	19.57%	3.88%	10.43%	8.75%
MSCI EAFE Extended ESG Focus Index[3]	5.53%	18.22%	3.88%	8.51%	N/A
MSCI EAFE Index	5.88%	18.24%	4.02%	8.16%	7.06%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on November 3, 2016.

[2]

The Fund’s objective and strategy changed effective March 16, 2020. Prior to March 16, 2020, Fund performance reflects the investment objective of the Fund when it was the WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG) and tracked the performance, before fees and expenses, of the WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Index.

[3]	The MSCI EAFE Extended ESG Focus Index began on March 27, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

6	WisdomTree Trust

Performance Summary

as of December 31, 2023 (unaudited)

WisdomTree U.S. Corporate Bond Fund (WFIG)

Sector Breakdown†

Sector	% of Net Assets
Financials	34.3%
Health Care	13.1%
Information Technology	7.8%
Utilities	7.4%
Industrials	6.8%
Energy	6.2%
Consumer Staples	6.0%
Consumer Discretionary	5.6%
Communication Services	5.3%
Materials	4.1%
Real Estate	1.6%
U.S. Government Obligations	0.6%
Other Assets less Liabilities‡	1.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Marriott International, Inc., 5.75%, 5/1/25, Series EE	1.7%
Morgan Stanley, 3.95%, 4/23/27	1.7%
Bank of America Corp., 3.19%, 7/23/30	1.6%
HCA, Inc., 4.13%, 6/15/29	1.5%
Steel Dynamics, Inc., 5.00%, 12/15/26	1.5%
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	1.5%
JPMorgan Chase & Co., 4.08%, 4/26/26	1.5%
UnitedHealth Group, Inc., 3.38%, 4/15/27	1.4%
Charles Schwab Corp., 1.15%, 5/13/26	1.3%
Bank of America Corp., 2.59%, 4/29/31	1.3%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Corporate Bond Index (the “Index”). In seeking to track the Index, the Fund primarily invests in issuers in the U.S. investment grade corporate bond market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,048.80	0.18%	$0.93
Hypothetical (5% return before expenses)	$1,000.00	$1,024.23	0.18%	$0.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	4.88%	8.36%	-3.65%	2.26%	1.89%
Fund Market Price Returns	4.73%	8.48%	-3.64%	2.27%	1.88%
WisdomTree U.S. Corporate Bond Index	5.18%	8.62%	-3.41%	2.50%	2.23%
ICE BofA Merrill Lynch U.S. Corporate Index	4.99%	8.39%	-3.17%	2.63%	2.36%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	7

Performance Summary

as of December 31, 2023 (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

Sector Breakdown†

Sector	% of Net Assets
Consumer Discretionary	16.9%
Energy	14.4%
Communication Services	13.8%
Health Care	9.5%
Industrials	9.3%
Financials	7.4%
Consumer Staples	6.7%
Information Technology	6.5%
Real Estate	6.2%
Materials	3.9%
Utilities	2.8%
Other Assets less Liabilities‡	2.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Crescent Energy Finance LLC, 7.25%, 5/1/26	0.7%
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 2/1/26	0.7%
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 4/30/31	0.7%
Nationstar Mortgage Holdings, Inc., 6.00%, 1/15/27	0.7%
DISH DBS Corp., 7.75%, 7/1/26	0.7%
Tenet Healthcare Corp., 6.13%, 10/1/28	0.7%
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 2/1/28	0.6%
Sirius XM Radio, Inc., 4.13%, 7/1/30	0.6%
DaVita, Inc., 4.63%, 6/1/30	0.6%
Post Holdings, Inc., 4.50%, 9/15/31	0.6%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. High Yield Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. High Yield Corporate Bond Index (the “Index”). In seeking to track the Index, the Fund primarily invests in issuers in the U.S. non-investment grade corporate bond (“junk bond” or “high yield”) market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,070.90	0.38%	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.23	0.38%	$1.93

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	7.09%	10.80%	0.68%	4.49%	4.36%
Fund Market Price Returns	6.45%	10.09%	0.41%	4.37%	4.33%
WisdomTree U.S. High Yield Corporate Bond Index	7.48%	11.94%	1.25%	4.88%	5.03%
ICE BofA Merrill Lynch U.S. High Yield Index	7.61%	13.44%	2.00%	5.21%	5.31%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

8	WisdomTree Trust

Performance Summary

as of December 31, 2023 (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

Sector Breakdown†

Sector	% of Net Assets
Financials	38.9%
Health Care	11.0%
Information Technology	10.1%
Industrials	7.7%
Utilities	6.2%
Consumer Discretionary	6.2%
Consumer Staples	5.8%
Energy	5.5%
Communication Services	3.7%
Materials	2.0%
Real Estate	1.7%
Investment Company	0.2%
U.S. Government Obligations	0.0%	*
Other Assets less Liabilities‡	1.0%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

*	Represents less than 0.1%.

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Citigroup, Inc., 4.45%, 9/29/27	0.9%
Goldman Sachs Group, Inc., 5.95%, 1/15/27	0.9%
Capital One Financial Corp., 4.20%, 10/29/25	0.8%
Oracle Corp., 1.65%, 3/25/26	0.7%
Citigroup, Inc., 3.20%, 10/21/26	0.7%
JPMorgan Chase & Co., 4.25%, 10/1/27	0.7%
Goldman Sachs Group, Inc., 1.95%, 10/21/27	0.7%
Wells Fargo & Co., 4.30%, 7/22/27	0.7%
Bank of America Corp., 3.37%, 1/23/26	0.7%
Bank of America Corp., 1.66%, 3/11/27, Series N	0.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Short-Term Corporate Bond Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree U.S. Short-Term Corporate Bond Index (the “Index”). In seeking to track the Index, the Fund primarily invests in issuers in the short-term U.S. investment grade corporate bond market that are deemed to exhibit favorable fundamentals and opportunities for income. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,042.20	0.18%	$0.92
Hypothetical (5% return before expenses)	$1,000.00	$1,024.23	0.18%	$0.92

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	4.22%	6.05%	-0.20%	1.91%	1.67%
Fund Market Price Returns	4.17%	6.07%	-0.23%	1.95%	1.63%
WisdomTree U.S. Short-Term Corporate Bond Index	4.36%	6.34%	0.08%	2.27%	2.06%
ICE BofA Merrill Lynch 1-5 year U.S. Corporate Index	4.39%	6.30%	-0.18%	2.41%	2.15%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on April 27, 2016.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	9

Performance Summary

as of December 31, 2023 (unaudited)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	23.4%
Financials	18.3%
Consumer Discretionary	12.2%
Communication Services	8.5%
Materials	7.1%
Consumer Staples	5.7%
Energy	4.7%
Industrials	3.6%
Health Care	3.0%
Utilities	1.9%
Real Estate	1.0%
Other Assets less Liabilities‡	10.6%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co. Ltd.	7.7%
Samsung Electronics Co. Ltd.	5.7%
Tencent Holdings Ltd.	3.8%
Alibaba Group Holding Ltd.	2.6%
Reliance Industries Ltd.	1.6%
Naspers Ltd., Class N	1.5%
Petroleo Brasileiro SA	1.4%
Vale SA	1.2%
Infosys Ltd.	1.1%
ICICI Bank Ltd.	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Emerging Markets Efficient Core Fund (the “Fund”) is actively managed using a model-based approach seeking total return. The Fund seeks to achieve its investment objective by primarily investing in emerging markets equity securities and U.S. Treasury futures contracts. Under normal circumstances, the Fund will invest approximately 90% of its net assets in emerging market equity securities and the notional exposure to the U.S. Treasury futures contracts’ positions will represent approximately 60% of the Fund’s net assets.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,041.40	0.32%	$1.64
Hypothetical (5% return before expenses)	$1,000.00	$1,023.53	0.32%	$1.63

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	4.14%	9.72%	-9.53%
Fund Market Price Returns	3.27%	9.45%	-9.47%
MSCI Emerging Markets Index	4.71%	9.83%	-6.97%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 20, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

10	WisdomTree Trust

Performance Summary

as of December 31, 2023 (unaudited)

WisdomTree International Efficient Core Fund (NTSI)

Sector Breakdown†

Sector	% of Net Assets
Financials	16.8%
Industrials	14.1%
Health Care	11.9%
Consumer Discretionary	11.1%
Consumer Staples	8.8%
Information Technology	7.5%
Materials	6.9%
Energy	4.2%
Communication Services	3.7%
Utilities	2.5%
Real Estate	1.4%
Other Assets less Liabilities‡	11.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Novo Nordisk AS, Class B	2.1%
ASML Holding NV	2.0%
Nestle SA, Registered Shares	1.9%
Shell PLC	1.5%
LVMH Moet Hennessy Louis Vuitton SE	1.4%
Toyota Motor Corp.	1.4%
Novartis AG, Registered Shares	1.3%
Roche Holding AG	1.2%
TotalEnergies SE	1.1%
AstraZeneca PLC	1.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree International Efficient Core Fund (the “Fund”) is actively managed using a model-based approach seeking total return. The Fund seeks to achieve its investment objective by primarily investing in international equity securities and U.S. Treasury futures contracts. Under normal circumstances, the Fund will invest approximately 90% of its net assets in international equity securities and the notional exposure to the U.S. Treasury futures contracts’ positions will represent approximately 60% of the Fund’s net assets.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,051.90	0.26%	$1.34
Hypothetical (5% return before expenses)	$1,000.00	$1,023.83	0.26%	$1.32

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	5.19%	16.09%	-1.45%
Fund Market Price Returns	4.60%	15.93%	-1.42%
MSCI EAFE Index	5.88%	18.24%	1.67%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on May 20, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	11

Performance Summary

as of December 31, 2023 (unaudited)

WisdomTree U.S. Efficient Core Fund (NTSX)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	26.4%
Financials	11.8%
Health Care	10.9%
Consumer Discretionary	9.7%
Industrials	7.8%
Communication Services	7.8%
Consumer Staples	5.3%
Energy	3.5%
Real Estate	2.0%
Materials	2.0%
Utilities	1.9%
Other Assets less Liabilities‡	10.9%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Apple, Inc.	6.3%
Microsoft Corp.	6.2%
Amazon.com, Inc.	3.2%
NVIDIA Corp.	2.6%
Alphabet, Inc., Class A	1.9%
Meta Platforms, Inc., Class A	1.7%
Alphabet, Inc., Class C	1.6%
Tesla, Inc.	1.5%
JPMorgan Chase & Co.	1.1%
UnitedHealth Group, Inc.	1.1%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree U.S. Efficient Core Fund (the “Fund”) is actively managed using a model-based approach seeking total return. The Fund seeks to achieve its investment objective by investing in large-capitalization U.S. equity securities and U.S. Treasury futures contracts. Under normal circumstances, the Fund will invest approximately 90% of its net assets in U.S. equity securities and the notional exposure to the U.S. Treasury futures contracts’ positions will represent approximately 60% of the Fund’s net assets.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,073.60	0.20%	$1.04
Hypothetical (5% return before expenses)	$1,000.00	$1,024.13	0.20%	$1.02

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	5 Year	Since Inception[1]
Fund NAV Returns	7.36%	23.38%	3.84%	12.97%	10.13%
Fund Market Price Returns	7.37%	23.45%	3.80%	13.02%	10.12%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Index Composite	6.17%	16.49%	4.42%	9.65%	7.71%
S&P 500® Index	8.04%	26.29%	10.00%	15.69%	12.07%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NYSE Arca, Inc. on August 2, 2018.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

12	WisdomTree Trust

Performance Summary

as of December 31, 2023 (unaudited)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	75.6%
Communication Services	6.8%
Health Care	6.3%
Industrials	6.0%
Consumer Discretionary	4.3%
Financials	0.9%
Other Assets less Liabilities‡	0.1%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
NAVER Corp.	2.0%
Alphabet, Inc., Class A	1.8%
ARM Holdings PLC, ADR	1.8%
Meta Platforms, Inc., Class A	1.8%
QUALCOMM, Inc.	1.6%
Synaptics, Inc.	1.6%
Microsoft Corp.	1.6%
ASML Holding NV, Registered shares	1.6%
GLOBALFOUNDRIES, Inc.	1.6%
Unity Software, Inc.	1.5%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Artificial Intelligence and Innovation Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Artificial Intelligence & Innovation Index (the “Index”). In seeking to track the Index, the Fund primarily invests in equity securities of exchange-listed companies globally, including developed countries and emerging markets throughout the world, which are primarily involved in the investment theme of “Artificial Intelligence and Innovation”. Artificial intelligence refers to the application of computer systems or robotics to perform tasks that typically require human intelligence, discernment and adaption, such as decision-making, reasoning, learning from past experiences, visual perception, and speech recognition. Innovation refers to those companies that introduce a new, creative, or different (i.e., “innovative”) technology enabled product or service in seeking to potentially change an industry landscape, as well as companies that service those innovative technologies. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,088.90	0.45%	$2.36
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	0.45%	$2.29

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	8.89%	46.68%	-9.01%
Fund Market Price Returns	8.71%	46.12%	-8.99%
WisdomTree Artificial Intelligence & Innovation Index	9.16%	47.08%	-8.82%
S&P 500® Information Technology Index	10.55%	57.84%	6.54%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on December 9, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	13

Performance Summary

as of December 31, 2023 (unaudited)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

Sector Breakdown†

Sector	% of Net Assets
Industrials	51.2%
Materials	27.9%
Information Technology	10.7%
Consumer Discretionary	5.5%
Utilities	3.9%
Energy	0.6%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Bloom Energy Corp., Class A	4.4%
Joby Aviation, Inc.	3.9%
Archer Aviation, Inc., Class A	3.8%
E.ON SE	3.4%
Rolls-Royce Holdings PLC	2.8%
Livent Corp.	2.5%
Boeing Co.	2.4%
Wartsila OYJ Abp	2.4%
Bayerische Motoren Werke AG	2.0%
Mitsubishi Heavy Industries Ltd.	2.0%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Battery Value Chain and Innovation Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Battery Value Chain and Innovation Index (the “Index”). In seeking to track the Index, the Fund invests in companies primarily involved in battery and energy storage solutions that meet the index eligibility requirements. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$897.90	0.45%	$2.15
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	0.45%	$2.29

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-10.21%	-2.69%	-12.75%
Fund Market Price Returns	-10.46%	-2.90%	-12.86%
WisdomTree Battery Value Chain and Innovation Index	-10.15%	-2.66%	-12.67%
MSCI ACWI Materials Index	7.38%	12.13%	-0.56%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on February 17, 2022.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

14	WisdomTree Trust

Performance Summary

as of December 31, 2023 (unaudited)

WisdomTree BioRevolution Fund (WDNA)

Sector Breakdown†

Sector	% of Net Assets
Health Care	81.7%
Materials	11.4%
Consumer Staples	3.8%
Energy	2.9%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
Twist Bioscience Corp.	3.3%
Bridgebio Pharma, Inc.	2.3%
Blueprint Medicines Corp.	2.2%
Iovance Biotherapeutics, Inc.	2.0%
Editas Medicine, Inc.	1.6%
Amicus Therapeutics, Inc.	1.6%
Ginkgo Bioworks Holdings, Inc.	1.5%
Fate Therapeutics, Inc.	1.5%
Eli Lilly & Co.	1.5%
Ultragenyx Pharmaceutical, Inc.	1.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree BioRevolution Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree BioRevolution Index (the “Index”). In seeking to track the Index, the Fund primarily invests in equity securities of exchange-listed companies globally that will be significantly transformed by advancements in genetics and biotechnology. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of the securities in the Index whose risk, return and other characteristics resemble the risk, return and other characteristics of the Index as a whole.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$976.70	0.45%	$2.24
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	0.45%	$2.29

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	-2.33%	-2.27%	-13.77%
Fund Market Price Returns	-2.40%	-2.11%	-13.77%
WisdomTree BioRevolution Index	-2.47%	-2.62%	-13.77%
S&P Biotechnology Select Industry Index	7.68%	7.76%	-12.65%
S&P 500® Health Care Index	3.59%	2.06%	6.51%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the Cboe BZX Exchange, Inc. on June 3, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	15

Performance Summary

as of December 31, 2023 (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

Sector Breakdown†

Sector	% of Net Assets
Information Technology	88.3%
Financials	5.6%
Communication Services	2.5%
Health Care	2.5%
Industrials	0.9%
Other Assets less Liabilities‡	0.2%
Total	100.0%

†	The Fund’s sector breakdown is expressed as a percentage of net assets and may change over time. In addition, a sector may be comprised of several industries. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
SentinelOne, Inc., Class A	2.3%
Elastic NV	2.3%
Crowdstrike Holdings, Inc., Class A	2.2%
UiPath, Inc., Class A	2.1%
Zscaler, Inc.	2.0%
Shopify, Inc., Class A	1.8%
Gitlab, Inc., Class A	1.8%
Wix.com Ltd.	1.8%
Cloudflare, Inc., Class A	1.7%
Block, Inc.	1.7%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Cloud Computing Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the Bessemer Venture Partners (“BVP”) Nasdaq Emerging Cloud Index (the “Index”). In seeking to track the Index, the Fund invests in emerging public companies primarily involved in providing cloud computing software and services to their customers, which derive the majority of their revenues from business-oriented software products, as determined by BVP. The Fund generally uses a representative sampling strategy to achieve its investment objective, meaning it generally will invest in a sample of securities in the Index.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,102.10	0.45%	$2.38
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	0.45%	$2.29

Performance

	Average Annual Total Return

	6-Month*	1 Year	3 Year	Since Inception[1]
Fund NAV Returns	10.21%	39.60%	-13.23%	8.02%
Fund Market Price Returns	10.21%	39.49%	-13.24%	8.02%
BVP Nasdaq Emerging Cloud Index	10.45%	40.11%	-12.91%	8.42%
S&P 500® Information Technology Index	10.55%	57.84%	15.10%	23.49%
S&P 500® Growth Index	7.25%	30.03%	6.61%	13.51%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on September 6, 2019.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

16	WisdomTree Trust

Performance Summary

as of December 31, 2023 (unaudited)

WisdomTree Cybersecurity Fund (WCBR)

Country Breakdown†

Country	% of Net Assets
United States	88.5%
Japan	4.8%
Israel	3.8%
United Kingdom	1.7%
South Korea	0.7%
Other Assets less Liabilities‡	0.5%
Total	100.0%

†	The Fund’s country breakdown may change over time. It does not include derivatives (if any).

‡	Other assets less liabilities may include investment of cash collateral for securities on loan and/or receivables/payables on derivatives (if any).

Top Ten Holdings*

Description	% of Net Assets
SentinelOne, Inc., Class A	6.6%
Crowdstrike Holdings, Inc., Class A	6.2%
Elastic NV	5.9%
Zscaler, Inc.	5.6%
Cloudflare, Inc., Class A	5.4%
Datadog, Inc., Class A	5.1%
Varonis Systems, Inc.	5.0%
Palo Alto Networks, Inc.	4.9%
Rapid7, Inc.	4.8%
CyberArk Software Ltd.	4.4%
*

The ten largest holdings are subject to change, and there are no guarantees the Fund will remain invested in any particular company. Excludes derivatives and investment of cash collateral for securities on loan (if any).

The WisdomTree Cybersecurity Fund (the “Fund”) seeks to track the price and yield performance, before fees and expenses, of the WisdomTree Team8 Cybersecurity Index (the “Index”). In seeking to track the Index, the Fund invests in equity securities of exchange-listed companies globally, which are primarily involved in cybersecurity and security-oriented technology that generate a meaningful part of their revenue from security protocols that prevent intrusion and attacks to systems, networks, applications, computers, and mobile devices and are experiencing revenue growth.

Shareholder Expense Example (for the six-month period ended December 31, 2023)

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period
Actual	$1,000.00	$1,310.60	0.45%	$2.61
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	0.45%	$2.29

Performance

	Average Annual Total Return

	6-Month*	1 Year	Since Inception[1]
Fund NAV Returns	31.06%	66.40%	1.81%
Fund Market Price Returns	30.79%	66.51%	1.81%
WisdomTree Team8 Cybersecurity Index	30.89%	66.53%	1.93%
S&P 500® Information Technology Index	10.55%	57.84%	15.10%
S&P 500® Growth Index	7.25%	30.03%	6.47%
*	Returns of less than one year are cumulative.

[1]	Total returns are calculated based on the commencement of Fund trading on the NASDAQ on January 28, 2021.

Performance is historical and does not guarantee future results. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

WisdomTree Trust	17

Description of Terms and Indexes (unaudited)

Below are descriptions of certain terms and of each Index referenced in this report:

The 60% S&P 500® Index/40% Bloomberg U.S. Aggregate Index Composite represents a 60% weight to the S&P 500® Index and a 40% weight to the Bloomberg U.S. Aggregate Index. The Bloomberg U.S. Aggregate Index measures the performance of the U.S. investment-grade bond market.

The BVP Nasdaq Emerging Cloud Index is an equally weighted index that is designed to track the performance of emerging public companies primarily involved in providing cloud software and services to their customers.

Cloud computing is a term used to describe the delivery, through the Internet, of computing services, which can include servers, storage, databases, networking, software, analytics, and intelligence.

The ICE BofA Merrill Lynch U.S. Corporate Index tracks the performance of U.S. dollar denominated investment grade corporate debt publicly issued in the U.S.

The ICE BofA Merrill Lynch U.S. High Yield Index tracks the performance of U.S. dollar denominated high yield corporate debt securities issued in the U.S.

The ICE BofA Merrill Lynch 1-5 Year U.S. Corporate Index is a subset of the ICE BofA Merrill Lynch U.S. Corporate Index including all securities with a remaining term to final maturity less than 5 years.

The MSCI ACWI Materials Index is a modified market capitalization weighted index that measures the performance of securities classified in the Materials GICS sector.

The MSCI EAFE Extended ESG Focus Index is designed to maximize exposure to positive environmental, social and governance (ESG) factors while exhibiting risk and return characteristics similar to those of the MSCI EAFE Index, its parent index.

The MSCI EAFE Index is a market cap-weighted index composed of companies representative of the developed market structure of developed countries in Europe, Australasia and Japan.

The MSCI EAFE Local Currency Index is a free float-adjusted market capitalization weighted index that is designed to measure developed market equity performance, excluding the U.S. and Canada, in local currency.

The MSCI EAFE Small Cap Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI EAFE Small Cap Local Currency Index is a free float-adjusted market capitalization equity index that is designed to measure the performance of small-cap stocks within the developed equity market, excluding the U.S. and Canada, in local currency.

The MSCI EAFE Small Cap Value Index captures small cap securities exhibiting overall value style characteristics across Developed Markets countries, excluding the U.S. and Canada.

The MSCI EAFE Value Index is a free float-adjusted market capitalization index that is designed to measure the performance of “value” stocks within the developed equity market, excluding the U.S. and Canada.

The MSCI Emerging Markets ex-China Index captures large and mid-cap representation across 23 of the 24 Emerging Markets countries excluding China.

The MSCI Emerging Markets Extended ESG Focus Index is designed to maximize exposure to positive environmental, social and governance (ESG) facotrs while exhibiting risk and return characteristics similar to those of the MSCI Emerging Markets Index, its parent index.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure emerging markets equity performance.

18	WisdomTree Trust

Description of Terms and Indexes (unaudited) (continued)

The S&P 500® Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market.

The S&P 500® Health Care Index is a capitalization weighted index that measures the performance of the members of the GICS® Healthcare sector within the S&P 500® Index.

The S&P 500® Index is a capitalization-weighted index of 500 stocks selected by the Standard & Poor’s Index Committee designed to represent the performance of the leading industries in the United States economy.

The S&P 500® Information Technology Index comprises companies included in the S&P 500® that are classified as members of the GICS® information technology sector.

The S&P Biotechnology Select Industry Index is designed to measure the performance of stocks from the S&P Total Market index that are classified in the GICS® biotechnology sub-industry.

The WisdomTree Artificial Intelligence & Innovation Index is designed to measure the performance of companies primarily involved in artificial intelligence and innovation.

The WisdomTree Battery Value Chain and Innovation Index is designed to track the performance of companies primarily involved in battery and energy storage solutions that meet Index eligibility requirements. Battery and energy storage solutions can be defined as technology that captures electric energy in chemical form.

The WisdomTree BioRevolution Index is designed to track performance of companies that will be significantly transformed by advancements in genetics and biotechnology that meet index eligibility requirements.

The WisdomTree Dynamic Currency Hedged International Equity Index is a fundamentally weighted index that measures the performance of dividend-paying companies in the industrialized world, excluding Canada and the United States. To hedge the impact of changes to the value of foreign currencies relative to the U.S. dollar, a currency hedge ratio (ranging from 0% to 100%) is applied monthly using a rules-based process that combines momentum, value, and interest rate signals.

The WisdomTree Dynamic Currency Hedged International SmallCap Equity Index is a fundamentally weighted index that measures the performance of the small-capitalization segment of the dividend-paying market in the industrialized world, excluding Canada and the United States. To hedge the impact of changes to the value of foreign currencies relative to the U.S. dollar, a currency hedge ratio (ranging from 0% to 100%) is applied monthly using a rules-based process that combines momentum, value, and interest rate signals.

The WisdomTree Emerging Markets ex-China Index measures the performance of emerging markets stocks (excluding China) that are not state owned enterprises. State owned enterprises are defined as government ownership of more than 20% of outstanding shares of companies The index employs a modified float-adjusted market capitalization weighting process to target the weights of countries in the universe (excluding China) prior to the removal of state owned enterprises while also limiting sector deviations to 3% of the starting universe.

The WisdomTree Team8 Cybersecurity Index is designed to track the performance of companies primarily involved in providing cybersecurity-oriented products that meet index eligibility requirements.

The WisdomTree U.S. Corporate Bond Index is a rule-based alternatively weighted index designed to capture the performance of selected issuers in the U.S. investment grade corporate bond market that are deemed to have attractive fundamental and income characteristics. The Index employs a multi-step process, which screens on fundamentals to identify bonds with favorable characteristics and then tilts to those which offer attractive income characteristics. The Index is comprised of U.S. corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, debt securities must have fixed coupons with at least $350 million in par amount outstanding and a remaining maturity of at least one year. Component securities must be rated investment grade.

WisdomTree Trust	19

Description of Terms and Indexes (unaudited) (continued)

The WisdomTree U.S. High Yield Corporate Bond Index is a rule-based alternatively weighted index designed to capture the performance of selected issuers in the U.S. high yield corporate bond market that are deemed to have attractive fundamental and income characteristics. The Index employs a multi-step process, which screens on fundamentals to identify bonds with favorable characteristics and then tilts to those which offer attractive income characteristics. The Index is comprised of U.S. corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, debt securities must have fixed coupons with at least $500 million in par amount outstanding and a remaining maturity of at least one year. Component securities must be rated non-investment grade by at least one rating agency.

The WisdomTree U.S. Short-Term Corporate Bond Index is a rule-based alternatively weighted index designed to capture the performance of selected issuers in the U.S. investment-grade corporate bond market that are deemed to have attractive fundamental and income characteristics. The Index employs a multi-step process, which screens on fundamentals to identify bonds with favorable characteristics and then tilts to those which offer attractive income characteristics. The Index is comprised of U.S. corporate bonds of public issuers domiciled in the United States. To be eligible for inclusion in the Index, debt securities must have fixed coupons with at least $350 million in par amount outstanding and a remaining maturity of at least one year but not more than five years. Component securities must be rated investment grade.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s (“S&P”), a division of The McGraw-Hill Companies, Inc. and is licensed for use by WisdomTree, Inc. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof),and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability and fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

THE INFORMATION SET FORTH IN THE BVP NASDAQ EMERGING CLOUD INDEX IS NOT INTENDED TO BE, AND SHALL NOT BE REGARDED OR CONSTRUED AS, A RECOMMENDATION FOR A TRANSACTION OR INVESTMENT OR FINANCIAL, TAX, INVESTMENT OR OTHER ADVICE OF ANY KIND BY BESSEMER VENTURE PARTNERS. BESSEMER VENTURE PARTNERS DOES NOT PROVIDE INVESTMENT ADVICE TO WISDOMTREE OR THE FUND, IS NOT AN INVESTMENT ADVISER TO THE FUND AND IS NOT RESPONSIBLE FOR THE PERFORMANCE OF THE FUND.THE FUND IS NOT ISSUED, SPONSORED, ENDORSED OR PROMOTED BY BESSEMER VENTURE PARTNERS. BESSEMER VENTURE PARTNERS MAKES NO WARRANTY OR REPRESENTATION REGARDING THE QUALITY, ACCURACY OR COMPLETENESS OF THE BVP NASDAQ EMERGING CLOUD INDEX, INDEX VALUES OR ANY INDEX RELATED DATA INCLUDED HEREIN, PROVIDED HEREWITH OR DERIVED THEREFROM AND ASSUMES NO LIABILITY IN CONNECTION WITH ITS USE. BESSEMER VENTURE PARTNERS AND/OR POOLED INVESTMENT VEHICLES WHICH IT MANAGES, AND INDIVIDUALS AND ENTITIES AFFILIATED WITH SUCH

20	WisdomTree Trust

Description of Terms and Indexes (unaudited) (concluded)

VEHICLES, MAY PURCHASE, SELL OR HOLD SECURITIES OF ISSUERS THAT ARE CONSTITUENTS OF THE BVP NASDAQ EMERGING CLOUD INDEX FROM TIME TO TIME AND AT ANY TIME, INCLUDING IN ADVANCE OF OR FOLLOWING AN ISSUER BEING ADDED TO OR REMOVED FROM THE BVP NASDAQ EMERGING CLOUD INDEX.

Nasdaq® and the BVP Nasdaq Emerging Cloud Index are registered trademarks and service marks of Nasdaq, Inc. (which with its affiliates is referred to as the “Corporations”) and are licensed for use by WisdomTree. The fund has not been passed on by the Corporations as to its legality or suitability. The fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

WisdomTree, Inc. and WisdomTree Asset Management, Inc. (together, “WisdomTree”) and the Funds make no representation or warranty, express or implied, to the owners of shares of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the underlying Indexes to track the performance of their underlying securities. WisdomTree is the licensor of certain trademarks, service marks and trade names of the Funds. WisdomTree has no obligation to take the needs of the Funds or the owners of shares of the Funds into consideration in determining, composing, or calculating the underlying WisdomTree Indexes of the applicable Funds. WisdomTree is not responsible for, and has not participated in, the determination of the timing of, prices of, or quantities of shares of the Funds to be issued or in the determination or calculation of the equation by which the shares of the Funds are redeemable. WisdomTree and the Funds do not guarantee the accuracy, completeness, or performance of the underlying Indexes or the data included therein and shall have no liability in connection with the underlying Indexes or their calculation.

Index performance information assumes the reinvestment of dividends and excludes management fees, transaction costs and expenses. You cannot directly invest in an index.

* * * * * *

Abbreviations used in the schedules of investments and related tables included in this report are as follows:

CURRENCY ABBREVIATIONS:
AUD	Australian dollar	GBP	British pound	NOK	Norwegian krone
CAD	Canadian dollar	HKD	Hong Kong dollar	SEK	Swedish krona
CHF	Swiss franc	ILS	Israeli new shekel	SGD	Singapore dollar
DKK	Danish krone	JPY	Japanese yen	USD	U.S. dollar
EUR	Euro	KRW	South Korean won	ZAR	South African rand

OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depository Interest
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

WisdomTree Trust	21

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.9%

Australia – 8.1%

Accent Group Ltd.(a)	11,636	$15,403

AGL Energy Ltd.	13,533	87,541

ALS Ltd.	6,058	53,118

Ampol Ltd.	6,489	160,064

ANZ Group Holdings Ltd.	51,507	910,979

APA Group(a)	20,703	120,642

Aristocrat Leisure Ltd.	3,672	102,278

Aurizon Holdings Ltd.	36,803	95,428

Australian Clinical Labs Ltd.(a)(b)	15,684	30,929

Bank of Queensland Ltd.(a)	16,527	68,565

Bendigo & Adelaide Bank Ltd.	14,087	92,951

BlueScope Steel Ltd.	7,003	111,817

Brambles Ltd.	20,787	192,903

Brickworks Ltd.(a)	2,321	44,281

CAR Group Ltd.	3,714	78,916

Centuria Capital Group(a)	51,496	61,668

Challenger Ltd.	8,614	38,147

Charter Hall Group(a)	5,682	46,680

Cleanaway Waste Management Ltd.	36,559	67,105

Cochlear Ltd.	399	81,315

Coles Group Ltd.	27,897	306,662

Commonwealth Bank of Australia	22,317	1,702,490

Computershare Ltd.	5,264	87,606

CSL Ltd.	2,503	489,576

CSR Ltd.(a)	16,458	74,119

Dexus	22,656	118,728

Dicker Data Ltd.(a)	3,292	26,866

Eagers Automotive Ltd.	6,835	67,533

Endeavour Group Ltd.	29,874	106,203

First Resources Ltd.	38,700	41,954

Goodman Group	10,217	176,381

GPT Group	51,659	163,558

Harvey Norman Holdings Ltd.(a)	26,277	75,306

Helia Group Ltd.	21,353	63,380

IDP Education Ltd.(a)	3,086	42,178

IGO Ltd.(a)	15,741	97,205

Iluka Resources Ltd.	3,794	17,086

Incitec Pivot Ltd.	46,319	89,760

Inghams Group Ltd.	12,353	33,379

Insignia Financial Ltd.(a)	14,963	23,891

Insurance Australia Group Ltd.	15,322	59,175

IPH Ltd.	11,285	49,359

IVE Group Ltd.(a)	11,668	15,923

JB Hi-Fi Ltd.(a)	4,316	156,175

Lottery Corp. Ltd.	39,677	131,036

Lovisa Holdings Ltd.(a)	2,430	40,574

Macquarie Group Ltd.	4,678	586,153

McMillan Shakespeare Ltd.	3,976	43,300

Medibank Pvt Ltd.	39,826	96,744

Metcash Ltd.	34,521	82,208

Mineral Resources Ltd.	1,450	69,259

Mirvac Group(a)	56,171	80,106

MyState Ltd.	6,636	14,218

National Australia Bank Ltd.	49,778	1,042,756

New Hope Corp. Ltd.	28,645	100,857

nib holdings Ltd.	6,717	33,871

Nick Scali Ltd.(a)	3,762	31,625

Nine Entertainment Co. Holdings Ltd.(a)	59,887	82,545

Northern Star Resources Ltd.	7,328	68,254

NRW Holdings Ltd.	18,080	36,764

Orica Ltd.	3,379	36,752

Origin Energy Ltd.	26,392	152,533

Orora Ltd.	20,303	36,020

Pilbara Minerals Ltd.(a)	63,170	170,261

Premier Investments Ltd.	3,656	68,828

QBE Insurance Group Ltd.	18,918	191,178

Qube Holdings Ltd.	23,601	52,177

Ramsay Health Care Ltd.	1,210	43,437

REA Group Ltd.(a)	838	103,583

Reece Ltd.(a)	3,956	60,439

Rio Tinto Ltd.	6,572	608,354

Rio Tinto PLC	22,746	1,693,981

Santos Ltd.	49,980	259,189

Scentre Group	133,691	272,760

SEEK Ltd.	3,933	71,735

Seven Group Holdings Ltd.	2,925	73,648

Sigma Healthcare Ltd.	37,507	25,721

Sims Ltd.	637	6,763

Sonic Healthcare Ltd.	5,946	130,157

Steadfast Group Ltd.	14,745	58,556

Stockland	54,296	164,867

Suncorp Group Ltd.	13,027	123,112

Super Retail Group Ltd.	7,916	85,181

Telstra Group Ltd.	234,333	633,192

Terracom Ltd.(a)	61,323	17,574

TPG Telecom Ltd.	24,656	87,148

Transurban Group	45,305	423,829

Treasury Wine Estates Ltd.	5,978	43,973

Ventia Services Group Pty. Ltd.	34,293	73,475

Vicinity Ltd.	82,828	115,296

Viva Energy Group Ltd.(c)	45,959	109,447

Waypoint REIT Ltd.	21,585	35,938

Wesfarmers Ltd.	20,158	784,574

Westpac Banking Corp.	61,395	959,347

Whitehaven Coal Ltd.	24,077	122,231

Woodside Energy Group Ltd.	56,371	1,194,715

Woolworths Group Ltd.	9,815	249,138

Worley Ltd.	7,572	90,212

Yancoal Australia Ltd.(a)	53,285	179,977

Total Australia		18,694,791

Austria – 0.7%

ANDRITZ AG	1,231	76,694

BAWAG Group AG(c)	2,142	113,528

CA Immobilien Anlagen AG	26	932

Erste Group Bank AG	10,449	423,956

Oesterreichische Post AG	2,238	80,841

See Notes to Financial Statements.

22	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2023

Investments	Shares	Value

OMV AG	7,094	$311,653

Telekom Austria AG	15,507	131,043

UNIQA Insurance Group AG	10,585	87,228

Verbund AG	2,296	213,174

Vienna Insurance Group AG Wiener Versicherung Gruppe	2,096	61,357

Voestalpine AG	3,258	102,786

Wienerberger AG	1,804	60,222

Total Austria		1,663,414

Belgium – 1.0%

Ackermans & van Haaren NV	247	43,328

Aedifica SA	1,385	97,381

Ageas SA	4,819	209,259

Anheuser-Busch InBev SA	7,474	482,325

Bekaert SA	1,459	74,976

bpost SA	6,718	34,612

Cofinimmo SA	1,146	90,387

D’ieteren Group	279	54,520

Euronav NV	7,990	140,954

KBC Group NV	8,921	578,661

Melexis NV	722	72,777

Solvay SA	2,009	61,540

Tessenderlo Group SA	1,687	52,645

UCB SA	1,078	93,955

Warehouses De Pauw CVA	3,006	94,636

Xior Student Housing NV(b)	1,447	47,473

Total Belgium		2,229,429

China – 0.5%

BOC Aviation Ltd.(a)(c)	9,400	71,867

BOC Hong Kong Holdings Ltd.	192,500	522,632

CITIC Telecom International Holdings Ltd.	163,000	68,469

Prosus NV	4,530	135,035

Qingdao Port International Co. Ltd., Class H(c)	104,000	56,338

Wilmar International Ltd.	88,100	238,433

Total China		1,092,774

Denmark – 1.4%

Alm Brand AS	29,203	51,626

Carlsberg AS, Class B	1,595	200,145

Chr Hansen Holding AS	656	55,040

Coloplast AS, Class B	1,868	213,696

D/S Norden AS	1,654	78,676

Danske Bank AS	10,426	278,713

Dfds AS	348	11,500

DSV AS	503	88,363

Novo Nordisk AS, Class B	15,818	1,636,333

Novozymes AS, Class B	997	54,826

Pandora AS	1,056	146,030

Royal Unibrew AS	613	40,976

Scandinavian Tobacco Group AS(c)	2,605	45,280

Spar Nord Bank AS	3,071	48,511

Sydbank AS	1,779	77,399

Topdanmark AS	1,516	72,426

Tryg AS	9,798	213,286

Total Denmark		3,312,826

Egypt – 0.0%

Energean PLC(a)	7,591	101,028

Finland – 1.6%

Aktia Bank OYJ	3,095	32,206

Citycon OYJ(a)	6,478	37,211

Elisa OYJ	3,881	179,203

Huhtamaki OYJ(a)	1,201	48,729

Kemira OYJ	3,254	60,352

Kesko OYJ, Class A	2,459	48,948

Kesko OYJ, Class B	4,778	94,608

Kone OYJ, Class B	5,424	270,582

Konecranes OYJ	1,789	80,590

Metsa Board OYJ, Class B(a)	5,961	47,345

Metso OYJ	9,059	91,764

Nokia OYJ	58,274	196,465

Nordea Bank Abp	119,539	1,479,374

Orion OYJ, Class B	1,374	59,604

Outokumpu OYJ(a)	12,326	61,054

Sampo OYJ, Class A	6,749	295,304

TietoEVRY OYJ	3,006	71,525

UPM-Kymmene OYJ	7,943	298,850

Valmet OYJ(a)	3,258	93,969

Wartsila OYJ Abp	5,218	75,653

Total Finland		3,623,336

France – 12.4%

Accor SA	2,526	96,546

Aeroports de Paris SA	1,131	146,425

Air Liquide SA	4,176	812,445

Airbus SE	3,285	507,230

Alten SA	433	64,381

Amundi SA(c)	5,179	352,413

Antin Infrastructure Partners SA	4,203	63,978

Arkema SA	924	105,132

AXA SA	57,852	1,884,594

BioMerieux	365	40,562

BNP Paribas SA	24,402	1,687,155

Bollore SE	15,900	99,324

Bouygues SA	5,336	201,117

Bureau Veritas SA	6,028	152,287

Capgemini SE	1,138	237,276

Carrefour SA	6,843	125,217

Cie de Saint-Gobain SA	6,010	442,552

Cie Generale des Etablissements Michelin SCA	13,786	494,324

Coface SA	8,811	115,240

Credit Agricole SA	79,828	1,133,315

Danone SA	10,436	676,471

Dassault Aviation SA	456	90,267

Dassault Systemes SE	1,967	96,116

Edenred SE	1,464	87,556

Eiffage SA	2,000	214,346

Elis SA	3,489	72,804

Eramet SA	762	60,185

EssilorLuxottica SA	2,296	460,588

Eurazeo SE	1,097	87,068

See Notes to Financial Statements.

WisdomTree Trust	23

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2023

Investments	Shares	Value

Gaztransport & Technigaz SA	510	$67,548

Gecina SA	1,334	162,244

Getlink SE	8,970	164,138

Hermes International SCA	327	693,110

Imerys SA	1,943	61,128

Interparfums SA	1,219	67,867

Ipsen SA	273	32,539

IPSOS SA	564	35,356

Kering SA	1,282	565,048

Klepierre SA	6,840	186,477

L’Oreal SA	3,617	1,800,581

La Francaise des Jeux SAEM(c)	3,187	115,614

Legrand SA	2,837	294,899

LVMH Moet Hennessy Louis Vuitton SE	2,723	2,206,641

Metropole Television SA	4,326	61,837

Nexans SA	281	24,600

Orange SA	45,994	523,518

Pernod Ricard SA	2,190	386,465

Publicis Groupe SA	4,733	439,178

Remy Cointreau SA	225	28,583

Rexel SA	9,299	254,441

Rubis SCA	3,922	97,480

Safran SA	1,790	315,304

Sanofi SA	15,429	1,529,838

Schneider Electric SE	5,601	1,124,699

SCOR SE	2,724	79,620

SEB SA	505	63,037

Societe BIC SA	552	38,324

Societe Generale SA	17,997	477,626

Sodexo SA	1,097	120,720

Sopra Steria Group SACA	317	69,264

SPIE SA	1,966	61,460

Teleperformance SE	734	107,068

Thales SA	1,441	213,222

TotalEnergies SE	52,304	3,559,101

Valeo SE	1,815	27,899

Veolia Environnement SA	14,132	445,848

Verallia SA(c)	2,709	104,318

Vicat SACA	1,778	64,520

Vinci SA	9,909	1,244,558

Vivendi SE	9,786	104,599

Wendel SE	505	44,990

Total France		28,672,221

Georgia – 0.0%

Bank of Georgia Group PLC	1,603	81,229

Germany – 9.1%

Allianz SE, Registered Shares	8,670	2,317,232

Bayer AG, Registered Shares	15,924	591,567

Bayerische Motoren Werke AG	24,996	2,782,721

Bechtle AG	987	49,488

Beiersdorf AG	648	97,136

Brenntag SE	1,116	102,593

Carl Zeiss Meditec AG, Bearer Shares	329	35,921

Commerzbank AG	7,548	89,716

Continental AG	1,808	153,625

CTS Eventim AG & Co. KGaA	1,044	72,194

Daimler Truck Holding AG	11,348	426,460

Dermapharm Holding SE	1,050	49,109

Deutsche Bank AG, Registered Shares	17,375	237,306

Deutsche Boerse AG	1,027	211,580

Deutsche Post AG, Registered Shares	17,996	891,685

Deutsche Telekom AG, Registered Shares	74,423	1,788,097

DWS Group GmbH & Co. KGaA(c)	4,664	179,293

E.ON SE	53,565	718,923

Evonik Industries AG	6,503	132,895

Fielmann Group AG	1,111	59,694

Freenet AG	3,853	107,852

Fresenius Medical Care AG	3,289	137,916

Fresenius SE & Co. KGaA	6,509	201,828

GEA Group AG	1,529	63,659

Hannover Rueck SE	1,534	366,528

Heidelberg Materials AG	3,188	285,040

Henkel AG & Co. KGaA	2,492	178,876

HOCHTIEF AG	1,559	172,732

Hugo Boss AG	937	69,825

Infineon Technologies AG	4,076	170,196

K & S AG, Registered Shares	4,081	64,511

Kloeckner & Co. SE	4,795	36,389

Knorr-Bremse AG	1,646	106,913

Lanxess AG	1,984	62,176

Mercedes-Benz Group AG	29,175	2,015,872

Merck KGaA	552	87,867

MTU Aero Engines AG	217	46,803

Muenchener Rueckversicherungs—Gesellschaft AG in Muenchen, Registered Shares	1,613	668,353

Puma SE	763	42,581

Rheinmetall AG	218	69,113

RWE AG	5,586	254,104

SAP SE	5,811	895,339

Siemens AG, Registered Shares	12,182	2,286,588

Siemens Healthineers AG(c)	7,386	429,161

Siltronic AG	359	35,077

Sixt SE	724	80,936

Stroeer SE & Co. KGaA	1,338	79,444

Suedzucker AG	3,524	55,239

Symrise AG	384	42,266

Talanx AG	3,957	282,592

thyssenkrupp AG	6,644	46,326

Traton SE	5,898	138,905

United Internet AG, Registered Shares	2,047	52,098

Vonovia SE	10,151	320,028

Wacker Neuson SE	4,633	93,452

Total Germany		21,033,820

Hong Kong – 1.7%

AIA Group Ltd.	72,800	634,438

Bank of East Asia Ltd.	9,149	11,295

CLP Holdings Ltd.	38,500	317,770

See Notes to Financial Statements.

24	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2023

Investments	Shares	Value

Dah Sing Banking Group Ltd.	91,600	$59,123

Hang Lung Group Ltd.	50,000	68,130

Hang Seng Bank Ltd.	27,800	324,156

Hong Kong & China Gas Co. Ltd.	226,816	173,702

Hong Kong Exchanges & Clearing Ltd.	10,059	345,239

Link REIT	50,531	283,764

MTR Corp. Ltd.	77,643	301,283

Power Assets Holdings Ltd.	45,500	263,669

Sun Hung Kai Properties Ltd.	49,000	529,938

Swire Pacific Ltd., Class A	16,500	139,674

Swire Pacific Ltd., Class B	72,500	94,890

Swire Properties Ltd.	115,800	234,312

Techtronic Industries Co. Ltd.	15,500	184,705

Total Hong Kong		3,966,088

Ireland – 0.4%

AIB Group PLC	14,361	61,552

Bank of Ireland Group PLC	9,226	83,754

CRH PLC	7,722	532,560

Glanbia PLC	3,588	59,096

Kerry Group PLC, Class A	500	43,446

Kingspan Group PLC	641	55,513

Smurfit Kappa Group PLC	2,839	112,523

Total Ireland		948,444

Israel – 0.9%

Amot Investments Ltd.	22,087	119,485

Ashtrom Group Ltd.	2,377	37,105

Azrieli Group Ltd.	1,368	88,974

Bank Hapoalim BM	27,524	248,495

Bank Leumi Le-Israel BM	21,957	177,502

Bezeq The Israeli Telecommunication Corp. Ltd.	42,160	57,674

Delek Group Ltd.	727	94,450

FIBI Holdings Ltd.	1,801	78,774

First International Bank Of Israel Ltd.	3,417	140,252

Gav-Yam Lands Corp. Ltd.	8,505	69,464

Harel Insurance Investments & Financial Services Ltd.	4,772	37,610

ICL Group Ltd.	34,916	177,542

Israel Discount Bank Ltd., Class A	29,004	145,789

Matrix IT Ltd.	2,230	42,236

Mega Or Holdings Ltd.	3,673	86,182

Mivne Real Estate KD Ltd.	12,876	38,440

Mizrahi Tefahot Bank Ltd.	4,856	188,797

Newmed Energy LP	22,657	64,053

Phoenix Holdings Ltd.	5,542	56,406

Plus500 Ltd.	3,636	77,083

Total Israel		2,026,313

Italy – 4.3%

A2A SpA	75,537	155,119

ACEA SpA	4,875	74,477

Anima Holding SpA(c)	13,047	57,736

Assicurazioni Generali SpA	37,921	800,298

Azimut Holding SpA	3,815	99,625

Banca Generali SpA	2,662	98,921

Banca Mediolanum SpA	18,681	176,107

Banca Popolare di Sondrio SpA	13,402	86,755

Banco BPM SpA	31,840	168,158

BPER Banca	17,175	57,410

Brembo SpA	3,033	37,190

Buzzi SpA	1,747	53,147

Credito Emiliano SpA	10,624	94,356

Davide Campari-Milano NV	3,958	44,662

De’ Longhi SpA	436	14,699

DiaSorin SpA	233	23,998

Enav SpA(c)	20,544	77,976

Enel SpA	299,310	2,225,159

Eni SpA	60,754	1,030,034

ERG SpA	2,377	75,779

Ferrari NV	581	195,878

FinecoBank Banca Fineco SpA	8,937	134,115

Hera SpA	23,171	76,071

Infrastrutture Wireless Italiane SpA(c)	11,052	139,788

Intesa Sanpaolo SpA	331,878	969,131

Iren SpA	25,828	56,292

Italgas SpA	26,045	149,032

Leonardo SpA	4,237	69,902

Mediobanca Banca di Credito Finanziario SpA	20,408	252,602

Moncler SpA	1,454	89,463

Piaggio & C SpA	12,224	40,213

Poste Italiane SpA(c)	38,750	439,823

PRADA SpA	16,900	96,636

Prysmian SpA	1,510	68,672

Recordati Industria Chimica & Farmaceutica SpA	2,087	112,573

Saras SpA	35,325	63,059

Snam SpA	64,576	332,059

Technogym SpA(c)	8,173	81,842

Terna - Rete Elettrica Nazionale	26,154	218,243

UniCredit SpA	21,323	578,615

Unieuro SpA(a)(c)	1,412	16,190

Unipol Gruppo SpA	14,345	81,798

UnipolSai Assicurazioni SpA	51,907	129,586

Zignago Vetro SpA	3,702	58,315

Total Italy		9,901,504

Japan – 17.9%

ABC-Mart, Inc.	3,400	59,448

ADEKA Corp.	3,400	69,216

Advantest Corp.	2,500	85,065

Aeon Co. Ltd.	3,500	78,227

Aeon Mall Co. Ltd.(a)	3,200	40,221

AGC, Inc.(a)	3,800	141,132

Aica Kogyo Co. Ltd.(a)	2,200	53,244

Air Water, Inc.	3,000	40,995

Aisin Corp.	2,900	101,473

Ajinomoto Co., Inc.	2,900	111,902

Akita Bank Ltd.	3,000	40,453

Alfresa Holdings Corp.	3,600	61,196

Amada Co. Ltd.	9,400	98,014

Amano Corp.	2,200	52,152

See Notes to Financial Statements.

WisdomTree Trust	25

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2023

Investments	Shares	Value

Aozora Bank Ltd.(a)	2,600	$56,489

ARE Holdings, Inc.	5,300	73,346

Asahi Group Holdings Ltd.	4,300	160,373

Asahi Kasei Corp.	8,876	65,415

Asics Corp.	1,400	43,873

Astellas Pharma, Inc.	20,000	239,183

Autobacs Seven Co. Ltd.	11,400	126,146

Azbil Corp.	1,000	33,097

Bandai Namco Holdings, Inc.	5,000	100,245

BayCurrent Consulting, Inc.	1,000	35,118

Benesse Holdings, Inc.	1,700	31,436

Bridgestone Corp.(a)	10,700	443,240

Canon Marketing Japan, Inc.(a)	2,100	63,694

Canon, Inc.(a)	13,700	351,780

Capcom Co. Ltd.	1,600	51,707

Casio Computer Co. Ltd.	4,100	35,582

Central Japan Railway Co.	3,000	76,266

Chiba Bank Ltd.(a)	10,700	77,301

Chubu Electric Power Co., Inc.	11,300	145,999

Chugai Pharmaceutical Co. Ltd.	9,500	359,973

Coca-Cola Bottlers Japan Holdings, Inc.	5,300	76,109

COMSYS Holdings Corp.	3,300	72,798

Concordia Financial Group Ltd.	5,300	24,233

Cosmo Energy Holdings Co. Ltd.	1,700	68,323

Dai-ichi Life Holdings, Inc.	7,800	165,538

Daicel Corp.	6,100	59,105

Daifuku Co. Ltd.	2,100	42,490

Daiichi Sankyo Co. Ltd.	4,300	118,099

Daikin Industries Ltd.	1,200	195,645

Daito Trust Construction Co. Ltd.	800	92,779

Daiwa House Industry Co. Ltd.	7,100	215,145

Daiwa Securities Group, Inc.	17,500	117,813

Denka Co. Ltd.	1,600	28,327

Denso Corp.	32,500	490,336

Dentsu Group, Inc.(a)	3,400	87,255

DIC Corp.	3,100	60,942

Disco Corp.	600	148,872

DMG Mori Co. Ltd.	3,300	63,212

Earth Corp.(a)	3,100	100,489

East Japan Railway Co.	600	34,596

Ebara Corp.	1,300	76,978

Ehime Bank Ltd.	5,300	37,895

Electric Power Development Co. Ltd.	2,700	43,829

ENEOS Holdings, Inc.	36,800	146,281

Exedy Corp.	6,400	117,759

EXEO Group, Inc.	3,800	84,501

FANUC Corp.	6,300	185,318

Fast Retailing Co. Ltd.	800	198,553

FIDEA Holdings Co. Ltd.	5,700	61,051

Fuji Electric Co. Ltd.	1,200	51,658

FUJIFILM Holdings Corp.	2,400	144,242

Fujikura Ltd.	5,900	45,386

Fujimi, Inc.	100	2,224

Fujitsu Ltd.	1,000	150,908

Fukuoka Financial Group, Inc.	300	7,080

Gunma Bank Ltd.	11,300	55,306

Hachijuni Bank Ltd.	7,700	42,913

Hakuhodo DY Holdings, Inc.	4,100	31,423

Hamamatsu Photonics KK	900	37,027

Hankyu Hanshin Holdings, Inc.	1,800	57,315

Haseko Corp.	4,700	61,075

Hazama Ando Corp.	5,700	45,121

Heiwa Corp.	3,600	53,599

Hirogin Holdings, Inc.	13,400	85,801

Hirose Electric Co. Ltd.	500	56,622

Hitachi Construction Machinery Co. Ltd.	2,800	74,022

Hitachi Ltd.	7,100	512,179

Hokkaido Gas Co. Ltd.	2,900	45,296

Honda Motor Co. Ltd.	50,400	524,091

Horiba Ltd.	600	46,943

Hoshizaki Corp.	1,400	51,251

Hoya Corp.	700	87,512

Hulic Co. Ltd.(a)	8,600	90,069

Hyakujushi Bank Ltd.	1,500	25,599

Idemitsu Kosan Co. Ltd.	6,000	32,664

IHI Corp.(a)	300	5,875

Iida Group Holdings Co. Ltd.	800	11,982

Inaba Denki Sangyo Co. Ltd.	6,300	151,936

INFRONEER Holdings, Inc.	8,000	79,643

Inpex Corp.(a)	17,700	239,109

Internet Initiative Japan, Inc.	1,600	32,731

Isuzu Motors Ltd.	10,700	137,830

ITOCHU Corp.(a)	14,700	601,326

Itoham Yonekyu Holdings, Inc.	3,760	102,815

Izumi Co. Ltd.	1,900	48,774

Japan Airlines Co. Ltd.	4,400	86,608

Japan Exchange Group, Inc.	2,600	55,013

Japan Post Holdings Co. Ltd.	55,000	491,364

Japan Post Insurance Co. Ltd.	2,400	42,627

Japan Tobacco, Inc.(a)	49,700	1,284,980

JFE Holdings, Inc.	8,000	124,131

JTEKT Corp.	7,100	60,107

K’s Holdings Corp.	5,700	53,410

Kaga Electronics Co. Ltd.	1,100	47,829

Kajima Corp.	6,900	115,334

Kakaku.com, Inc.	4,600	56,970

Kamigumi Co. Ltd.	3,300	78,790

Kansai Electric Power Co., Inc.	8,363	111,048

Kao Corp.	3,900	160,448

Kawasaki Heavy Industries Ltd.	2,100	46,460

KDDI Corp.	21,400	680,951

Keyence Corp.	430	189,471

Ki-Star Real Estate Co. Ltd.(a)	500	11,154

Kikkoman Corp.	800	48,994

Kintetsu Group Holdings Co. Ltd.	2,000	63,442

Kirin Holdings Co. Ltd.(a)	3,700	54,222

Kobayashi Pharmaceutical Co. Ltd.	500	24,081

Kobe Steel Ltd.	8,900	115,180

See Notes to Financial Statements.

26	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2023

Investments	Shares	Value

Koei Tecmo Holdings Co. Ltd.(a)	3,000	$34,228

Kokuyo Co. Ltd.	4,800	78,105

Komatsu Ltd.	19,700	515,347

Konami Group Corp.	1,000	52,369

Kubota Corp.(a)	8,800	132,487

Kuraray Co. Ltd.(a)	4,900	49,546

Kurita Water Industries Ltd.	1,000	39,155

KYB Corp.(a)	1,800	62,626

Kyowa Kirin Co. Ltd.	3,000	50,433

Kyushu Railway Co.	2,800	61,708

LIKE, Inc.	2,100	21,778

Lintec Corp.	4,400	85,828

M3, Inc.	1,100	18,203

Macnica Holdings, Inc.	1,000	52,752

Marubeni Corp.	30,600	483,701

Marui Group Co. Ltd.	2,600	43,607

Matsui Securities Co. Ltd.	4,400	22,846

Max Co. Ltd.	2,400	55,923

Mazda Motor Corp.	9,300	100,500

Mebuki Financial Group, Inc.	23,000	69,972

Medipal Holdings Corp.	3,100	50,256

MEIJI Holdings Co. Ltd.	2,300	54,637

MEITEC Group Holdings, Inc.	3,300	66,173

MINEBEA MITSUMI, Inc.	3,400	69,903

MISUMI Group, Inc.	1,200	20,339

Mitsubishi Chemical Group Corp.	23,600	144,633

Mitsubishi Corp.	60,900	973,458

Mitsubishi Electric Corp.	16,200	229,705

Mitsubishi Estate Co. Ltd.	8,400	115,770

Mitsubishi Gas Chemical Co., Inc.	3,200	51,196

Mitsubishi Heavy Industries Ltd.(a)	2,600	151,983

Mitsubishi Logistics Corp.	2,300	69,320

Mitsubishi Shokuhin Co. Ltd.	1,500	51,177

Mitsubishi UFJ Financial Group, Inc.	160,400	1,378,384

Mitsuboshi Belting Ltd.	2,200	68,428

Mitsui Chemicals, Inc.	2,800	83,059

Mitsui Fudosan Co. Ltd.	7,000	171,698

Miura Co. Ltd.	2,500	49,794

Miyazaki Bank Ltd.	2,200	40,870

Mizuho Financial Group, Inc.	38,150	652,836

Mizuho Medy Co. Ltd.(a)	1,700	37,864

MS&AD Insurance Group Holdings, Inc.	7,000	275,372

Murata Manufacturing Co. Ltd.	12,000	254,760

Nabtesco Corp.(a)	2,500	51,027

Nagase & Co. Ltd.	3,000	48,092

NEC Corp.	600	35,537

NGK Insulators Ltd.	4,400	52,605

NH Foods Ltd.	1,300	44,077

NHK Spring Co. Ltd.(a)	7,200	61,132

Nichias Corp.	3,600	86,565

Nikkon Holdings Co. Ltd.	2,600	56,802

Nikon Corp.	3,700	36,638

Nintendo Co. Ltd.	10,900	568,968

Nippn Corp.	7,000	110,377

Nippon Carbon Co. Ltd.(a)	2,400	74,649

Nippon Electric Glass Co. Ltd.(a)	3,700	79,548

Nippon Express Holdings, Inc.	1,200	68,214

Nippon Gas Co. Ltd.	2,800	46,226

Nippon Kayaku Co. Ltd.	6,700	63,944

Nippon Paint Holdings Co. Ltd.	9,900	80,054

Nippon Sanso Holdings Corp.	1,000	26,784

Nippon Shinyaku Co. Ltd.	900	31,894

Nippon Shokubai Co. Ltd.	1,100	42,399

Nippon Steel Corp.(a)	24,400	559,030

Nippon Telegraph & Telephone Corp.	762,800	932,263

Nishimatsu Construction Co. Ltd.	1,400	38,987

Nissan Chemical Corp.	1,400	54,677

Nissan Motor Co. Ltd.	18,700	73,511

Nisshin Seifun Group, Inc.	3,900	52,519

Nisshinbo Holdings, Inc.	6,500	52,814

Nissin Foods Holdings Co. Ltd.	2,400	83,774

Niterra Co. Ltd.	4,000	95,021

Nitto Denko Corp.	2,100	157,150

Noevir Holdings Co. Ltd.	2,300	83,856

NOF Corp.	1,500	74,543

Nomura Holdings, Inc.	28,300	128,010

Nomura Real Estate Holdings, Inc.	3,300	86,819

Nomura Research Institute Ltd.	3,200	93,086

NSD Co. Ltd.	400	7,692

NSK Ltd.	10,700	57,910

Obayashi Corp.	13,000	112,498

Obic Co. Ltd.	500	86,165

Oji Holdings Corp.	1,800	6,933

Okinawa Cellular Telephone Co.	5,400	129,657

OKUMA Corp.	1,100	47,400

Okumura Corp.	1,600	53,171

Olympus Corp.	4,300	62,237

Omron Corp.	1,600	74,711

Ono Pharmaceutical Co. Ltd.	3,100	55,324

Open House Group Co. Ltd.	1,300	38,572

Oracle Corp.	1,300	100,234

Oriental Land Co. Ltd.	1,700	63,319

Osaka Gas Co. Ltd.	3,600	75,202

OSG Corp.	5,500	78,884

Otsuka Corp.	2,000	82,466

Otsuka Holdings Co. Ltd.	3,900	146,312

Panasonic Holdings Corp.	17,600	174,340

Persol Holdings Co. Ltd.	41,200	70,751

Pigeon Corp.(a)	4,600	52,989

Pola Orbis Holdings, Inc.(a)	2,700	30,336

Prima Meat Packers Ltd.	3,600	59,957

Recruit Holdings Co. Ltd.	3,100	131,120

Resona Holdings, Inc.	20,100	102,154

Resonac Holdings Corp.(a)	2,200	43,850

Ricoh Co. Ltd.	6,000	46,092

Rohm Co. Ltd.	2,800	53,674

Ryohin Keikaku Co. Ltd.	2,200	36,820

Sangetsu Corp.	2,700	59,370

See Notes to Financial Statements.

WisdomTree Trust	27

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2023

Investments	Shares	Value

Sanki Engineering Co. Ltd.	5,400	$67,031

Sankyo Co. Ltd.	1,400	81,658

Sanshin Electronics Co. Ltd.	2,000	30,785

Santen Pharmaceutical Co. Ltd.	7,000	69,762

Sanwa Holdings Corp.	5,200	78,878

SBI Holdings, Inc.(a)	5,400	121,498

SCREEN Holdings Co. Ltd.	1,400	118,471

Scroll Corp.	3,200	21,790

SCSK Corp.	2,600	51,565

Secom Co. Ltd.	1,500	108,047

Sega Sammy Holdings, Inc.	3,200	44,761

Seiko Epson Corp.	4,500	67,366

Sekisui Chemical Co. Ltd.	4,300	61,993

Sekisui House Ltd.	8,800	195,500

Senshu Ikeda Holdings, Inc.	16,500	37,803

Seven & i Holdings Co. Ltd.	6,600	261,931

Seven Bank Ltd.	28,600	60,799

SG Holdings Co. Ltd.	5,700	81,833

Shimadzu Corp.	1,200	33,554

Shimano, Inc.	400	61,952

Shin-Etsu Chemical Co. Ltd.	21,400	898,169

Shinko Electric Industries Co. Ltd.(a)	1,000	38,899

Shionogi & Co. Ltd.	3,500	168,769

Shiseido Co. Ltd.	700	21,112

SKY Perfect JSAT Holdings, Inc.	8,800	43,569

SMC Corp.	300	161,214

SoftBank Corp.	70,300	877,379

Sojitz Corp.	4,980	112,507

Sompo Holdings, Inc.	4,900	239,682

Sony Group Corp.	2,600	247,312

Starts Corp., Inc.	2,400	49,896

Subaru Corp.	10,500	192,602

SUMCO Corp.(a)	3,700	55,495

Sumitomo Bakelite Co. Ltd.	900	47,260

Sumitomo Corp.	23,900	521,467

Sumitomo Electric Industries Ltd.	7,900	100,613

Sumitomo Forestry Co. Ltd.	2,800	83,476

Sumitomo Heavy Industries Ltd.	1,700	42,868

Sumitomo Mitsui Financial Group, Inc.	13,800	673,457

Sumitomo Mitsui Trust Holdings, Inc.	10,200	195,781

Sumitomo Realty & Development Co. Ltd.	1,900	56,523

Sumitomo Rubber Industries Ltd.	2,900	31,514

Sundrug Co. Ltd.	1,700	54,649

Suzuki Motor Corp.	3,000	128,380

Sysmex Corp.	1,100	61,312

T&D Holdings, Inc.	5,400	85,819

Taiheiyo Cement Corp.	1,800	37,103

Taisei Corp.	400	13,681

Taiyo Yuden Co. Ltd.	1,300	34,395

Takara Holdings, Inc.	7,200	63,277

Takeda Pharmaceutical Co. Ltd.	21,400	615,375

Tama Home Co. Ltd.(a)	900	25,057

TDK Corp.	1,800	85,761

Teijin Ltd.	3,200	30,336

Terumo Corp.	2,300	75,405

THK Co. Ltd.	2,000	39,218

TIS, Inc.	2,000	44,077

Tobu Railway Co. Ltd.	2,000	53,752

Toho Co. Ltd.	800	27,062

Toho Gas Co. Ltd.	2,200	45,957

TOKAI Holdings Corp.	4,200	28,689

Tokai Tokyo Financial Holdings, Inc.	15,300	57,085

Tokio Marine Holdings, Inc.	20,400	510,651

Tokyo Electron Device Ltd.(a)	200	7,207

Tokyo Electron Ltd.	3,100	555,331

Tokyo Gas Co. Ltd.	3,800	87,278

Tokyo Ohka Kogyo Co. Ltd.	2,100	46,356

Tokyo Seimitsu Co. Ltd.	800	49,204

Tokyo Tatemono Co. Ltd.	4,100	61,421

Tokyu Fudosan Holdings Corp.	11,300	72,250

Toray Industries, Inc.	12,900	67,080

Tosoh Corp.	5,500	70,262

Toyo Seikan Group Holdings Ltd.	3,900	63,266

Toyo Tire Corp.	4,000	66,960

Toyota Boshoku Corp.	3,200	50,787

Toyota Motor Corp.	118,070	2,169,530

Toyota Tsusho Corp.	4,400	259,294

Transcosmos, Inc.	2,000	42,772

Trend Micro, Inc.	1,300	69,601

Tsubakimoto Chain Co.	5,400	154,937

UBE Corp.	2,800	45,482

Unicharm Corp.	2,000	72,322

USS Co. Ltd.	5,100	102,593

West Japan Railway Co.	1,500	62,573

Yakult Honsha Co. Ltd.	2,000	44,928

YAMABIKO Corp.	2,400	25,467

Yamada Holdings Co. Ltd.	13,800	42,913

Yamaha Motor Co. Ltd.(a)	16,800	150,089

Yamanashi Chuo Bank Ltd.	3,400	40,541

Yamato Holdings Co. Ltd.	2,100	38,811

Yaskawa Electric Corp.	1,900	79,380

Yokogawa Electric Corp.	1,700	32,425

Yokohama Rubber Co. Ltd.(a)	2,300	52,744

Yokorei Co. Ltd.(a)	500	3,720

ZOZO, Inc.(a)	3,700	83,327

Total Japan		41,518,127

Jersey – 0.0%

Ithaca Energy PLC	61,613	113,261

Jordan – 0.0%

Hikma Pharmaceuticals PLC	3,378	77,039

Netherlands – 2.5%

Aalberts NV	1,774	76,936

Aegon Ltd.	32,232	186,855

Akzo Nobel NV	1,764	145,794

Arcadis NV	887	47,855

ASM International NV	134	69,563

ASML Holding NV	1,244	936,782

See Notes to Financial Statements.

28	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2023

Investments	Shares	Value

BE Semiconductor Industries NV	1,137	$171,379

CTP NV(c)	5,742	96,920

Euronext NV(c)	1,094	95,048

Ferrovial SE	5,404	197,114

Heineken Holding NV	2,585	218,733

Heineken NV	3,664	372,121

IMCD NV	589	102,508

ING Groep NV, Series N	94,338	1,409,551

JDE Peet’s NV	3,803	102,336

Koninklijke Ahold Delhaize NV	16,222	466,179

Koninklijke KPN NV	76,991	265,180

Koninklijke Vopak NV	1,924	64,696

Randstad NV	3,420	214,283

SBM Offshore NV	4,387	60,334

Signify NV(c)	2,329	78,005

Universal Music Group NV(a)	10,630	303,072

Wolters Kluwer NV	1,661	236,142

Total Netherlands		5,917,386

Norway – 1.9%

ABG Sundal Collier Holding ASA	26,229	17,562

Aker ASA, Class A	1,186	77,777

Aker BP ASA	15,003	436,542

Austevoll Seafood ASA	7,849	57,308

Bouvet ASA	6,770	40,597

DNB Bank ASA	40,801	867,790

DNO ASA	47,501	47,100

Equinor ASA	28,522	904,749

Europris ASA(c)	5,309	40,122

Gjensidige Forsikring ASA	7,826	144,488

Hoegh Autoliners ASA	10,214	92,779

Kongsberg Gruppen ASA	1,708	78,272

Leroy Seafood Group ASA	11,349	46,756

Mowi ASA	6,218	111,433

MPC Container Ships ASA	27,291	35,808

Orkla ASA	11,124	86,357

Protector Forsikring ASA	2,843	50,389

Rana Gruber ASA	6,909	54,357

SpareBank 1 SMN	7,353	102,667

SpareBank 1 SR-Bank ASA	6,516	82,703

Sparebanken Vest	5,561	59,905

Storebrand ASA	6,538	57,966

Telenor ASA	35,383	406,241

TGS ASA	2,153	28,026

Var Energi ASA	81,593	258,380

Wallenius Wilhelmsen ASA	20,353	178,364

Total Norway		4,364,438

Portugal – 0.4%

EDP – Energias de Portugal SA	59,125	297,498

Galp Energia SGPS SA	9,401	138,533

Jeronimo Martins SGPS SA	4,878	124,151

Navigator Co. SA	37,851	148,349

NOS SGPS SA	17,361	61,369

REN – Redes Energeticas Nacionais SGPS SA	20,377	52,335

Semapa-Sociedade de Investimento & Gestao	5,033	74,500

Sonae SGPS SA	71,203	71,143

Total Portugal		967,878

Singapore – 2.5%

CapitaLand Investment Ltd.	70,600	169,127

City Developments Ltd.	12,300	62,008

ComfortDelGro Corp. Ltd.	52,300	55,508

DBS Group Holdings Ltd.	53,763	1,361,703

Genting Singapore Ltd.	178,900	135,623

Hour Glass Ltd.	37,800	47,569

Keppel Corp. Ltd.	45,700	244,939

Keppel Infrastructure Trust	129,735	49,176

Netlink NBN Trust(b)	108,000	68,774

Oversea-Chinese Banking Corp. Ltd.	113,301	1,116,604

Propnex Ltd.(b)	59,200	41,738

Raffles Medical Group Ltd.	45,900	37,580

Sembcorp Industries Ltd.	10,200	41,060

Sheng Siong Group Ltd.	58,500	70,957

Singapore Airlines Ltd.	87,600	435,642

Singapore Exchange Ltd.	16,100	119,978

Singapore Technologies Engineering Ltd.	25,013	73,763

Singapore Telecommunications Ltd.	284,400	532,536

StarHub Ltd.	100,700	84,737

United Overseas Bank Ltd.	39,228	846,059

UOL Group Ltd.(a)	7,600	36,182

Venture Corp. Ltd.	5,600	57,779

Total Singapore		5,689,042

Spain – 5.0%

Acciona SA	591	87,025

Acerinox SA	6,331	74,516

ACS Actividades de Construccion y Servicios SA	5,409	239,958

Aena SME SA(c)	2,406	436,143

Amadeus IT Group SA	3,191	228,698

Atresmedia Corp. de Medios de Comunicacion SA	19,776	78,513

Banco Bilbao Vizcaya Argentaria SA	154,712	1,405,845

Banco de Sabadell SA	71,678	88,126

Banco Santander SA	149,880	625,753

Bankinter SA	16,623	106,430

CaixaBank SA	126,785	521,838

Cia de Distribucion Integral Logista Holdings SA	4,899	132,478

CIE Automotive SA(a)	1,279	36,338

Corp. ACCIONA Energias Renovables SA	2,256	69,978

Enagas SA(a)	7,360	124,108

Endesa SA(a)	40,148	818,692

Faes Farma SA	13,916	48,576

Fluidra SA	4,068	84,707

Fomento de Construcciones y Contratas SA	6,864	110,398

Gestamp Automocion SA(c)	12,875	49,892

Grupo Catalana Occidente SA	2,620	89,430

Iberdrola SA	129,102	1,692,811

Industria de Diseno Textil SA	50,426	2,196,373

Inmobiliaria Colonial Socimi SA	12,459	90,147

See Notes to Financial Statements.

WisdomTree Trust	29

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2023

Investments	Shares	Value

Mapfre SA	54,433	$116,831

Merlin Properties Socimi SA	16,432	182,605

Naturgy Energy Group SA	22,238	663,261

Prosegur Cash SA(c)	60,349	35,799

Redeia Corp. SA	6,350	104,587

Repsol SA	19,672	292,278

Sacyr SA	17,128	59,145

Telefonica SA	142,137	554,879

Unicaja Banco SA(a)(c)	43,525	42,791

Viscofan SA(a)	1,048	62,051

Total Spain		11,551,000

Sweden – 2.5%

AAK AB	2,400	53,535

AFRY AB	1,872	25,950

Alfa Laval AB	859	34,384

Assa Abloy AB, Class B	5,996	172,719

Atlas Copco AB, Class A	17,303	297,974

Atlas Copco AB, Class B	7,193	106,633

Atrium Ljungberg AB, Class B	2,119	48,613

Avanza Bank Holding AB(a)	2,424	56,163

Axfood AB	2,759	74,739

Billerud Aktiebolag	4,048	41,131

Clas Ohlson AB, Class B	2,877	45,105

Dios Fastigheter AB	8,068	69,329

Dometic Group AB(c)	3,824	34,196

Elekta AB, Class B	2,432	19,866

Epiroc AB, Class A	5,666	113,682

Essity AB, Class B	5,653	140,233

Evolution AB(c)	1,521	181,442

FastPartner AB, Class A	3,208	19,959

H & M Hennes & Mauritz AB, Class B	19,921	349,127

Hexpol AB	5,718	69,221

Holmen AB, Class B	884	37,341

Hufvudstaden AB, Class A(a)	2,014	28,398

Husqvarna AB, Class B	10,161	83,665

Indutrade AB	2,238	58,138

Investment AB Latour, Class B	2,630	68,452

L E Lundbergforetagen AB, Class B	474	25,784

Lifco AB, Class B	3,959	97,111

Loomis AB	1,196	31,758

Nibe Industrier AB, Class B	8,567	60,186

Nordic Paper Holding AB	5,948	26,353

Nordnet AB publ	3,984	67,600

Peab AB, Class B	13,403	75,940

Saab AB, Class B	606	36,536

Sagax AB, Class B	2,365	65,098

Sandvik AB	8,416	182,135

Securitas AB, Class B	6,839	66,898

Skandinaviska Enskilda Banken AB, Class A	41,679	574,036

Skandinaviska Enskilda Banken AB, Class C(a)	3,302	45,478

Skanska AB, Class B	5,950	107,660

SKF AB, Class B	5,030	100,472

Svenska Cellulosa AB SCA, Class B	3,661	54,890

Svenska Handelsbanken AB, Class A	33,073	359,188

Sweco AB, Class B	4,256	57,054

Swedbank AB, Class A	26,136	527,240

Thule Group AB(c)	1,212	33,012

Trelleborg AB, Class B(a)	2,110	70,683

Volvo AB, Class A	6,564	173,905

Volvo AB, Class B	23,254	603,856

Wihlborgs Fastigheter AB	6,902	64,549

Total Sweden		5,737,417

Switzerland – 10.0%

ABB Ltd., Registered Shares	23,726	1,051,482

Accelleron Industries AG	2,106	65,709

Adecco Group AG, Registered Shares	3,957	194,030

Alcon, Inc.	609	47,496

Allreal Holding AG, Registered Shares	61	10,901

Baloise Holding AG, Registered Shares	606	94,898

Banque Cantonale Vaudoise, Registered Shares	1,428	184,088

BKW AG	502	89,169

Cembra Money Bank AG	508	39,595

Cie Financiere Richemont SA, Class A, Registered Shares	3,463	476,258

Clariant AG, Registered Shares	2,416	35,652

Coca-Cola HBC AG	5,415	159,115

DKSH Holding AG	1,134	78,685

DSM-Firmenich AG	1,409	143,194

EFG International AG	6,416	82,330

Flughafen Zurich AG, Registered Shares	420	87,628

Galenica AG(c)	1,010	87,302

Geberit AG, Registered Shares	297	190,201

Georg Fischer AG, Registered Shares	1,422	103,231

Givaudan SA, Registered Shares	60	248,369

Helvetia Holding AG, Registered Shares	1,227	168,965

Holcim AG, Registered Shares	11,436	897,053

Julius Baer Group Ltd.	4,008	224,532

Kuehne & Nagel International AG, Registered Shares	3,106	1,069,469

Logitech International SA, Registered Shares	935	88,606

Mobilezone Holding AG, Registered Shares	2,464	40,166

Nestle SA, Registered Shares	34,426	3,988,450

Novartis AG, Registered Shares	37,484	3,779,798

OC Oerlikon Corp. AG, Registered Shares	13,771	62,110

Partners Group Holding AG	294	423,718

PSP Swiss Property AG, Registered Shares	632	88,307

Roche Holding AG	7,858	2,282,755

Roche Holding AG, Bearer Shares	1,173	364,311

Schindler Holding AG, Participation Certificate	550	137,426

Schindler Holding AG, Registered Shares	262	62,103

SFS Group AG	402	49,769

SGS SA, Registered Shares	3,455	297,779

SIG Group AG	2,851	65,546

Sika AG, Registered Shares	743	241,620

Sonova Holding AG, Registered Shares	375	122,260

Stadler Rail AG	985	35,437

STMicroelectronics NV	2,167	108,306

Straumann Holding AG, Registered Shares	542	87,323

See Notes to Financial Statements.

30	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2023

Investments	Shares	Value

Sulzer AG, Registered Shares	826	$84,303

Swatch Group AG, Bearer Shares	217	58,939

Swatch Group AG, Registered Shares	955	49,982

Swiss Life Holding AG, Registered Shares	630	437,141

Swiss Prime Site AG, Registered Shares	969	103,445

Swiss Re AG	7,616	855,663

Swisscom AG, Registered Shares	914	549,497

UBS Group AG, Registered Shares	34,170	1,059,629

VAT Group AG(c)	260	130,209

Vontobel Holding AG, Registered Shares	867	56,142

Zurich Insurance Group AG	3,293	1,719,958

Total Switzerland		23,260,050

United Kingdom – 13.4%

4imprint Group PLC	925	53,889

Admiral Group PLC	3,755	128,480

Airtel Africa PLC(c)	57,091	94,759

Antofagasta PLC	12,029	257,544

Ashmore Group PLC	30,068	85,401

Ashtead Group PLC	2,243	156,179

Associated British Foods PLC	4,798	144,777

Assura PLC	55,766	34,209

AstraZeneca PLC	15,894	2,147,736

Auto Trader Group PLC(c)	4,430	40,740

BAE Systems PLC	36,226	512,839

Balfour Beatty PLC	12,357	52,173

Barclays PLC	255,106	500,106

Beazley PLC	6,264	41,683

Bellway PLC	3,059	100,142

Berkeley Group Holdings PLC	1,483	88,628

Big Yellow Group PLC	4,280	66,674

Bodycote PLC	8,802	66,708

BP PLC	226,636	1,346,780

Bridgepoint Group PLC(c)	9,388	33,414

British American Tobacco PLC	67,323	1,970,075

British Land Co. PLC	22,528	114,760

Britvic PLC	7,423	79,535

BT Group PLC	210,628	331,876

Bunzl PLC	2,859	116,264

Burberry Group PLC	3,928	70,905

Centrica PLC	55,318	99,185

Clarkson PLC	1,374	55,437

Close Brothers Group PLC	3,154	31,924

Compass Group PLC	14,988	410,030

Computacenter PLC	1,299	46,235

ConvaTec Group PLC(c)	17,372	54,080

Cranswick PLC	1,366	66,312

DCC PLC	1,506	110,929

Derwent London PLC	2,082	62,638

Diageo PLC	18,791	684,148

Diploma PLC	1,090	49,773

Drax Group PLC	7,215	45,041

DS Smith PLC	44,481	174,252

Dunelm Group PLC	4,433	61,993

FDM Group Holdings PLC	2,805	16,395

Games Workshop Group PLC	762	95,877

Grainger PLC	12,442	41,937

Greggs PLC	1,616	53,603

H&T Group PLC	3,189	17,562

Haleon PLC	33,042	135,485

Halma PLC	1,328	38,667

Harbour Energy PLC	20,735	81,572

Hargreaves Lansdown PLC	6,102	57,097

Hays PLC	55,637	77,451

Howden Joinery Group PLC	13,720	142,301

HSBC Holdings PLC	504,496	4,087,099

Hunting PLC	4,514	17,004

IMI PLC	2,893	62,106

Imperial Brands PLC	24,459	563,273

Inchcape PLC	8,275	75,478

Informa PLC	14,700	146,393

InterContinental Hotels Group PLC	1,955	176,699

Intertek Group PLC	1,446	78,269

Investec PLC	12,837	87,027

ITV PLC	98,868	79,756

J Sainsbury PLC	40,714	157,056

Johnson Matthey PLC	3,707	80,218

Land Securities Group PLC	12,832	115,293

Lloyds Banking Group PLC	1,178,658	716,868

London Stock Exchange Group PLC	1,943	229,711

LondonMetric Property PLC	36,501	89,108

Mondi PLC	6,744	132,183

Morgan Sindall Group PLC	2,163	61,076

National Grid PLC	94,322	1,272,157

NatWest Group PLC	222,699	622,869

Next PLC	1,598	165,374

Pagegroup PLC	12,091	75,064

Pan African Resources PLC	104,264	22,410

Pearson PLC	5,832	71,685

Pennon Group PLC	5,857	56,111

Primary Health Properties PLC	35,100	46,446

Prudential PLC	17,065	193,006

PZ Cussons PLC	31,463	61,447

Reckitt Benckiser Group PLC	10,047	694,189

Redde Northgate PLC	12,159	56,344

Redrow PLC	8,305	65,164

RELX PLC	17,039	675,533

Renishaw PLC	1,329	60,619

Rentokil Initial PLC	15,668	88,043

Rightmove PLC	6,144	45,083

Rotork PLC	14,339	59,152

RS Group PLC	4,910	51,301

Safestore Holdings PLC	4,073	45,900

Sage Group PLC	8,305	124,135

Savills PLC	4,087	50,486

Schroders PLC	22,211	121,724

Serco Group PLC	13,802	28,521

Serica Energy PLC	14,232	41,656

Severn Trent PLC	3,247	106,752

See Notes to Financial Statements.

WisdomTree Trust	31

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2023

Investments	Shares	Value

Shell PLC	71,315	$2,337,811

Smith & Nephew PLC	9,136	125,608

Smiths Group PLC	3,955	88,913

Spectris PLC	1,165	56,123

Spirax-Sarco Engineering PLC	343	45,934

SSE PLC	29,297	693,175

St. James’s Place PLC	12,145	105,838

Standard Chartered PLC	17,978	152,774

Tate & Lyle PLC	6,962	58,487

TBC Bank Group PLC	2,055	74,138

Tesco PLC	126,112	467,030

TORM PLC, Class A(a)	2,973	89,961

Travis Perkins PLC	8,711	92,014

Unilever PLC	41,411	2,006,048

Unite Group PLC	7,010	93,295

United Utilities Group PLC	8,490	114,670

Vesuvius PLC	15,137	92,855

Victrex PLC	1,401	27,183

Virgin Money U.K. PLC	34,978	73,328

Vodafone Group PLC	838,654	732,986

Weir Group PLC	2,684	64,548

WH Smith PLC	4,323	73,516

Whitbread PLC	2,457	114,513

Total United Kingdom		30,982,736

United States – 1.7%

GSK PLC	72,822	1,346,271

Stellantis NV	108,792	2,541,745

Total United States		3,888,016
TOTAL COMMON STOCKS (Cost: $192,462,923)		231,413,607

RIGHTS – 0.0%

Australia – 0.0%
Sigma Healthcare Ltd., expiring 1/19/24* (Cost: $0)	20,274	4,219

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.6%

United States – 1.6%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d)
(Cost: $3,612,409)	3,612,409	3,612,409

TOTAL INVESTMENTS IN SECURITIES – 101.5% (Cost: $196,075,332)		235,030,235

Other Assets less Liabilities – (1.5)%		(3,451,697)

NET ASSETS – 100.0%		$231,578,538

*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at December 31, 2023 (See Note 2). At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,546,369 and the total market value of the collateral held by the Fund was $9,065,142. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,452,733.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/4/2024	324,313	AUD	213,630	USD	$7,672	$—
Bank of America NA	1/4/2024	89,858	AUD	61,160	USD	157	—
Bank of America NA	1/4/2024	316,660	DKK	45,903	USD	1,023	—
Bank of America NA	1/4/2024	88,926	DKK	13,142	USD	36	—
Bank of America NA	1/4/2024	592,321	EUR	645,881	USD	8,451	—
Bank of America NA	1/4/2024	1,098,593	EUR	1,186,986	USD	26,622	—
Bank of America NA	1/4/2024	308,428	EUR	339,823	USD	895	—
Bank of America NA	1/4/2024	377,607	GBP	475,702	USD	5,673	—
Bank of America NA	1/4/2024	107,093	GBP	136,189	USD	334	—
Bank of America NA	1/4/2024	97,403	ILS	26,356	USD	694	—
Bank of America NA	1/4/2024	823,623	NOK	75,294	USD	5,808	—
Bank of America NA	1/4/2024	220,043	NOK	21,556	USD	111	—
Bank of America NA	1/4/2024	979,629	SEK	93,974	USD	3,236	—
Bank of America NA	1/4/2024	269,570	SEK	26,904	USD	—	(154)
Bank of America NA	1/4/2024	108,128	SGD	80,794	USD	1,181	—
Bank of America NA	1/4/2024	30,613	SGD	23,130	USD	78	—
Bank of America NA	1/5/2024	196,980	CHF	226,187	USD	7,878	—
Bank of America NA	1/5/2024	55,347	CHF	64,755	USD	1,011	—
Bank of America NA	1/9/2024	103,430,556	JPY	706,297	USD	27,820	—

See Notes to Financial Statements.

32	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/9/2024	28,714,546	JPY	202,206	USD	$1,601	$—
Barclays Bank PLC	1/4/2024	1,849,896	USD	2,787,113	AUD	—	(51,952)
Barclays Bank PLC	1/4/2024	405,398	USD	2,765,375	DKK	—	(4,407)
Barclays Bank PLC	1/4/2024	10,695,484	USD	9,788,313	EUR	—	(117,591)
Barclays Bank PLC	1/4/2024	4,285,340	USD	3,384,124	GBP	—	(28,763)
Barclays Bank PLC	1/4/2024	192,433	USD	715,887	ILS	—	(6,377)
Barclays Bank PLC	1/4/2024	609,349	USD	6,562,023	NOK	—	(36,810)
Barclays Bank PLC	1/4/2024	821,098	USD	8,589,872	SEK	—	(31,287)
Barclays Bank PLC	1/4/2024	736,718	USD	981,807	SGD	—	(7,618)
Barclays Bank PLC	1/5/2024	2,109,366	USD	1,827,515	CHF	—	(62,208)
Barclays Bank PLC	1/9/2024	5,979,526	USD	878,798,977	JPY	—	(257,906)
Citibank NA	1/4/2024	2,723,264	AUD	1,858,279	USD	—	(0)^
Citibank NA	1/4/2024	2,749,993	DKK	407,530	USD	—	(4)
Citibank NA	1/4/2024	9,593,664	EUR	10,597,958	USD	90	—
Citibank NA	1/4/2024	3,330,515	GBP	4,245,810	USD	—	(48)
Citibank NA	1/4/2024	691,278	ILS	191,977	USD	—	(2)
Citibank NA	1/4/2024	6,816,240	NOK	671,205	USD	—	(14)
Citibank NA	1/4/2024	8,314,856	SEK	825,092	USD	3	—
Citibank NA	1/4/2024	977,928	SGD	741,434	USD	—	(40)
Citibank NA	1/4/2024	1,926,977	USD	2,903,219	AUD	—	(54,098)
Citibank NA	1/4/2024	422,291	USD	2,880,566	DKK	—	(4,585)
Citibank NA	1/4/2024	11,141,131	USD	10,196,329	EUR	—	(122,676)
Citibank NA	1/4/2024	4,463,897	USD	3,525,058	GBP	—	(29,870)
Citibank NA	1/4/2024	200,453	USD	745,673	ILS	—	(6,629)
Citibank NA	1/4/2024	634,739	USD	6,835,382	NOK	—	(38,337)
Citibank NA	1/4/2024	855,312	USD	8,947,714	SEK	—	(32,583)
Citibank NA	1/4/2024	767,415	USD	1,022,715	SGD	—	(7,934)
Citibank NA	1/5/2024	364,590	CHF	418,078	USD	15,152	—
Citibank NA	1/5/2024	1,699,954	CHF	2,020,001	USD	—	(3)
Citibank NA	1/5/2024	2,197,256	USD	1,903,663	CHF	—	(64,802)
Citibank NA	1/9/2024	888,371,362	JPY	6,305,470	USD	—	(96)
Citibank NA	1/9/2024	6,228,673	USD	915,415,613	JPY	—	(268,652)
Citibank NA	1/9/2024	1,215,688	USD	179,105,051	JPY	—	(55,542)
Citibank NA	2/5/2024	1,052,027	USD	1,540,181	AUD	—	(41)
Citibank NA	2/5/2024	708,572	USD	594,413	CHF	—	(25)
Citibank NA	2/5/2024	104,589	USD	704,656	DKK	—	(3)
Citibank NA	2/5/2024	2,737,584	USD	2,475,066	EUR	—	(23)
Citibank NA	2/5/2024	1,095,332	USD	859,050	GBP	18	—
Citibank NA	2/5/2024	236,835	USD	852,307	ILS	—	(9)
Citibank NA	2/5/2024	2,586,146	USD	362,823,870	JPY	22	—
Citibank NA	2/5/2024	278,515	USD	2,826,267	NOK	—	(7)
Citibank NA	2/5/2024	693,147	USD	6,976,836	SEK	—	(57)
Citibank NA	2/5/2024	749,073	USD	986,629	SGD	2	—
HSBC Holdings PLC	1/4/2024	2,723,268	AUD	1,858,279	USD	3	—
HSBC Holdings PLC	1/4/2024	2,749,972	DKK	407,530	USD	—	(7)
HSBC Holdings PLC	1/4/2024	9,593,656	EUR	10,597,958	USD	81	—
HSBC Holdings PLC	1/4/2024	3,330,509	GBP	4,245,810	USD	—	(55)
HSBC Holdings PLC	1/4/2024	691,268	ILS	191,977	USD	—	(4)
HSBC Holdings PLC	1/4/2024	6,816,302	NOK	671,205	USD	—	(8)
HSBC Holdings PLC	1/4/2024	8,314,885	SEK	825,092	USD	6	—
HSBC Holdings PLC	1/4/2024	977,966	SGD	741,434	USD	—	(10)
HSBC Holdings PLC	1/4/2024	2,004,056	USD	3,019,366	AUD	—	(56,275)
HSBC Holdings PLC	1/4/2024	439,182	USD	2,995,781	DKK	—	(4,768)
HSBC Holdings PLC	1/4/2024	11,586,776	USD	10,604,153	EUR	—	(127,551)
HSBC Holdings PLC	1/4/2024	4,642,453	USD	3,666,156	GBP	—	(31,186)
HSBC Holdings PLC	1/4/2024	208,471	USD	775,575	ILS	—	(6,915)
HSBC Holdings PLC	1/4/2024	660,129	USD	7,108,606	NOK	—	(39,851)

See Notes to Financial Statements.

WisdomTree Trust	33

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	1/4/2024	889,524	USD	9,305,551	SEK	$—	$(33,879)
HSBC Holdings PLC	1/4/2024	798,112	USD	1,063,596	SGD	—	(8,230)
HSBC Holdings PLC	1/5/2024	1,699,958	CHF	2,020,001	USD	2	—
HSBC Holdings PLC	1/5/2024	2,285,146	USD	1,979,819	CHF	—	(67,405)
HSBC Holdings PLC	1/9/2024	888,368,840	JPY	6,305,470	USD	—	(114)
HSBC Holdings PLC	1/9/2024	6,477,820	USD	952,038,079	JPY	—	(279,440)
HSBC Holdings PLC	2/5/2024	1,052,027	USD	1,540,184	AUD	—	(43)
HSBC Holdings PLC	2/5/2024	708,572	USD	594,437	CHF	—	(54)
HSBC Holdings PLC	2/5/2024	104,589	USD	704,698	DKK	—	(9)
HSBC Holdings PLC	2/5/2024	2,737,584	USD	2,475,080	EUR	—	(37)
HSBC Holdings PLC	2/5/2024	1,095,332	USD	859,059	GBP	6	—
HSBC Holdings PLC	2/5/2024	236,835	USD	852,401	ILS	—	(35)
HSBC Holdings PLC	2/5/2024	2,586,146	USD	362,823,611	JPY	24	—
HSBC Holdings PLC	2/5/2024	278,515	USD	2,826,214	NOK	—	(2)
HSBC Holdings PLC	2/5/2024	693,147	USD	6,977,322	SEK	—	(106)
HSBC Holdings PLC	2/5/2024	749,073	USD	986,642	SGD	—	(7)
JP Morgan Chase Bank NA	1/4/2024	27,218	ILS	7,546	USD	13	—
Morgan Stanley & Co. International	1/4/2024	2,723,292	AUD	1,858,279	USD	19	—
Morgan Stanley & Co. International	1/4/2024	2,749,991	DKK	407,530	USD	—	(4)
Morgan Stanley & Co. International	1/4/2024	9,593,612	EUR	10,597,958	USD	33	—
Morgan Stanley & Co. International	1/4/2024	3,330,536	GBP	4,245,810	USD	—	(22)
Morgan Stanley & Co. International	1/4/2024	691,297	ILS	191,977	USD	4	—
Morgan Stanley & Co. International	1/4/2024	6,816,304	NOK	671,205	USD	—	(8)
Morgan Stanley & Co. International	1/4/2024	8,314,911	SEK	825,092	USD	9	—
Morgan Stanley & Co. International	1/4/2024	977,987	SGD	741,434	USD	5	—
Morgan Stanley & Co. International	1/4/2024	1,926,977	USD	2,903,263	AUD	—	(54,128)
Morgan Stanley & Co. International	1/4/2024	422,291	USD	2,880,693	DKK	—	(4,604)
Morgan Stanley & Co. International	1/4/2024	11,141,131	USD	10,196,273	EUR	—	(122,614)
Morgan Stanley & Co. International	1/4/2024	4,463,897	USD	3,525,058	GBP	—	(29,870)
Morgan Stanley & Co. International	1/4/2024	200,453	USD	745,648	ILS	—	(6,622)
Morgan Stanley & Co. International	1/4/2024	634,739	USD	6,835,533	NOK	—	(38,352)
Morgan Stanley & Co. International	1/4/2024	855,312	USD	8,947,714	SEK	—	(32,583)
Morgan Stanley & Co. International	1/4/2024	767,415	USD	1,022,692	SGD	—	(7,916)
Morgan Stanley & Co. International	1/5/2024	1,699,968	CHF	2,020,001	USD	14	—
Morgan Stanley & Co. International	1/5/2024	2,197,256	USD	1,903,661	CHF	—	(64,800)
Morgan Stanley & Co. International	1/9/2024	888,368,777	JPY	6,305,470	USD	—	(114)
Morgan Stanley & Co. International	1/9/2024	6,228,673	USD	915,408,002	JPY	—	(268,598)
Morgan Stanley & Co. International	2/5/2024	1,052,027	USD	1,540,229	AUD	—	(74)
Morgan Stanley & Co. International	2/5/2024	708,572	USD	594,427	CHF	—	(41)
Morgan Stanley & Co. International	2/5/2024	104,589	USD	704,708	DKK	—	(11)
Morgan Stanley & Co. International	2/5/2024	2,737,584	USD	2,475,046	EUR	—	(0)^
Morgan Stanley & Co. International	2/5/2024	1,095,332	USD	859,058	GBP	7	—
Morgan Stanley & Co. International	2/5/2024	236,835	USD	852,354	ILS	—	(22)
Morgan Stanley & Co. International	2/5/2024	2,586,146	USD	362,819,447	JPY	54	—
Morgan Stanley & Co. International	2/5/2024	278,515	USD	2,826,370	NOK	—	(18)
Morgan Stanley & Co. International	2/5/2024	693,147	USD	6,976,837	SEK	—	(57)
Morgan Stanley & Co. International	2/5/2024	749,073	USD	986,689	SGD	—	(43)
Royal Bank of Canada	1/4/2024	206,248	GBP	260,458	USD	2,468	—
Royal Bank of Canada	1/4/2024	242,712	USD	2,620,730	NOK	—	(15,350)
Standard Chartered Bank	1/4/2024	2,723,392	AUD	1,858,279	USD	87	—
Standard Chartered Bank	1/4/2024	2,750,106	DKK	407,527	USD	16	—
Standard Chartered Bank	1/4/2024	9,591,867	EUR	10,597,958	USD	—	(1,895)
Standard Chartered Bank	1/4/2024	3,330,542	GBP	4,245,808	USD	—	(12)
Standard Chartered Bank	1/4/2024	691,290	ILS	191,977	USD	2	—
Standard Chartered Bank	1/4/2024	6,816,469	NOK	671,203	USD	11	—
Standard Chartered Bank	1/4/2024	8,315,236	SEK	825,092	USD	41	—
Standard Chartered Bank	1/4/2024	978,033	SGD	741,434	USD	40	—

See Notes to Financial Statements.

34	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

December 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Standard Chartered Bank	1/5/2024	1,700,154	CHF	2,020,001	USD	$235		$—
Standard Chartered Bank	1/9/2024	888,377,245	JPY	6,305,467	USD	—		(51)
Standard Chartered Bank	2/5/2024	1,052,027	USD	1,540,235	AUD	—		(78)
Standard Chartered Bank	2/5/2024	708,572	USD	594,393	CHF	—		(1)
Standard Chartered Bank	2/5/2024	104,586	USD	704,677	DKK	—		(9)
Standard Chartered Bank	2/5/2024	2,737,584	USD	2,474,652	EUR	435		—
Standard Chartered Bank	2/5/2024	1,095,330	USD	859,062	GBP	0	^	—
Standard Chartered Bank	2/5/2024	236,833	USD	852,220	ILS	13		—
Standard Chartered Bank	2/5/2024	2,586,145	USD	362,830,971	JPY	—		(30)
Standard Chartered Bank	2/5/2024	278,515	USD	2,826,259	NOK	—		(7)
Standard Chartered Bank	2/5/2024	693,144	USD	6,976,598	SEK	—		(37)
Standard Chartered Bank	2/5/2024	749,071	USD	986,661	SGD	—		(24)
						$119,196		$(2,595,139)
^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$231,413,607	$—	$—	$231,413,607
Rights	—	4,219	—	4,219
Investment of Cash Collateral for Securities Loaned	—	3,612,409	—	3,612,409
Total Investments in Securities	$231,413,607	$3,616,628	$—	$235,030,235
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$119,196	$—	$119,196
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,595,139)	$—	$(2,595,139)
Total – Net	$231,413,607	$1,140,685	$—	$232,554,292
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	35

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2023

Investments	Shares	Value

COMMON STOCKS – 100.3%

Australia – 12.2%

Accent Group Ltd.(a)	329,282	$435,890

Acrow Ltd.	199,185	140,671

AMP Ltd.	836,942	531,111

Ansell Ltd.	21,948	377,101

ARB Corp. Ltd.(a)	12,630	309,906

AUB Group Ltd.	15,949	301,998

Australian Clinical Labs Ltd.(a)(b)	63,176	124,582

Baby Bunting Group Ltd.(a)(b)	50,526	68,953

Bapcor Ltd.(a)	73,552	278,043

Base Resources Ltd.	670,977	70,965

Breville Group Ltd.(a)	12,276	228,093

Capitol Health Ltd.	720,848	115,590

Cedar Woods Properties Ltd.(a)	59,555	202,780

Centuria Capital Group(a)	503,154	602,539

Champion Iron Ltd.(a)	102,405	586,260

Codan Ltd.	32,622	190,320

Collins Foods Ltd.	23,617	190,802

Corporate Travel Management Ltd.(a)	16,655	222,290

CSR Ltd.	279,280	1,257,740

Dalrymple Bay Infrastructure Ltd.	124,483	228,491

Data#3 Ltd.(a)	29,775	171,475

Dicker Data Ltd.(a)	39,774	324,592

Domain Holdings Australia Ltd.(a)	73,598	173,258

Eagers Automotive Ltd.	88,698	876,374

EVT Ltd.	34,670	289,326

First Resources Ltd.	559,927	607,001

G8 Education Ltd.	202,286	162,875

Gold Road Resources Ltd.	52,289	70,110

GR Engineering Services Ltd.	75,406	114,226

GrainCorp Ltd., Class A	53,331	265,286

GUD Holdings Ltd.(a)	49,948	408,984

GWA Group Ltd.	165,965	253,671

Hansen Technologies Ltd.	38,338	133,154

Helia Group Ltd.	167,684	497,723

Helloworld Travel Ltd.	50,908	84,411

HMC Capital Ltd.(a)	72,498	304,729

HUB24 Ltd.	4,490	110,264

Iluka Resources Ltd.	81,579	367,392

Infomedia Ltd.(a)	95,095	93,439

Ingenia Communities Group	76,207	231,399

Inghams Group Ltd.	141,752	383,029

Insignia Financial Ltd.(a)	336,672	537,564

Integral Diagnostics Ltd.(a)	31,082	40,403

IPH Ltd.	64,519	282,197

IVE Group Ltd.(a)	107,999	147,386

Johns Lyng Group Ltd.	22,737	94,949

Jumbo Interactive Ltd.	14,967	142,059

Kelsian Group Ltd.(a)	48,898	233,559

Lindsay Australia Ltd.	141,948	112,840

Lovisa Holdings Ltd.(a)	28,448	474,999

Lycopodium Ltd.	19,713	157,379

MA Financial Group Ltd.(a)	55,091	207,504

Macmahon Holdings Ltd.	724,668	91,478

Magellan Financial Group Ltd.	148,646	941,257

McMillan Shakespeare Ltd.	46,561	507,063

Metcash Ltd.	474,753	1,130,577

Monadelphous Group Ltd.	20,069	203,220

Monash IVF Group Ltd.	110,978	98,444

Myer Holdings Ltd.(a)	534,251	218,728

MyState Ltd.	87,201	186,835

Netwealth Group Ltd.	26,676	280,316

nib holdings Ltd.	108,168	545,444

Nick Scali Ltd.(a)	37,780	317,599

Nine Entertainment Co. Holdings Ltd.(a)	623,555	859,475

NRW Holdings Ltd.	174,710	355,256

Nufarm Ltd.	33,954	120,940

oOh!media Ltd.	140,668	158,855

Orora Ltd.	553,013	981,106

PeopleIN Ltd.	108,018	92,501

Perenti Ltd.*	268,006	190,189

Perseus Mining Ltd.	156,528	197,593

Pinnacle Investment Management Group Ltd.(a)	55,393	380,998

PointsBet Holdings Ltd.(a)	277,053	173,923

PSC Insurance Group Ltd.	48,120	153,338

PWR Holdings Ltd.(a)	12,929	86,104

Ramelius Resources Ltd.	77,652	89,281

Regis Healthcare Ltd.(a)	71,161	157,809

Reliance Worldwide Corp. Ltd.	200,186	605,124

Ridley Corp. Ltd.	111,795	209,779

SG Fleet Group Ltd.	95,560	153,233

Sigma Healthcare Ltd.	113,416	77,776

Sims Ltd.	37,107	393,978

SmartGroup Corp. Ltd.	46,186	274,811

SRG Global Ltd.	262,429	119,976

Super Retail Group Ltd.	121,810	1,310,755

Tabcorp Holdings Ltd.	416,777	237,464

Terracom Ltd.(a)	624,263	178,906

Universal Store Holdings Ltd.	39,494	114,532

Ventia Services Group Pty. Ltd.	433,120	927,994

Waypoint REIT Ltd.	283,526	472,052

Total Australia		28,412,391

Austria – 0.5%

Kontron AG	19,764	469,395

Oesterreichische Post AG	9,598	346,699

Porr Ag	9,389	131,719

Schoeller-Bleckmann Oilfield Equipment AG	3,725	181,875

Total Austria		1,129,688

Belgium – 1.7%

Barco NV	19,746	360,996

bpost SA	93,173	480,035

Cofinimmo SA	21,505	1,696,143

Deceuninck NV	29,940	75,242

Econocom Group SA	66,690	189,330

Exmar NV(a)	22,852	191,850

Fagron	7,128	130,786

Intervest Offices & Warehouses NV	9,203	210,438

See Notes to Financial Statements.

36	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2023

Investments	Shares	Value

Recticel SA(a)	8,074	$94,541

Xior Student Housing NV(b)	15,484	508,001

Total Belgium		3,937,362

China – 0.3%

CITIC Telecom International Holdings Ltd.	1,303,678	547,613

CPMC Holdings Ltd.	107,900	92,997

Total China		640,610

Denmark – 1.7%

Alm Brand AS	266,026	470,291

Cementir Holding NV	30,046	316,636

Chemometec AS	2,383	137,012

D/S Norden AS	34,037	1,619,044

Dfds AS	8,101	267,698

Matas AS	7,421	126,903

Scandinavian Tobacco Group AS(c)	26,808	465,977

Spar Nord Bank AS	40,101	633,454

Total Denmark		4,037,015

Finland – 1.4%

Aktia Bank OYJ	5,712	59,438

Citycon OYJ(a)	99,355	570,713

F-Secure OYJ	53,886	121,134

Harvia OYJ(b)	5,298	159,186

Marimekko OYJ	9,052	133,091

Musti Group OYJ	6,242	180,103

Outokumpu OYJ(a)	176,628	874,883

Puuilo OYJ	33,606	331,322

Revenio Group OYJ	3,245	97,357

Sanoma OYJ	23,657	181,622

Scanfil OYJ	12,704	109,882

Talenom OYJ(a)	9,891	67,742

Terveystalo OYJ(a)(c)	22,069	188,690

Tokmanni Group Corp.	12,610	203,651

Total Finland		3,278,814

France – 3.7%

Beneteau SACA	17,314	238,691

Bonduelle SCA(a)	5,607	67,760

Chargeurs SA	15,528	200,347

Cie des Alpes	16,548	258,110

Cie Plastic Omnium SE	30,749	407,603

Coface SA	81,636	1,067,722

Derichebourg SA	69,297	388,869

Eramet SA	9,396	742,119

Etablissements Maurel & Prom SA	52,772	355,014

Fnac Darty SA(a)	10,451	317,479

IPSOS SA	7,945	498,063

Lectra(a)	4,707	162,487

Mersen SA	8,422	327,478

Metropole Television SA	34,645	495,222

Quadient SA	7,662	162,675

Rubis SCA	75,802	1,884,031

Television Francaise 1 SA(a)	88,472	697,308

Vicat SACA	10,095	366,325

Total France		8,637,303

Georgia – 0.7%

Bank of Georgia Group PLC	33,249	1,684,836

Germany – 2.8%

7C Solarparken AG	20,848	83,483

Bilfinger SE	8,285	318,674

CompuGroup Medical SE & Co. KGaA	4,902	205,228

CropEnergies AG	34,950	443,987

Dermapharm Holding SE	9,627	450,263

Deutz AG	34,972	185,433

Duerr AG	14,260	336,785

Eckert & Ziegler Strahlen – und Medizintechnik AG	1,715	78,242

Elmos Semiconductor SE	1,640	134,060

ElringKlinger AG	10,537	64,251

GFT Technologies SE	2,903	100,052

Hamborner REIT AG	25,649	192,949

Hamburger Hafen und Logistik AG*	14,627	270,480

Instone Real Estate Group SE(c)	18,899	152,401

Jenoptik AG	4,431	139,205

Kloeckner & Co. SE	42,162	319,965

Lanxess AG	25,798	808,482

MLP SE	21,463	131,349

Mutares SE & Co. KGaA	7,086	277,095

Norma Group SE	6,034	106,847

ProSiebenSat.1 Media SE	16,245	99,308

SAF-Holland SE	19,720	331,112

Salzgitter AG	15,962	493,708

Stabilus SE	5,789	394,560

Wacker Neuson SE	15,635	315,372

Total Germany		6,433,291

Hong Kong – 0.2%

Dah Sing Banking Group Ltd.	222,000	143,289

Dah Sing Financial Holdings Ltd.	72,000	147,531

Guotai Junan International Holdings Ltd.	1,167,000	89,671

Nissin Foods Co. Ltd.	230,000	184,093

Total Hong Kong		564,584

Indonesia – 0.1%

Bumitama Agri Ltd.	374,400	171,717

Ireland – 0.4%

C&C Group PLC	66,013	128,418

Cairn Homes PLC	282,988	413,261

Kenmare Resources PLC	40,817	205,272

Origin Enterprises PLC	39,716	150,921

Total Ireland		897,872

Israel – 4.5%

Altshuler Shaham Finance Ltd.	192,397	271,159

Amot Investments Ltd.	234,264	1,267,312

Ashdod Refinery Ltd.*	1	19

Ashtrom Group Ltd.	46,374	723,897

AudioCodes Ltd.	8,151	99,847

Delek Group Ltd.‡	0	44

Electra Consumer Products 1970 Ltd.	8,241	164,825

Electra Real Estate Ltd.	18,640	211,873

See Notes to Financial Statements.

WisdomTree Trust	37

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2023

Investments	Shares	Value

Energix-Renewable Energies Ltd.	62,503	$230,683

FIBI Holdings Ltd.	15,795	690,859

Gav-Yam Lands Corp. Ltd.	27,341	223,305

Harel Insurance Investments & Financial Services Ltd.	95,759	754,711

Inrom Construction Industries Ltd.	34,204	100,687

Israel Canada TR Ltd.	38,235	114,676

Israel Land Development Co. Ltd.	10,711	103,752

Isramco Negev 2 LP	852,101	357,320

Kardan Real Estate Enterprise & Development Ltd.	127,042	147,367

Kvutzat Acro Ltd.	9,873	107,123

Lapidoth Capital Ltd.	7,002	108,640

Magic Software Enterprises Ltd.	9,793	94,642

Matrix IT Ltd.	19,431	368,017

Max Stock Ltd.	84,905	163,873

Maytronics Ltd.	18,907	215,429

Mediterranean Towers Ltd.	46,078	111,865

Mega Or Holdings Ltd.	14,204	333,277

Mehadrin Ltd.*‡	0	15

Menora Mivtachim Holdings Ltd.	13,678	353,260

Migdal Insurance & Financial Holdings Ltd.	75,674	86,457

Mivne Real Estate KD Ltd.	204,277	609,841

Novolog Ltd.	196,975	79,098

Oil Refineries Ltd.	3,721,688	1,262,991

One Software Technologies Ltd.	12,252	157,229

Paz Oil Co. Ltd.	1	72

Plus500 Ltd.	31,343	664,469

Ratio Energies Finance LP	141,373	117,075

Retailors Ltd.	9,456	187,996

Sisram Medical Ltd.(c)	90,400	60,895

Total Israel		10,544,600

Italy – 5.4%

ACEA SpA(a)	94,118	1,437,870

Anima Holding SpA(c)	110,408	488,581

Aquafil SpA	34,754	132,065

Ariston Holding NV	10,583	73,241

Arnoldo Mondadori Editore SpA	127,960	303,198

Ascopiave SpA	71,573	177,892

Banca IFIS SpA	40,762	706,936

Banca Popolare di Sondrio SpA	143,875	931,339

Biesse SpA(a)	8,014	112,429

Cairo Communication SpA(a)	83,271	166,309

Danieli & C Officine Meccaniche SpA	715	23,181

Danieli & C Officine Meccaniche SpA, RSP	9,406	225,470

Datalogic SpA	25,341	189,232

El.En. SpA(a)	9,937	107,025

Enav SpA(a)(c)	182,375	692,219

Fila SpA	11,958	115,979

IMMSI SpA	157,877	99,233

Intercos SpA(a)	10,850	171,392

Italian Sea Group SpA	15,675	142,506

Maire Tecnimont SpA	79,108	429,069

MARR SpA	13,750	174,369

Orsero SpA	3,930	73,628

OVS SpA(c)	62,377	156,414

Piaggio & C SpA	264,018	868,526

RAI Way SpA(c)	87,072	491,501

Salcef Group SpA	10,420	283,733

Salvatore Ferragamo SpA(a)	26,006	350,763

Sanlorenzo SpA	4,247	198,683

Saras SpA	657,660	1,173,998

Spaxs SpA	20,080	120,999

Technogym SpA(a)(c)	65,545	656,345

Tinexta SpA(a)	9,668	216,585

Unieuro SpA(a)(c)	9,849	112,931

Webuild SpA(a)	200,454	404,555

Zignago Vetro SpA	35,028	551,772

Total Italy		12,559,968

Japan – 27.3%

77 Bank Ltd.	10,335	255,113

Adastria Co. Ltd.	4,700	115,850

ADEKA Corp.	13,800	280,933

Advan Group Co. Ltd.	8,700	66,154

Aeon Delight Co. Ltd.	9,200	232,317

Ai Holdings Corp.(a)	11,400	189,137

Aica Kogyo Co. Ltd.(a)	11,800	285,584

Aisan Industry Co. Ltd.	15,100	126,065

AIT Corp.	11,600	142,017

Alleanza Holdings Co. Ltd.	16,000	118,371

Alps Alpine Co. Ltd.	23,900	208,265

Amano Corp.	11,700	277,354

Anritsu Corp.	12,500	120,629

Arcs Co. Ltd.	12,600	248,640

ARE Holdings, Inc.(a)	13,500	186,824

Ariake Japan Co. Ltd.(a)	2,000	65,896

Artience Co. Ltd.(a)	7,828	145,977

As One Corp.(a)	2,700	107,249

Asanuma Corp.	4,400	120,471

ASKUL Corp.(a)	6,000	91,502

Autobacs Seven Co. Ltd.	25,100	277,742

Awa Bank Ltd.	3,170	53,021

AZ-COM MARUWA Holdings, Inc.	3,500	37,959

Bando Chemical Industries Ltd.	18,200	200,228

Bank of Nagoya Ltd.	2,049	79,065

Bank of Saga Ltd.	7,800	102,300

Bell System24 Holdings, Inc.	16,001	198,622

Benefit One, Inc.(a)	17,100	257,446

Benesse Holdings, Inc.	11,400	210,809

Bic Camera, Inc.	8,800	83,893

Bunka Shutter Co. Ltd.	14,000	139,225

C Uyemura & Co. Ltd.	2,300	180,437

Canon Electronics, Inc.(a)	3,700	53,644

Casio Computer Co. Ltd.	27,500	238,660

Central Glass Co. Ltd.	3,700	69,943

Chori Co. Ltd.	9,900	198,379

Chugin Financial Group, Inc.	15,100	107,268

Citizen Watch Co. Ltd.	39,000	232,650

See Notes to Financial Statements.

38	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2023

Investments	Shares	Value

CKD Corp.	12,000	$216,201

Computer Engineering & Consulting Ltd.	10,900	121,154

Create SD Holdings Co. Ltd.	3,300	71,744

Daido Steel Co. Ltd.(a)	47,000	500,404

Daiei Kankyo Co. Ltd.	6,700	118,479

Daihen Corp.(a)	2,737	125,221

Daiho Corp.	4,600	121,216

Daiichikosho Co. Ltd.	14,000	207,200

Daiki Aluminium Industry Co. Ltd.(a)	5,600	46,872

Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,400	60,919

Daio Paper Corp.(a)	13,000	103,554

Daiseki Co. Ltd.	2,300	63,871

Daishi Hokuetsu Financial Group, Inc.	7,400	201,298

Daiwabo Holdings Co. Ltd.	13,600	297,795

DCM Holdings Co. Ltd.	16,800	154,081

Denka Co. Ltd.	10,700	189,440

Dexerials Corp.(a)	5,300	155,113

DIC Corp.	13,000	255,565

Dip Corp.	2,641	60,133

DMG Mori Co. Ltd.	15,800	302,652

Dowa Holdings Co. Ltd.	3,700	135,214

DTS Corp.	10,700	267,538

Eagle Industry Co. Ltd.	13,600	154,348

EDION Corp.(a)	17,600	196,249

Eiken Chemical Co. Ltd.(a)	13,100	158,802

Elecom Co. Ltd.	12,300	153,205

Elematec Corp.	15,300	190,246

en Japan, Inc.	4,500	86,980

ES-Con Japan Ltd.*	27,900	184,245

ESPEC Corp.	2,300	38,486

Exedy Corp.	16,230	298,628

EXEO Group, Inc.	16,100	358,019

Ezaki Glico Co. Ltd.(a)	3,900	115,495

Fancl Corp.	7,500	126,135

Ferrotec Holdings Corp.(a)	7,700	145,174

Financial Partners Group Co. Ltd.	16,700	199,244

FP Corp.	4,300	90,618

FP Partner, Inc.	2,200	80,990

France Bed Holdings Co. Ltd.	8,500	80,550

Fuji Co. Ltd.	3,700	50,364

Fuji Oil Holdings, Inc.	10,400	179,075

Fuji Soft, Inc.(a)	3,700	155,107

Fujikura Ltd.	46,900	360,782

Fujimi, Inc.(a)	8,100	180,121

Fujitec Co. Ltd.(a)	10,500	266,336

Fukuyama Transporting Co. Ltd.(a)	2,900	83,413

FULLCAST Holdings Co. Ltd.	11,200	145,621

Funai Soken Holdings, Inc.(a)	10,900	198,238

Furukawa Electric Co. Ltd.	5,000	78,628

Furuno Electric Co. Ltd.	4,300	56,548

Future Corp.	10,600	132,707

G-7 Holdings, Inc.	4,400	37,421

Glory Ltd.	8,800	168,035

Godo Steel Ltd.	5,500	179,848

GS Yuasa Corp.	6,451	90,830

Gunma Bank Ltd.	65,987	322,961

H.U. Group Holdings, Inc.	12,400	234,270

H2O Retailing Corp.	13,100	141,890

Hakuto Co. Ltd.(a)	5,700	219,542

Hanwa Co. Ltd.	7,539	267,111

Hazama Ando Corp.	28,300	224,023

Heiwa Corp.(a)	15,249	227,037

Heiwa Real Estate Co. Ltd.	4,100	109,640

Hiday Hidaka Corp.	3,100	62,581

Hirogin Holdings, Inc.	49,700	318,231

Hogy Medical Co. Ltd.(a)	3,000	76,926

Hokuetsu Corp.(a)	14,500	145,741

Hokuhoku Financial Group, Inc.	14,106	152,436

Hokuto Corp.(a)	3,100	38,173

Horiba Ltd.	7,500	586,785

Hyakujushi Bank Ltd.	5,900	100,691

Ichibanya Co. Ltd.	2,700	101,121

Ichigo, Inc.	43,900	105,250

Ichiyoshi Securities Co. Ltd.	23,800	119,355

Idec Corp.	4,000	81,458

IDOM, Inc.	13,300	91,509

Iino Kaiun Kaisha Ltd.(a)	29,300	246,695

Inaba Denki Sangyo Co. Ltd.	13,100	315,931

Inabata & Co. Ltd.	11,500	256,136

Inui Global Logistics Co. Ltd.	14,100	108,515

Itochu Enex Co. Ltd.	22,600	246,391

Itoham Yonekyu Holdings, Inc.	9,380	256,490

IwaiCosmo Holdings, Inc.	4,300	56,060

Iyogin Holdings, Inc.	18,100	121,608

Izumi Co. Ltd.	10,500	269,538

JAC Recruitment Co. Ltd.	47,200	217,620

Japan Aviation Electronics Industry Ltd.	12,000	274,507

Japan Lifeline Co. Ltd.	14,800	132,589

Japan Securities Finance Co. Ltd.	10,900	119,840

Japan Steel Works Ltd.	4,500	78,203

Jeol Ltd.	1,900	83,423

Joyful Honda Co. Ltd.(a)	13,700	179,389

Juroku Financial Group, Inc.	4,800	126,827

JVCKenwood Corp.	16,500	86,725

K’s Holdings Corp.	22,700	212,702

Kaga Electronics Co. Ltd.	4,700	204,362

Kagome Co. Ltd.(a)	9,100	202,617

Kakaku.com, Inc.	22,600	279,895

Kamei Corp.	6,300	76,415

Kamigumi Co. Ltd.	14,800	353,361

Kanamoto Co. Ltd.	11,500	238,679

Kandenko Co. Ltd.	20,278	198,206

Kaneka Corp.(a)	10,000	254,079

Kanematsu Corp.	16,200	237,289

Kanto Denka Kogyo Co. Ltd.	10,400	63,294

Katitas Co. Ltd.	5,300	82,293

Kato Sangyo Co. Ltd.	5,048	164,531

See Notes to Financial Statements.

WisdomTree Trust	39

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2023

Investments	Shares	Value

Keiyo Bank Ltd.	24,100	$116,414

Kewpie Corp.	6,400	112,788

KH Neochem Co. Ltd.	9,800	157,726

Ki-Star Real Estate Co. Ltd.(a)	2,800	62,463

Kitz Corp.	26,700	228,403

Kokuyo Co. Ltd.	16,100	261,976

KOMEDA Holdings Co. Ltd.	10,900	212,232

Komeri Co. Ltd.(a)	5,000	109,590

Krosaki Harima Corp.	1,600	133,239

Kumagai Gumi Co. Ltd.	4,600	117,627

Kumiai Chemical Industry Co. Ltd.(a)	15,000	85,863

Kurabo Industries Ltd.	5,863	120,271

Kureha Corp.	4,500	91,928

KYB Corp.(a)	6,400	222,670

Kyoei Steel Ltd.	5,500	77,986

Kyokuyo Co. Ltd.	1,200	32,090

Kyorin Pharmaceutical Co. Ltd.	12,973	163,796

Kyudenko Corp.	7,700	277,785

Kyushu Financial Group, Inc.	42,000	242,741

Life Corp.	4,000	93,772

Lintec Corp.	9,500	185,310

Mabuchi Motor Co. Ltd.(a)	11,800	195,774

Makino Milling Machine Co. Ltd.	1,800	74,947

Mani, Inc.	4,600	69,630

Marubun Corp.	15,700	179,963

Maruha Nichiro Corp.	11,800	232,351

Marvelous, Inc.	25,500	128,965

Matsui Securities Co. Ltd.	41,300	214,439

Max Co. Ltd.	12,000	279,614

MCJ Co. Ltd.	14,700	114,384

Megmilk Snow Brand Co. Ltd.	8,400	125,958

MEITEC Group Holdings, Inc.	13,300	266,698

Mie Kotsu Group Holdings, Inc.	10,000	42,772

Mirait One Corp.	12,300	162,191

Mirarth Holdings, Inc.	53,000	174,436

Miroku Jyoho Service Co. Ltd.	4,300	53,559

Mitsubishi Logistics Corp.	10,900	328,515

Mitsubishi Materials Corp.	13,600	236,104

Mitsubishi Shokuhin Co. Ltd.	8,800	300,241

Mitsuboshi Belting Ltd.(a)	12,400	385,686

Mitsui DM Sugar Holdings Co. Ltd.	9,000	189,665

Mitsui High-Tec, Inc.	1,700	88,750

Mitsui Matsushima Holdings Co. Ltd.(a)	5,500	102,798

Mitsui Mining & Smelting Co. Ltd.	11,200	344,389

Mitsui-Soko Holdings Co. Ltd.	5,600	186,892

Mizuho Medy Co. Ltd.(a)	4,300	95,772

Mizuno Corp.	2,900	80,841

Mochida Pharmaceutical Co. Ltd.	4,300	99,738

Morinaga & Co. Ltd.	10,200	185,109

Morinaga Milk Industry Co. Ltd.	6,000	116,102

Morita Holdings Corp.	4,200	46,296

Musashi Seimitsu Industry Co. Ltd.	9,900	106,036

Musashino Bank Ltd.	4,700	88,879

Nabtesco Corp.(a)	11,100	226,559

Nachi-Fujikoshi Corp.(a)	3,300	86,023

Nafco Co. Ltd.	3,400	44,906

Nagase & Co. Ltd.	14,200	227,635

Nakanishi, Inc.	4,817	81,012

Nakayama Steel Works Ltd.(a)	17,900	103,606

NEC Networks & System Integration Corp.	13,700	231,184

NET One Systems Co. Ltd.	9,800	167,075

NHK Spring Co. Ltd.(a)	29,900	253,868

Nichias Corp.	12,874	309,568

Nichicon Corp.	12,500	115,087

Nichiden Corp.	3,500	71,276

Nihon Chouzai Co. Ltd.	2,800	27,786

Nihon Kohden Corp.	4,100	129,794

Nihon M&A Center Holdings, Inc.	37,900	209,071

Nikkon Holdings Co. Ltd.(a)	12,600	275,273

Nippn Corp.	15,100	238,100

Nippon Carbon Co. Ltd.(a)	3,200	99,532

Nippon Denko Co. Ltd.(a)	41,100	80,462

Nippon Electric Glass Co. Ltd.(a)	20,000	429,990

Nippon Gas Co. Ltd.	15,800	260,849

Nippon Kanzai Holdings Co. Ltd.	9,800	178,719

Nippon Kayaku Co. Ltd.(a)	30,400	290,135

Nippon Light Metal Holdings Co. Ltd.	4,100	50,981

Nippon Parking Development Co. Ltd.	39,200	53,386

Nippon Pillar Packing Co. Ltd.	6,400	202,241

Nippon Shokubai Co. Ltd.	4,200	161,887

Nippon Signal Co. Ltd.(a)	5,400	37,154

Nippon Soda Co. Ltd.	6,000	231,097

Nippon Yakin Kogyo Co. Ltd.(a)	4,800	143,510

Nipro Corp.	12,300	96,582

Nishi-Nippon Financial Holdings, Inc.	18,100	209,399

Nishi-Nippon Railroad Co. Ltd.(a)	10,100	171,187

Nishimatsu Construction Co. Ltd.	6,250	174,050

Nishio Holdings Co. Ltd.	9,100	264,647

Nisshin Oillio Group Ltd.	4,600	139,977

Nisshinbo Holdings, Inc.	24,150	196,225

Nissui Corp.	27,400	147,534

Nitto Kogyo Corp.	5,000	127,678

Nittoc Construction Co. Ltd.	23,100	173,848

Noevir Holdings Co. Ltd.	5,073	184,957

Nomura Co. Ltd.	14,358	89,623

Noritake Co. Ltd.	2,700	131,189

North Pacific Bank Ltd.	44,400	111,803

NS United Kaiun Kaisha Ltd.(a)	4,900	166,658

NSD Co. Ltd.	13,700	263,447

NTN Corp.	48,200	88,892

Ogaki Kyoritsu Bank Ltd.	9,300	124,413

Ohsho Food Service Corp.	1,872	107,157

Okamura Corp.	14,600	225,763

Okasan Securities Group, Inc.	33,500	162,771

Okinawa Cellular Telephone Co.	12,500	300,131

Okinawa Financial Group, Inc.	3,042	50,621

OKUMA Corp.	3,700	159,438

Okumura Corp.	7,590	252,228

See Notes to Financial Statements.

40	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2023

Investments	Shares	Value

Okuwa Co. Ltd.	5,000	$29,330

Onoken Co. Ltd.	5,400	66,303

Onward Holdings Co. Ltd.	21,400	73,013

Open Up Group, Inc.	12,400	206,608

Optorun Co. Ltd.	4,300	49,747

Organo Corp.	2,800	115,988

Osaka Soda Co. Ltd.(a)	1,000	68,662

Osaki Electric Co. Ltd.	26,600	120,943

OSG Corp.	13,700	196,492

Outsourcing, Inc.*(a)	10,300	127,124

PAL GROUP Holdings Co. Ltd.(a)	9,780	170,931

PALTAC Corp.	3,400	107,658

Paramount Bed Holdings Co. Ltd.	11,100	218,173

Penta-Ocean Construction Co. Ltd.	28,400	159,526

PGT Innovations, Inc.	10,000	108,384

PHC Holdings Corp.(a)	21,800	222,206

Pigeon Corp.(a)	14,400	165,879

Pilot Corp.	2,300	68,537

Press Kogyo Co. Ltd.(a)	54,900	221,968

Pressance Corp.	5,186	58,673

Prima Meat Packers Ltd.	4,557	75,896

Raito Kogyo Co. Ltd.	11,900	159,533

Relo Group, Inc.	14,400	173,591

Rengo Co. Ltd.	28,550	190,360

Resorttrust, Inc.	12,600	218,610

Restar Holdings Corp.	10,454	209,110

Roland Corp.(a)	3,400	106,235

Round One Corp.	16,700	66,099

Ryobi Ltd.(a)	4,100	77,300

RYODEN Corp.	3,700	68,368

Ryosan Co. Ltd.(a)	5,300	176,880

S Foods, Inc.	3,600	84,140

Saibu Gas Holdings Co. Ltd.	5,800	80,512

Sakata Seed Corp.	1,800	49,986

Sala Corp.	17,700	91,777

SAMTY Co. Ltd.	12,200	210,718

San ju San Financial Group, Inc.(a)	13,600	175,089

San-Ai Obbli Co. Ltd.	13,400	152,649

San-In Godo Bank Ltd.	30,200	212,929

Sangetsu Corp.	15,000	329,834

Sanki Engineering Co. Ltd.	14,300	177,507

Sankyu, Inc.	4,400	161,700

Sanyo Special Steel Co. Ltd.	8,500	158,930

Sawai Group Holdings Co. Ltd.	3,700	136,709

SBI Global Asset Management Co. Ltd.	40,897	176,955

Scroll Corp.	21,900	149,128

Seikitokyu Kogyo Co. Ltd.	4,100	47,986

Seiko Group Corp.(a)	3,400	64,971

Seiren Co. Ltd.	8,200	144,189

Senko Group Holdings Co. Ltd.	26,180	212,070

Senshu Ikeda Holdings, Inc.	40,900	93,706

Seria Co. Ltd.	10,500	195,804

Shibaura Machine Co. Ltd.	3,500	85,899

Shibaura Mechatronics Corp.	2,200	92,694

Shiga Bank Ltd.	5,700	141,105

Shin Nippon Air Technologies Co. Ltd.	2,800	47,368

Shin-Etsu Polymer Co. Ltd.	14,900	177,240

Shinmaywa Industries Ltd.	15,200	126,792

Shinsho Corp.	2,600	104,752

Ship Healthcare Holdings, Inc.	10,400	177,600

Shoei Co. Ltd.(a)	6,400	83,530

Sinfonia Technology Co. Ltd.	5,200	76,831

SKY Perfect JSAT Holdings, Inc.	32,400	160,414

Sotetsu Holdings, Inc.	9,300	180,617

ST Corp.	5,000	54,157

St. Marc Holdings Co. Ltd.	5,700	85,795

Star Micronics Co. Ltd.(a)	12,300	149,977

Starts Corp., Inc.(a)	12,200	253,640

Stella Chemifa Corp.	2,500	57,278

Sumida Corp.(a)	10,000	81,785

Sumitomo Bakelite Co. Ltd.	4,300	225,797

Sumitomo Mitsui Construction Co. Ltd.	43,400	122,215

Sumitomo Osaka Cement Co. Ltd.	3,500	92,105

Sun Frontier Fudousan Co. Ltd.	17,500	202,706

Suzuden Corp.	11,400	189,865

Systena Corp.	33,100	71,844

T Hasegawa Co. Ltd.(a)	4,000	88,098

T-Gaia Corp.	12,600	172,493

Tachibana Eletech Co. Ltd.	4,400	85,734

Taihei Dengyo Kaisha Ltd.	3,200	101,461

Taiheiyo Cement Corp.	14,400	296,825

Taikisha Ltd.	3,200	92,722

Taiyo Holdings Co. Ltd.	11,100	245,258

Takamatsu Construction Group Co. Ltd.(a)	3,200	62,851

Takara Bio, Inc.	11,100	98,576

Takara Holdings, Inc.	30,200	265,412

Takara Standard Co. Ltd.(a)	12,000	138,913

Takasago International Corp.	2,000	49,511

Takasago Thermal Engineering Co. Ltd.(a)	11,100	253,525

Takeuchi Manufacturing Co. Ltd.	4,600	139,814

Takuma Co. Ltd.	13,300	168,774

Tama Home Co. Ltd.(a)	8,300	231,079

Tamron Co. Ltd.(a)	5,500	207,547

TechnoPro Holdings, Inc.	9,400	247,702

Teijin Ltd.	12,300	116,605

THK Co. Ltd.	11,000	215,701

TKC Corp.	4,600	122,684

Tocalo Co. Ltd.	16,800	178,034

Toda Corp.	38,504	254,763

Toho Gas Co. Ltd.	10,500	219,340

Tokai Carbon Co. Ltd.	21,600	157,120

TOKAI Holdings Corp.	26,900	183,747

Tokai Rika Co. Ltd.	15,100	232,959

Tokai Tokyo Financial Holdings, Inc.	56,318	210,124

Tokuyama Corp.	12,200	206,910

Tokyo Electron Device Ltd.(a)	3,900	140,531

Tokyo Kiraboshi Financial Group, Inc.	5,900	166,353

Tokyo Sangyo Co. Ltd.	13,500	80,150

See Notes to Financial Statements.

WisdomTree Trust	41

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2023

Investments	Shares	Value

Tokyo Seimitsu Co. Ltd.	5,700	$350,580

Tokyo Steel Manufacturing Co. Ltd.	17,100	209,717

Tokyu Construction Co. Ltd.	12,600	71,231

Tomy Co. Ltd.	11,100	175,775

Topcon Corp.	13,500	145,553

Totetsu Kogyo Co. Ltd.	9,345	210,127

Towa Pharmaceutical Co. Ltd.	3,100	51,718

Toyo Construction Co. Ltd.	13,900	117,624

Toyo Tire Corp.	25,900	433,565

Toyobo Co. Ltd.	13,800	103,466

Transcosmos, Inc.	8,300	177,504

Trusco Nakayama Corp.	7,800	135,330

Tsubakimoto Chain Co.	11,756	337,303

Tsumura & Co.	9,113	171,717

UACJ Corp.	8,600	234,856

UBE Corp.	16,100	261,519

Ulvac, Inc.	3,400	162,500

Universal Entertainment Corp.(a)	5,600	91,360

Valor Holdings Co. Ltd.	13,000	225,089

Valqua Ltd.(a)	7,600	223,450

VT Holdings Co. Ltd.	43,000	157,689

Wacoal Holdings Corp.(a)	6,200	147,326

West Holdings Corp.(a)	3,500	76,589

YAMABIKO Corp.	12,900	136,887

Yamaguchi Financial Group, Inc.(a)	26,100	233,915

Yamaichi Electronics Co. Ltd.	9,600	131,831

Yamazen Corp.	24,900	210,709

Yaoko Co. Ltd.(a)	1,200	68,682

Yellow Hat Ltd.	13,700	171,517

Yokogawa Bridge Holdings Corp.	11,600	208,747

Yokorei Co. Ltd.(a)	4,500	33,483

Yuasa Trading Co. Ltd.	3,300	110,952

Yurtec Corp.	30,100	239,980

Zenrin Co. Ltd.	13,500	83,693

Total Japan		63,475,602

Malaysia – 0.0%

Frencken Group Ltd.	108,400	110,939

Netherlands – 1.7%

AMG Critical Materials NV(a)	5,826	146,862

Brunel International NV(a)	12,793	157,993

Corbion NV	11,451	245,144

ForFarmers NV(a)	45,546	119,744

Koninklijke BAM Groep NV	116,209	310,399

Koninklijke Heijmans NV	19,354	259,118

RHI Magnesita NV	13,766	607,192

SBM Offshore NV(a)	96,017	1,320,512

Sligro Food Group NV	10,216	178,982

Wereldhave NV	30,805	492,056

Total Netherlands		3,838,002

Norway – 4.0%

ABG Sundal Collier Holding ASA	246,498	165,049

Aker Solutions ASA	65,350	270,391

Atea ASA	23,234	295,581

Austevoll Seafood ASA	90,280	659,163

Belships ASA	187,985	340,219

Borregaard ASA	19,530	329,612

Bouvet ASA	24,578	147,385

DNO ASA	564,038	559,278

Elmera Group ASA(c)	49,362	146,788

Europris ASA(c)	58,805	444,409

Gram Car Carriers ASA	9,280	190,065

Grieg Seafood ASA	44,899	301,959

Hoegh Autoliners ASA	160,809	1,460,719

Kitron ASA	41,234	136,016

MPC Container Ships ASA	519,756	681,957

OKEA ASA	101,254	265,206

Panoro Energy ASA	36,453	97,058

Protector Forsikring ASA	28,219	500,154

Rana Gruber ASA	35,872	282,223

SpareBank 1 Nord Norge	35,262	358,325

SpareBank 1 Oestlandet	10,504	137,148

SpareBank 1 SMN	44,074	615,388

Sparebanken Vest	16,593	178,744

TGS ASA	29,901	389,231

Veidekke ASA	28,161	283,393

Total Norway		9,235,461

Portugal – 1.4%

Altri SGPS SA(a)	97,155	493,682

Corticeira Amorim SGPS SA(a)	22,577	227,949

CTT-Correios de Portugal SA	43,051	165,971

Mota-Engil SGPS SA	80,012	350,006

NOS SGPS SA	203,340	718,783

REN – Redes Energeticas Nacionais SGPS SA	245,209	629,773

Sonae SGPS SA	662,361	661,802

Total Portugal		3,247,966

Singapore – 2.8%

Aztech Global Ltd.(b)	270,200	190,498

Centurion Corp. Ltd.	303,500	93,183

China Aviation Oil Singapore Corp. Ltd.	111,000	73,630

ComfortDelGro Corp. Ltd.	387,400	411,159

CSE Global Ltd.	409,500	133,489

Delfi Ltd.	262,000	222,455

Digital Core REIT Management Pte. Ltd.	549,800	354,621

Food Empire Holdings Ltd.	225,000	192,745

Geo Energy Resources Ltd.	699,700	185,653

Hour Glass Ltd.	68,300	85,951

iFAST Corp. Ltd.	17,700	110,164

Keppel Infrastructure Trust	2,929,550	1,110,435

Netlink NBN Trust(b)	1,906,100	1,213,800

Propnex Ltd.(b)	349,600	246,477

Raffles Medical Group Ltd.	509,800	417,393

Sheng Siong Group Ltd.	530,500	643,469

SIA Engineering Co. Ltd.	106,100	190,628

StarHub Ltd.	411,600	346,354

UMS Holdings Ltd.	203,525	206,750

Wing Tai Holdings Ltd.	115,900	113,343

Total Singapore		6,542,197

See Notes to Financial Statements.

42	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2023

Investments	Shares	Value

Spain – 1.2%

Almirall SA	24,496	$227,976

Applus Services SA	14,652	161,853

Atresmedia Corp. de Medios de Comunicacion SA	117,782	467,608

Construcciones y Auxiliar de Ferrocarriles SA(a)	7,900	284,492

Ercros SA(a)	19,557	57,034

Faes Farma SA	117,387	409,762

Global Dominion Access SA(c)	22,802	84,632

Pharma Mar SA(a)	3,094	140,403

Prosegur Cash SA(c)	164,774	97,743

Sacyr SA	186,634	644,473

Talgo SA(a)(c)	20,953	101,610

Total Spain		2,677,586

Sweden – 6.3%

AcadeMedia AB(c)	22,325	114,529

Addnode Group AB	13,388	113,317

AFRY AB	29,659	411,136

Alimak Group AB(c)	12,783	104,138

Alleima AB	29,083	221,113

Alligo AB, Class B	11,282	138,816

Ambea AB(c)	12,021	62,742

Arjo AB, Class B	35,392	138,367

Atrium Ljungberg AB, Class B(a)	26,185	600,721

Bahnhof AB, Class B	24,554	91,244

Beijer Alma AB	7,259	136,856

Bilia AB, Class A	33,919	453,023

Billerud Aktiebolag	78,053	793,089

BioGaia AB, Class B	7,487	75,183

Bravida Holding AB(c)	51,566	414,714

Bufab AB	3,888	149,072

Catena AB	5,958	278,690

Clas Ohlson AB, Class B	8,105	127,070

Cloetta AB, Class B	86,973	158,104

Dios Fastigheter AB	29,632	254,631

Dometic Group AB(c)	40,346	360,789

Duni AB	11,489	118,335

Electrolux Professional AB, Class B	23,780	129,780

Fagerhult Group AB	25,956	169,986

Fasadgruppen Group AB	14,337	100,011

FastPartner AB, Class A	38,698	240,762

Granges AB	17,489	201,305

HMS Networks AB	3,295	162,627

Hufvudstaden AB, Class A	25,090	353,775

Instalco AB(b)	29,283	118,842

Inwido AB	19,488	261,442

Lagercrantz Group AB, Class B	34,569	463,419

Lindab International AB	15,252	301,322

Loomis AB	16,767	445,219

Medicover AB, Class B	5,796	86,326

MEKO AB	12,503	135,726

MIPS AB(b)	3,372	121,960

Munters Group AB(c)	10,408	168,856

Mycronic AB	10,207	291,083

NCAB Group AB(a)	27,428	199,358

NCC AB, Class B(a)	23,649	294,737

New Wave Group AB, Class B(a)	25,727	260,082

Nordic Paper Holding AB	40,133	177,810

Nordic Waterproofing Holding AB	6,171	100,668

NP3 Fastigheter AB	11,431	264,285

OEM International AB, Class B	20,003	209,203

Paradox Interactive AB	6,980	156,114

Peab AB, Class B	134,724	763,331

Platzer Fastigheter Holding AB, Class B	21,384	178,662

Prevas AB, Class B	9,999	119,656

Ratos AB, Class B	37,476	134,169

Resurs Holding AB(c)	126,865	300,613

Rvrc Holding AB	18,044	107,875

Sectra AB, Class B	11,212	200,546

SkiStar AB(a)	7,856	93,310

Storskogen Group AB, Class B	125,693	115,567

Synsam AB	23,921	108,712

Systemair AB	26,446	206,522

Tethys Oil AB	17,261	74,428

Troax Group AB	7,493	184,094

VBG Group AB, Class B	5,411	130,472

Volati AB(b)	10,304	113,491

Wallenstam AB, Class B(a)	58,788	319,086

Wihlborgs Fastigheter AB	75,757	708,494

Total Sweden		14,589,405

Switzerland – 1.6%

Ascom Holding AG, Registered Shares(a)	6,470	63,190

Cembra Money Bank AG	11,061	862,118

Comet Holding AG, Registered Shares	991	312,260

Huber & Suhner AG, Registered Shares	4,118	332,708

Landis & Gyr Group AG	6,279	566,986

Medmix AG(c)	6,581	148,564

Mobilezone Holding AG, Registered Shares	18,968	309,203

OC Oerlikon Corp. AG, Registered Shares	172,861	779,636

u-blox Holding AG	923	109,556

Zehnder Group AG	2,000	127,131

Total Switzerland		3,611,352

United Kingdom – 18.3%

4imprint Group PLC	16,206	944,135

AG Barr PLC	21,856	142,932

AJ Bell PLC	84,531	337,289

Alfa Financial Software Holdings PLC(c)	104,184	185,939

Alliance Pharma PLC(a)	129,258	66,735

Alpha Financial Markets Consulting PLC	27,512	136,782

Alpha Group International PLC(b)	3,533	78,818

Ashmore Group PLC	392,679	1,115,308

Assura PLC	1,362,945	836,076

Avon Rubber PLC	8,345	90,425

Balfour Beatty PLC	158,602	669,639

Begbies Traynor Group PLC	35,636	53,152

Big Yellow Group PLC	52,440	816,913

Bloomsbury Publishing PLC	28,608	171,406

See Notes to Financial Statements.

WisdomTree Trust	43

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2023

Investments	Shares	Value

Bodycote PLC	64,335	$487,575

Brickability Group PLC	140,821	113,097

Bridgepoint Group PLC(c)	232,534	827,644

Bytes Technology Group PLC	25,001	195,052

Chemring Group PLC	45,126	201,631

Chesnara PLC	53,286	177,634

Clarkson PLC	9,525	384,309

Close Brothers Group PLC	77,187	781,280

CMC Markets PLC(c)	126,553	169,396

Coats Group PLC	279,123	275,409

Concentric AB	5,155	91,869

Craneware PLC	3,808	84,953

Cranswick PLC	8,351	405,394

CVS Group PLC	2,013	43,189

DFS Furniture PLC	68,378	106,171

DiscoverIE Group PLC	9,487	95,543

Domino’s Pizza Group PLC	115,587	555,216

Dowlais Group PLC	119,210	162,379

Dr. Martens PLC	303,141	342,389

Drax Group PLC	129,128	806,107

Empiric Student Property PLC	218,224	263,726

Essentra PLC	32,489	70,243

FDM Group Holdings PLC	51,653	301,910

Fevertree Drinks PLC	11,853	158,506

Firstgroup PLC	109,360	243,971

FRP Advisory Group PLC	51,995	90,477

Fuller Smith & Turner PLC, Class A	9,031	75,063

Galliford Try Holdings PLC	49,109	140,859

Gamma Communications PLC	9,155	131,413

Gateley Holdings PLC	51,378	101,192

Genuit Group PLC	59,930	308,269

Genus PLC	4,504	124,595

Grainger PLC	113,257	381,741

H&T Group PLC	15,908	87,607

Halfords Group PLC	67,471	171,422

Hammerson PLC(a)	984,939	356,590

Hargreaves Services PLC	15,341	81,160

Hays PLC	471,007	655,680

Helical PLC	38,165	107,766

Hill & Smith PLC	14,488	352,394

Hilton Food Group PLC	23,837	243,099

Hollywood Bowl Group PLC	91,641	357,481

Hunting PLC	24,948	93,980

Ibstock PLC(c)	172,392	332,944

Impax Asset Management Group PLC	59,183	414,956

IntegraFin Holdings PLC(b)	92,708	358,334

iomart Group PLC	32,789	63,702

James Halstead PLC(a)	64,753	168,396

Johnson Service Group PLC	57,247	103,337

Jupiter Fund Management PLC	293,951	349,997

Just Group PLC	140,239	153,569

Kainos Group PLC	12,950	184,732

Keller Group PLC	21,223	238,085

Kitwave Group PLC	33,378	108,503

Learning Technologies Group PLC	69,639	71,908

LondonMetric Property PLC	390,434	953,144

Luceco PLC(c)	41,890	66,218

Macfarlane Group PLC	47,078	70,218

Marshalls PLC	93,221	332,034

Mattioli Woods PLC	10,267	80,493

Me Group International PLC	164,246	261,726

Mears Group PLC	40,204	158,881

Midwich Group PLC	23,619	131,578

Mitie Group PLC	354,624	448,910

MJ Gleeson PLC	12,082	74,700

Moneysupermarket.com Group PLC	156,177	557,862

Morgan Advanced Materials PLC	70,374	253,887

Morgan Sindall Group PLC	15,457	436,456

Mortgage Advice Bureau Holdings Ltd.(a)	16,950	177,184

MP Evans Group PLC	20,537	193,736

Next 15 Group PLC	13,511	143,302

Nichols PLC(a)	7,452	108,298

Odfjell Technology Ltd.	14,028	76,662

Oxford Instruments PLC	5,498	160,853

Pagegroup PLC	238,112	1,478,265

Pan African Resources PLC	596,912	128,295

PayPoint PLC	47,507	314,922

Pennon Group PLC	89,806	860,352

Pets at Home Group PLC	119,937	486,514

Polar Capital Holdings PLC	71,901	427,133

Premier Foods PLC	56,089	96,957

Primary Health Properties PLC	558,922	739,589

PZ Cussons PLC	139,289	272,030

QinetiQ Group PLC	67,118	264,387

Reach PLC	203,412	194,223

Redde Northgate PLC	151,212	700,701

Redrow PLC	131,782	1,034,013

Renew Holdings PLC	11,301	123,752

Restore PLC(a)	29,234	81,988

Ricardo PLC	12,798	79,943

Robert Walters PLC	23,761	134,793

RWS Holdings PLC	134,512	430,061

Safestore Holdings PLC	61,445	692,438

Savills PLC	39,097	482,958

Secure Trust Bank PLC	9,387	82,330

Senior PLC	40,745	92,248

Serco Group PLC	135,229	279,444

Serica Energy PLC	226,958	664,292

Severfield PLC	122,630	99,425

Smart Metering Systems PLC	41,130	492,866

Speedy Hire PLC	219,296	91,975

Spirent Communications PLC	228,175	358,652

SThree PLC	51,604	274,980

Tatton Asset Management PLC	13,864	94,025

TBC Bank Group PLC	17,844	643,755

Telecom Plus PLC	25,282	519,539

TORM PLC, Class A(a)	56,073	1,696,727

Travis Perkins PLC	61,469	649,296

See Notes to Financial Statements.

44	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2023

Investments	Shares	Value

TT Electronics PLC	46,341	$92,276

Tyman PLC	69,455	278,462

Vertu Motors PLC	93,721	84,828

Vesuvius PLC	117,947	723,526

Victrex PLC	19,905	386,206

Volution Group PLC	23,962	132,451

Warpaint London PLC	21,635	103,426

WH Smith PLC	19,494	331,512

Wickes Group PLC	148,503	269,012

Wincanton PLC	41,507	165,089

Workspace Group PLC	60,655	439,194

XPS Pensions Group PLC(b)	71,394	212,060

YouGov PLC	6,348	95,491

Young & Co.’s Brewery PLC, Class A(a)	4,627	64,294

Total United Kingdom		42,526,230

United States – 0.1%

Noram Drilling AS	49,524	199,935
TOTAL COMMON STOCKS (Cost: $203,675,338)		232,984,726

RIGHTS – 0.0%

Australia – 0.0%
Sigma Healthcare Ltd., expiring 1/19/24* (Cost: $0)	60,435	12,577

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.9%

United States – 4.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d)
(Cost: $11,489,734)	11,489,734	$11,489,734

TOTAL INVESTMENTS IN SECURITIES – 105.2% (Cost: $215,165,072)		244,487,037

Other Assets less Liabilities – (5.2)%		(12,087,723)

NET ASSETS – 100.0%		$232,399,314
*	Non-income producing security.

‡	Share amount represents a fractional share.

(a)

Security, or portion thereof, was on loan at December 31, 2023 (See Note 2). At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $24,264,934. The Fund also had securities on loan having a total market value of $2,044 that were sold and pending settlement. The total market value of the collateral held by the Fund was $25,768,938. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $14,279,204.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/4/2024	180,803	USD	265,642	AUD	$—	$(464)
Bank of America NA	1/4/2024	37,525	USD	253,914	DKK	—	(103)
Bank of America NA	1/4/2024	313,245	USD	284,306	EUR	—	(825)
Bank of America NA	1/4/2024	294,347	USD	231,462	GBP	—	(722)
Bank of America NA	1/4/2024	80,141	USD	818,075	NOK	—	(414)
Bank of America NA	1/4/2024	92,874	USD	930,570	SEK	532	—
Bank of America NA	1/4/2024	49,020	USD	64,879	SGD	—	(166)
Bank of America NA	1/5/2024	18,202	USD	15,557	CHF	—	(284)
Bank of America NA	1/9/2024	537,066	USD	76,266,809	JPY	—	(4,251)
Barclays Bank PLC	1/4/2024	2,994,097	USD	4,511,003	AUD	—	(84,085)
Barclays Bank PLC	1/4/2024	621,413	USD	4,238,895	DKK	—	(6,756)
Barclays Bank PLC	1/4/2024	5,187,338	USD	4,747,358	EUR	—	(57,032)
Barclays Bank PLC	1/4/2024	4,874,395	USD	3,849,300	GBP	—	(32,717)
Barclays Bank PLC	1/4/2024	1,119,523	USD	4,164,835	ILS	—	(37,098)
Barclays Bank PLC	1/4/2024	1,327,135	USD	14,291,795	NOK	—	(80,170)
Barclays Bank PLC	1/4/2024	1,537,989	USD	16,089,587	SEK	—	(58,604)
Barclays Bank PLC	1/4/2024	811,767	USD	1,081,823	SGD	—	(8,394)
Barclays Bank PLC	1/5/2024	301,424	USD	261,148	CHF	—	(8,889)
Barclays Bank PLC	1/9/2024	8,893,815	USD	1,307,106,202	JPY	—	(383,604)
Citibank NA	1/4/2024	4,636,845	AUD	3,164,053	USD	—	(0)^
Citibank NA	1/4/2024	4,431,300	DKK	656,688	USD	—	(6)
Citibank NA	1/4/2024	4,962,319	EUR	5,481,789	USD	47	—
Citibank NA	1/4/2024	4,040,632	GBP	5,151,082	USD	—	(59)
Citibank NA	1/4/2024	4,260,045	ILS	1,183,071	USD	—	(9)
Citibank NA	1/4/2024	14,242,392	NOK	1,402,469	USD	—	(29)
Citibank NA	1/4/2024	16,378,844	SEK	1,625,290	USD	6	—

See Notes to Financial Statements.

WisdomTree Trust	45

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Citibank NA	1/4/2024	1,131,471	SGD	857,846	USD	$—		$(46)
Citibank NA	1/4/2024	3,118,852	USD	4,698,920	AUD	—		(87,559)
Citibank NA	1/4/2024	647,307	USD	4,415,464	DKK	—		(7,028)
Citibank NA	1/4/2024	5,403,477	USD	4,945,246	EUR	—		(59,498)
Citibank NA	1/4/2024	5,077,495	USD	4,009,605	GBP	—		(33,975)
Citibank NA	1/4/2024	1,166,170	USD	4,338,079	ILS	—		(38,563)
Citibank NA	1/4/2024	1,382,434	USD	14,887,166	NOK	—		(83,496)
Citibank NA	1/4/2024	1,602,071	USD	16,759,817	SEK	—		(61,030)
Citibank NA	1/4/2024	845,591	USD	1,126,898	SGD	—		(8,742)
Citibank NA	1/5/2024	268,067	CHF	318,535	USD	0	^	—
Citibank NA	1/5/2024	313,984	USD	272,030	CHF	—		(9,260)
Citibank NA	1/9/2024	1,324,167,526	JPY	9,398,658	USD	—		(143)
Citibank NA	1/9/2024	9,264,392	USD	1,361,569,163	JPY	—		(399,588)
Citibank NA	2/5/2024	1,749,955	USD	2,561,957	AUD	—		(69)
Citibank NA	2/5/2024	112,808	USD	94,633	CHF	—		(4)
Citibank NA	2/5/2024	168,529	USD	1,135,444	DKK	—		(5)
Citibank NA	2/5/2024	1,440,201	USD	1,302,094	EUR	—		(12)
Citibank NA	2/5/2024	1,377,491	USD	1,080,342	GBP	23		—
Citibank NA	2/5/2024	1,214,544	USD	4,370,823	ILS	—		(45)
Citibank NA	2/5/2024	3,939,293	USD	552,663,899	JPY	34		—
Citibank NA	2/5/2024	590,832	USD	5,995,543	NOK	—		(16)
Citibank NA	2/5/2024	1,387,382	USD	13,964,624	SEK	—		(115)
Citibank NA	2/5/2024	885,057	USD	1,165,738	SGD	3		—
HSBC Holdings PLC	1/4/2024	4,636,852	AUD	3,164,053	USD	4		—
HSBC Holdings PLC	1/4/2024	4,431,265	DKK	656,688	USD	—		(12)
HSBC Holdings PLC	1/4/2024	4,962,314	EUR	5,481,789	USD	42		—
HSBC Holdings PLC	1/4/2024	4,040,625	GBP	5,151,082	USD	—		(67)
HSBC Holdings PLC	1/4/2024	4,259,985	ILS	1,183,071	USD	—		(26)
HSBC Holdings PLC	1/4/2024	14,242,521	NOK	1,402,469	USD	—		(16)
HSBC Holdings PLC	1/4/2024	16,378,901	SEK	1,625,290	USD	12		—
HSBC Holdings PLC	1/4/2024	1,131,516	SGD	857,846	USD	—		(12)
HSBC Holdings PLC	1/4/2024	3,243,606	USD	4,886,907	AUD	—		(91,082)
HSBC Holdings PLC	1/4/2024	673,199	USD	4,592,076	DKK	—		(7,308)
HSBC Holdings PLC	1/4/2024	5,619,616	USD	5,143,041	EUR	—		(61,863)
HSBC Holdings PLC	1/4/2024	5,280,595	USD	4,170,098	GBP	—		(35,473)
HSBC Holdings PLC	1/4/2024	1,212,817	USD	4,512,046	ILS	—		(40,228)
HSBC Holdings PLC	1/4/2024	1,437,731	USD	15,482,221	NOK	—		(86,794)
HSBC Holdings PLC	1/4/2024	1,666,154	USD	17,430,087	SEK	—		(63,459)
HSBC Holdings PLC	1/4/2024	879,415	USD	1,171,944	SGD	—		(9,068)
HSBC Holdings PLC	1/5/2024	268,067	CHF	318,535	USD	0	^	—
HSBC Holdings PLC	1/5/2024	326,543	USD	282,912	CHF	—		(9,632)
HSBC Holdings PLC	1/9/2024	1,324,163,767	JPY	9,398,658	USD	—		(170)
HSBC Holdings PLC	1/9/2024	9,634,967	USD	1,416,040,501	JPY	—		(415,633)
HSBC Holdings PLC	2/5/2024	1,749,955	USD	2,561,961	AUD	—		(71)
HSBC Holdings PLC	2/5/2024	112,808	USD	94,637	CHF	—		(9)
HSBC Holdings PLC	2/5/2024	168,529	USD	1,135,511	DKK	—		(15)
HSBC Holdings PLC	2/5/2024	1,440,201	USD	1,302,101	EUR	—		(20)
HSBC Holdings PLC	2/5/2024	1,377,491	USD	1,080,354	GBP	8		—
HSBC Holdings PLC	2/5/2024	1,214,544	USD	4,371,309	ILS	—		(180)
HSBC Holdings PLC	2/5/2024	3,939,293	USD	552,663,505	JPY	37		—
HSBC Holdings PLC	2/5/2024	590,832	USD	5,995,432	NOK	—		(5)
HSBC Holdings PLC	2/5/2024	1,387,382	USD	13,965,595	SEK	—		(211)
HSBC Holdings PLC	2/5/2024	885,057	USD	1,165,753	SGD	—		(9)
JP Morgan Chase Bank NA	1/4/2024	67,604	USD	243,844	ILS	—		(114)
Morgan Stanley & Co. International	1/4/2024	4,636,892	AUD	3,164,053	USD	32		—

See Notes to Financial Statements.

46	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Morgan Stanley & Co. International	1/4/2024	4,431,296	DKK	656,688	USD	$—		$(7)
Morgan Stanley & Co. International	1/4/2024	4,962,292	EUR	5,481,789	USD	17		—
Morgan Stanley & Co. International	1/4/2024	4,040,657	GBP	5,151,082	USD	—		(26)
Morgan Stanley & Co. International	1/4/2024	4,260,163	ILS	1,183,071	USD	24		—
Morgan Stanley & Co. International	1/4/2024	14,242,526	NOK	1,402,469	USD	—		(16)
Morgan Stanley & Co. International	1/4/2024	16,378,951	SEK	1,625,290	USD	17		—
Morgan Stanley & Co. International	1/4/2024	1,131,540	SGD	857,846	USD	6		—
Morgan Stanley & Co. International	1/4/2024	3,118,852	USD	4,698,991	AUD	—		(87,608)
Morgan Stanley & Co. International	1/4/2024	647,307	USD	4,415,658	DKK	—		(7,057)
Morgan Stanley & Co. International	1/4/2024	5,403,477	USD	4,945,218	EUR	—		(59,468)
Morgan Stanley & Co. International	1/4/2024	5,077,495	USD	4,009,605	GBP	—		(33,975)
Morgan Stanley & Co. International	1/4/2024	1,166,170	USD	4,337,939	ILS	—		(38,524)
Morgan Stanley & Co. International	1/4/2024	1,382,434	USD	14,887,495	NOK	—		(83,529)
Morgan Stanley & Co. International	1/4/2024	1,602,071	USD	16,759,817	SEK	—		(61,030)
Morgan Stanley & Co. International	1/4/2024	845,591	USD	1,126,873	SGD	—		(8,723)
Morgan Stanley & Co. International	1/5/2024	268,069	CHF	318,535	USD	2		—
Morgan Stanley & Co. International	1/5/2024	313,984	USD	272,030	CHF	—		(9,260)
Morgan Stanley & Co. International	1/9/2024	1,324,163,673	JPY	9,398,658	USD	—		(170)
Morgan Stanley & Co. International	1/9/2024	9,264,392	USD	1,361,557,842	JPY	—		(399,507)
Morgan Stanley & Co. International	2/5/2024	1,749,955	USD	2,562,036	AUD	—		(122)
Morgan Stanley & Co. International	2/5/2024	112,808	USD	94,636	CHF	—		(7)
Morgan Stanley & Co. International	2/5/2024	168,529	USD	1,135,529	DKK	—		(17)
Morgan Stanley & Co. International	2/5/2024	1,440,201	USD	1,302,084	EUR	—		(0)^
Morgan Stanley & Co. International	2/5/2024	1,377,491	USD	1,080,353	GBP	9		—
Morgan Stanley & Co. International	2/5/2024	1,214,544	USD	4,371,066	ILS	—		(112)
Morgan Stanley & Co. International	2/5/2024	3,939,293	USD	552,657,163	JPY	82		—
Morgan Stanley & Co. International	2/5/2024	590,832	USD	5,995,762	NOK	—		(37)
Morgan Stanley & Co. International	2/5/2024	1,387,382	USD	13,964,626	SEK	—		(115)
Morgan Stanley & Co. International	2/5/2024	885,057	USD	1,165,809	SGD	—		(51)
Standard Chartered Bank	1/4/2024	4,637,059	AUD	3,164,051	USD	148		—
Standard Chartered Bank	1/4/2024	4,431,508	DKK	656,687	USD	25		—
Standard Chartered Bank	1/4/2024	4,961,386	EUR	5,481,786	USD	—		(980)
Standard Chartered Bank	1/4/2024	4,040,666	GBP	5,151,081	USD	—		(14)
Standard Chartered Bank	1/4/2024	4,260,120	ILS	1,183,071	USD	12		—
Standard Chartered Bank	1/4/2024	14,242,904	NOK	1,402,468	USD	22		—
Standard Chartered Bank	1/4/2024	16,379,581	SEK	1,625,289	USD	80		—
Standard Chartered Bank	1/4/2024	1,131,593	SGD	857,846	USD	47		—
Standard Chartered Bank	1/5/2024	268,096	CHF	318,532	USD	37		—
Standard Chartered Bank	1/9/2024	1,324,176,925	JPY	9,398,658	USD	—		(76)
Standard Chartered Bank	2/5/2024	1,749,953	USD	2,562,044	AUD	—		(130)
Standard Chartered Bank	2/5/2024	112,807	USD	94,629	CHF	—		(0)^
Standard Chartered Bank	2/5/2024	168,527	USD	1,135,498	DKK	—		(15)
Standard Chartered Bank	2/5/2024	1,440,199	USD	1,301,875	EUR	229		—
Standard Chartered Bank	2/5/2024	1,377,488	USD	1,080,357	GBP	0	^	—
Standard Chartered Bank	2/5/2024	1,214,544	USD	4,370,415	ILS	69		—
Standard Chartered Bank	2/5/2024	3,939,290	USD	552,674,508	JPY	—		(45)
Standard Chartered Bank	2/5/2024	590,832	USD	5,995,527	NOK	—		(14)
Standard Chartered Bank	2/5/2024	1,387,380	USD	13,964,188	SEK	—		(73)
Standard Chartered Bank	2/5/2024	885,054	USD	1,165,775	SGD	—		(29)
						$1,606		$(3,166,089)
^	Amount represents less than $1.

See Notes to Financial Statements.

WisdomTree Trust	47

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$232,984,726	$—	$—	$232,984,726
Rights	—	12,577	—	12,577
Investment of Cash Collateral for Securities Loaned	—	11,489,734	—	11,489,734
Total Investments in Securities	$232,984,726	$11,502,311	$—	$244,487,037
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,606	$—	$1,606
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(3,166,089)	$—	$(3,166,089)
Total – Net	$232,984,726	$8,337,828	$—	$241,322,554
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

48	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ESG Fund (RESE)

December 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.7%

Brazil – 6.6%

Ambev SA	29,971	$84,713

B3 SA – Brasil Bolsa Balcao	42,347	126,842

Banco Santander Brasil SA	13,206	87,812

CCR SA	21,598	63,047

Cia Siderurgica Nacional SA	6,393	25,874

CPFL Energia SA	10,276	81,466

Energisa SA	5,507	61,026

Engie Brasil Energia SA	6,388	59,611

Equatorial Energia SA	9,936	73,064

Hypera SA	9,732	71,624

Localiza Rent a Car SA	7,764	101,653

Lojas Renner SA	12,074	43,299

Magazine Luiza SA*	51,943	23,097

Natura & Co. Holding SA*	26,736	92,962

Raia Drogasil SA	11,401	69,003

Rumo SA	12,767	60,318

Suzano SA	7,196	82,410

Telefonica Brasil SA	15,181	167,011

TIM SA	27,315	100,823

TOTVS SA	11,872	82,339

Total Brazil		1,557,994

Chile – 0.6%

Banco Santander Chile	1,693,311	83,378

Cia Cervecerias Unidas SA	8,521	54,739

Total Chile		138,117

China – 20.6%

3SBio, Inc.(a)	103,500	99,675

Airtac International Group	1,000	32,909

Akeso, Inc.*(a)(b)	10,000	59,422

Alibaba Group Holding Ltd.	69,500	672,878

ANTA Sports Products Ltd.	12,600	122,231

Bosideng International Holdings Ltd.	138,000	62,032

China Medical System Holdings Ltd.	58,000	102,800

China Meidong Auto Holdings Ltd.	46,000	27,982

Chow Tai Fook Jewellery Group Ltd.	51,400	76,489

Country Garden Services Holdings Co. Ltd.(b)	112,000	96,817

East Buy Holding Ltd.*(a)(b)	26,000	92,565

ENN Energy Holdings Ltd.	21,100	155,375

Fosun International Ltd.	181,500	106,689

Fuyao Glass Industry Group Co. Ltd., Class H(a)	16,800	81,756

Geely Automobile Holdings Ltd.	86,000	94,607

Great Wall Motor Co. Ltd., Class H(b)	61,500	79,862

H World Group Ltd., ADR	1,987	66,445

Haidilao International Holding Ltd.(a)	44,000	81,931

Haier Smart Home Co. Ltd., Class H	31,800	89,798

Haitian International Holdings Ltd.	33,000	81,649

JD Logistics, Inc.*(a)	81,000	101,450

Jiumaojiu International Holdings Ltd.(a)(b)	21,000	16,405

KE Holdings, Inc., ADR	5,755	93,289

Li Auto, Inc., Class A*	1,200	22,606

Li Ning Co. Ltd.	8,500	22,751

Longfor Group Holdings Ltd.(a)(b)	65,500	104,853

Lufax Holding Ltd., ADR	14,352	44,061

Meituan, Class B*(a)	10,300	108,032

MINISO Group Holding Ltd., ADR	3,646	74,378

Minth Group Ltd.	42,000	84,876

Nongfu Spring Co. Ltd., Class H(a)(b)	19,800	114,486

PDD Holdings, Inc., ADR*	1,238	181,132

Ping An Insurance Group Co. of China Ltd., Class H	43,500	196,928

Pop Mart International Group Ltd.(a)	8,000	20,746

Sany Heavy Equipment International Holdings Co. Ltd.	102,000	98,623

Shandong Weigao Group Medical Polymer Co. Ltd., Class H(b)	103,600	100,966

Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	43,000	93,615

Silergy Corp.	2,000	32,583

Sino Biopharmaceutical Ltd.	220,000	97,765

Tingyi Cayman Islands Holding Corp.	78,000	95,096

Tongcheng Travel Holdings Ltd.*(c)	11,200	20,712

Topsports International Holdings Ltd.(a)	66,000	51,390

Trip.com Group Ltd.*	700	24,886

Uni-President China Holdings Ltd.	108,000	76,762

Vipshop Holdings Ltd., ADR*	5,760	102,298

Want Want China Holdings Ltd.	139,600	84,383

WuXi AppTec Co. Ltd., Class H(a)(b)	9,500	96,660

Yadea Group Holdings Ltd.(a)(b)	42,000	73,796

Yum China Holdings, Inc.	3,543	150,329

ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)	30,600	69,911

Zhongsheng Group Holdings Ltd.	9,500	22,726

ZTO Express Cayman, Inc., ADR	4,692	99,846

Total China		4,862,252

Hungary – 0.1%

Richter Gedeon Nyrt	1,249	31,585

India – 18.6%

ABB India Ltd.	1,508	84,718

Adani Green Energy Ltd.*	5,832	111,925

Apollo Hospitals Enterprise Ltd.	1,034	70,878

Asian Paints Ltd.	3,136	128,223

AU Small Finance Bank Ltd.(a)	4,946	46,801

Aurobindo Pharma Ltd.	3,080	40,122

Axis Bank Ltd.	11,396	150,958

Bajaj Auto Ltd.	1,043	85,197

Bajaj Finserv Ltd.	2,426	49,148

Bajaj Holdings & Investment Ltd.	316	29,144

Balkrishna Industries Ltd.	1,079	33,305

Bandhan Bank Ltd.(a)	8,263	23,971

Berger Paints India Ltd.	4,827	35,074

Bharti Airtel Ltd.	12,169	150,947

Britannia Industries Ltd.	500	32,077

CG Power & Industrial Solutions Ltd.	10,722	58,549

Cipla Ltd.	5,625	84,246

Colgate-Palmolive India Ltd.	2,684	81,594

See Notes to Financial Statements.

WisdomTree Trust	49

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

December 31, 2023

Investments	Shares	Value

Dabur India Ltd.	9,104	$60,961

DLF Ltd.	9,484	82,789

Dr. Reddy’s Laboratories Ltd.	1,251	87,163

Eicher Motors Ltd.	966	48,101

Godrej Consumer Products Ltd.	6,746	91,705

Godrej Properties Ltd.*	2,485	60,124

Grasim Industries Ltd.	2,404	61,673

Havells India Ltd.	4,009	65,904

HCL Technologies Ltd.	6,502	114,555

HDFC Asset Management Co. Ltd.(a)	773	29,772

HDFC Bank Ltd.	11,235	230,772

HDFC Life Insurance Co. Ltd.(a)	6,049	47,010

Hero MotoCorp Ltd.	1,446	71,933

Hindustan Unilever Ltd.	4,451	142,491

ICICI Lombard General Insurance Co. Ltd.(a)	2,806	47,886

ICICI Prudential Life Insurance Co. Ltd.(a)	7,071	45,448

Info Edge India Ltd.	746	46,081

Infosys Ltd.	13,463	249,623

InterGlobe Aviation Ltd.*(a)	718	25,601

JSW Steel Ltd.	7,194	76,099

Jubilant Foodworks Ltd.	3,870	26,279

Kotak Mahindra Bank Ltd.	4,693	107,611

Lupin Ltd.	2,456	39,046

Marico Ltd.	13,174	86,836

Maruti Suzuki India Ltd.	701	86,788

Mphasis Ltd.	2,283	75,166

Page Industries Ltd.	69	31,934

PI Industries Ltd.	1,348	56,955

Samvardhana Motherson International Ltd.	20,217	24,769

Siemens Ltd.	1,200	58,039

Sona Blw Precision Forgings Ltd.(a)	3,129	24,235

SRF Ltd.	1,357	40,430

Sun Pharmaceutical Industries Ltd.	4,374	66,201

Tata Consumer Products Ltd.	6,151	80,334

Tata Elxsi Ltd.	583	61,327

Tech Mahindra Ltd.	6,974	106,659

Torrent Pharmaceuticals Ltd.	2,428	67,271

UltraTech Cement Ltd.	1,086	137,072

United Spirits Ltd.	3,779	50,761

UPL Ltd.	5,321	37,551

Wipro Ltd.	18,683	105,815

Zomato Ltd.*	15,500	23,041

Total India		4,376,688

Indonesia – 1.5%

Bank Central Asia Tbk. PT	291,500	177,963

Indofood CBP Sukses Makmur Tbk. PT	41,400	28,434

Indofood Sukses Makmur Tbk. PT	65,600	27,481

Merdeka Copper Gold Tbk. PT*	144,700	25,374

Sarana Menara Nusantara Tbk. PT	428,000	27,520

Unilever Indonesia Tbk. PT	323,200	74,099

Total Indonesia		360,871

Malaysia – 1.7%

AMMB Holdings Bhd.	72,400	63,183

Hong Leong Bank Bhd.	21,600	88,844

Hong Leong Financial Group Bhd.	14,300	51,162

Inari Amertron Bhd.	102,500	67,144

MR DIY Group M Bhd.(a)	123,800	39,066

Nestle Malaysia Bhd.	3,500	89,576

Total Malaysia		398,975

Mexico – 4.6%

Alfa SAB de CV, Class A	40,300	32,460

Arca Continental SAB de CV	12,602	137,975

Banco del Bajio SA(a)	20,700	69,430

Cemex SAB de CV, Series CPO*	162,910	127,176

Fibra Uno Administracion SA de CV	57,100	103,076

Gruma SAB de CV, Class B	2,039	37,463

Grupo Bimbo SAB de CV, Series A	29,397	149,203

Grupo Financiero Banorte SAB de CV, Class O	17,306	174,506

Grupo Televisa SAB, Series CPO	121,900	81,629

Kimberly-Clark de Mexico SAB de CV, Class A	39,040	87,995

Orbia Advance Corp. SAB de CV	33,000	73,310

Total Mexico		1,074,223

Philippines – 0.4%

International Container Terminal Services, Inc.	16,480	73,449

Jollibee Foods Corp.	5,230	23,744

Total Philippines		97,193

Poland – 1.0%

Budimex SA	475	75,618

LPP SA	9	37,055

mBank SA*	393	53,470

Santander Bank Polska SA	550	68,508

Total Poland		234,651

Russia – 0.0%

Novolipetsk Steel PJSC*†	27,720	0

PhosAgro PJSC*†	1,147	0

PhosAgro PJSC, GDR*†(c)	3	0

Polyus PJSC*†	435	0

Polyus PJSC, GDR*†(c)	1	0

TCS Group Holding PLC, GDR*†(c)	872	0

X5 Retail Group NV, GDR*†(c)	2,404	0

Total Russia		0

South Africa – 5.7%

Absa Group Ltd.	10,931	97,855

Anglo American Platinum Ltd.(b)	2,366	124,720

Clicks Group Ltd.	4,526	80,610

FirstRand Ltd.	34,601	139,085

Harmony Gold Mining Co. Ltd.	9,600	62,779

Impala Platinum Holdings Ltd.	24,331	121,432

Nedbank Group Ltd.	8,834	104,453

Old Mutual Ltd.	113,760	81,242

Sanlam Ltd.	22,049	87,774

Sibanye Stillwater Ltd.	73,508	100,087

Standard Bank Group Ltd.	10,579	120,382

Vodacom Group Ltd.	22,598	130,985

See Notes to Financial Statements.

50	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

December 31, 2023

Investments	Shares	Value

Woolworths Holdings Ltd.	23,704	$93,585

Total South Africa		1,344,989

South Korea – 15.9%

CJ CheilJedang Corp.	184	46,289

CosmoAM&T Co. Ltd.*	203	23,218

Coway Co. Ltd.	947	42,060

DB Insurance Co. Ltd.	1,463	95,080

Doosan Bobcat, Inc.	858	33,577

Ecopro Co. Ltd.	43	21,602

F&F Co. Ltd.	369	25,557

Hana Financial Group, Inc.	2,913	98,163

Hankook Tire & Technology Co. Ltd.	1,687	59,469

Hanmi Semiconductor Co. Ltd.*	463	22,181

Hanon Systems	6,845	38,745

HYBE Co. Ltd.	150	27,195

Hyundai Glovis Co. Ltd.	421	62,599

Hyundai Steel Co.	2,147	60,848

JYP Entertainment Corp.	311	24,462

Kakao Corp.	576	24,285

Kakao Games Corp.*	1,167	23,423

KB Financial Group, Inc.	3,011	126,481

Korea Investment Holdings Co. Ltd.	528	25,131

Korea Zinc Co. Ltd.	56	21,654

Krafton, Inc.*	138	20,744

KT Corp.	2,576	68,805

LG Chem Ltd.	295	114,299

LG Display Co. Ltd.	3,757	37,165

LG Electronics, Inc.	938	74,143

LG Energy Solution Ltd.*	253	83,980

LG H&H Co. Ltd.	246	67,808

LG Innotek Co. Ltd.	336	62,483

LG Uplus Corp.	15,107	119,997

Lotte Chemical Corp.	351	41,753

Meritz Financial Group, Inc.*	2,251	103,295

Mirae Asset Securities Co. Ltd.	7,687	45,541

NAVER Corp.	336	58,439

NCSoft Corp.	99	18,487

NH Investment & Securities Co. Ltd.	5,575	44,716

Pan Ocean Co. Ltd.	7,085	20,547

Samsung Electro-Mechanics Co. Ltd.	490	58,287

Samsung Electronics Co. Ltd.	15,118	921,471

Samsung Engineering Co. Ltd.*	4,484	100,967

Samsung Fire & Marine Insurance Co. Ltd.	389	79,437

Samsung Heavy Industries Co. Ltd.*	5,081	30,575

Samsung Life Insurance Co. Ltd.	1,137	61,004

Samsung SDI Co. Ltd.	310	113,611

Samsung SDS Co. Ltd.	435	57,419

Samsung Securities Co. Ltd.	1,609	48,099

Shinhan Financial Group Co. Ltd.	3,268	101,879

SK Hynix, Inc.	1,828	200,840

SK IE Technology Co. Ltd.*(a)	428	26,220

Woori Financial Group, Inc.	7,066	71,324

Total South Korea		3,755,354

Taiwan – 18.9%

Accton Technology Corp.	2,000	34,082

Acer, Inc.	40,000	70,119

Advantech Co. Ltd.	2,199	26,654

ASE Technology Holding Co. Ltd.	16,000	70,380

Asustek Computer, Inc.	6,000	95,697

AUO Corp.*	69,000	40,806

Cathay Financial Holding Co. Ltd.*	55,159	82,225

Cheng Shin Rubber Industry Co. Ltd.	10,000	14,630

China Development Financial Holding Corp.*	155,114	63,429

Compal Electronics, Inc.	38,000	49,341

CTBC Financial Holding Co. Ltd.	96,720	89,344

Delta Electronics, Inc.	9,000	91,934

E Ink Holdings, Inc.	8,000	51,351

E.Sun Financial Holding Co. Ltd.	71,816	60,372

Eclat Textile Co. Ltd.	2,000	36,624

eMemory Technology, Inc.	500	39,915

Far EasTone Telecommunications Co. Ltd.	37,000	96,206

Feng TAY Enterprise Co. Ltd.	5,944	33,893

Fubon Financial Holding Co. Ltd.	56,339	118,954

Giant Manufacturing Co. Ltd.	4,000	23,981

Gigabyte Technology Co. Ltd.	4,000	34,669

Global Unichip Corp.	500	28,348

Globalwafers Co. Ltd.	1,000	19,126

Hon Hai Precision Industry Co. Ltd.	41,880	142,600

Hotai Motor Co. Ltd.	1,000	23,102

Inventec Corp.	43,000	73,977

Largan Precision Co. Ltd.	500	46,757

Lite-On Technology Corp., ADR	21,014	80,111

MediaTek, Inc.	4,000	132,289

Micro-Star International Co. Ltd.	6,000	39,882

momo.com, Inc.	1,320	21,892

Nan Ya Plastics Corp.	9,000	19,501

Nan Ya Printed Circuit Board Corp.	3,000	24,584

Nanya Technology Corp.	9,000	22,874

Nien Made Enterprise Co. Ltd.	2,000	23,004

Novatek Microelectronics Corp.	1,000	16,846

Pegatron Corp.	11,000	31,290

Pou Chen Corp.	20,000	20,137

Powerchip Semiconductor Manufacturing Corp.	22,000	21,111

Quanta Computer, Inc.	23,000	168,244

Realtek Semiconductor Corp.	2,000	30,726

Shanghai Commercial & Savings Bank Ltd.	18,759	28,606

Shin Kong Financial Holding Co. Ltd.*	90,297	26,038

SinoPac Financial Holdings Co. Ltd.	89,794	57,638

Synnex Technology International Corp.	18,150	41,516

Taishin Financial Holding Co. Ltd.	79,299	46,767

Taiwan Mobile Co. Ltd.	13,000	41,765

Taiwan Semiconductor Manufacturing Co. Ltd.	77,000	1,487,789

Unimicron Technology Corp.	9,000	51,612

United Microelectronics Corp.	46,000	78,839

Vanguard International Semiconductor Corp.	8,000	21,244

Voltronic Power Technology Corp.	1,000	55,718

Walsin Lihwa Corp.	24,000	30,224

See Notes to Financial Statements.

WisdomTree Trust	51

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ESG Fund (RESE)

December 31, 2023

Investments	Shares	Value

Wan Hai Lines Ltd.	11,440	$20,502

Winbond Electronics Corp.	22,884	22,705

Wistron Corp.	7,000	22,489

Wiwynn Corp.	1,000	59,465

WPG Holdings Ltd.	8,000	21,270

Yageo Corp.	1,000	19,452

Yuanta Financial Holding Co. Ltd.	110,419	99,300

Zhen Ding Technology Holding Ltd.	4,000	14,206

Total Taiwan		4,458,152

Thailand – 2.0%

Advanced Info Service PCL, NVDR	14,300	90,913

Bangkok Dusit Medical Services PCL, NVDR	82,300	66,911

Central Pattana PCL, NVDR	49,400	101,311

Home Product Center PCL, NVDR	70,000	23,995

Intouch Holdings PCL, NVDR	21,700	45,457

Kasikornbank PCL, NVDR	24,100	95,320

TMBThanachart Bank PCL, NVDR	965,000	47,214

Total Thailand		471,121

Turkey – 1.3%

Tofas Turk Otomobil Fabrikasi AS	2,430	17,278

Turkcell Iletisim Hizmetleri AS	105,364	200,140

Turkiye Is Bankasi AS, Class C	107,780	85,249

Total Turkey		302,667

United States – 0.2%

Parade Technologies Ltd.	1,000	39,100
TOTAL COMMON STOCKS (Cost: $19,640,900)		23,503,932

PREFERRED STOCKS – 0.7%

Brazil – 0.7%

Gerdau SA	10,121	49,505
Itausa SA	51,147	109,189
TOTAL PREFERRED STOCKS (Cost: $127,537)		158,694

RIGHTS – 0.0%

Brazil – 0.0%
Localiza Rent a Car SA, expiring 2/5/24* (Cost: $0)	27	111

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%

United States – 1.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d)
(Cost: $452,134)	452,134	452,134

TOTAL INVESTMENTS IN SECURITIES – 102.3% (Cost: $20,220,571)		24,114,871

Other Assets less Liabilities – (2.3)%		(545,393)

NET ASSETS – 100.0%		$23,569,478
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2023 (See Note 2). At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $976,505 and the total market value of the collateral held by the Fund was $1,037,353. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $585,219.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	23,503,932	—	—		23,503,932
Preferred Stocks	158,694	—	—		158,694
Rights	111	—	—		111
Investment of Cash Collateral for Securities Loaned	—	452,134	—		452,134
Total Investments in Securities	$23,662,737	$452,134	$0		$24,114,871
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

52	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2023

Investments	Shares	Value

COMMON STOCKS – 100.4%

Brazil – 6.2%

Aerospace & Defense – 0.1%

Embraer SA*	8,015	$36,943

Banks – 0.4%

Banco Bradesco SA	16,905	53,176

Banco Santander Brasil SA	3,874	25,760

Itau Unibanco Holding SA	4,447	26,402

Itausa SA	7,932	16,884

Total Banks		122,222

Beverages – 0.4%

Ambev SA	44,396	125,485

Broadline Retail – 0.0%

Magazine Luiza SA*	24,464	10,878

Capital Markets – 0.6%

B3 SA – Brasil Bolsa Balcao	61,609	184,538

Commercial Services & Supplies – 0.1%

GPS Participacoes & Empreendimentos SA(a)	3,945	15,309

Consumer Staples Distribution & Retail – 0.4%

Raia Drogasil SA	11,764	71,200

Sendas Distribuidora SA	14,482	40,337

Total Consumer Staples Distribution & Retail		111,537

Diversified Telecommunication Services – 0.1%

Telefonica Brasil SA	3,314	36,459

Electric Utilities – 0.4%

CPFL Energia SA	1,948	15,443

Energisa SA	2,092	23,183

Equatorial Energia SA	8,894	65,401

Transmissora Alianca de Energia Eletrica SA	2,295	18,133

Total Electric Utilities		122,160

Electrical Equipment – 0.4%

WEG SA	15,726	119,493

Food Products – 0.1%

BRF SA*	6,959	19,784

Sao Martinho SA	1,484	8,955

Total Food Products		28,739

Ground Transportation – 0.6%

Localiza Rent a Car SA	9,089	119,001

Rumo SA	12,926	61,070

Total Ground Transportation		180,071

Health Care Providers & Services – 0.4%

Hapvida Participacoes & Investimentos SA*(a)	48,395	44,334

Rede D’Or Sao Luiz SA(a)	10,778	63,813

Total Health Care Providers & Services		108,147

Household Durables – 0.1%

Cyrela Brazil Realty SA Empreendimentos & Participacoes	2,842	14,088

Independent Power & Renewable Electricity Producers – 0.1%

Engie Brasil Energia SA	3,030	28,275

Metals & Mining – 0.1%

Cia Siderurgica Nacional SA	5,925	23,980

Oil, Gas & Consumable Fuels – 0.6%

3R Petroleum Oleo & Gas SA*	1,518	8,212

Cosan SA	14,013	55,849

PRIO SA	7,773	73,688

Ultrapar Participacoes SA	7,933	43,294

Total Oil, Gas & Consumable Fuels		181,043

Paper & Forest Products – 0.3%

Suzano SA	7,133	81,688

Personal Care Products – 0.1%

Natura & Co. Holding SA*	9,976	34,687

Pharmaceuticals – 0.1%

Hypera SA	4,242	31,220

Real Estate Management & Development – 0.1%

Allos SA	3,012	16,463

Multiplan Empreendimentos Imobiliarios SA	3,077	18,002

Total Real Estate Management & Development		34,465

Software – 0.1%

TOTVS SA	5,082	35,246

Specialty Retail – 0.3%

Lojas Renner SA	8,851	31,741

Vibra Energia SA	12,894	60,414

Total Specialty Retail		92,155

Transportation Infrastructure – 0.2%

CCR SA	13,035	38,051

Santos Brasil Participacoes SA	7,003	13,508

Total Transportation Infrastructure		51,559

Wireless Telecommunication Services – 0.1%

TIM SA	8,077	29,813
Total Brazil		1,840,200

Chile – 0.5%

Banks – 0.2%

Banco de Chile	277,460	32,881

Banco de Credito & Inversiones SA	484	13,218

Banco Santander Chile	373,712	18,401

Total Banks		64,500

Broadline Retail – 0.0%

Falabella SA*	5,354	13,488

Consumer Staples Distribution & Retail – 0.1%

Cencosud SA	8,587	16,274

Electric Utilities – 0.0%

Enel Americas SA*	114,251	12,756

Oil, Gas & Consumable Fuels – 0.1%

Empresas Copec SA	2,368	17,381

Paper & Forest Products – 0.1%

Empresas CMPC SA	8,341	16,237

Passenger Airlines – 0.0%

Latam Airlines Group SA*	1,007,964	11,023

See Notes to Financial Statements.

WisdomTree Trust	53

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2023

Investments	Shares	Value
Total Chile		$151,659

Czech Republic – 0.2%

Banks – 0.2%

Komercni Banka AS	1,633	52,936

Hungary – 0.3%

Banks – 0.1%

OTP Bank Nyrt	1,314	60,002

Oil, Gas & Consumable Fuels – 0.1%

MOL Hungarian Oil & Gas PLC	2,529	20,656

Pharmaceuticals – 0.1%

Richter Gedeon Nyrt	696	17,601
Total Hungary		98,259

India – 28.0%

Air Freight & Logistics – 0.0%

Delhivery Ltd.*	2,128	9,954

Automobile Components – 0.8%

Apollo Tyres Ltd.	2,567	14,007

Balkrishna Industries Ltd.	620	19,137

Bharat Forge Ltd.	2,018	30,031

Bosch Ltd.	70	18,678

Exide Industries Ltd.	1,692	6,463

Motherson Sumi Wiring India Ltd.	12,485	9,265

MRF Ltd.	23	35,815

Samvardhana Motherson International Ltd.	14,382	17,620

Sona Blw Precision Forgings Ltd.(a)	3,117	24,142

Sundram Fasteners Ltd.	683	10,251

Tube Investments of India Ltd.	813	34,602

UNO Minda Ltd.	1,488	12,296

Total Automobile Components		232,307

Automobiles – 2.0%

Bajaj Auto Ltd.	575	46,968

Eicher Motors Ltd.	1,075	53,528

Hero MotoCorp Ltd.	1,090	54,223

Mahindra & Mahindra Ltd.	7,040	146,310

Maruti Suzuki India Ltd.	995	123,187

Tata Motors Ltd.	12,954	121,416

TVS Motor Co. Ltd.	1,808	44,015

Total Automobiles		589,647

Banks – 6.1%

AU Small Finance Bank Ltd.(a)	2,648	25,056

Axis Bank Ltd.	17,162	227,338

Bandhan Bank Ltd.(a)	5,903	17,124

Federal Bank Ltd.	12,092	22,691

HDFC Bank Ltd.	40,810	838,257

ICICI Bank Ltd.	37,463	448,671

IDFC First Bank Ltd.*	23,114	24,694

Kotak Mahindra Bank Ltd.	7,859	180,208

Total Banks		1,784,039

Beverages – 0.4%

Radico Khaitan Ltd.	649	12,933

United Breweries Ltd.	490	10,512

United Spirits Ltd.	2,594	34,843

Varun Beverages Ltd.	3,853	57,272

Total Beverages		115,560

Biotechnology – 0.0%

Biocon Ltd.	4,053	12,159

Building Products – 0.1%

Astral Ltd.	1,115	25,560

Blue Star Ltd.	371	4,222

Kajaria Ceramics Ltd.	771	12,060

Total Building Products		41,842

Capital Markets – 0.1%

CRISIL Ltd.	66	3,440

HDFC Asset Management Co. Ltd.(a)	650	25,035

Total Capital Markets		28,475

Chemicals – 1.3%

Aarti Industries Ltd.	1,608	12,553

Asian Paints Ltd.	3,240	132,475

Atul Ltd.	140	12,038

Berger Paints India Ltd.	2,086	15,157

Carborundum Universal Ltd.	851	11,386

Coromandel International Ltd.	987	14,846

Deepak Nitrite Ltd.	510	15,207

Gujarat Fluorochemicals Ltd.	299	13,292

Linde India Ltd.	156	10,574

Navin Fluorine International Ltd.	270	12,502

PI Industries Ltd.	668	28,224

Solar Industries India Ltd.	189	15,280

SRF Ltd.	1,170	34,859

Supreme Industries Ltd.	559	30,518

Tata Chemicals Ltd.	1,120	14,860

UPL Ltd.	2,970	20,960

Total Chemicals		394,731

Construction & Engineering – 0.1%

Voltas Ltd.	2,008	23,608

Construction Materials – 1.0%

ACC Ltd.	594	15,784

Ambuja Cements Ltd.	6,289	39,368

Dalmia Bharat Ltd.	741	20,260

Grasim Industries Ltd.	2,752	70,601

JK Cement Ltd.	289	13,157

Ramco Cements Ltd.	885	10,852

Shree Cement Ltd.	70	24,103

UltraTech Cement Ltd.	841	106,149

Total Construction Materials		300,274

Consumer Staples Distribution & Retail – 0.2%

Avenue Supermarts Ltd.*(a)	1,049	51,466

Diversified Telecommunication Services – 0.1%

Indus Towers Ltd.*	6,723	16,082

Tata Communications Ltd.	888	18,891

Total Diversified Telecommunication Services		34,973

See Notes to Financial Statements.

54	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2023

Investments	Shares	Value

Electrical Equipment – 0.5%

ABB India Ltd.	410	$23,033

CG Power & Industrial Solutions Ltd.	5,513	30,104

Havells India Ltd.	2,125	34,933

KEI Industries Ltd.	244	9,528

Polycab India Ltd.	380	25,047

Suzlon Energy Ltd.*	51,995	23,869

Total Electrical Equipment		146,514

Electronic Equipment, Instruments & Components – 0.0%

Honeywell Automation India Ltd.	20	8,856

Entertainment – 0.0%

PVR Inox Ltd.*	370	7,377

Financial Services – 0.3%

Bajaj Finserv Ltd.	3,080	62,397

Bajaj Holdings & Investment Ltd.	200	18,445

One 97 Communications Ltd.*	1,351	10,317

Total Financial Services		91,159

Food Products – 0.8%

Britannia Industries Ltd.	856	54,915

Marico Ltd.	4,642	30,598

Nestle India Ltd.	255	81,453

Patanjali Foods Ltd.	530	10,031

Tata Consumer Products Ltd.	4,443	58,027

Total Food Products		235,024

Gas Utilities – 0.1%

Adani Total Gas Ltd.	2,104	24,980

Health Care Providers & Services – 0.5%

Apollo Hospitals Enterprise Ltd.	861	59,020

Dr. Lal PathLabs Ltd.(a)	254	7,868

Fortis Healthcare Ltd.	4,124	20,775

Max Healthcare Institute Ltd.	6,081	50,149

Total Health Care Providers & Services		137,812

Hotels, Restaurants & Leisure – 0.4%

Indian Hotels Co. Ltd.	6,882	36,253

Jubilant Foodworks Ltd.	3,376	22,924

Zomato Ltd.*	33,688	50,078

Total Hotels, Restaurants & Leisure		109,255

Household Durables – 0.1%

Crompton Greaves Consumer Electricals Ltd.	5,084	18,995

Dixon Technologies India Ltd.	238	18,781

Total Household Durables		37,776

Independent Power & Renewable Electricity Producers – 0.2%

Adani Green Energy Ltd.*	3,449	66,192

Industrial Conglomerates – 0.1%

Siemens Ltd.	761	36,806

Insurance – 0.6%

HDFC Life Insurance Co. Ltd.(a)	8,016	62,297

ICICI Lombard General Insurance Co. Ltd.(a)	1,645	28,073

ICICI Prudential Life Insurance Co. Ltd.(a)	3,317	21,320

Max Financial Services Ltd.*	1,948	22,340

PB Fintech Ltd.*	2,406	22,976

Star Health & Allied Insurance Co. Ltd.*	752	4,832

Total Insurance		161,838

Interactive Media & Services – 0.1%

Info Edge India Ltd.	620	38,298

IT Services – 2.9%

Coforge Ltd.	443	33,403

Cyient Ltd.	626	17,251

HCL Technologies Ltd.	7,622	134,288

Infosys Ltd.	25,294	468,986

Mphasis Ltd.	650	21,401

Persistent Systems Ltd.	400	35,520

Tech Mahindra Ltd.	4,596	70,290

Wipro Ltd.	12,140	68,758

Total IT Services		849,897

Life Sciences Tools & Services – 0.2%

Divi’s Laboratories Ltd.	916	42,973

Syngene International Ltd.(a)	733	6,179

Total Life Sciences Tools & Services		49,152

Machinery – 0.4%

AIA Engineering Ltd.	170	7,537

Ashok Leyland Ltd.	11,863	25,882

Cummins India Ltd.	1,090	25,725

Elgi Equipments Ltd.	1,738	11,373

Escorts Kubota Ltd.	108	3,872

Grindwell Norton Ltd.	321	8,985

Schaeffler India Ltd.	330	12,702

SKF India Ltd.	210	11,609

Thermax Ltd.	330	12,220

Timken India Ltd.	97	3,791

Total Machinery		123,696

Media – 0.1%

Zee Entertainment Enterprises Ltd.*	7,969	26,307

Metals & Mining – 0.8%

APL Apollo Tubes Ltd.	1,388	25,633

Jindal Stainless Ltd.	1,656	11,385

JSW Steel Ltd.	6,949	73,508

Tata Steel Ltd.	63,748	106,944

Vedanta Ltd.	8,040	24,981

Total Metals & Mining		242,451

Oil, Gas & Consumable Fuels – 2.7%

Reliance Industries Ltd.	25,449	790,547

Passenger Airlines – 0.1%

InterGlobe Aviation Ltd.*(a)	791	28,204

Personal Care Products – 1.1%

Colgate-Palmolive India Ltd.	1,164	35,385

Dabur India Ltd.	4,201	28,130

Emami Ltd.	1,453	9,844

Godrej Consumer Products Ltd.	2,750	37,383

Hindustan Unilever Ltd.	6,349	203,253

Total Personal Care Products		313,995

See Notes to Financial Statements.

WisdomTree Trust	55

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2023

Investments	Shares	Value

Pharmaceuticals – 1.4%

Alkem Laboratories Ltd.	249	$15,568

Aurobindo Pharma Ltd.	2,258	29,414

Cipla Ltd.	4,576	68,535

Dr. Reddy’s Laboratories Ltd.	870	60,617

Gland Pharma Ltd.*(a)	249	5,759

Glenmark Pharmaceuticals Ltd.	532	5,459

Ipca Laboratories Ltd.	1,144	15,303

Laurus Labs Ltd.(a)	2,996	15,489

Lupin Ltd.	1,848	29,380

Sun Pharmaceutical Industries Ltd.	7,915	119,795

Torrent Pharmaceuticals Ltd.	781	21,639

Zydus Lifesciences Ltd.	1,988	16,465

Total Pharmaceuticals		403,423

Professional Services – 0.0%

Computer Age Management Services Ltd.	269	8,571

Real Estate Management & Development – 0.4%

DLF Ltd.	5,432	47,418

Godrej Properties Ltd.*	772	18,678

Macrotech Developers Ltd.(a)	1,928	23,715

Oberoi Realty Ltd.	853	14,795

Phoenix Mills Ltd.	711	19,179

Total Real Estate Management & Development		123,785

Software – 0.2%

KPIT Technologies Ltd.	1,176	21,394

Tata Elxsi Ltd.	247	25,983

Total Software		47,377

Specialty Retail – 0.2%

FSN E-Commerce Ventures Ltd.*	8,798	18,391

Trent Ltd.	1,400	51,397

Total Specialty Retail		69,788

Textiles, Apparel & Luxury Goods – 0.5%

Bata India Ltd.	559	11,094

Page Industries Ltd.	47	21,752

Titan Co. Ltd.	2,882	127,294

Total Textiles, Apparel & Luxury Goods		160,140

Transportation Infrastructure – 0.3%

Adani Ports & Special Economic Zone Ltd.	4,846	59,654

GMR Airports Infrastructure Ltd.*	22,360	21,644

Total Transportation Infrastructure		81,298

Wireless Telecommunication Services – 0.8%

Bharti Airtel Ltd.	17,902	222,060
Total India		8,261,613

Indonesia – 2.7%

Banks – 1.3%

Bank Central Asia Tbk. PT	631,000	385,231

Broadline Retail – 0.2%

GoTo Gojek Tokopedia Tbk. PT*	11,756,800	65,668

Chemicals – 0.1%

Barito Pacific Tbk. PT	302,558	26,135

Construction Materials – 0.0%

Indocement Tunggal Prakarsa Tbk. PT	21,000	12,821

Consumer Staples Distribution & Retail – 0.1%

Sumber Alfaria Trijaya Tbk. PT	221,700	42,189

Diversified Telecommunication Services – 0.1%

Sarana Menara Nusantara Tbk. PT	283,500	18,229

Food Products – 0.2%

Charoen Pokphand Indonesia Tbk. PT	89,300	29,144

Indofood CBP Sukses Makmur Tbk. PT	24,100	16,553

Indofood Sukses Makmur Tbk. PT	39,400	16,505

Total Food Products		62,202

Household Products – 0.1%

Unilever Indonesia Tbk. PT	64,900	14,879

Industrial Conglomerates – 0.3%

Astra International Tbk. PT	243,700	89,427

Media – 0.1%

Elang Mahkota Teknologi Tbk. PT	435,800	16,699

Metals & Mining – 0.1%

Bumi Resources Minerals Tbk. PT*	602,500	6,652

Merdeka Copper Gold Tbk. PT*	161,600	28,338

Total Metals & Mining		34,990

Pharmaceuticals – 0.1%

Kalbe Farma Tbk. PT	227,200	23,757

Wireless Telecommunication Services – 0.0%

Indosat Tbk. PT	14,200	8,646
Total Indonesia		800,873

Malaysia – 1.4%

Banks – 0.3%

AMMB Holdings Bhd.	34,500	30,107

Hong Leong Bank Bhd.	16,700	68,690

Total Banks		98,797

Food Products – 0.2%

Nestle Malaysia Bhd.	1,700	43,508

QL Resources Bhd.	25,100	31,191

Total Food Products		74,699

Hotels, Restaurants & Leisure – 0.2%

Genting Malaysia Bhd.	80,100	46,892

Metals & Mining – 0.3%

Press Metal Aluminium Holdings Bhd.	87,300	91,385

Multi-Utilities – 0.3%

YTL Corp. Bhd.	117,000	48,124

YTL Power International Bhd.	58,500	32,337

Total Multi-Utilities		80,461

Specialty Retail – 0.1%

MR DIY Group M Bhd.(a)	79,800	25,182
Total Malaysia		417,416

Mexico – 4.3%

Banks – 0.7%

Banco del Bajio SA(a)	5,016	16,824

See Notes to Financial Statements.

56	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2023

Investments	Shares	Value

Grupo Financiero Banorte SAB de CV, Class O	14,900	$150,245

Grupo Financiero Inbursa SAB de CV, Class O*	10,309	28,435

Total Banks		195,504

Beverages – 0.7%

Arca Continental SAB de CV	3,300	36,130

Becle SAB de CV	1,001	1,967

Coca-Cola Femsa SAB de CV	3,625	34,457

Fomento Economico Mexicano SAB de CV	10,800	140,943

Total Beverages		213,497

Chemicals – 0.1%

Orbia Advance Corp. SAB de CV	7,900	17,550

Construction Materials – 0.3%

Cemex SAB de CV, Series CPO*	100,704	78,615

GCC SAB de CV	500	5,908

Total Construction Materials		84,523

Consumer Finance – 0.0%

Gentera SAB de CV	4,736	6,594

Consumer Staples Distribution & Retail – 0.5%

Grupo Comercial Chedraui SA de CV	500	3,029

Wal-Mart de Mexico SAB de CV	31,200	131,860

Total Consumer Staples Distribution & Retail		134,889

Diversified REITs – 0.1%

Concentradora Fibra Danhos SA de CV	7,939	9,826

Fibra Uno Administracion SA de CV	19,900	35,923

Total Diversified REITs		45,749

Food Products – 0.2%

Gruma SAB de CV, Class B	1,350	24,804

Grupo Bimbo SAB de CV, Series A	9,092	46,146

Total Food Products		70,950

Hotels, Restaurants & Leisure – 0.0%

Alsea SAB de CV*	1,376	5,213

Household Products – 0.1%

Kimberly-Clark de Mexico SAB de CV, Class A	10,000	22,540

Industrial Conglomerates – 0.2%

Alfa SAB de CV, Class A	21,000	16,915

Grupo Carso SAB de CV, Series A1	3,300	36,945

Total Industrial Conglomerates		53,860

Industrial REITs – 0.1%

FIBRA Macquarie Mexico(a)	4,361	8,563

Prologis Property Mexico SA de CV	3,320	15,831

Total Industrial REITs		24,394

Insurance – 0.0%

Qualitas Controladora SAB de CV	500	5,066

Media – 0.0%

Grupo Televisa SAB, Series CPO	16,900	11,317

Metals & Mining – 0.4%

Grupo Mexico SAB de CV, Series B	19,378	107,769

Industrias Penoles SAB de CV*	1,005	14,732

Total Metals & Mining		122,501

Real Estate Management & Development – 0.1%

Corp. Inmobiliaria Vesta SAB de CV	5,000	19,909

Transportation Infrastructure – 0.4%

Grupo Aeroportuario del Centro Norte SAB de CV	2,300	24,415

Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,929	51,271

Grupo Aeroportuario del Sureste SAB de CV, Class B	1,305	38,335

Promotora y Operadora de Infraestructura SAB de CV	1,407	15,264

Total Transportation Infrastructure		129,285

Wireless Telecommunication Services – 0.4%

America Movil SAB de CV, Series B	121,545	112,972
Total Mexico		1,276,313

Philippines – 1.0%

Banks – 0.2%

Bank of the Philippine Islands	13,001	24,370

BDO Unibank, Inc.	14,678	34,591

Metropolitan Bank & Trust Co.	12,800	11,858

Total Banks		70,819

Food Products – 0.1%

Monde Nissin Corp.(a)	61,900	9,368

Universal Robina Corp.	6,700	14,301

Total Food Products		23,669

Hotels, Restaurants & Leisure – 0.1%

Jollibee Foods Corp.	2,900	13,166

Industrial Conglomerates – 0.3%

Ayala Corp.	1,690	20,783

JG Summit Holdings, Inc.	21,000	14,468

SM Investments Corp.	3,300	51,966

Total Industrial Conglomerates		87,217

Real Estate Management & Development – 0.2%

Ayala Land, Inc.	42,000	26,129

SM Prime Holdings, Inc.	72,100	42,837

Total Real Estate Management & Development		68,966

Transportation Infrastructure – 0.1%

International Container Terminal Services, Inc.	4,850	21,616

Wireless Telecommunication Services – 0.0%

PLDT, Inc.	535	12,357
Total Philippines		297,810

Poland – 1.2%

Banks – 0.5%

Alior Bank SA*	965	18,735

Bank Polska Kasa Opieki SA	2,029	78,456

mBank SA*	148	20,136

Santander Bank Polska SA	404	50,322

Total Banks		167,649

Construction & Engineering – 0.1%

Budimex SA	157	24,994

See Notes to Financial Statements.

WisdomTree Trust	57

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2023

Investments	Shares	Value

Consumer Staples Distribution & Retail – 0.2%

Dino Polska SA*(a)	596	$69,827

Diversified Telecommunication Services – 0.1%

Orange Polska SA	7,974	16,507

Entertainment – 0.1%

CD Projekt SA	1,089	31,848

Textiles, Apparel & Luxury Goods – 0.2%

LPP SA	13	53,524
Total Poland		364,349

Saudi Arabia – 6.4%

Banks – 4.0%

Al Rajhi Bank	34,046	789,867

Alinma Bank	16,885	174,478

Bank Al-Jazira*	7,103	35,420

Bank AlBilad	9,186	110,110

Saudi Awwal Bank	7,053	70,718

Total Banks		1,180,593

Chemicals – 0.4%

Advanced Petrochemical Co.	2,225	23,407

National Industrialization Co.*	5,700	18,696

Sahara International Petrochemical Co.	6,672	60,582

Total Chemicals		102,685

Construction Materials – 0.0%

Saudi Cement Co.	585	8,190

Consumer Staples Distribution & Retail – 0.2%

Abdullah Al Othaim Markets Co.	7,970	27,842

Nahdi Medical Co.	670	24,477

Total Consumer Staples Distribution & Retail		52,319

Food Products – 0.2%

Saudia Dairy & Foodstuff Co.	254	22,555

Savola Group	4,557	45,388

Total Food Products		67,943

Health Care Providers & Services – 0.6%

Dallah Healthcare Co.	574	26,266

Dr. Sulaiman Al Habib Medical Services Group Co.	1,490	112,763

Mouwasat Medical Services Co.	1,593	47,493

Total Health Care Providers & Services		186,522

Insurance – 0.1%

Bupa Arabia for Cooperative Insurance Co.	459	26,096

Media – 0.1%

Saudi Research & Media Group*	672	30,607

Oil, Gas & Consumable Fuels – 0.1%

Aldrees Petroleum & Transport Services Co.	666	31,400

Real Estate Management & Development – 0.1%

Dar Al Arkan Real Estate Development Co.*	9,455	35,097

Specialty Retail – 0.2%

Jarir Marketing Co.	9,867	41,152

Wireless Telecommunication Services – 0.4%

Etihad Etisalat Co.	6,785	89,381

Mobile Telecommunications Co. Saudi Arabia	7,473	28,138

Total Wireless Telecommunication Services		117,519
Total Saudi Arabia		1,880,123

South Africa – 4.0%

Banks – 1.0%

Absa Group Ltd.	6,537	58,519

Capitec Bank Holdings Ltd.	668	74,018

Nedbank Group Ltd.	3,773	44,612

Standard Bank Group Ltd.	10,049	114,351

Total Banks		291,500

Broadline Retail – 0.1%

Woolworths Holdings Ltd.	8,597	33,941

Capital Markets – 0.1%

Investec Ltd.	1,888	12,966

Consumer Staples Distribution & Retail – 0.5%

Bid Corp. Ltd.	2,545	59,375

Clicks Group Ltd.	1,816	32,344

Shoprite Holdings Ltd.	3,877	58,312

Total Consumer Staples Distribution & Retail		150,031

Diversified REITs – 0.0%

Redefine Properties Ltd.	53,302	11,222

Financial Services – 0.7%

FirstRand Ltd.	40,934	164,542

Remgro Ltd.	4,103	36,454

Total Financial Services		200,996

Food Products – 0.1%

Tiger Brands Ltd.	1,428	15,718

Insurance – 0.4%

Discovery Ltd.	4,024	31,616

Momentum Metropolitan Holdings	6,926	8,290

Old Mutual Ltd.	35,258	25,179

Sanlam Ltd.	13,395	53,324

Total Insurance		118,409

Media – 0.0%

MultiChoice Group*	2,240	9,924

Metals & Mining – 0.8%

Anglo American Platinum Ltd.	477	25,144

Gold Fields Ltd.	6,128	93,082

Harmony Gold Mining Co. Ltd.	3,387	22,149

Impala Platinum Holdings Ltd.	6,972	34,796

Kumba Iron Ore Ltd.	490	16,473

Sibanye Stillwater Ltd.	21,226	28,901

Total Metals & Mining		220,545

Pharmaceuticals – 0.1%

Aspen Pharmacare Holdings Ltd.	3,096	34,452

Specialty Retail – 0.1%

Mr. Price Group Ltd.	2,158	18,504

Pepkor Holdings Ltd.(a)	11,207	12,030

Total Specialty Retail		30,534

See Notes to Financial Statements.

58	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2023

Investments	Shares	Value

Wireless Telecommunication Services – 0.1%

Vodacom Group Ltd.	5,683	$32,940
Total South Africa		1,163,178

South Korea – 17.1%

Air Freight & Logistics – 0.1%

Hyundai Glovis Co. Ltd.	151	22,452

Automobile Components – 0.1%

Hankook Tire & Technology Co. Ltd.	453	15,969

Hanon Systems	912	5,162

Total Automobile Components		21,131

Automobiles – 0.4%

Hyundai Motor Co.	788	124,511

Banks – 1.2%

BNK Financial Group, Inc.	1,978	10,966

Hana Financial Group, Inc.	1,956	65,914

KakaoBank Corp.	2,445	54,105

KB Financial Group, Inc.	2,173	91,280

Shinhan Financial Group Co. Ltd.	2,887	90,002

Woori Financial Group, Inc.	4,433	44,746

Total Banks		357,013

Biotechnology – 0.6%

Alteogen, Inc.*	210	16,061

Celltrion, Inc.	972	152,009

SK Bioscience Co. Ltd.*	146	8,162

Total Biotechnology		176,232

Capital Markets – 0.1%

Korea Investment Holdings Co. Ltd.	247	11,756

Mirae Asset Securities Co. Ltd.	1,958	11,600

Samsung Securities Co. Ltd.	369	11,031

Total Capital Markets		34,387

Chemicals – 0.9%

Ecopro Co. Ltd.	129	64,805

Hansol Chemical Co. Ltd.	56	9,870

Hanwha Solutions Corp.*	846	25,947

Kum Yang Co. Ltd.*	143	12,125

Kumho Petrochemical Co. Ltd.	120	12,383

LG Chem Ltd.	274	106,162

Lotte Chemical Corp.	110	13,085

SK IE Technology Co. Ltd.*(a)	68	4,166

SKC Co. Ltd.	130	9,145

Total Chemicals		257,688

Construction & Engineering – 0.1%

Samsung Engineering Co. Ltd.*	965	21,729

Diversified Telecommunication Services – 0.0%

KT Corp.	172	4,594

LG Uplus Corp.	1,254	9,961

Total Diversified Telecommunication Services		14,555

Electrical Equipment – 1.0%

CS Wind Corp.	119	6,486

Doosan Enerbility Co. Ltd.*	2,905	35,864

Ecopro BM Co. Ltd.	300	67,086

L&F Co. Ltd.	163	25,819

LG Energy Solution Ltd.*	250	82,984

LS Corp.	112	8,105

POSCO Future M Co. Ltd.	209	58,259

Total Electrical Equipment		284,603

Electronic Equipment, Instruments & Components – 0.6%

LG Display Co. Ltd.	1,292	12,781

LG Innotek Co. Ltd.	70	13,017

Samsung Electro-Mechanics Co. Ltd.	380	45,202

Samsung SDI Co. Ltd.	305	111,779

Total Electronic Equipment, Instruments & Components		182,779

Entertainment – 0.3%

HYBE Co. Ltd.	139	25,201

JYP Entertainment Corp.	101	7,944

Krafton, Inc.*	191	28,712

NCSoft Corp.	123	22,969

Total Entertainment		84,826

Financial Services – 0.1%

Meritz Financial Group, Inc.*	676	31,021

Food Products – 0.1%

CJ CheilJedang Corp.	59	14,843

NongShim Co. Ltd.	7	2,212

Orion Corp.	148	13,342

Total Food Products		30,397

Health Care Equipment & Supplies – 0.1%

HLB, Inc.*	786	30,942

Health Care Technology – 0.0%

Lunit, Inc.*	44	2,798

Household Durables – 0.2%

Coway Co. Ltd.	315	13,990

LG Electronics, Inc.	728	57,544

Total Household Durables		71,534

Industrial Conglomerates – 0.3%

GS Holdings Corp.	300	9,527

LG Corp.	668	44,554

SK, Inc.	250	34,553

Total Industrial Conglomerates		88,634

Insurance – 0.4%

DB Insurance Co. Ltd.	319	20,732

Hyundai Marine & Fire Insurance Co. Ltd.	257	6,186

Samsung Fire & Marine Insurance Co. Ltd.	220	44,926

Samsung Life Insurance Co. Ltd.	640	34,338

Total Insurance		106,182

Interactive Media & Services – 0.8%

Kakao Corp.	1,846	77,830

NAVER Corp.	926	161,056

Total Interactive Media & Services		238,886

IT Services – 0.2%

Posco DX Co. Ltd.	325	18,724

See Notes to Financial Statements.

WisdomTree Trust	59

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2023

Investments	Shares	Value

Samsung SDS Co. Ltd.	220	$29,040

Total IT Services		47,764

Life Sciences Tools & Services – 0.2%

Samsung Biologics Co. Ltd.*(a)	99	58,421

Machinery – 0.3%

Doosan Bobcat, Inc.	333	13,032

HD Hyundai Heavy Industries Co. Ltd.	140	14,023

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	290	27,223

Hyundai Rotem Co. Ltd.*	510	10,533

Samsung Heavy Industries Co. Ltd.*	5,134	30,894

Total Machinery		95,705

Metals & Mining – 0.8%

Hyundai Steel Co.	530	15,021

Korea Zinc Co. Ltd.	89	34,414

POSCO Holdings, Inc.	450	174,528

Total Metals & Mining		223,963

Oil, Gas & Consumable Fuels – 0.2%

HD Hyundai Co. Ltd.	290	14,253

SK Innovation Co. Ltd.*	340	37,039

Total Oil, Gas & Consumable Fuels		51,292

Passenger Airlines – 0.1%

Korean Air Lines Co. Ltd.	1,274	23,642

Personal Care Products – 0.1%

Amorepacific Corp.	163	18,351

LG H&H Co. Ltd.	68	18,744

Total Personal Care Products		37,095

Pharmaceuticals – 0.1%

Hanmi Pharm Co. Ltd.	36	9,853

SK Biopharmaceuticals Co. Ltd.*	169	13,175

Yuhan Corp.	355	18,964

Total Pharmaceuticals		41,992

Semiconductors & Semiconductor Equipment – 1.2%

DB HiTek Co. Ltd.	216	9,828

Hanmi Semiconductor Co. Ltd.*	309	14,804

SK Hynix, Inc.	2,993	328,837

Total Semiconductors & Semiconductor Equipment		353,469

Specialty Retail – 0.0%

Hotel Shilla Co. Ltd.	209	10,613

Technology Hardware, Storage & Peripherals – 6.5%

CosmoAM&T Co. Ltd.*	131	14,983

Samsung Electronics Co. Ltd.	31,033	1,891,521

Total Technology Hardware, Storage & Peripherals		1,906,504

Textiles, Apparel & Luxury Goods – 0.0%

F&F Co. Ltd.	113	7,826

Trading Companies & Distributors – 0.0%

Posco International Corp.	205	9,932
Total South Korea		5,050,518

Taiwan – 23.5%

Automobile Components – 0.1%

Cheng Shin Rubber Industry Co. Ltd.	12,000	17,556

Tong Yang Industry Co. Ltd.	3,000	7,429

Total Automobile Components		24,985

Automobiles – 0.1%

Sanyang Motor Co. Ltd.	4,000	9,306

Yulon Motor Co. Ltd.	6,000	14,623

Total Automobiles		23,929

Banks – 1.3%

CTBC Financial Holding Co. Ltd.	127,000	117,315

E.Sun Financial Holding Co. Ltd.	100,144	84,186

Far Eastern International Bank	29,000	11,953

Shanghai Commercial & Savings Bank Ltd.	33,392	50,919

SinoPac Financial Holdings Co. Ltd.	78,938	50,670

Taichung Commercial Bank Co. Ltd.	21,159	10,962

Taishin Financial Holding Co. Ltd.	80,226	47,314

Union Bank of Taiwan	20,600	9,666

Total Banks		382,985

Chemicals – 0.5%

Formosa Plastics Corp.	31,000	79,999

Nan Ya Plastics Corp.	38,000	82,338

Total Chemicals		162,337

Communications Equipment – 0.2%

Accton Technology Corp.	3,000	51,123

Wistron NeWeb Corp.	2,143	10,893

Total Communications Equipment		62,016

Construction Materials – 0.1%

Asia Cement Corp.	17,000	22,960

Consumer Staples Distribution & Retail – 0.1%

President Chain Store Corp.	4,000	35,125

Electrical Equipment – 0.2%

Chung-Hsin Electric & Machinery Manufacturing Corp.	3,000	11,388

Tatung Co. Ltd.*	13,000	17,791

Walsin Lihwa Corp.	21,000	26,446

Total Electrical Equipment		55,625

Electronic Equipment, Instruments & Components – 2.8%

AUO Corp.*	58,000	34,301

Chroma ATE, Inc.	3,000	20,821

Compeq Manufacturing Co. Ltd.	10,000	23,037

Delta Electronics, Inc.	12,000	122,579

Elite Material Co. Ltd.	2,000	24,894

Genius Electronic Optical Co. Ltd.	1,000	13,701

Gold Circuit Electronics Ltd.	2,000	14,206

Hon Hai Precision Industry Co. Ltd.	77,000	262,182

Innolux Corp.	67,288	31,352

Largan Precision Co. Ltd.	1,000	93,514

Nan Ya Printed Circuit Board Corp.	1,000	8,195

Sinbon Electronics Co. Ltd.	1,000	9,742

See Notes to Financial Statements.

60	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2023

Investments	Shares	Value

Synnex Technology International Corp.	8,000	$18,299

Tripod Technology Corp.	3,000	19,061

Unimicron Technology Corp.	8,000	45,877

Walsin Technology Corp.	3,000	12,023

WPG Holdings Ltd.	11,000	29,247

WT Microelectronics Co. Ltd.	3,000	10,997

Yageo Corp.	2,000	38,905

Total Electronic Equipment, Instruments & Components		832,933

Financial Services – 0.3%

Yuanta Financial Holding Co. Ltd.	88,945	79,988

Food Products – 0.3%

Great Wall Enterprise Co. Ltd.	6,000	11,437

Lien Hwa Industrial Holdings Corp.	7,000	15,213

Uni-President Enterprises Corp.	32,000	77,679

Total Food Products		104,329

Household Durables – 0.0%

Nien Made Enterprise Co. Ltd.	1,000	11,502

Industrial Conglomerates – 0.1%

Far Eastern New Century Corp.	30,000	30,498

Insurance – 1.0%

Cathay Financial Holding Co. Ltd.*	63,101	94,064

China Development Financial Holding Corp.*	113,000	46,208

Fubon Financial Holding Co. Ltd.	55,312	116,786

Shin Kong Financial Holding Co. Ltd.*	110,000	31,720

Total Insurance		288,778

Leisure Products – 0.1%

Giant Manufacturing Co. Ltd.	2,036	12,206

Merida Industry Co. Ltd.	2,000	11,893

Total Leisure Products		24,099

Machinery – 0.1%

Hiwin Technologies Corp.	2,000	15,314

Marine Transportation – 0.1%

Wan Hai Lines Ltd.	13,000	23,297

Metals & Mining – 0.1%

TA Chen Stainless Pipe	13,200	17,032

Oil, Gas & Consumable Fuels – 0.1%

Formosa Petrochemical Corp.	12,000	31,554

Passenger Airlines – 0.1%

Eva Airways Corp.	20,000	20,495

Real Estate Management & Development – 0.1%

Highwealth Construction Corp.	10,910	14,255

Ruentex Development Co. Ltd.	12,350	15,191

Total Real Estate Management & Development		29,446

Semiconductors & Semiconductor Equipment – 12.9%

AP Memory Technology Corp.	1,000	15,282

ASE Technology Holding Co. Ltd.	22,000	96,773

Elan Microelectronics Corp.	2,000	10,590

Faraday Technology Corp.	1,000	11,632

King Yuan Electronics Co. Ltd.	9,000	24,897

Macronix International Co. Ltd.	14,000	14,301

MediaTek, Inc.	10,000	330,721

Nanya Technology Corp.	10,000	25,415

Novatek Microelectronics Corp.	4,000	67,382

Powerchip Semiconductor Manufacturing Corp.	22,000	21,111

Powertech Technology, Inc.	6,000	27,565

Realtek Semiconductor Corp.	3,000	46,089

Taiwan Semiconductor Manufacturing Co. Ltd.	154,000	2,975,579

United Microelectronics Corp.	75,000	128,541

Winbond Electronics Corp.	20,643	20,481

Total Semiconductors & Semiconductor Equipment		3,816,359

Specialty Retail – 0.2%

Hotai Motor Co. Ltd.	2,020	46,665

Technology Hardware, Storage & Peripherals – 2.2%

Acer, Inc.	19,000	33,307

Advantech Co. Ltd.	3,299	39,987

Asia Vital Components Co. Ltd.	2,000	21,929

Asustek Computer, Inc.	4,000	63,798

Chicony Electronics Co. Ltd.	5,000	28,511

Compal Electronics, Inc.	30,000	38,954

Gigabyte Technology Co. Ltd.	3,000	26,002

HTC Corp.*	6,000	10,029

Inventec Corp.	23,000	39,569

Lite-On Technology Corp., ADR	16,000	60,996

Micro-Star International Co. Ltd.	6,000	39,882

Pegatron Corp.	14,000	39,823

Qisda Corp.	13,000	20,332

Quanta Computer, Inc.	18,000	131,669

Wistron Corp.	20,000	64,254

Total Technology Hardware, Storage & Peripherals		659,042

Textiles, Apparel & Luxury Goods – 0.2%

Eclat Textile Co. Ltd.	1,000	18,312

Feng TAY Enterprise Co. Ltd.	4,360	24,861

Makalot Industrial Co. Ltd.	1,000	11,551

Pou Chen Corp.	16,000	16,109

Total Textiles, Apparel & Luxury Goods		70,833

Wireless Telecommunication Services – 0.2%

Far EasTone Telecommunications Co. Ltd.	12,000	31,202

Taiwan Mobile Co. Ltd.	12,000	38,552

Total Wireless Telecommunication Services		69,754
Total Taiwan		6,941,880

Thailand – 2.6%

Banks – 0.4%

Bangkok Bank PCL, NVDR	5,700	26,135

Bank of Ayudhya PCL, NVDR	15,000	12,415

Kasikornbank PCL, NVDR	11,000	43,507

TMBThanachart Bank PCL, NVDR	478,200	23,397

Total Banks		105,454

Beverages – 0.0%

Carabao Group PCL, NVDR	5,000	12,085

Broadline Retail – 0.1%

Central Retail Corp. PCL, NVDR	29,000	34,835

Chemicals – 0.1%

Indorama Ventures PCL, NVDR	21,000	16,766

See Notes to Financial Statements.

WisdomTree Trust	61

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2023

Investments	Shares	Value

Consumer Staples Distribution & Retail – 0.3%

CP ALL PCL, NVDR	56,300	$92,369

Containers & Packaging – 0.0%

SCG Packaging PCL, NVDR	12,900	13,606

Diversified Telecommunication Services – 0.1%

True Corp. PCL, NVDR	159,496	23,598

Electronic Equipment, Instruments & Components – 0.4%

Delta Electronics Thailand PCL, NVDR	43,900	113,182

Food Products – 0.1%

Charoen Pokphand Foods PCL, NVDR	26,500	15,217

Ground Transportation – 0.0%

BTS Group Holdings PCL, NVDR	62,000	13,169

Health Care Providers & Services – 0.2%

Bangkok Dusit Medical Services PCL, NVDR	39,654	32,239

Bumrungrad Hospital PCL, NVDR	4,100	26,667

Total Health Care Providers & Services		58,906

Hotels, Restaurants & Leisure – 0.1%

Minor International PCL, NVDR	25,000	21,607

Independent Power & Renewable Electricity Producers – 0.4%

Energy Absolute PCL, NVDR	20,200	26,188

Gulf Energy Development PCL, NVDR	58,400	76,138

Total Independent Power & Renewable Electricity Producers		102,326

Real Estate Management & Development – 0.1%

Central Pattana PCL, NVDR	15,000	30,763

Specialty Retail – 0.0%

Home Product Center PCL, NVDR	40,000	13,711

Wireless Telecommunication Services – 0.3%

Advanced Info Service PCL, NVDR	11,000	69,933

Intouch Holdings PCL, NVDR	8,700	18,225

Total Wireless Telecommunication Services		88,158
Total Thailand		755,752

Turkey – 1.0%

Automobiles – 0.1%

Ford Otomotiv Sanayi AS	468	11,718

Tofas Turk Otomobil Fabrikasi AS	395	2,809

Total Automobiles		14,527

Banks – 0.3%

Akbank TAS	24,951	30,853

Haci Omer Sabanci Holding AS	9,383	19,205

Turkiye Garanti Bankasi AS	4,209	8,315

Turkiye Is Bankasi AS, Class C	28,482	22,528

Yapi ve Kredi Bankasi AS	17,867	11,821

Total Banks		92,722

Beverages – 0.0%

Coca-Cola Icecek AS	159	2,829

Chemicals – 0.0%

Sasa Polyester Sanayi AS*	7,508	9,264

Construction & Engineering – 0.1%

Enka Insaat ve Sanayi AS	14,710	16,934

Kontrolmatik Enerji ve Muhendislik AS	672	4,938

Total Construction & Engineering		21,872

Consumer Staples Distribution & Retail – 0.1%

BIM Birlesik Magazalar AS	2,712	27,617

Migros Ticaret AS	228	2,586

Total Consumer Staples Distribution & Retail		30,203

Electrical Equipment – 0.0%

Astor Transformator Enerji Turizm Insaat ve Petrol Sanayi Ticaret AS	1,587	5,067

Household Durables – 0.0%

Arcelik AS	527	2,293

Industrial Conglomerates – 0.2%

KOC Holding AS	8,578	41,185

Turkiye Sise ve Cam Fabrikalari AS	10,456	16,222

Total Industrial Conglomerates		57,407

Oil, Gas & Consumable Fuels – 0.1%

Turkiye Petrol Rafinerileri AS	6,592	31,918

Passenger Airlines – 0.0%

Pegasus Hava Tasimaciligi AS*	340	7,477

Wireless Telecommunication Services – 0.1%

Turkcell Iletisim Hizmetleri AS	9,478	18,003
Total Turkey		293,582
TOTAL COMMON STOCKS (Cost: $25,549,548)		29,646,461

RIGHTS – 0.0%

Brazil – 0.0%

Localiza Rent a Car SA, expiring 2/5/24*
(Cost: $0)	33	134

TOTAL INVESTMENTS IN SECURITIES – 100.4% (Cost: $25,549,548)		29,646,595

Other Assets less Liabilities – (0.4)%		(125,167)

NET ASSETS – 100.0%		$29,521,428
*	Non-income producing security.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	1/2/2024	3,442	USD	63,900	ZAR	$—	$(52)

See Notes to Financial Statements.

62	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-China Fund (XC)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$29,646,461	$—	$—	$29,646,461
Rights	134	—	—	134
Total Investments in Securities	$29,646,595	$—	$—	$29,646,595
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(52)	$—	$(52)
Total – Net	$29,646,595	$(52)	$—	$29,646,543
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	63

Schedule of Investments (unaudited)

WisdomTree International ESG Fund (RESD)

December 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.1%

Australia – 4.5%

Aristocrat Leisure Ltd.	1,108	$30,862

BlueScope Steel Ltd.	2,083	33,259

Brambles Ltd.(a)	9,451	87,705

Cochlear Ltd.	76	15,489

Computershare Ltd.	707	11,766

Fortescue Ltd.	2,784	55,128

Medibank Pvt Ltd.	4,533	11,011

Pilbara Minerals Ltd.(a)	3,562	9,601

Qantas Airways Ltd.*	4,967	18,200

QBE Insurance Group Ltd.	5,736	57,966

Reece Ltd.(a)	969	14,804

Sonic Healthcare Ltd.(a)	971	21,255

Suncorp Group Ltd.	3,361	31,763

Transurban Group	7,039	65,850

Wesfarmers Ltd.	1,456	56,669

Total Australia		521,328

Belgium – 0.9%

Elia Group SA	105	13,142

KBC Group NV	622	40,346

UCB SA	379	33,032

Umicore SA	787	21,647

Total Belgium		108,167

China – 0.3%

SITC International Holdings Co. Ltd.	9,000	15,537

Wilmar International Ltd.	7,600	20,568

Total China		36,105

Denmark – 1.1%

AP Moller – Maersk AS, Class B	12	21,587

Chr Hansen Holding AS	376	31,547

Danske Bank AS	575	15,371

Novozymes AS, Class B	616	33,875

Pandora AS	107	14,797

Rockwool AS, Class B	51	14,933

Total Denmark		132,110

Finland – 1.3%

Metso OYJ	3,481	35,261

Nokia OYJ	12,371	41,708

Nordea Bank Abp	4,183	51,767

Orion OYJ, Class B	669	29,021

Total Finland		157,757

France – 8.1%

AXA SA	1,658	54,011

Bouygues SA	1,563	58,911

Capgemini SE	242	50,458

Cie Generale des Etablissements Michelin SCA	1,093	39,192

Covivio SA	540	29,038

Danone SA	930	60,283

Getlink SE	3,510	64,228

Ipsen SA	449	53,517

Klepierre SA	1,211	33,015

La Francaise des Jeux SAEM(b)	1,112	40,340

Legrand SA	399	41,475

Orange SA	6,203	70,605

Pernod Ricard SA	383	67,587

Sanofi SA	1,354	134,254

SEB SA	148	18,474

Sodexo SA	797	87,706

Valeo SE	2,194	33,724

Worldline SA*(b)	878	15,198

Total France		952,016

Germany – 9.4%

Allianz SE, Registered Shares	408	109,046

Bayerische Motoren Werke AG	779	86,723

Bechtle AG	258	12,936

Beiersdorf AG	375	56,213

Brenntag SE	158	14,525

Commerzbank AG	1,128	13,407

Deutsche Boerse AG	250	51,504

Deutsche Post AG, Registered Shares	1,986	98,405

Deutsche Telekom AG, Registered Shares	2,307	55,428

Fresenius Medical Care AG	401	16,815

GEA Group AG	996	41,468

Hannover Rueck SE	167	39,902

Heidelberg Materials AG	835	74,658

Merck KGaA	337	53,644

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	299	123,892

SAP SE	1,159	178,575

Talanx AG	439	31,351

Telefonica Deutschland Holding AG	10,396	27,010

Wacker Chemie AG	117	14,773

Total Germany		1,100,275

Hong Kong – 1.3%

CK Asset Holdings Ltd.	2,500	12,550

Hang Lung Properties Ltd.	21,000	29,260

Hong Kong Exchanges & Clearing Ltd.	1,700	58,346

Hongkong Land Holdings Ltd.	3,500	12,180

Sun Hung Kai Properties Ltd.	1,500	16,223

Techtronic Industries Co. Ltd.	1,000	11,917

WH Group Ltd.(b)	16,500	10,650

Total Hong Kong		151,126

Ireland – 0.9%

AerCap Holdings NV*	190	14,121

AIB Group PLC	4,420	18,944

Bank of Ireland Group PLC	1,334	12,110

CRH PLC	825	56,898

Total Ireland		102,073

Israel – 0.4%

Check Point Software Technologies Ltd.*	225	34,378

Teva Pharmaceutical Industries Ltd., ADR*	1,176	12,277

Total Israel		46,655

Italy – 2.7%

Assicurazioni Generali SpA	2,170	45,796

Ferrari NV	95	32,028

See Notes to Financial Statements.

64	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

December 31, 2023

Investments	Shares	Value

Poste Italiane SpA(b)	4,737	$53,766

Recordati Industria Chimica & Farmaceutica SpA	252	13,593

Telecom Italia SpA*(a)	104,150	33,848

Terna – Rete Elettrica Nazionale	9,459	78,931

UniCredit SpA	2,087	56,632

Total Italy		314,594

Japan – 24.3%

AGC, Inc.(a)	900	33,426

Aisin Corp.	300	10,497

Ajinomoto Co., Inc.	2,400	92,609

Asahi Group Holdings Ltd.	1,100	41,026

Asahi Kasei Corp.	3,600	26,531

Astellas Pharma, Inc.	3,900	46,641

Azbil Corp.	500	16,548

Bridgestone Corp.(a)	700	28,997

Canon, Inc.(a)	2,300	59,058

Chugai Pharmaceutical Co. Ltd.	1,200	45,470

Dai-ichi Life Holdings, Inc.	2,000	42,446

Daiichi Sankyo Co. Ltd.	2,000	54,930

Daito Trust Construction Co. Ltd.	100	11,597

Daiwa House Industry Co. Ltd.	1,400	42,423

Daiwa Securities Group, Inc.	8,200	55,204

Dentsu Group, Inc.(a)	400	10,265

Fuji Electric Co. Ltd.	1,100	47,354

FUJIFILM Holdings Corp.	500	30,050

Fujitsu Ltd.	500	75,454

Hulic Co. Ltd.(a)	1,400	14,662

Kajima Corp.	1,500	25,073

Kao Corp.(a)	1,000	41,141

KDDI Corp.	1,700	54,094

Kirin Holdings Co. Ltd.(a)	1,900	27,844

Kyowa Kirin Co. Ltd.	1,100	18,492

Lixil Corp.	2,000	24,975

Mazda Motor Corp.	5,100	55,113

McDonald’s Holdings Co. Japan Ltd.(a)	500	21,670

MEIJI Holdings Co. Ltd.	1,100	26,131

Mitsubishi Chemical Group Corp.	3,400	20,837

Mitsubishi UFJ Financial Group, Inc.	10,300	88,512

Mitsui Chemicals, Inc.	1,100	32,630

Mizuho Financial Group, Inc.	3,700	63,316

MS&AD Insurance Group Holdings, Inc.	1,500	59,008

NGK Insulators Ltd.	1,100	13,151

Nintendo Co. Ltd.	600	31,319

Nippon Express Holdings, Inc.	300	17,054

Nippon Telegraph & Telephone Corp.	60,900	74,430

Nissin Foods Holdings Co. Ltd.	300	10,472

Nitto Denko Corp.	600	44,900

Nomura Real Estate Holdings, Inc.	500	13,154

Nomura Research Institute Ltd.	1,600	46,543

NTT Data Group Corp.	1,900	26,941

Obayashi Corp.	6,600	57,115

Olympus Corp.	1,800	26,053

Ono Pharmaceutical Co. Ltd.	1,400	24,985

Oracle Corp.	200	15,421

Otsuka Corp.	300	12,370

Otsuka Holdings Co. Ltd.	500	18,758

Panasonic Holdings Corp.	2,900	28,726

Recruit Holdings Co. Ltd.	1,200	50,756

Renesas Electronics Corp.*	1,500	27,121

SCSK Corp.	2,200	43,632

Secom Co. Ltd.	700	50,422

Seiko Epson Corp.	1,800	26,946

Sekisui Chemical Co. Ltd.	2,400	34,601

Sekisui House Ltd.	2,100	46,653

SG Holdings Co. Ltd.	900	12,921

Shimizu Corp.	2,100	13,951

Shin-Etsu Chemical Co. Ltd.	1,500	62,956

Shionogi & Co. Ltd.	300	14,466

SoftBank Corp.	2,800	34,945

Sompo Holdings, Inc.	900	44,023

SUMCO Corp.(a)	1,100	16,498

Sumitomo Electric Industries Ltd.	1,900	24,198

Suntory Beverage & Food Ltd.	800	26,387

Suzuki Motor Corp.	300	12,838

Sysmex Corp.	600	33,443

Taisei Corp.	600	20,522

Takeda Pharmaceutical Co. Ltd.	2,000	57,512

TIS, Inc.	900	19,835

Tokio Marine Holdings, Inc.	3,200	80,102

Tokyo Electron Ltd.	800	143,311

Tosoh Corp.	900	11,497

TOTO Ltd.	1,200	31,605

USS Co. Ltd.	700	14,081

Yamaha Motor Co. Ltd.(a)	4,800	42,883

Yamato Holdings Co. Ltd.	900	16,633

Yokogawa Electric Corp.	1,200	22,888

Total Japan		2,843,042

Jordan – 0.1%

Hikma Pharmaceuticals PLC	630	14,368

Netherlands – 4.2%

ABN AMRO Bank NV, CVA(b)	3,447	51,747

ASR Nederland NV	779	36,744

Euronext NV(b)	391	33,970

Heineken Holding NV	638	53,985

Heineken NV	621	63,070

ING Groep NV, Series N	3,031	45,288

Koninklijke KPN NV	21,115	72,726

Randstad NV	847	53,070

Wolters Kluwer NV	597	84,875

Total Netherlands		495,475

Norway – 0.7%

Gjensidige Forsikring ASA	694	12,813

Orkla ASA	3,875	30,082

Telenor ASA	3,179	36,499

Total Norway		79,394

Singapore – 1.3%

DBS Group Holdings Ltd.	2,300	58,254

Genting Singapore Ltd.	49,500	37,526

Keppel Corp. Ltd.	4,700	25,191

Oversea-Chinese Banking Corp. Ltd.	2,300	22,667

Singapore Exchange Ltd.	1,600	11,923

Total Singapore		155,561

See Notes to Financial Statements.

WisdomTree Trust	65

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

December 31, 2023

Investments	Shares	Value

Spain – 4.8%

Banco Bilbao Vizcaya Argentaria SA	12,984	$117,984

Banco Santander SA	16,864	70,407

Corp. ACCIONA Energias Renovables SA	1,541	47,800

Iberdrola SA	9,536	125,038

Industria de Diseno Textil SA	2,830	123,264

Redeia Corp. SA	2,271	37,404

Telefonica SA	10,631	41,502

Total Spain		563,399

Sweden – 3.4%

Alfa Laval AB	271	10,848

Atlas Copco AB, Class A	2,743	47,237

Essity AB, Class B	1,414	35,077

H & M Hennes & Mauritz AB, Class B(a)	2,079	36,436

Sandvik AB	1,982	42,894

Skandinaviska Enskilda Banken AB, Class A	2,463	33,922

Svenska Handelsbanken AB, Class A	3,988	43,311

Swedbank AB, Class A	2,424	48,899

Swedish Orphan Biovitrum AB*	484	12,823

Tele2 AB, Class B	2,030	17,432

Telefonaktiebolaget LM Ericsson, Class B	3,610	22,607

Telia Co. AB	11,996	30,627

Volvo Car AB, Class B*	6,238	20,154

Total Sweden		402,267

Switzerland – 14.0%

ABB Ltd., Registered Shares	2,463	109,155

Clariant AG, Registered Shares	1,231	18,166

Coca-Cola HBC AG	1,669	49,042

Givaudan SA, Registered Shares	16	66,232

Helvetia Holding AG, Registered Shares	200	27,541

Holcim AG, Registered Shares	636	49,889

Kuehne & Nagel International AG, Registered Shares	204	70,242

Logitech International SA, Registered Shares	336	31,841

Nestle SA, Registered Shares	2,777	321,731

Novartis AG, Registered Shares	2,091	210,852

Roche Holding AG	576	167,328

SIG Group AG	1,431	32,899

Sonova Holding AG, Registered Shares	86	28,038

STMicroelectronics NV	1,814	90,664

Swiss Life Holding AG, Registered Shares	46	31,918

Swiss Re AG	471	52,917

Swisscom AG, Registered Shares	124	74,549

UBS Group AG, Registered Shares	2,925	90,706

Zurich Insurance Group AG	217	113,341

Total Switzerland		1,637,051

United Kingdom – 14.3%

AstraZeneca PLC	1,280	172,965

Barratt Developments PLC	9,406	67,460

Berkeley Group Holdings PLC	339	20,259

BT Group PLC	18,929	29,825

Bunzl PLC	1,408	57,258

Compass Group PLC	1,387	37,944

Diageo PLC	2,726	99,249

HSBC Holdings PLC	21,370	173,126

Informa PLC	2,468	24,578

JD Sports Fashion PLC	5,503	11,642

Kingfisher PLC	17,088	53,000

Lloyds Banking Group PLC	82,146	49,962

London Stock Exchange Group PLC	732	86,541

National Grid PLC	6,678	90,069

Next PLC	487	50,399

Pearson PLC	4,574	56,222

Reckitt Benckiser Group PLC	1,049	72,480

RELX PLC	3,091	122,547

Sage Group PLC	780	11,659

SSE PLC	2,715	64,238

Taylor Wimpey PLC	35,337	66,242

Unilever PLC	3,105	150,414

United Utilities Group PLC	2,478	33,469

Vodafone Group PLC	29,219	25,537

Whitbread PLC	985	45,907

Total United Kingdom		1,672,992

United States – 1.1%

GSK PLC	4,310	79,679

Stellantis NV	2,198	51,353

Total United States		131,032
TOTAL COMMON STOCKS (Cost: $10,286,440)		11,616,787

PREFERRED STOCK – 0.5%

Germany – 0.5%

Henkel AG & Co. KGaA (Cost: $53,529)	704	56,661

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%

United States – 0.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c) (Cost: $41,379)	41,379	41,379

TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $10,381,348)		11,714,827

Other Assets less Liabilities – 0.1%		9,079

NET ASSETS – 100.0%		$11,723,906
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at December 31, 2023 (See Note 2). At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $317,081 and the total market value of the collateral held by the Fund was $341,758. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $300,379.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2023.

See Notes to Financial Statements.

66	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International ESG Fund (RESD)

December 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation		Unrealized Depreciation
Bank of America NA	1/3/2024	13,500	HKD	1,566	EUR	$0	^	$—
Goldman Sachs	1/3/2024	49,000	NOK	4,372	EUR	—		(4)
Goldman Sachs	1/3/2024	49,500	SEK	4,445	EUR	1		—
HSBC Holdings PLC	1/4/2024	1,215,300	JPY	7,805	EUR	—		(1)
JP Morgan Chase Bank NA	1/3/2024	6,300	AUD	3,888	EUR	4		—
JP Morgan Chase Bank NA	1/3/2024	7,177	USD	6,500	EUR	—		(3)
Morgan Stanley & Co. International	1/3/2024	9,950	GBP	11,487	EUR	—		(5)
Standard Chartered Bank	1/3/2024	6,500	SGD	4,461	EUR	0	^	—
UBS AG	1/4/2024	3,650	CHF	3,930	EUR	—		(5)
						$5		$(18)
^	Amount represents less than $1.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 – Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$11,616,787	$—	$—	$11,616,787
Preferred Stock	56,661	—	—	56,661
Investment of Cash Collateral for Securities Loaned	—	41,379	—	41,379
Total Investments in Securities	$11,673,448	$41,379	$—	$11,714,827
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$5	$—	$5
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(18)	$—	$(18)
Total – Net	$11,673,448	$41,366	$—	$11,714,814
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	67

Schedule of Investments (unaudited)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2023

Investments	Principal Amount	Value
CORPORATE BONDS – 98.2%
Canada – 0.2%

Barrick North America Finance LLC 5.75%, 5/1/43	$8,000	$8,585

Canadian Pacific Railway Co. 4.70%, 5/1/48	7,000	6,391

Total Canada		14,976

Germany – 1.1%

Deutsche Bank AG 4.10%, 1/13/26	100,000	97,524

Switzerland – 0.2%

Novartis Capital Corp. 3.00%, 11/20/25	17,000	16,547

United Kingdom – 1.3%

BAT Capital Corp. 4.70%, 4/2/27	36,000	35,658
2.26%, 3/25/28	21,000	18,799
4.39%, 8/15/37	6,000	5,041
4.54%, 8/15/47	24,000	18,500
4.76%, 9/6/49	7,000	5,568

GlaxoSmithKline Capital, Inc. 6.38%, 5/15/38	5,000	5,822

RELX Capital, Inc. 4.00%, 3/18/29	5,000	4,918

Reynolds American, Inc. 5.85%, 8/15/45	30,000	28,325

Total United Kingdom		122,631

United States – 95.4%

3M Co. 3.38%, 3/1/29(a)	7,000	6,561
3.13%, 9/19/46(a)	9,000	6,605

Abbott Laboratories 2.95%, 3/15/25	15,000	14,701

AbbVie, Inc. 3.80%, 3/15/25	53,000	52,336
3.60%, 5/14/25	13,000	12,772
4.25%, 11/14/28	54,000	53,774
3.20%, 11/21/29	7,000	6,545
4.50%, 5/14/35	14,000	13,706
4.88%, 11/14/48	8,000	7,837
4.25%, 11/21/49(a)	10,000	8,931

Aetna, Inc. 6.63%, 6/15/36	6,000	6,731

Alexandria Real Estate Equities, Inc. 3.95%, 1/15/28	20,000	19,191
1.88%, 2/1/33	12,000	9,369

Allstate Corp. 3.85%, 8/10/49	11,000	8,909

Ally Financial, Inc. 7.10%, 11/15/27(a)	77,000	80,372
2.20%, 11/2/28(a)	6,000	5,137

Altria Group, Inc. 4.80%, 2/14/29(a)	18,000	17,972
5.80%, 2/14/39	19,000	19,439
5.95%, 2/14/49(a)	20,000	20,410

Amazon.com, Inc. 3.45%, 4/13/29	18,000	17,451
4.25%, 8/22/57	7,000	6,463
2.70%, 6/3/60	9,000	5,982

Amcor Finance USA, Inc. 3.63%, 4/28/26	6,000	5,803

Ameren Corp. 3.50%, 1/15/31	14,000	12,783

American Electric Power Co., Inc. 4.30%, 12/1/28, Series J	9,000	8,807

American Express Co. 3.63%, 12/5/24	9,000	8,852
6.34%, 10/30/26, (6.338% fixed rate until 10/30/25; Secured Overnight Financing Rate + 1.33% thereafter)(b)	42,000	42,860

American Honda Finance Corp. 1.30%, 9/9/26	49,000	45,047

American International Group, Inc. 4.38%, 6/30/50	10,000	8,968

American Water Capital Corp. 4.30%, 12/1/42	10,000	9,056

Amgen, Inc. 5.15%, 3/2/28	26,000	26,596
5.25%, 3/2/33	26,000	26,662
5.60%, 3/2/43	22,000	22,782
4.66%, 6/15/51	70,000	63,864
5.65%, 3/2/53	9,000	9,494

Amphenol Corp. 2.80%, 2/15/30	20,000	18,237

Aon Corp./Aon Global Holdings PLC 2.05%, 8/23/31	11,000	9,000

Apple, Inc. 1.65%, 2/8/31	6,000	5,062
3.85%, 5/4/43	7,000	6,240
4.65%, 2/23/46	9,000	8,902

Arizona Public Service Co. 6.35%, 12/15/32	9,000	9,793

Atmos Energy Corp. 1.50%, 1/15/31	9,000	7,345

AutoZone, Inc. 1.65%, 1/15/31	15,000	12,209

Avery Dennison Corp. 2.65%, 4/30/30	10,000	8,858

Bank of America Corp. 4.20%, 8/26/24	9,000	8,916
4.45%, 3/3/26	24,000	23,740
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(b)	32,000	29,330
3.25%, 10/21/27	10,000	9,526
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(b)	38,000	35,790
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month Secured Overnight Financing Rate + 1.442% thereafter)(b)	158,000	143,379

See Notes to Financial Statements.

68	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2023

Investments	Principal Amount	Value
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month Secured Overnight Financing Rate + 1.252% thereafter)(b)	$27,000	$23,224
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(b)	140,000	120,756
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(b)	48,000	39,265
4.57%, 4/27/33, (4.571% fixed rate until 4/27/32; Secured Overnight Financing Rate + 1.83% thereafter)(b)	10,000	9,549
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(b)	2,000	1,980
3.85%, 3/8/37, (3.846% fixed rate until 3/8/32; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(b)	5,000	4,399

Bank of New York Mellon Corp. 2.45%, 8/17/26	10,000	9,448
3.30%, 8/23/29	20,000	18,743

Becton Dickinson & Co. 3.79%, 5/20/50(a)	25,000	20,429

Berkshire Hathaway Energy Co. 6.13%, 4/1/36	15,000	16,286

Berkshire Hathaway Finance Corp. 3.85%, 3/15/52	5,000	4,201

Biogen, Inc. 3.15%, 5/1/50	13,000	9,136

Booking Holdings, Inc. 3.55%, 3/15/28	5,000	4,832

BorgWarner, Inc. 4.38%, 3/15/45	9,000	7,456

Boston Scientific Corp. 4.70%, 3/1/49(a)	10,000	9,650

BP Capital Markets America, Inc. 4.23%, 11/6/28	27,000	26,869

Brighthouse Financial, Inc. 5.63%, 5/15/30(a)	9,000	9,140
4.70%, 6/22/47	4,000	3,186

Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/27	11,000	10,740

Broadcom, Inc. 2.45%, 2/15/31(c)	26,000	22,264
4.30%, 11/15/32	18,000	17,280
3.42%, 4/15/33(c)	72,000	63,325
3.47%, 4/15/34(c)	21,000	18,292

Broadridge Financial Solutions, Inc. 3.40%, 6/27/26	136,000	131,263

Brown & Brown, Inc. 4.20%, 3/17/32	11,000	10,084

Burlington Northern Santa Fe LLC 5.05%, 3/1/41	6,000	6,031
5.40%, 6/1/41	25,000	26,292

Campbell Soup Co. 2.38%, 4/24/30	20,000	17,350

Capital One Financial Corp. 3.75%, 7/28/26	42,000	40,283
3.80%, 1/31/28	17,000	16,160
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(b)	44,000	44,081

Carrier Global Corp. 3.38%, 4/5/40	17,000	13,708

Caterpillar, Inc. 2.60%, 4/9/30	29,000	26,407

Celanese U.S. Holdings LLC 6.05%, 3/15/25	5,000	5,030
6.17%, 7/15/27	10,000	10,261
6.33%, 7/15/29	25,000	26,256

Cencora, Inc. 2.80%, 5/15/30	15,000	13,466

CF Industries, Inc. 4.95%, 6/1/43	10,000	9,194

Charles Schwab Corp. 1.15%, 5/13/26	132,000	121,092

Chubb Corp. 6.50%, 5/15/38, Series 1	7,000	8,128

Cigna Group 4.50%, 2/25/26	62,000	61,599
4.38%, 10/15/28	14,000	13,893
5.40%, 3/15/33(a)	20,000	20,829
4.90%, 12/15/48	10,000	9,533
3.40%, 3/15/51(a)	12,000	8,918

Cisco Systems, Inc. 5.50%, 1/15/40	6,000	6,403

Citigroup, Inc. 5.50%, 9/13/25	21,000	21,123
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(b)	45,000	43,768
4.30%, 11/20/26	17,000	16,674
4.45%, 9/29/27	21,000	20,532
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month Secured Overnight Financing Rate + 1.825% thereafter)(b)	12,000	11,619
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(b)	37,000	35,656
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(b)	27,000	25,876
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(b)	22,000	18,369
6.63%, 6/15/32	19,000	20,695
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(b)	27,000	23,084
6.27%, 11/17/33, (6.27% fixed rate until 11/17/32; Secured Overnight Financing Rate + 2.338% thereafter)(b)	25,000	26,771

Citizens Financial Group, Inc. 3.25%, 4/30/30	41,000	36,069

See Notes to Financial Statements.

WisdomTree Trust	69

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2023

Investments	Principal Amount	Value

Clorox Co. 4.60%, 5/1/32	$9,000	$8,983

CNA Financial Corp. 4.50%, 3/1/26	9,000	8,912

Coca-Cola Co. 2.25%, 1/5/32(a)	5,000	4,371
3.00%, 3/5/51	16,000	12,115

Comcast Corp. 3.38%, 8/15/25	45,000	44,005
3.15%, 2/15/28	47,000	44,831
4.15%, 10/15/28	9,000	8,883
4.25%, 10/15/30	12,000	11,838
1.50%, 2/15/31	51,000	41,635
4.25%, 1/15/33	21,000	20,418
2.94%, 11/1/56	35,000	23,096

Commonwealth Edison Co. 3.65%, 6/15/46	30,000	23,837

Conagra Brands, Inc. 7.00%, 10/1/28	9,000	9,710

Connecticut Light & Power Co. 4.30%, 4/15/44	31,000	27,568

ConocoPhillips Co. 4.03%, 3/15/62	11,000	8,997

Consolidated Edison Co. of New York, Inc. 6.75%, 4/1/38, Series 08-B	17,000	19,540
4.50%, 5/15/58	21,000	18,311
3.60%, 6/15/61	6,000	4,541

Continental Resources, Inc. 4.38%, 1/15/28	40,000	38,761

Corebridge Financial, Inc.
6.88%, 12/15/52, (6.875% fixed rate until 9/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(b)	27,000	26,963

Corning, Inc. 5.45%, 11/15/79	11,000	10,657

CSX Corp. 6.00%, 10/1/36	7,000	7,705
4.25%, 11/1/66	8,000	6,858

CubeSmart LP 2.50%, 2/15/32	11,000	9,164

CVS Health Corp. 3.38%, 8/12/24	8,000	7,890
3.88%, 7/20/25	22,000	21,618
4.30%, 3/25/28	9,000	8,854
4.78%, 3/25/38	88,000	83,343
5.13%, 7/20/45	7,000	6,642
5.05%, 3/25/48	14,000	13,150

Dell International LLC/EMC Corp. 6.02%, 6/15/26	13,000	13,314
5.30%, 10/1/29(a)	14,000	14,432
3.38%, 12/15/41	8,000	6,078

Devon Energy Corp. 4.50%, 1/15/30(a)	47,000	45,217

Diamondback Energy, Inc. 6.25%, 3/15/33(a)	25,000	26,784
4.25%, 3/15/52	6,000	4,856

Discover Financial Services 3.95%, 11/6/24	17,000	16,708
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(b)	16,000	17,810

Dollar General Corp. 3.88%, 4/15/27	45,000	43,658

Dow Chemical Co. 7.38%, 11/1/29	23,000	26,003
2.10%, 11/15/30	29,000	24,846

DTE Electric Co. 3.00%, 3/1/32, Series A	10,000	8,889

Duke Energy Carolinas LLC 6.05%, 4/15/38	10,000	10,888

Duke Energy Corp. 2.65%, 9/1/26	15,000	14,243

Duke Energy Florida LLC 4.20%, 7/15/48	7,000	6,094

Duke Energy Progress LLC 3.70%, 10/15/46	58,000	45,579
4.00%, 4/1/52	10,000	8,316

Eastern Gas Transmission & Storage, Inc. 4.80%, 11/1/43	5,000	4,563

eBay, Inc. 4.00%, 7/15/42	17,000	14,181

Ecolab, Inc. 4.80%, 3/24/30	17,000	17,488

Elevance Health, Inc. 3.65%, 12/1/27	17,000	16,505
4.65%, 1/15/43	8,000	7,424
4.55%, 5/15/52	10,000	9,160
5.13%, 2/15/53	18,000	18,072

Energy Transfer LP 6.63%, 10/15/36	20,000	21,596

Entergy Corp. 2.95%, 9/1/26	23,000	21,881

Entergy Louisiana LLC 4.00%, 3/15/33	24,000	22,432

Enterprise Products Operating LLC 2.80%, 1/31/30	21,000	19,037
4.85%, 3/15/44	19,000	18,328
4.80%, 2/1/49	20,000	19,026
3.95%, 1/31/60	10,000	8,172

ERP Operating LP 1.85%, 8/1/31	22,000	18,110

Essential Utilities, Inc. 4.28%, 5/1/49	11,000	9,200

Essex Portfolio LP 2.65%, 3/15/32	10,000	8,390

Evergy, Inc. 2.90%, 9/15/29	7,000	6,347

Exelon Corp. 4.45%, 4/15/46	7,000	6,104
4.10%, 3/15/52	5,000	4,072

Extra Space Storage LP 2.40%, 10/15/31	11,000	9,078
2.35%, 3/15/32	17,000	13,881

See Notes to Financial Statements.

70	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2023

Investments	Principal Amount	Value

Exxon Mobil Corp. 2.02%, 8/16/24	$6,000	$5,891
2.71%, 3/6/25	9,000	8,797
4.33%, 3/19/50(a)	19,000	17,381
3.45%, 4/15/51(a)	6,000	4,727

FedEx Corp. 4.20%, 10/17/28	19,000	18,707

Fifth Third Bancorp 8.25%, 3/1/38	7,000	8,297

Fiserv, Inc. 2.75%, 7/1/24	19,000	18,717

Flex Ltd. 4.75%, 6/15/25	10,000	9,879

Fortune Brands Innovations, Inc. 4.00%, 3/25/32	10,000	9,340

Fox Corp. 3.50%, 4/8/30(a)	31,000	28,624

General Dynamics Corp. 4.25%, 4/1/40	10,000	9,367

General Electric Co. 6.88%, 1/10/39, Series A	10,000	12,171

General Mills, Inc. 4.00%, 4/17/25	12,000	11,857
4.20%, 4/17/28	9,000	8,885
5.50%, 10/17/28	17,000	17,633

Georgia Power Co. 2.20%, 9/15/24, Series A	24,000	23,438
5.13%, 5/15/52	9,000	8,958

Gilead Sciences, Inc. 4.60%, 9/1/35	10,000	9,898
4.15%, 3/1/47	21,000	18,349

Global Payments, Inc. 2.90%, 5/15/30	18,000	15,835

Goldman Sachs Group, Inc. 3.50%, 4/1/25	45,000	44,053
1.54%, 9/10/27, (1.542% fixed rate until 9/10/26; Secured Overnight Financing Rate + 0.818% thereafter)(b)	50,000	45,394
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(b)	46,000	44,510
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(b)	53,000	45,537
6.75%, 10/1/37	40,000	44,172

Halliburton Co. 2.92%, 3/1/30(a)	29,000	26,132

Hartford Financial Services Group, Inc. 6.10%, 10/1/41	7,000	7,509

Hasbro, Inc. 3.50%, 9/15/27	10,000	9,436

HCA, Inc. 4.50%, 2/15/27	9,000	8,909
4.13%, 6/15/29	140,000	134,051
5.25%, 6/15/49	16,000	14,937

Healthpeak OP LLC 3.50%, 7/15/29	16,000	14,948

Home Depot, Inc. 4.88%, 2/15/44	9,000	8,937
4.40%, 3/15/45	8,000	7,449
4.50%, 12/6/48	9,000	8,515

Honeywell International, Inc. 5.70%, 3/15/37	17,000	18,658

HP, Inc. 2.65%, 6/17/31	22,000	18,764
6.00%, 9/15/41	12,000	12,695

Humana, Inc. 3.13%, 8/15/29	15,000	13,933

Huntington Bancshares, Inc. 2.55%, 2/4/30	10,000	8,572

Indiana Michigan Power Co. 4.55%, 3/15/46, Series K	40,000	35,939

Intel Corp. 2.00%, 8/12/31	6,000	5,075
4.90%, 8/5/52	30,000	29,468
4.95%, 3/25/60	8,000	7,941

Intercontinental Exchange, Inc. 4.60%, 3/15/33	15,000	14,990
3.00%, 6/15/50	13,000	9,338

International Paper Co. 5.00%, 9/15/35	11,000	11,024
4.80%, 6/15/44	3,000	2,772

Interpublic Group of Cos., Inc. 4.65%, 10/1/28	11,000	10,895

J M Smucker Co. 5.90%, 11/15/28	25,000	26,337
4.25%, 3/15/35	7,000	6,530

Jabil, Inc. 3.00%, 1/15/31	10,000	8,673

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 6.50%, 12/1/52	20,000	20,108

Jefferies Financial Group, Inc. 4.85%, 1/15/27	25,000	24,924

John Deere Capital Corp. 2.45%, 1/9/30	30,000	27,086

Johnson & Johnson 4.38%, 12/5/33	6,000	6,173

Johnson Controls International PLC 3.90%, 2/14/26	22,000	21,512

JPMorgan Chase & Co.
4.08%, 4/26/26, (4.08% fixed rate until 4/26/25; Secured Overnight Financing Rate + 1.32% thereafter)(b)	133,000	130,932
3.63%, 12/1/27	25,000	24,002
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(b)	23,000	22,639
4.57%, 6/14/30, (4.565% fixed rate until 6/14/29; Secured Overnight Financing Rate + 1.75% thereafter)(b)	18,000	17,618
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; 3-month Secured Overnight Financing Rate + 3.79% thereafter)(b)	23,000	22,451

See Notes to Financial Statements.

WisdomTree Trust	71

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2023

Investments	Principal Amount	Value
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(b)	$26,000	$22,019
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(b)	3,000	2,969
5.72%, 9/14/33, (5.717% fixed rate until 9/14/32; Secured Overnight Financing Rate + 2.58% thereafter)(b)	34,000	35,192
6.40%, 5/15/38	11,000	12,624
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(b)	12,000	8,514

Kellanova 4.50%, 4/1/46	10,000	8,983

Keurig Dr. Pepper, Inc. 4.05%, 4/15/32	7,000	6,742
4.50%, 4/15/52	21,000	19,270

KeyCorp 2.55%, 10/1/29	10,000	8,512

Kilroy Realty LP 4.38%, 10/1/25	17,000	16,569

Kimberly-Clark Corp. 2.88%, 2/7/50	7,000	5,062

Kimco Realty OP LLC 2.80%, 10/1/26	22,000	20,757

KLA Corp. 3.30%, 3/1/50	7,000	5,367

Kraft Heinz Foods Co. 6.50%, 2/9/40	24,000	26,991
4.38%, 6/1/46	10,000	8,766

Kroger Co. 5.15%, 8/1/43	2,000	1,929
4.45%, 2/1/47	8,000	7,102

L3Harris Technologies, Inc. 5.05%, 4/27/45	5,000	4,954

Laboratory Corp. of America Holdings 1.55%, 6/1/26	6,000	5,546

Lam Research Corp. 3.80%, 3/15/25	4,000	3,951

Lear Corp. 3.50%, 5/30/30	10,000	8,968

Leidos, Inc. 4.38%, 5/15/30	10,000	9,577

Lincoln National Corp. 3.80%, 3/1/28	13,000	12,496

Lockheed Martin Corp. 4.50%, 5/15/36	10,000	9,920

Louisville Gas & Electric Co. 5.45%, 4/15/33, Series LOU	17,000	17,747

Lowe’s Cos., Inc. 4.05%, 5/3/47	28,000	23,146
4.45%, 4/1/62	20,000	16,974

LYB International Finance III LLC 4.20%, 5/1/50	10,000	8,005

Magellan Midstream Partners LP 5.15%, 10/15/43	10,000	9,410

Marathon Petroleum Corp. 6.50%, 3/1/41	17,000	18,341

Markel Group, Inc. 5.00%, 5/20/49	10,000	9,316

Marriott International, Inc. 5.75%, 5/1/25, Series EE	152,000	153,002

Marsh & McLennan Cos., Inc. 2.90%, 12/15/51	6,000	4,056

Martin Marietta Materials, Inc. 2.40%, 7/15/31	32,000	27,296

McDonald’s Corp. 4.80%, 8/14/28	26,000	26,494
6.30%, 3/1/38, Series I	8,000	9,112
4.60%, 5/26/45	5,000	4,723

Merck & Co., Inc. 4.00%, 3/7/49	6,000	5,309

MetLife, Inc. 4.60%, 5/13/46	16,000	15,270

Microchip Technology, Inc. 0.98%, 9/1/24	10,000	9,693

Micron Technology, Inc. 5.33%, 2/6/29	12,000	12,248
5.88%, 2/9/33	18,000	18,799

Microsoft Corp. 2.92%, 3/17/52	12,000	8,859

MidAmerican Energy Co. 3.65%, 8/1/48	5,000	3,999

Mondelez International, Inc. 2.75%, 4/13/30	9,000	8,141

Moody’s Corp. 5.25%, 7/15/44	10,000	10,214

Morgan Stanley 5.00%, 11/24/25	24,000	23,990
3.95%, 4/23/27	156,000	151,520
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.89% thereafter)(b)	21,000	20,465
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(b)	23,000	18,805
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(b)	27,000	22,987
5.25%, 4/21/34, (5.25% fixed rate until 4/21/33; Secured Overnight Financing Rate + 1.87% thereafter)(b)	54,000	54,040
5.30%, 4/20/37, (5.297% fixed rate until 4/20/32; Secured Overnight Financing Rate + 2.62% thereafter)(b)	19,000	18,506

Mosaic Co. 5.45%, 11/15/33	10,000	10,213

Motorola Solutions, Inc. 4.60%, 5/23/29	11,000	10,940

MPLX LP 4.00%, 3/15/28	27,000	26,091
2.65%, 8/15/30	31,000	26,794

Newmont Corp. 2.25%, 10/1/30	52,000	44,999

See Notes to Financial Statements.

72	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2023

Investments	Principal Amount	Value

NextEra Energy Capital Holdings, Inc. 6.05%, 3/1/25	$21,000	$21,202
3.55%, 5/1/27	17,000	16,396
2.25%, 6/1/30	7,000	5,994
5.05%, 2/28/33	17,000	17,102
3.00%, 1/15/52	13,000	8,759
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; Secured Overnight Financing Rate + 2.622% thereafter)(b)	6,000	5,213

NIKE, Inc. 3.38%, 11/1/46	23,000	18,607

Norfolk Southern Corp. 3.70%, 3/15/53	28,000	22,280

Northrop Grumman Corp. 4.03%, 10/15/47	5,000	4,303
5.25%, 5/1/50	8,000	8,261

Nucor Corp. 2.70%, 6/1/30	15,000	13,602

O’Reilly Automotive, Inc. 3.60%, 9/1/27	6,000	5,788
4.35%, 6/1/28	17,000	16,911

Old Republic International Corp. 3.88%, 8/26/26	23,000	22,184

Omnicom Group, Inc. 4.20%, 6/1/30	45,000	43,659

Oracle Corp. 2.65%, 7/15/26	25,000	23,720
3.25%, 11/15/27	28,000	26,610
2.88%, 3/25/31	41,000	36,344
6.25%, 11/9/32	25,000	27,227
4.30%, 7/8/34	3,000	2,803
3.85%, 7/15/36	10,000	8,736
5.38%, 7/15/40	22,000	21,681
4.38%, 5/15/55	14,000	11,650
3.85%, 4/1/60	51,000	37,168
4.10%, 3/25/61	13,000	9,952

Otis Worldwide Corp. 3.11%, 2/15/40	31,000	24,889

Ovintiv, Inc. 7.20%, 11/1/31	16,000	17,447

Owens Corning 4.30%, 7/15/47	7,000	6,184

PacifiCorp 6.00%, 1/15/39	36,000	37,820

Paramount Global 7.88%, 7/30/30	29,000	31,449

Parker-Hannifin Corp. 4.45%, 11/21/44	6,000	5,473

PepsiCo, Inc. 1.95%, 10/21/31	6,000	5,096
2.75%, 10/21/51	6,000	4,277

Pfizer, Inc. 4.10%, 9/15/38	11,000	10,142
7.20%, 3/15/39	18,000	22,356

Philip Morris International, Inc. 2.75%, 2/25/26	15,000	14,384
3.13%, 8/17/27	10,000	9,528
3.13%, 3/2/28	8,000	7,567
3.88%, 8/21/42	54,000	44,386

Phillips 66 3.55%, 10/1/26	14,000	13,582
5.88%, 5/1/42	9,000	9,761

Pinnacle West Capital Corp. 1.30%, 6/15/25	5,000	4,713

PNC Financial Services Group, Inc. 2.55%, 1/22/30	64,000	56,072

PPL Capital Funding, Inc. 4.13%, 4/15/30	10,000	9,535

Progress Energy, Inc. 7.75%, 3/1/31	8,000	9,252

Prologis LP 2.25%, 1/15/32	22,000	18,502

Prudential Financial, Inc.
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; Secured Overnight Financing Rate + 3.244% thereafter)(b)	45,000	44,533
3.70%, 3/13/51	11,000	8,750

Public Service Co. of Colorado 4.50%, 6/1/52, Series 39	9,000	7,910

Public Service Enterprise Group, Inc. 0.80%, 8/15/25	15,000	14,025
5.85%, 11/15/27	17,000	17,724

QUALCOMM, Inc. 4.80%, 5/20/45	9,000	8,954

Quanta Services, Inc. 2.35%, 1/15/32	6,000	4,976

Quest Diagnostics, Inc. 2.95%, 6/30/30	6,000	5,377

Republic Services, Inc. 2.90%, 7/1/26	21,000	20,191

Revvity, Inc. 0.85%, 9/15/24	18,000	17,390

Roper Technologies, Inc. 4.20%, 9/15/28	12,000	11,808

Royalty Pharma PLC 3.55%, 9/2/50	10,000	7,136

RTX Corp. 1.90%, 9/1/31	8,000	6,516
4.50%, 6/1/42	20,000	18,243
4.15%, 5/15/45	56,000	47,913
4.63%, 11/16/48	12,000	11,008

S&P Global, Inc. 2.30%, 8/15/60	7,000	4,226

Salesforce, Inc. 2.90%, 7/15/51	25,000	17,936

San Diego Gas & Electric Co. 1.70%, 10/1/30, Series VVV	16,000	13,265

Sempra 6.00%, 10/15/39	46,000	48,576

Sherwin-Williams Co. 3.80%, 8/15/49	7,000	5,652

Southern Co. 4.25%, 7/1/36	36,000	33,159
4.40%, 7/1/46	13,000	11,488

See Notes to Financial Statements.

WisdomTree Trust	73

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2023

Investments	Principal Amount	Value

Southern Co. Gas Capital Corp. 5.15%, 9/15/32	$7,000	$7,104

Southwestern Electric Power Co. 3.25%, 11/1/51	13,000	8,808

Stanley Black & Decker, Inc. 4.25%, 11/15/28	14,000	13,731

Starbucks Corp. 4.00%, 11/15/28	9,000	8,867

State Street Corp.
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(b)	10,000	8,982

Steel Dynamics, Inc. 5.00%, 12/15/26	132,000	132,697

Synchrony Financial 3.95%, 12/1/27(a)	15,000	14,083

Target Corp. 2.50%, 4/15/26	6,000	5,780
2.65%, 9/15/30	20,000	17,959

TD SYNNEX Corp. 2.38%, 8/9/28	35,000	30,800

Teledyne Technologies, Inc. 1.60%, 4/1/26	9,000	8,354

Thermo Fisher Scientific, Inc. 2.60%, 10/1/29	19,000	17,331

Toyota Motor Credit Corp. 1.90%, 9/12/31	32,000	26,707

Travelers Cos., Inc. 6.75%, 6/20/36	6,000	7,085

Truist Financial Corp.
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(b)	13,000	11,250
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.45% thereafter)(b)	58,000	62,627

Tyson Foods, Inc. 4.88%, 8/15/34	13,000	12,630

U.S. Bancorp
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(b)	59,000	60,641
3.00%, 7/30/29	13,000	11,783

Union Pacific Corp. 3.95%, 8/15/59	2,000	1,647
3.84%, 3/20/60	5,000	4,093
2.97%, 9/16/62	6,000	4,061
3.80%, 4/6/71	21,000	16,660

United Parcel Service, Inc. 6.20%, 1/15/38	30,000	34,423

UnitedHealth Group, Inc. 3.75%, 7/15/25	12,000	11,835
3.38%, 4/15/27	134,000	129,877
4.63%, 7/15/35	26,000	26,196
3.50%, 8/15/39	8,000	6,817

Valero Energy Corp. 6.63%, 6/15/37	12,000	13,185

Valero Energy Partners LP 4.50%, 3/15/28	23,000	22,633

Verizon Communications, Inc. 4.33%, 9/21/28	8,000	7,920
4.02%, 12/3/29	8,000	7,746
4.50%, 8/10/33	11,000	10,741
4.40%, 11/1/34	25,000	24,102
4.81%, 3/15/39	12,000	11,631
3.85%, 11/1/42	9,000	7,579
4.00%, 3/22/50	8,000	6,652
2.99%, 10/30/56	62,000	41,317
3.00%, 11/20/60	44,000	28,945
3.70%, 3/22/61	10,000	7,660

VMware LLC 1.40%, 8/15/26	25,000	22,875

Walmart, Inc. 4.00%, 4/11/43	15,000	13,692

Waste Connections, Inc. 3.50%, 5/1/29	19,000	18,199

Waste Management, Inc. 2.00%, 6/1/29(a)	20,000	17,825

WEC Energy Group, Inc. 1.80%, 10/15/30	12,000	9,814

Wells Fargo & Co. 3.00%, 2/19/25	20,000	19,562
3.55%, 9/29/25	19,000	18,584
4.30%, 7/22/27	23,000	22,537
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(b)	87,000	86,442
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(b)	31,000	27,126
4.90%, 7/25/33, (4.897% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.10% thereafter)(b)	14,000	13,656
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(b)	44,000	44,859
4.90%, 11/17/45	19,000	17,349

Western Midstream Operating LP 6.35%, 1/15/29	21,000	21,945

Westlake Corp. 3.38%, 8/15/61	7,000	4,539

Weyerhaeuser Co. 7.38%, 3/15/32	9,000	10,472

Willis North America, Inc. 3.88%, 9/15/49	6,000	4,652

WRKCo, Inc. 4.20%, 6/1/32	10,000	9,604

Wyeth LLC 6.50%, 2/1/34	5,000	5,654

Xcel Energy, Inc. 3.30%, 6/1/25	20,000	19,545

Xylem, Inc. 4.38%, 11/1/46	5,000	4,361

Zoetis, Inc. 3.00%, 9/12/27	8,000	7,602

Total United States		8,567,729
TOTAL CORPORATE BONDS (Cost: $9,212,716)		8,819,407

See Notes to Financial Statements.

74	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Corporate Bond Fund (WFIG)

December 31, 2023

Investments	Principal Amount	Value

U.S. GOVERNMENT OBLIGATIONS – 0.6%
U.S. Treasury Bonds – 0.4%
3.38%, 8/15/42	$34,000	$30,382
3.00%, 8/15/52	7,000	5,741
4.00%, 11/15/52	2,200	2,176

Total U.S. Treasury Bonds		38,299

U.S. Treasury Notes – 0.2%
3.13%, 8/31/29	7,000	6,728
3.88%, 9/30/29	8,000	7,989
2.75%, 8/15/32	2,000	1,833
4.13%, 11/15/32	600	610
3.50%, 2/15/33	200	194

Total U.S. Treasury Notes		17,354
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $55,821)		55,653

	Shares	Value

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.2%

United States – 2.2%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d)
(Cost: $192,168)	192,168	192,168

TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $9,460,705)		9,067,228

Other Assets less Liabilities – (1.0)%		(88,063)

NET ASSETS – 100.0%		$8,979,165
(a)

Security, or portion thereof, was on loan at December 31, 2023 (See Note 2). At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $367,085 and the total market value of the collateral held by the Fund was $381,376. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $189,208.

(b)	Rate shown reflects the accrual rate as of December 31, 2023 on securities with variable or step rates.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$8,819,407	$—	$8,819,407
U.S. Government Obligations	—	55,653	—	55,653
Investment of Cash Collateral for Securities Loaned	—	192,168	—	192,168
Total Investments in Securities	$—	$9,067,228	$—	$9,067,228

See Notes to Financial Statements.

WisdomTree Trust	75

Schedule of Investments (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2023

Investments	Principal Amount	Value

CORPORATE BONDS – 97.4%

Canada – 0.7%

Open Text Holdings, Inc. 4.13%, 2/15/30(a)	$804,000	$730,812
4.13%, 12/1/31(a)	413,000	365,324

Primo Water Holdings, Inc. 4.38%, 4/30/29(a)	467,000	431,718

Ritchie Bros Holdings, Inc. 7.75%, 3/15/31(a)	31,000	33,100

Total Canada		1,560,954

United States – 96.7%

ACCO Brands Corp. 4.25%, 3/15/29(a)(b)	497,000	449,412

AdaptHealth LLC 4.63%, 8/1/29(a)	1,102,000	855,967

Adient Global Holdings Ltd. 4.88%, 8/15/26(a)	330,000	324,601
7.00%, 4/15/28(a)	50,000	51,908
8.25%, 4/15/31(a)	405,000	429,689

ADT Security Corp. 4.13%, 8/1/29(a)	142,000	131,554
4.88%, 7/15/32(a)	703,000	653,523

AECOM 5.13%, 3/15/27	269,000	267,383

Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 3/15/29(a)	400,000	363,500
4.88%, 2/15/30(a)	1,064,000	1,021,887

Allison Transmission, Inc. 5.88%, 6/1/29(a)	696,000	693,849

Ally Financial, Inc. 5.75%, 11/20/25(b)	280,000	279,524
6.70%, 2/14/33	392,000	392,592

AMC Networks, Inc. 4.75%, 8/1/25	377,000	366,704
4.25%, 2/15/29	1,364,000	1,055,231

American Axle & Manufacturing, Inc. 5.00%, 10/1/29	771,000	683,738

AMN Healthcare, Inc. 4.63%, 10/1/27(a)	100,000	95,393

Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75%, 1/15/28(a)	942,000	933,126
5.38%, 6/15/29(a)	40,000	38,545

Antero Resources Corp. 7.63%, 2/1/29(a)	301,000	309,058

Apache Corp. 5.10%, 9/1/40	404,000	346,563

Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/29(a)	570,000	480,367

APX Group, Inc. 5.75%, 7/15/29(a)	1,051,000	984,367

Aramark Services, Inc. 5.00%, 2/1/28(a)	256,000	248,220

Archrock Partners LP/Archrock Partners Finance Corp. 6.88%, 4/1/27(a)	450,000	452,641
6.25%, 4/1/28(a)	390,000	385,207

Asbury Automotive Group, Inc. 4.63%, 11/15/29(a)(b)	250,000	232,118
5.00%, 2/15/32(a)	525,000	478,994

ASGN, Inc. 4.63%, 5/15/28(a)	382,000	364,650

Avantor Funding, Inc. 4.63%, 7/15/28(a)	688,000	662,620
3.88%, 11/1/29(a)	240,000	218,628

Avient Corp. 5.75%, 5/15/25(a)	150,000	150,260
7.13%, 8/1/30(a)	29,000	30,117

Axalta Coating Systems LLC 3.38%, 2/15/29(a)	409,000	368,795

Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV 4.75%, 6/15/27(a)	200,000	194,394

B&G Foods, Inc. 5.25%, 4/1/25	382,000	377,252
5.25%, 9/15/27(b)	581,000	529,442

Ball Corp. 5.25%, 7/1/25	462,000	461,695
2.88%, 8/15/30	510,000	438,064
3.13%, 9/15/31	14,000	12,115

Bath & Body Works, Inc. 5.25%, 2/1/28	121,000	120,021
6.63%, 10/1/30(a)(b)	266,000	272,576
6.75%, 7/1/36	392,000	396,092

BellRing Brands, Inc. 7.00%, 3/15/30(a)	395,000	411,235

Berry Global, Inc. 4.50%, 2/15/26(a)	232,000	226,838
5.63%, 7/15/27(a)	9,000	8,942

Big River Steel LLC/BRS Finance Corp. 6.63%, 1/31/29(a)	160,000	163,330

Black Knight InfoServ LLC 3.63%, 9/1/28(a)	285,000	271,596

Block, Inc. 3.50%, 6/1/31	25,000	22,231

Boyd Gaming Corp. 4.75%, 12/1/27	400,000	386,428
4.75%, 6/15/31(a)	331,000	304,613

Brink’s Co. 4.63%, 10/15/27(a)	50,000	48,107

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC 5.75%, 5/15/26(a)	1,198,000	1,165,043

Builders FirstSource, Inc. 5.00%, 3/1/30(a)	463,000	447,665
4.25%, 2/1/32(a)	501,000	452,503
6.38%, 6/15/32(a)	224,000	230,586

Cable One, Inc. 4.00%, 11/15/30(a)(b)	561,000	455,981

See Notes to Financial Statements.

76	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2023

Investments	Principal Amount	Value

Caesars Entertainment, Inc. 4.63%, 10/15/29(a)	$845,000	$764,700
7.00%, 2/15/30(a)	565,000	581,571

Catalent Pharma Solutions, Inc. 3.13%, 2/15/29(a)	1,000	876

CCO Holdings LLC/CCO Holdings Capital Corp. 5.13%, 5/1/27(a)	149,000	144,385
5.00%, 2/1/28(a)	709,000	679,576
5.38%, 6/1/29(a)	192,000	181,874
4.75%, 3/1/30(a)	950,000	869,563
4.50%, 8/15/30(a)	1,020,000	922,325
4.25%, 2/1/31(a)	10,000	8,747
4.75%, 2/1/32(a)	495,000	436,981
4.50%, 5/1/32	213,000	182,920

CDW LLC/CDW Finance Corp. 4.25%, 4/1/28	485,000	465,440
3.25%, 2/15/29	325,000	297,528

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.38%, 4/15/27	115,000	112,973

Centene Corp. 4.63%, 12/15/29	1,079,000	1,038,311
3.00%, 10/15/30	1,562,000	1,360,721
2.50%, 3/1/31	700,000	584,213

Central Garden & Pet Co. 4.13%, 10/15/30	601,000	547,607

Century Communities, Inc. 3.88%, 8/15/29(a)	270,000	244,690

CF Industries, Inc. 5.15%, 3/15/34	1,000	992

Charles River Laboratories International, Inc. 4.25%, 5/1/28(a)	335,000	320,139
4.00%, 3/15/31(a)	60,000	54,535

Chart Industries, Inc. 7.50%, 1/1/30(a)	385,000	403,542
9.50%, 1/1/31(a)	230,000	250,484

Charter Communications Operating LLC/Charter Communications Operating Capital 3.70%, 4/1/51	2,097,000	1,369,152

Chemours Co. 5.38%, 5/15/27(b)	388,000	379,790
5.75%, 11/15/28(a)	10,000	9,537
4.63%, 11/15/29(a)	765,000	671,976

Cheniere Energy Partners LP 4.50%, 10/1/29	250,000	238,943
4.00%, 3/1/31	500,000	455,215

Cheniere Energy, Inc. 4.63%, 10/15/28	352,000	343,703

Chesapeake Energy Corp. 6.75%, 4/15/29(a)	450,000	453,159

CHS/Community Health Systems, Inc. 8.00%, 3/15/26(a)	256,000	255,713
5.63%, 3/15/27(a)	560,000	521,102
8.00%, 12/15/27(a)	497,000	483,939
6.00%, 1/15/29(a)	471,000	424,362
6.88%, 4/15/29(a)	898,000	587,103
6.13%, 4/1/30(a)	250,000	161,503
5.25%, 5/15/30(a)	990,000	828,452
4.75%, 2/15/31(a)	1,781,000	1,405,298

Churchill Downs, Inc. 5.50%, 4/1/27(a)	430,000	425,808
5.75%, 4/1/30(a)	826,000	805,284
6.75%, 5/1/31(a)	315,000	320,604

Cinemark USA, Inc. 5.25%, 7/15/28(a)	673,000	618,507

Civitas Resources, Inc. 8.38%, 7/1/28(a)	1,150,000	1,203,613
8.63%, 11/1/30(a)	860,000	915,358
8.75%, 7/1/31(a)	1,135,000	1,207,788

Clarivate Science Holdings Corp. 4.88%, 7/1/29(a)(b)	1,044,000	980,953

Clean Harbors, Inc. 4.88%, 7/15/27(a)	167,000	163,895

Clearway Energy Operating LLC 4.75%, 3/15/28(a)	379,000	365,928
3.75%, 2/15/31(a)	201,000	177,638

Cleveland-Cliffs, Inc. 6.75%, 3/15/26(a)	176,000	177,661
4.63%, 3/1/29(a)	398,000	370,184
6.75%, 4/15/30(a)	27,000	27,385
4.88%, 3/1/31(a)	31,000	28,155

CNX Resources Corp. 7.25%, 3/14/27(a)	590,000	595,050
6.00%, 1/15/29(a)	21,000	20,196
7.38%, 1/15/31(a)	162,000	164,066

Coherent Corp. 5.00%, 12/15/29(a)	688,000	654,150

Coinbase Global, Inc. 3.38%, 10/1/28(a)	805,000	673,060

CommScope, Inc. 6.00%, 3/1/26(a)	1,157,000	1,031,419
4.75%, 9/1/29(a)	945,000	642,033

Compass Minerals International, Inc. 6.75%, 12/1/27(a)	289,000	287,474

Comstock Resources, Inc. 5.88%, 1/15/30(a)	1,479,000	1,289,156

Conduent Business Services LLC/Conduent State & Local Solutions, Inc. 6.00%, 11/1/29(a)	615,000	555,628

Consensus Cloud Solutions, Inc. 6.50%, 10/15/28(a)	125,000	114,350

CoreCivic, Inc. 8.25%, 4/15/26	422,000	429,588

Coty, Inc. 5.00%, 4/15/26(a)	300,000	296,190

CQP Holdco LP/BIP-V Chinook Holdco LLC 5.50%, 6/15/31(a)	746,000	707,685

Crescent Energy Finance LLC 7.25%, 5/1/26(a)	1,660,000	1,682,327

Crowdstrike Holdings, Inc. 3.00%, 2/15/29	125,000	113,046

See Notes to Financial Statements.

WisdomTree Trust	77

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2023

Investments	Principal Amount	Value

Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 2/1/26	$50,000	$49,654

CSC Holdings LLC 5.50%, 4/15/27(a)	703,000	644,820
5.38%, 2/1/28(a)	1,394,000	1,237,231
7.50%, 4/1/28(a)	850,000	636,599
6.50%, 2/1/29(a)	1,297,000	1,156,159
5.75%, 1/15/30(a)	986,000	614,909
4.13%, 12/1/30(a)	1,412,000	1,074,829

Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/28(a)(b)	555,000	552,569

CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/28(a)	492,000	466,790

Darling Ingredients, Inc. 6.00%, 6/15/30(a)	40,000	40,028

DaVita, Inc. 4.63%, 6/1/30(a)	1,633,000	1,432,860
3.75%, 2/15/31(a)	1,393,000	1,145,603

Delta Air Lines, Inc. 3.75%, 10/28/29	248,000	229,658

DISH DBS Corp. 5.88%, 11/15/24	824,000	777,732
7.75%, 7/1/26	2,237,000	1,564,893
5.75%, 12/1/28(a)	117,000	94,935
5.13%, 6/1/29	2,322,000	1,199,615

DISH Network Corp. 11.75%, 11/15/27(a)	829,000	865,774

DT Midstream, Inc. 4.13%, 6/15/29(a)	40,000	36,933
4.38%, 6/15/31(a)	1,156,000	1,045,914

Dycom Industries, Inc. 4.50%, 4/15/29(a)	318,000	296,026

Edgewell Personal Care Co. 5.50%, 6/1/28(a)	40,000	39,169
4.13%, 4/1/29(a)	716,000	654,882

Elanco Animal Health, Inc. 6.65%, 8/28/28(b)	349,000	362,416

Elastic NV 4.13%, 7/15/29(a)	275,000	253,028

Element Solutions, Inc. 3.88%, 9/1/28(a)	391,000	361,089

Enact Holdings, Inc. 6.50%, 8/15/25(a)	153,000	152,800

Encompass Health Corp. 4.50%, 2/1/28	907,000	870,684

Energizer Holdings, Inc. 4.75%, 6/15/28(a)	297,000	276,673
4.38%, 3/31/29(a)	672,000	605,149

EnLink Midstream LLC 5.63%, 1/15/28(a)	424,000	418,827
6.50%, 9/1/30(a)	435,000	444,344

Entegris Escrow Corp. 5.95%, 6/15/30(a)	340,000	338,178

EQM Midstream Partners LP 6.00%, 7/1/25(a)	338,000	338,930
6.50%, 7/1/27(a)	447,000	457,263
5.50%, 7/15/28	1,234,000	1,229,163
4.50%, 1/15/29(a)	10,000	9,479
4.75%, 1/15/31(a)	1,119,000	1,045,605
6.50%, 7/15/48	174,000	179,909

EQT Corp. 7.00%, 2/1/30	134,000	144,136

Fair Isaac Corp. 4.00%, 6/15/28(a)	190,000	180,088

Ferrellgas LP/Ferrellgas Finance Corp. 5.38%, 4/1/26(a)	36,000	35,303
5.88%, 4/1/29(a)	1,270,000	1,202,461

FirstCash, Inc. 4.63%, 9/1/28(a)	195,000	182,198
5.63%, 1/1/30(a)	235,000	225,156

Fluor Corp. 4.25%, 9/15/28	1,000	955

Ford Motor Co. 4.35%, 12/8/26	478,000	466,265
9.63%, 4/22/30	64,000	75,448
3.25%, 2/12/32	494,000	411,299
4.75%, 1/15/43	1,566,000	1,296,131
5.29%, 12/8/46(b)	1,185,000	1,049,898

Ford Motor Credit Co. LLC 4.06%, 11/1/24	242,000	238,254
4.54%, 8/1/26	169,000	163,928
4.95%, 5/28/27	300,000	293,073
7.35%, 11/4/27	190,000	200,391
4.00%, 11/13/30	555,000	498,085

Freeport-McMoRan, Inc. 5.25%, 9/1/29	490,000	496,973
5.45%, 3/15/43	229,000	222,405

Gap, Inc. 3.63%, 10/1/29(a)	11,000	9,410
3.88%, 10/1/31(a)	1,583,000	1,307,241

Gates Global LLC/Gates Corp. 6.25%, 1/15/26(a)	256,000	257,034

Gen Digital, Inc. 6.75%, 9/30/27(a)	539,000	548,982

Genesis Energy LP/Genesis Energy Finance Corp. 8.00%, 1/15/27	32,000	32,589
7.75%, 2/1/28	1,502,000	1,510,006
8.88%, 4/15/30	34,000	35,240

GLP Capital LP/GLP Financing II, Inc. 5.38%, 4/15/26	280,000	278,768
4.00%, 1/15/31	502,000	452,593

Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/29(a)	235,000	213,091

Goodyear Tire & Rubber Co. 5.00%, 5/31/26(b)	350,000	344,806
4.88%, 3/15/27	180,000	174,622
5.00%, 7/15/29(b)	507,000	479,480
5.25%, 7/15/31(b)	1,038,000	946,251

GrafTech Finance, Inc. 4.63%, 12/15/28(a)	547,000	362,820

See Notes to Financial Statements.

78	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2023

Investments	Principal Amount	Value

Graham Packaging Co., Inc. 7.13%, 8/15/28(a)	$646,000	$585,211

Gray Escrow II, Inc. 5.38%, 11/15/31(a)	1,229,000	928,030

Gray Television, Inc. 5.88%, 7/15/26(a)	558,000	544,602
7.00%, 5/15/27(a)	702,000	666,107

Griffon Corp. 5.75%, 3/1/28	676,000	665,650

Group 1 Automotive, Inc. 4.00%, 8/15/28(a)	303,000	281,487

Gulfport Energy Corp. 8.00%, 5/17/26	280,000	283,811

Hanesbrands, Inc. 4.88%, 5/15/26(a)(b)	701,000	676,318

HAT Holdings I LLC/HAT Holdings II LLC 3.38%, 6/15/26(a)	23,000	21,712

HealthEquity, Inc. 4.50%, 10/1/29(a)	320,000	296,534

Herbalife Nutrition Ltd./HLF Financing, Inc. 7.88%, 9/1/25(a)	240,000	238,481

Hess Midstream Operations LP 5.13%, 6/15/28(a)	185,000	179,069
4.25%, 2/15/30(a)	320,000	296,566

HF Sinclair Corp. 5.00%, 2/1/28(a)	297,000	287,879

Hilton Domestic Operating Co., Inc. 5.38%, 5/1/25(a)	161,000	160,726
5.75%, 5/1/28(a)	608,000	609,532

Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. 5.00%, 6/1/29(a)	40,000	36,956
4.88%, 7/1/31(a)	1,234,000	1,091,547

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.88%, 4/1/27	485,000	478,074

HLF Financing SARL LLC/Herbalife International, Inc. 4.88%, 6/1/29(a)	654,000	513,861

Hologic, Inc. 3.25%, 2/15/29(a)	359,000	325,864

Howmet Aerospace, Inc. 3.00%, 1/15/29	130,000	118,832

Hughes Satellite Systems Corp. 5.25%, 8/1/26	379,000	337,174
6.63%, 8/1/26	709,000	559,649

Huntsman International LLC 4.50%, 5/1/29	2,000	1,933

iHeartCommunications, Inc. 4.75%, 1/15/28(a)	1,138,000	876,704

Ingevity Corp. 3.88%, 11/1/28(a)	375,000	337,395

IQVIA, Inc. 5.00%, 5/15/27(a)	200,000	196,966

Iron Mountain, Inc. 4.88%, 9/15/27(a)	484,000	472,399
5.25%, 3/15/28(a)	451,000	439,590
7.00%, 2/15/29(a)	32,000	33,069
4.88%, 9/15/29(a)	530,000	501,958
5.25%, 7/15/30(a)	382,000	363,683
5.63%, 7/15/32(a)	720,000	685,066

Kaiser Aluminum Corp. 4.50%, 6/1/31(a)	711,000	613,693

Kinetik Holdings LP 5.88%, 6/15/30(a)	219,000	215,135

Kohl’s Corp. 4.63%, 5/1/31	40,000	31,677

Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25%, 2/1/27(a)	570,000	537,829

Lamar Media Corp. 4.00%, 2/15/30	298,000	275,841
3.63%, 1/15/31	180,000	160,403

Lamb Weston Holdings, Inc. 4.88%, 5/15/28(a)	387,000	378,850
4.13%, 1/31/30(a)	130,000	120,072
4.38%, 1/31/32(a)	355,000	324,371

Level 3 Financing, Inc. 3.40%, 3/1/27(a)	290,000	271,341
10.50%, 5/15/30(a)	1,191,000	1,164,977

Levi Strauss & Co. 3.50%, 3/1/31(a)	240,000	209,330

Light & Wonder International, Inc. 7.25%, 11/15/29(a)	306,000	314,559

Lithia Motors, Inc. 3.88%, 6/1/29(a)	400,000	363,360
4.38%, 1/15/31(a)	489,000	445,635

Live Nation Entertainment, Inc. 4.75%, 10/15/27(a)	836,000	804,015
3.75%, 1/15/28(a)	121,000	113,624

LSB Industries, Inc. 6.25%, 10/15/28(a)	568,000	540,753

Macy’s Retail Holdings LLC 5.88%, 4/1/29(a)(b)	283,000	272,792

Marriott Ownership Resorts, Inc. 4.50%, 6/15/29(a)(b)	592,000	523,979

Masonite International Corp. 5.38%, 2/1/28(a)	254,000	245,748

Matador Resources Co. 5.88%, 9/15/26(b)	225,000	223,488
6.88%, 4/15/28(a)	220,000	224,369

Match Group Holdings II LLC 3.63%, 10/1/31(a)	111,000	95,994

Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/28(a)	415,000	431,745

MGIC Investment Corp. 5.25%, 8/15/28	115,000	112,257

MGM Resorts International 6.75%, 5/1/25	197,000	198,117
4.63%, 9/1/26	146,000	142,620
5.50%, 4/15/27	399,000	396,243
4.75%, 10/15/28	117,000	111,551

See Notes to Financial Statements.

WisdomTree Trust	79

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2023

Investments	Principal Amount	Value

Michaels Cos., Inc. 5.25%, 5/1/28(a)	$840,000	$670,748

MicroStrategy, Inc. 6.13%, 6/15/28(a)	547,000	533,237

Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/29(a)	566,000	528,118

ModivCare Escrow Issuer, Inc. 5.00%, 10/1/29(a)	868,000	710,979

Molina Healthcare, Inc. 4.38%, 6/15/28(a)	120,000	114,036
3.88%, 11/15/30(a)	920,000	826,933
3.88%, 5/15/32(a)	110,000	96,490

Moog, Inc. 4.25%, 12/15/27(a)	215,000	204,628

Moss Creek Resources Holdings, Inc. 7.50%, 1/15/26(a)	620,000	618,946

MPH Acquisition Holdings LLC 5.75%, 11/1/28(a)(b)	1,552,000	1,282,123

MPT Operating Partnership LP/MPT Finance Corp. 5.25%, 8/1/26	212,000	189,740
5.00%, 10/15/27	1,101,000	905,584
4.63%, 8/1/29	1,181,000	858,752

Murphy Oil USA, Inc. 4.75%, 9/15/29	102,000	96,968
3.75%, 2/15/31(a)	234,000	205,342

Nabors Industries, Inc. 7.38%, 5/15/27(a)	625,000	613,862

Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/27(a)	1,613,000	1,603,564

Navient Corp. 6.75%, 6/25/25	97,000	98,317
6.75%, 6/15/26	875,000	890,452
5.00%, 3/15/27	366,000	354,003
4.88%, 3/15/28	501,000	466,381

NCR Atleos Corp. 9.50%, 4/1/29(a)	1,135,000	1,210,773

NCR Voyix Corp. 5.00%, 10/1/28(a)	956,000	906,890
5.13%, 4/15/29(a)	553,000	526,915

Newell Brands, Inc. 5.20%, 4/1/26	1,304,000	1,285,392
6.38%, 9/15/27(b)	37,000	36,945
6.63%, 9/15/29	365,000	364,190
6.50%, 4/1/46	222,000	183,840

News Corp. 3.88%, 5/15/29(a)	300,000	277,521

Nexstar Media, Inc. 5.63%, 7/15/27(a)	976,000	949,453
4.75%, 11/1/28(a)	1,005,000	927,464

NextEra Energy Operating Partners LP 4.25%, 9/15/24(a)	7,000	6,834
3.88%, 10/15/26(a)	1,000	955

NGL Energy Operating LLC/NGL Energy Finance Corp. 7.50%, 2/1/26(a)	1,660,000	1,678,891

Nordstrom, Inc. 4.38%, 4/1/30	68,000	59,320
5.00%, 1/15/44	215,000	154,579

NRG Energy, Inc. 5.25%, 6/15/29(a)	826,000	803,012
3.63%, 2/15/31(a)	650,000	559,689
3.88%, 2/15/32(a)	1,134,000	972,836

NuStar Logistics LP 5.63%, 4/28/27	729,000	727,134
6.38%, 10/1/30	418,000	419,250

Occidental Petroleum Corp. 2.90%, 8/15/24	550,000	542,283
3.40%, 4/15/26	165,000	158,407
3.50%, 8/15/29	700,000	627,410
7.50%, 5/1/31	22,000	24,697
6.45%, 9/15/36	775,000	822,515
4.40%, 8/15/49	621,000	466,862

Olin Corp. 5.13%, 9/15/27	410,000	400,750
5.63%, 8/1/29(b)	120,000	118,554
5.00%, 2/1/30(b)	70,000	66,815

ON Semiconductor Corp. 3.88%, 9/1/28(a)	216,000	201,526

OneMain Finance Corp. 6.88%, 3/15/25	445,000	449,401
7.13%, 3/15/26	563,000	574,328
6.63%, 1/15/28	468,000	473,677
3.88%, 9/15/28	200,000	177,348
5.38%, 11/15/29	465,000	436,230
4.00%, 9/15/30	1,373,000	1,176,043

Organon & Co./Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/28(a)	915,000	843,337
5.13%, 4/30/31(a)	1,900,000	1,623,474

Outfront Media Capital LLC/Outfront Media Capital Corp. 4.25%, 1/15/29(a)	16,000	14,460
4.63%, 3/15/30(a)	1,286,000	1,156,564

Owens & Minor, Inc. 4.50%, 3/31/29(a)(b)	260,000	229,622
6.63%, 4/1/30(a)	458,000	438,540

Owens-Brockway Glass Container, Inc. 7.25%, 5/15/31(a)	378,000	384,316

Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. 4.38%, 10/15/28(a)	1,006,000	948,205

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC 4.00%, 10/15/27(a)	4,000	3,767

Paramount Global
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; Secured Overnight Financing Rate + 4.112% thereafter)(c)	840,000	738,982
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	700,000	630,231

See Notes to Financial Statements.

80	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2023

Investments	Principal Amount	Value

Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer 5.88%, 10/1/28(a)	$436,000	$429,961
4.88%, 5/15/29(a)	310,000	289,419

PBF Holding Co. LLC/PBF Finance Corp. 6.00%, 2/15/28	564,000	551,699

PDC Energy, Inc. 5.75%, 5/15/26	241,000	240,843

Penske Automotive Group, Inc. 3.75%, 6/15/29	255,000	228,120

Performance Food Group, Inc. 5.50%, 10/15/27(a)	461,000	454,915
4.25%, 8/1/29(a)	297,000	272,795

Permian Resources Operating LLC 8.00%, 4/15/27(a)	420,000	436,456
5.88%, 7/1/29(a)	435,000	424,412
7.00%, 1/15/32(a)	245,000	252,884

PGT Innovations, Inc. 4.38%, 10/1/29(a)	625,000	625,044

Pilgrim’s Pride Corp. 4.25%, 4/15/31	759,000	686,295
3.50%, 3/1/32	495,000	419,720
6.25%, 7/1/33	580,000	597,568

Post Holdings, Inc. 5.63%, 1/15/28(a)	211,000	209,097
5.50%, 12/15/29(a)	204,000	197,319
4.63%, 4/15/30(a)	1,148,000	1,061,751
4.50%, 9/15/31(a)	1,569,000	1,413,371

PRA Health Sciences, Inc. 2.88%, 7/15/26(a)	200,000	187,434

Prestige Brands, Inc. 3.75%, 4/1/31(a)	356,000	312,774

Prime Security Services Borrower LLC/Prime Finance, Inc. 5.25%, 4/15/24(a)	15,000	14,970
5.75%, 4/15/26(a)	735,000	739,314
6.25%, 1/15/28(a)	898,000	891,885

PROG Holdings, Inc. 6.00%, 11/15/29(a)	586,000	547,576

PTC, Inc. 4.00%, 2/15/28(a)	145,000	137,888

Qorvo, Inc. 4.38%, 10/15/29	580,000	553,407

QVC, Inc. 4.45%, 2/15/25	179,000	168,312
4.75%, 2/15/27	1,024,000	811,397

Radian Group, Inc. 6.63%, 3/15/25	175,000	175,306

Range Resources Corp. 4.75%, 2/15/30(a)	303,000	280,981

Realogy Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/29(a)	615,000	478,808
5.25%, 4/15/30(a)(b)	723,000	540,515

Regal Rexnord Corp. 6.05%, 4/15/28(a)	910,000	922,676
6.30%, 2/15/30(a)	590,000	607,871
6.40%, 4/15/33(a)	566,000	592,076

RHP Hotel Properties LP/RHP Finance Corp. 4.75%, 10/15/27	64,000	62,275
4.50%, 2/15/29(a)	324,000	302,749

Rithm Capital Corp. 6.25%, 10/15/25(a)	485,000	477,536

RLJ Lodging Trust LP 4.00%, 9/15/29(a)	435,000	393,018

ROBLOX Corp. 3.88%, 5/1/30(a)	444,000	396,266

Roller Bearing Co. of America, Inc. 4.38%, 10/15/29(a)	315,000	293,533

Sabra Health Care LP 3.20%, 12/1/31	436,000	357,939

Sally Holdings LLC/Sally Capital, Inc. 5.63%, 12/1/25	1,000	1,000

SBA Communications Corp. 3.13%, 2/1/29	4,000	3,605

Scripps Escrow II, Inc. 3.88%, 1/15/29(a)	395,000	349,109

Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/28(a)	225,000	227,747

SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/29(a)(b)	425,000	399,942

Select Medical Corp. 6.25%, 8/15/26(a)	552,000	555,671

Sensata Technologies BV 4.00%, 4/15/29(a)	500,000	465,460

Sensata Technologies, Inc. 3.75%, 2/15/31(a)	542,000	478,434

Service Corp. International 4.63%, 12/15/27	355,000	345,685
5.13%, 6/1/29	163,000	160,707
3.38%, 8/15/30	431,000	379,129
4.00%, 5/15/31	40,000	35,904

Silgan Holdings, Inc. 4.13%, 2/1/28	102,000	97,688

Sinclair Television Group, Inc. 5.50%, 3/1/30(a)(b)	769,000	576,327
4.13%, 12/1/30(a)	553,000	390,506

Sirius XM Radio, Inc. 5.00%, 8/1/27(a)	138,000	133,901
4.00%, 7/15/28(a)	1,176,000	1,091,246
5.50%, 7/1/29(a)	1,049,000	1,017,425
4.13%, 7/1/30(a)	1,642,000	1,471,429
3.88%, 9/1/31(a)	1,235,000	1,055,641

Six Flags Entertainment Corp. 5.50%, 4/15/27(a)(b)	138,000	135,273
7.25%, 5/15/31(a)(b)	325,000	326,294

Six Flags Theme Parks, Inc. 7.00%, 7/1/25(a)	132,000	132,813

Skyworks Solutions, Inc. 3.00%, 6/1/31	585,000	503,948

See Notes to Financial Statements.

WisdomTree Trust	81

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2023

Investments	Principal Amount	Value

Sonic Automotive, Inc. 4.63%, 11/15/29(a)(b)	$200,000	$182,330
4.88%, 11/15/31(a)(b)	957,000	853,548

Southwestern Energy Co. 5.38%, 3/15/30	697,000	680,314
4.75%, 2/1/32	778,000	722,171

Spectrum Brands, Inc. 3.88%, 3/15/31(a)	403,000	366,291

SS&C Technologies, Inc. 5.50%, 9/30/27(a)	574,000	568,105

Stagwell Global LLC 5.63%, 8/15/29(a)	812,000	750,929

Starwood Property Trust, Inc. 4.38%, 1/15/27(a)	264,000	249,947

Station Casinos LLC 4.50%, 2/15/28(a)	49,000	46,442
4.63%, 12/1/31(a)	470,000	426,182

Stericycle, Inc. 3.88%, 1/15/29(a)	300,000	273,822

Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 1/15/29(a)	368,000	357,560

Summit Midstream Holdings LLC/Summit Midstream Finance Corp. 9.00%, 10/15/26(a)(c)	555,000	554,462

SunCoke Energy, Inc. 4.88%, 6/30/29(a)	436,000	393,586

Sunoco LP/Sunoco Finance Corp. 4.50%, 4/30/30	606,000	561,829

Talos Production, Inc. 12.00%, 1/15/26	203,000	209,472

Taylor Morrison Communities, Inc. 5.13%, 8/1/30(a)	781,000	757,968

TEGNA, Inc. 4.63%, 3/15/28	1,136,000	1,062,569
5.00%, 9/15/29	866,000	795,282

Teleflex, Inc. 4.63%, 11/15/27	169,000	164,976

Tempur Sealy International, Inc. 4.00%, 4/15/29(a)	33,000	29,959
3.88%, 10/15/31(a)	748,000	631,970

Tenet Healthcare Corp. 4.88%, 1/1/26	960,000	950,122
6.25%, 2/1/27	710,000	712,790
6.13%, 10/1/28(b)	1,554,000	1,548,390
4.25%, 6/1/29	260,000	242,323
6.13%, 6/15/30	661,000	668,707
6.75%, 5/15/31(a)	20,000	20,501

Tenneco, Inc. 8.00%, 11/17/28(a)	1,330,000	1,138,600

Terex Corp. 5.00%, 5/15/29(a)	364,000	346,193

TerraForm Power Operating LLC 5.00%, 1/31/28(a)	637,000	623,413

Thor Industries, Inc. 4.00%, 10/15/29(a)	470,000	419,983

TopBuild Corp. 4.13%, 2/15/32(a)	306,000	273,806

Townsquare Media, Inc. 6.88%, 2/1/26(a)	430,000	422,402

TransDigm, Inc. 6.75%, 8/15/28(a)	92,000	94,500
4.63%, 1/15/29	1,169,000	1,097,340
4.88%, 5/1/29	1,359,000	1,275,381

Transocean, Inc. 7.50%, 1/15/26(a)	70,000	69,090
11.50%, 1/30/27(a)	487,000	510,327
8.00%, 2/1/27(a)	217,000	214,342

Travel & Leisure Co. 6.63%, 7/31/26(a)	230,000	233,282
4.50%, 12/1/29(a)	40,000	35,862

TreeHouse Foods, Inc. 4.00%, 9/1/28	404,000	359,956

TriNet Group, Inc. 3.50%, 3/1/29(a)	451,000	405,715

Tronox, Inc. 4.63%, 3/15/29(a)	495,000	438,718

TTM Technologies, Inc. 4.00%, 3/1/29(a)	353,000	321,106

U.S. Foods, Inc. 4.75%, 2/15/29(a)	1,100,000	1,047,222
4.63%, 6/1/30(a)	105,000	98,001

Under Armour, Inc. 3.25%, 6/15/26	1,000	946

United Natural Foods, Inc. 6.75%, 10/15/28(a)	493,000	399,572

United Rentals North America, Inc. 5.50%, 5/15/27	389,000	390,572
4.88%, 1/15/28	373,000	364,988
5.25%, 1/15/30	400,000	395,580
4.00%, 7/15/30	22,000	20,291
3.88%, 2/15/31	265,000	241,073
3.75%, 1/15/32	49,000	43,570

Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 10.50%, 2/15/28(a)	1,117,000	1,134,202
4.75%, 4/15/28(a)	850,000	734,153

Urban One, Inc. 7.38%, 2/1/28(a)	868,000	738,338

USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 4/1/26	820,000	818,778
6.88%, 9/1/27	25,000	24,837

Valvoline, Inc. 4.25%, 2/15/30(a)	308,000	306,636
3.63%, 6/15/31(a)	124,000	105,954

Vector Group Ltd. 5.75%, 2/1/29(a)	554,000	508,456

Vertiv Group Corp. 4.13%, 11/15/28(a)	200,000	187,402

VICI Properties LP 5.13%, 5/15/32	1,046,000	1,021,105

See Notes to Financial Statements.

82	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

December 31, 2023

Investments	Principal Amount	Value

Victoria’s Secret & Co. 4.63%, 7/15/29(a)(b)	$450,000	$377,145

Vista Outdoor, Inc. 4.50%, 3/15/29(a)	427,000	418,665

Vistra Operations Co. LLC 5.63%, 2/15/27(a)	1,193,000	1,181,392
7.75%, 10/15/31(a)	370,000	384,626

Vontier Corp. 2.95%, 4/1/31	684,000	576,311

WESCO Distribution, Inc. 7.25%, 6/15/28(a)	235,000	241,815

William Carter Co. 5.63%, 3/15/27(a)	115,000	113,937

Williams Scotsman, Inc. 4.63%, 8/15/28(a)	235,000	222,914

Wolverine World Wide, Inc. 4.00%, 8/15/29(a)(b)	430,000	340,392

Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/28(a)	240,000	224,640

Xerox Holdings Corp. 5.50%, 8/15/28(a)	1,294,000	1,169,090

XHR LP 4.88%, 6/1/29(a)	386,000	355,718

Yum! Brands, Inc. 4.75%, 1/15/30(a)	92,000	89,161
3.63%, 3/15/31	193,000	174,316

ZipRecruiter, Inc. 5.00%, 1/15/30(a)	507,000	445,562

ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/29(a)	465,000	422,569

Total United States		225,183,582
TOTAL CORPORATE BONDS (Cost: $231,441,906)		226,744,536

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 4.3%

United States – 4.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d)
(Cost: $10,082,035)	10,082,035	10,082,035

TOTAL INVESTMENTS IN SECURITIES – 101.7% (Cost: $241,523,941)		236,826,571

Other Assets less Liabilities – (1.7)%		(3,946,454)

NET ASSETS – 100.0%		$232,880,117
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2023 (See Note 2). At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $10,421,168 and the total market value of the collateral held by the Fund was $10,747,950. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $665,915.

(c)	Rate shown reflects the accrual rate as of December 31, 2023 on securities with variable or step rates.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$226,744,536	$—	$226,744,536
Investment of Cash Collateral for Securities Loaned	—	10,082,035	—	10,082,035
Total Investments in Securities	$—	$236,826,571	$—	$236,826,571

See Notes to Financial Statements.

WisdomTree Trust	83

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2023

Investments	Principal Amount	Value

CORPORATE BONDS – 99.0%

Germany – 0.8%

Deutsche Bank AG 4.10%, 1/13/26	$129,000	$125,806
1.69%, 3/19/26	200,000	186,292
2.13%, 11/24/26, (2.129% fixed rate until 11/24/25; Secured Overnight Financing Rate + 1.87% thereafter)(a)	150,000	140,748

Total Germany		452,846

Switzerland – 0.6%

Credit Suisse AG 7.50%, 2/15/28	250,000	274,125

Novartis Capital Corp. 2.00%, 2/14/27	50,000	46,867

Total Switzerland		320,992

United Kingdom – 1.7%

Astrazeneca Finance LLC 1.20%, 5/28/26	130,000	120,376
1.75%, 5/28/28	97,000	86,910

BAT Capital Corp. 3.22%, 9/6/26	135,000	129,288
3.56%, 8/15/27	154,000	147,172
2.26%, 3/25/28	231,000	206,787

Reynolds American, Inc. 4.45%, 6/12/25	94,000	92,977

Unilever Capital Corp. 2.00%, 7/28/26	100,000	94,314

Total United Kingdom		877,824

United States – 95.9%

3M Co. 2.65%, 4/15/25	109,000	105,687
3.00%, 8/7/25	13,000	12,612
2.88%, 10/15/27(b)	120,000	113,053

Abbott Laboratories 3.88%, 9/15/25	15,000	14,864

AbbVie, Inc. 3.60%, 5/14/25	174,000	170,953
3.20%, 5/14/26	78,000	75,690
2.95%, 11/21/26	179,000	171,786
4.25%, 11/14/28	87,000	86,635

Affiliated Managers Group, Inc. 3.50%, 8/1/25	102,000	99,025

Alexandria Real Estate Equities, Inc. 3.45%, 4/30/25	9,000	8,799
3.80%, 4/15/26	49,000	47,734

Ally Financial, Inc. 4.63%, 3/30/25	33,000	32,601
5.80%, 5/1/25(b)	71,000	71,138

Altria Group, Inc. 2.63%, 9/16/26	80,000	75,690

Amazon.com, Inc. 3.80%, 12/5/24	9,000	8,910
3.15%, 8/22/27	79,000	75,980
1.65%, 5/12/28	96,000	86,483

Amcor Finance USA, Inc. 3.63%, 4/28/26	160,000	154,752

Ameren Corp. 1.95%, 3/15/27	160,000	146,845

American Electric Power Co., Inc. 1.00%, 11/1/25, Series N	18,000	16,743

American Express Co. 3.63%, 12/5/24	117,000	115,077
1.65%, 11/4/26	161,000	148,645
2.55%, 3/4/27	40,000	37,508
5.39%, 7/28/27, (5.389% fixed rate until 7/28/26; Secured Overnight Financing Rate + 0.97% thereafter)(a)	69,000	69,849

American Homes 4 Rent LP 4.25%, 2/15/28	100,000	97,168

American Honda Finance Corp. 1.20%, 7/8/25	86,000	81,597
5.65%, 11/15/28	183,000	191,692

American Water Capital Corp. 3.40%, 3/1/25	112,000	109,757

Amgen, Inc. 2.60%, 8/19/26	14,000	13,310
2.20%, 2/21/27	64,000	59,535
3.20%, 11/2/27	200,000	191,162
5.15%, 3/2/28	192,000	196,399
1.65%, 8/15/28	76,000	67,255

Analog Devices, Inc. 3.45%, 6/15/27	78,000	75,793

Aon Corp./Aon Global Holdings PLC 2.85%, 5/28/27	50,000	47,290

Apple, Inc. 3.25%, 2/23/26	25,000	24,410
2.45%, 8/4/26	50,000	47,726
1.20%, 2/8/28	132,000	117,554

Archer-Daniels-Midland Co. 2.50%, 8/11/26	32,000	30,492

Arrow Electronics, Inc. 4.00%, 4/1/25(b)	65,000	63,818
6.13%, 3/1/26(b)	33,000	33,119

AutoNation, Inc. 4.50%, 10/1/25	139,000	136,351

AutoZone, Inc. 3.13%, 4/21/26	176,000	169,506
4.50%, 2/1/28	18,000	17,922

AvalonBay Communities, Inc. 3.35%, 5/15/27	107,000	102,511

Avangrid, Inc. 3.20%, 4/15/25	160,000	155,715

Avnet, Inc. 4.63%, 4/15/26	49,000	48,426

Bank of America Corp. 3.95%, 4/21/25, Series L	193,000	189,823
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month Secured Overnight Financing Rate + 1.072% thereafter)(a)	383,000	374,164
4.45%, 3/3/26	94,000	92,981

See Notes to Financial Statements.

84	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2023

Investments	Principal Amount	Value
3.50%, 4/19/26	$196,000	$190,861
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(a)	316,000	297,615
4.25%, 10/22/26	74,000	72,721
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(a)	166,000	154,224
1.66%, 3/11/27, Series N, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(a)	400,000	370,160
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month Secured Overnight Financing Rate + 1.322% thereafter)(a)	23,000	22,157
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	197,000	180,560
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(a)	199,000	184,582
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month Secured Overnight Financing Rate + 1.774% thereafter)(a)	95,000	90,871
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(a)	67,000	65,535
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter)(a)	91,000	86,404
4.95%, 7/22/28, (4.948% fixed rate until 7/22/27; Secured Overnight Financing Rate + 2.04% thereafter)(a)	86,000	85,991
6.20%, 11/10/28, (6.204% fixed rate until 11/10/27; Secured Overnight Financing Rate + 1.99% thereafter)(a)	83,000	86,708

Bank of New York Mellon Corp. 3.95%, 11/18/25	13,000	12,785
2.45%, 8/17/26	100,000	94,483
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3-month Secured Overnight Financing Rate + 1.331% thereafter)(a)	100,000	96,355

BankUnited, Inc. 4.88%, 11/17/25(b)	109,000	106,454

Baxter International, Inc. 1.92%, 2/1/27	61,000	55,926

Berkshire Hathaway Energy Co. 4.05%, 4/15/25	121,000	119,690
3.25%, 4/15/28	3,000	2,852

Biogen, Inc. 4.05%, 9/15/25	190,000	186,988

Blackstone Secured Lending Fund 2.13%, 2/15/27	111,000	98,648

Boardwalk Pipelines LP 4.95%, 12/15/24	18,000	17,874
5.95%, 6/1/26	40,000	40,596

BorgWarner, Inc. 2.65%, 7/1/27	150,000	139,251

Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/27	174,000	169,885
3.50%, 1/15/28	3,000	2,880

Broadcom, Inc. 3.15%, 11/15/25	60,000	58,169
3.46%, 9/15/26	70,000	67,684
1.95%, 2/15/28(c)	3,000	2,696
4.11%, 9/15/28	68,000	66,481

Broadridge Financial Solutions, Inc. 3.40%, 6/27/26	71,000	68,527

Bunge Ltd. Finance Corp. 3.75%, 9/25/27	180,000	173,655

Burlington Northern Santa Fe LLC 7.00%, 12/15/25	50,000	52,273

Capital One Financial Corp. 4.25%, 4/30/25	90,000	88,815
4.20%, 10/29/25	408,000	400,742
3.75%, 7/28/26	225,000	215,802
3.75%, 3/9/27	166,000	158,747
3.80%, 1/31/28	180,000	171,106

Cardinal Health, Inc. 3.75%, 9/15/25	36,000	35,200

Carrier Global Corp. 2.24%, 2/15/25	22,000	21,293
2.49%, 2/15/27	152,000	143,084

Caterpillar Financial Services Corp. 0.80%, 11/13/25	156,000	145,757

Celanese U.S. Holdings LLC 6.05%, 3/15/25	2,000	2,012
1.40%, 8/5/26	164,000	149,576
6.17%, 7/15/27	234,000	240,114

Charles Schwab Corp. 4.20%, 3/24/25	90,000	89,017
3.63%, 4/1/25	89,000	87,451
1.15%, 5/13/26	100,000	91,736
2.00%, 3/20/28	198,000	176,519

Cigna Group 3.25%, 4/15/25	114,000	111,287
4.13%, 11/15/25	177,000	174,947
4.50%, 2/25/26	6,000	5,961
1.25%, 3/15/26	102,000	94,568
3.40%, 3/1/27	22,000	21,213
4.38%, 10/15/28	131,000	130,000

Cintas Corp. No. 2 3.70%, 4/1/27	80,000	78,327

Citigroup, Inc. 5.50%, 9/13/25	229,000	230,347
4.60%, 3/9/26	87,000	85,954
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(a)	99,000	96,289
3.20%, 10/21/26	405,000	386,581
4.30%, 11/20/26	48,000	47,079
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	129,000	118,644

See Notes to Financial Statements.

WisdomTree Trust	85

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2023

Investments	Principal Amount	Value
4.45%, 9/29/27	$486,000	$475,172
3.07%, 2/24/28, (3.07% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.28% thereafter)(a)	205,000	193,319
4.66%, 5/24/28, (4.658% fixed rate until 5/24/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	87,000	86,472
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(a)	90,000	85,868
4.13%, 7/25/28	91,000	87,473
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month Secured Overnight Financing Rate + 1.413% thereafter)(a)	191,000	180,741

Citizens Financial Group, Inc. 2.85%, 7/27/26	211,000	196,660

CNA Financial Corp. 4.50%, 3/1/26	52,000	51,492

CNO Financial Group, Inc. 5.25%, 5/30/25	5,000	4,976

Comcast Corp. 3.15%, 3/1/26	273,000	265,127

Conagra Brands, Inc. 4.60%, 11/1/25	123,000	121,972

Concentrix Corp. 6.60%, 8/2/28	176,000	181,592

Corebridge Financial, Inc. 3.65%, 4/5/27	190,000	183,097

CSX Corp. 3.35%, 11/1/25	128,000	124,877
2.60%, 11/1/26	70,000	66,699

CVS Health Corp. 3.88%, 7/20/25	190,000	186,698
2.88%, 6/1/26	68,000	65,004
3.63%, 4/1/27	75,000	72,750
1.30%, 8/21/27	157,000	139,672
4.30%, 3/25/28	345,000	339,394

DCP Midstream Operating LP 5.63%, 7/15/27	150,000	153,859

Dell International LLC/EMC Corp. 5.85%, 7/15/25	7,000	7,074
6.02%, 6/15/26	182,000	186,392
4.90%, 10/1/26	93,000	93,199
5.25%, 2/1/28	84,000	86,221

Devon Energy Corp. 5.85%, 12/15/25	160,000	161,997

Discover Bank 3.45%, 7/27/26	260,000	246,376

Discover Financial Services 4.50%, 1/30/26	116,000	114,549

Dollar General Corp. 4.63%, 11/1/27	170,000	169,089

Dollar Tree, Inc. 4.00%, 5/15/25	31,000	30,459
4.20%, 5/15/28	89,000	87,167

Dominion Energy, Inc. 1.45%, 4/15/26, Series A	347,000	322,068

DR Horton, Inc. 2.60%, 10/15/25	25,000	23,983

DTE Energy Co. 4.88%, 6/1/28	85,000	85,827

Duke Energy Corp. 2.65%, 9/1/26	80,000	75,962
4.30%, 3/15/28	196,000	193,342

Eastman Chemical Co. 3.80%, 3/15/25	125,000	122,962

eBay, Inc. 1.40%, 5/10/26	231,000	214,028

Elevance Health, Inc. 3.35%, 12/1/24	132,000	129,591
4.10%, 3/1/28	182,000	179,434

Emerson Electric Co. 1.80%, 10/15/27	130,000	118,786

Energy Transfer LP 4.40%, 3/15/27	200,000	195,834
4.00%, 10/1/27	250,000	241,330

Entergy Corp. 0.90%, 9/15/25	4,000	3,728
2.95%, 9/1/26	27,000	25,686

Entergy Louisiana LLC 3.25%, 4/1/28	121,000	113,832

Enterprise Products Operating LLC 3.75%, 2/15/25	42,000	41,464
4.15%, 10/16/28	88,000	87,061

EOG Resources, Inc. 4.15%, 1/15/26	52,000	51,555

Equifax, Inc. 5.10%, 12/15/27	74,000	74,840

Equitable Holdings, Inc. 4.35%, 4/20/28	164,000	158,752

ERP Operating LP 3.25%, 8/1/27	120,000	114,290

Evergy Kansas Central, Inc. 2.55%, 7/1/26	62,000	58,819

Eversource Energy 2.90%, 3/1/27	64,000	60,667
5.45%, 3/1/28	210,000	216,077

Exelon Corp. 3.40%, 4/15/26	56,000	54,274

Expedia Group, Inc. 3.80%, 2/15/28	80,000	77,140

Exxon Mobil Corp. 2.71%, 3/6/25	63,000	61,577
2.28%, 8/16/26	55,000	52,368

Fidelity National Financial, Inc. 4.50%, 8/15/28	6,000	5,854

Fidelity National Information Services, Inc. 4.70%, 7/15/27	120,000	120,143

Fifth Third Bancorp 2.38%, 1/28/25	50,000	48,405

Fifth Third Bank NA 3.85%, 3/15/26	200,000	192,486

First-Citizens Bank & Trust Co. 6.13%, 3/9/28	101,000	103,149

See Notes to Financial Statements.

86	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2023

Investments	Principal Amount	Value

Fiserv, Inc. 3.20%, 7/1/26	$78,000	$75,112
2.25%, 6/1/27	84,000	77,864

Florida Power & Light Co. 2.85%, 4/1/25	102,000	99,632

FMC Corp. 3.20%, 10/1/26	138,000	130,765

FNB Corp. 5.15%, 8/25/25	35,000	34,702

Fortinet, Inc. 1.00%, 3/15/26	70,000	64,201

Fortive Corp. 3.15%, 6/15/26	144,000	138,408

Fortune Brands Innovations, Inc. 4.00%, 6/15/25	18,000	17,741

Fox Corp. 3.05%, 4/7/25	106,000	103,248

GE HealthCare Technologies, Inc. 5.65%, 11/15/27	250,000	259,160

General Dynamics Corp. 3.25%, 4/1/25	32,000	31,385
1.15%, 6/1/26	3,000	2,778

General Mills, Inc. 4.00%, 4/17/25	75,000	74,109
5.50%, 10/17/28	83,000	86,092

Gilead Sciences, Inc. 3.50%, 2/1/25	77,000	75,813
3.65%, 3/1/26	96,000	94,085
2.95%, 3/1/27	130,000	124,030

Global Payments, Inc. 2.65%, 2/15/25	4,000	3,877
1.20%, 3/1/26	287,000	263,882
4.80%, 4/1/26	43,000	42,678

Goldman Sachs BDC, Inc. 2.88%, 1/15/26	81,000	77,024

Goldman Sachs Group, Inc. 5.95%, 1/15/27	460,000	473,575
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(a)	60,000	55,346
4.39%, 6/15/27, (4.387% fixed rate until 6/15/26; Secured Overnight Financing Rate + 1.51% thereafter)(a)	314,000	309,227
1.54%, 9/10/27, (1.542% fixed rate until 9/10/26; Secured Overnight Financing Rate + 0.818% thereafter)(a)	47,000	42,671
1.95%, 10/21/27, (1.948% fixed rate until 10/21/26; Secured Overnight Financing Rate + 0.913% thereafter)(a)	414,000	379,092
2.64%, 2/24/28, (2.64% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.114% thereafter)(a)	309,000	286,681
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(a)	38,000	37,344

Harman International Industries, Inc. 4.15%, 5/15/25	6,000	5,911

Hasbro, Inc. 3.50%, 9/15/27	170,000	160,409

HCA, Inc. 5.25%, 4/15/25	52,000	52,028
5.88%, 2/15/26	201,000	203,006
5.25%, 6/15/26	94,000	94,495
5.38%, 9/1/26	100,000	100,590
4.50%, 2/15/27	175,000	173,239
3.13%, 3/15/27	42,000	39,873
5.63%, 9/1/28	226,000	231,607

Hewlett Packard Enterprise Co. 4.90%, 10/15/25	119,000	118,655
1.75%, 4/1/26	185,000	172,414

HF Sinclair Corp. 5.88%, 4/1/26	133,000	134,508

Home Depot, Inc. 2.88%, 4/15/27	80,000	76,541

Honeywell International, Inc. 1.35%, 6/1/25	56,000	53,504

HP, Inc. 2.20%, 6/17/25	154,000	147,643
4.75%, 1/15/28	77,000	77,205

Humana, Inc. 1.35%, 2/3/27	271,000	244,710

Huntington Bancshares, Inc. 4.00%, 5/15/25	102,000	100,047

Huntington Ingalls Industries, Inc. 3.84%, 5/1/25(b)	3,000	2,940
2.04%, 8/16/28	99,000	87,326

Illumina, Inc. 5.75%, 12/13/27	73,000	75,073

Ingersoll Rand, Inc. 5.40%, 8/14/28	83,000	85,578

Intel Corp. 2.60%, 5/19/26	188,000	180,059
1.60%, 8/12/28	100,000	88,483

Intercontinental Exchange, Inc. 3.10%, 9/15/27	120,000	114,469

International Business Machines Corp. 3.45%, 2/19/26	200,000	194,988
3.30%, 5/15/26	100,000	97,164
4.50%, 2/6/28(b)	100,000	100,602

ITC Holdings Corp. 3.35%, 11/15/27	150,000	142,899

J M Smucker Co. 3.50%, 3/15/25	57,000	55,938
5.90%, 11/15/28	83,000	87,439

Jabil, Inc. 4.25%, 5/15/27	140,000	136,573

JB Hunt Transport Services, Inc. 3.88%, 3/1/26	61,000	59,750

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. 2.50%, 1/15/27	150,000	138,208

Jefferies Financial Group, Inc. 6.45%, 6/8/27	100,000	104,084

See Notes to Financial Statements.

WisdomTree Trust	87

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2023

Investments	Principal Amount	Value

John Deere Capital Corp. 4.95%, 7/14/28	$268,000	$274,890

JPMorgan Chase & Co. 2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(a)	331,000	317,310
3.20%, 6/15/26	46,000	44,437
2.95%, 10/1/26	54,000	51,522
4.13%, 12/15/26	59,000	57,877
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month Secured Overnight Financing Rate + 1.507% thereafter)(a)	175,000	171,015
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(a)	68,000	62,518
4.25%, 10/1/27	383,000	379,109
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(a)	88,000	85,040
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(a)	91,000	85,669
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(a)	88,000	86,618
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	190,000	181,575
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	94,000	85,953
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(a)	86,000	86,045

Juniper Networks, Inc. 1.20%, 12/10/25	48,000	44,513

Kellanova 3.25%, 4/1/26	25,000	24,246

Keurig Dr. Pepper, Inc. 3.40%, 11/15/25	101,000	98,240
4.60%, 5/25/28	95,000	95,264

KeyCorp 4.15%, 10/29/25	320,000	312,550

Kimco Realty OP LLC 3.30%, 2/1/25	149,000	145,701

Kraft Heinz Foods Co. 3.00%, 6/1/26	20,000	19,230
3.88%, 5/15/27	140,000	137,400

Kroger Co. 3.70%, 8/1/27	170,000	164,851

L3Harris Technologies, Inc. 3.83%, 4/27/25	4,000	3,932
5.40%, 1/15/27	40,000	40,869
4.40%, 6/15/28	187,000	184,926

Laboratory Corp. of America Holdings 3.60%, 2/1/25	18,000	17,697
1.55%, 6/1/26	72,000	66,555

Lam Research Corp. 3.75%, 3/15/26	48,000	47,181

Lazard Group LLC 3.75%, 2/13/25	35,000	34,292

Leggett & Platt, Inc. 3.50%, 11/15/27	46,000	43,492

Lennar Corp. 4.75%, 5/30/25	119,000	118,411

Lennox International, Inc. 5.50%, 9/15/28	84,000	86,438

Lowe’s Cos., Inc. 2.50%, 4/15/26	196,000	186,792
3.10%, 5/3/27	58,000	55,636
1.70%, 9/15/28	98,000	86,729

LYB International Finance III LLC 1.25%, 10/1/25	42,000	39,261

Magellan Midstream Partners LP 5.00%, 3/1/26	145,000	144,787

Manufacturers & Traders Trust Co. 4.70%, 1/27/28	250,000	243,430

Marathon Oil Corp. 4.40%, 7/15/27(b)	100,000	97,703

Marathon Petroleum Corp. 3.80%, 4/1/28	100,000	95,733

Marriott International, Inc. 5.75%, 5/1/25, Series EE	159,000	160,048
3.75%, 10/1/25	21,000	20,518
3.13%, 6/15/26, Series R	30,000	28,830

Marsh & McLennan Cos., Inc. 3.50%, 3/10/25	85,000	83,552

Marvell Technology, Inc. 1.65%, 4/15/26	60,000	55,893

McCormick & Co., Inc. 0.90%, 2/15/26	165,000	152,057

McDonald’s Corp. 3.70%, 1/30/26	170,000	167,236

McKesson Corp. 1.30%, 8/15/26	85,000	78,231

Meta Platforms, Inc. 3.50%, 8/15/27	120,000	116,869

MetLife, Inc. 3.60%, 11/13/25(b)	41,000	40,355

Micron Technology, Inc. 4.19%, 2/15/27	56,000	54,964
5.38%, 4/15/28	25,000	25,488

Mohawk Industries, Inc. 5.85%, 9/18/28	83,000	86,146

Mondelez International, Inc. 1.50%, 5/4/25	69,000	65,834

Morgan Stanley 0.79%, 5/30/25, (0.79% fixed rate until 5/30/24; Secured Overnight Financing Rate + 0.525% thereafter)(a)	50,000	48,887
2.72%, 7/22/25, (2.72% fixed rate until 7/22/24; Secured Overnight Financing Rate + 1.152% thereafter)(a)	93,000	91,518

See Notes to Financial Statements.

88	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2023

Investments	Principal Amount	Value
4.00%, 7/23/25	$100,000	$98,614
0.86%, 10/21/25, Series I, (0.864% fixed rate until 10/21/24; Secured Overnight Financing Rate + 0.745% thereafter)(a)	71,000	68,220
5.00%, 11/24/25	269,000	268,892
3.88%, 1/27/26	205,000	201,000
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(a)	323,000	310,445
4.35%, 9/8/26	110,000	108,102
0.99%, 12/10/26, (0.985% fixed rate until 12/10/25; Secured Overnight Financing Rate + 0.72% thereafter)(a)	92,000	84,695
3.63%, 1/20/27	114,000	110,605
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(a)	214,000	195,615
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	209,000	194,155
3.59%, 7/22/28	90,000	85,986

Morgan Stanley Direct Lending Fund 4.50%, 2/11/27	66,000	63,703

MPLX LP 1.75%, 3/1/26	30,000	28,088
4.13%, 3/1/27	293,000	287,175
4.00%, 3/15/28	98,000	94,702

National Fuel Gas Co. 5.20%, 7/15/25	8,000	7,968
5.50%, 1/15/26	30,000	30,050

NetApp, Inc. 1.88%, 6/22/25	154,000	146,608

Netflix, Inc. 4.38%, 11/15/26	132,000	131,444

NextEra Energy Capital Holdings, Inc. 6.05%, 3/1/25	28,000	28,270
4.45%, 6/20/25	16,000	15,864
1.88%, 1/15/27	220,000	202,525
4.63%, 7/15/27	110,000	109,917
4.90%, 2/28/28	2,000	2,019
1.90%, 6/15/28	203,000	180,254
NiSource, Inc. 0.95%, 8/15/25	25,000	23,382
5.25%, 3/30/28	74,000	75,641

NNN REIT, Inc. 3.50%, 10/15/27	160,000	151,254
4.30%, 10/15/28	90,000	87,319

Norfolk Southern Corp. 2.90%, 6/15/26	52,000	49,932

Northern Trust Corp. 3.95%, 10/30/25	52,000	51,193

Northrop Grumman Corp. 3.25%, 1/15/28	99,000	94,760

Nucor Corp. 2.00%, 6/1/25	10,000	9,615

O’Reilly Automotive, Inc. 3.60%, 9/1/27	202,000	194,877

Omega Healthcare Investors, Inc. 5.25%, 1/15/26(b)	118,000	117,464

Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/26	162,000	158,008

Oracle Corp. 2.50%, 4/1/25	315,000	305,137
2.95%, 5/15/25	88,000	85,501
1.65%, 3/25/26	416,000	388,261
2.65%, 7/15/26	92,000	87,291
3.25%, 11/15/27	81,000	76,979
2.30%, 3/25/28	106,000	96,612

Otis Worldwide Corp. 2.06%, 4/5/25	123,000	118,376
5.25%, 8/16/28	83,000	85,482

Ovintiv, Inc. 5.65%, 5/15/28	85,000	86,833

Paramount Global 2.90%, 1/15/27	63,000	58,398

PayPal Holdings, Inc. 3.90%, 6/1/27	78,000	76,913

PECO Energy Co. 3.15%, 10/15/25	11,000	10,729

PepsiCo, Inc. 3.50%, 7/17/25	18,000	17,718
2.85%, 2/24/26	18,000	17,415

Philip Morris International, Inc. 1.50%, 5/1/25	79,000	75,563
0.88%, 5/1/26	110,000	100,809
4.88%, 2/15/28	112,000	113,388

Phillips 66 3.61%, 2/15/25	184,000	180,876
1.30%, 2/15/26	60,000	55,736

Pinnacle West Capital Corp. 1.30%, 6/15/25	121,000	114,055

PNC Financial Services Group, Inc. 2.60%, 7/23/26	30,000	28,460
4.76%, 1/26/27, (4.758% fixed rate until 1/26/26; Secured Overnight Financing Index + 1.085% thereafter)(a)	90,000	89,342
3.15%, 5/19/27	142,000	134,772

PPG Industries, Inc. 1.20%, 3/15/26	34,000	31,462

PPL Capital Funding, Inc. 3.10%, 5/15/26	49,000	47,036

Procter & Gamble Co. 0.55%, 10/29/25	10,000	9,350

Public Service Electric & Gas Co. 3.00%, 5/15/25	33,000	32,224
0.95%, 3/15/26	10,000	9,256

Public Service Enterprise Group, Inc. 0.80%, 8/15/25	118,000	110,328

PulteGroup, Inc. 5.50%, 3/1/26	73,000	73,983

QUALCOMM, Inc. 3.45%, 5/20/25	93,000	91,421

Quest Diagnostics, Inc. 3.45%, 6/1/26	25,000	24,334

Ralph Lauren Corp. 3.75%, 9/15/25	36,000	35,286

See Notes to Financial Statements.

WisdomTree Trust	89

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2023

Investments	Principal Amount	Value

Regions Financial Corp. 2.25%, 5/18/25	$37,000	$35,331
1.80%, 8/12/28	78,000	67,025

Republic Services, Inc. 0.88%, 11/15/25	127,000	117,758
2.90%, 7/1/26	62,000	59,613

Roper Technologies, Inc. 1.00%, 9/15/25	116,000	108,510

Ross Stores, Inc. 0.88%, 4/15/26	45,000	41,306

Royalty Pharma PLC 1.20%, 9/2/25	115,000	107,392
1.75%, 9/2/27	110,000	98,801

RTX Corp. 3.95%, 8/16/25	124,000	122,258
3.50%, 3/15/27	145,000	139,857
3.13%, 5/4/27	27,000	25,706
4.13%, 11/16/28	134,000	130,965

S&P Global, Inc. 2.95%, 1/22/27	50,000	47,777

Sempra 5.40%, 8/1/26	24,000	24,350
3.25%, 6/15/27	102,000	96,764

Sherwin-Williams Co. 3.45%, 6/1/27	190,000	183,646

SITE Centers Corp. 4.25%, 2/1/26	162,000	158,094

Southern California Gas Co. 2.95%, 4/15/27	122,000	115,860

Southern Co. 3.25%, 7/1/26	177,000	170,849
4.85%, 6/15/28	84,000	84,727

Southern Co. Gas Capital Corp. 3.25%, 6/15/26	100,000	96,290

Southwestern Electric Power Co. 1.65%, 3/15/26, Series N	137,000	127,744

Stanley Black & Decker, Inc. 3.40%, 3/1/26	162,000	156,801

Starbucks Corp. 2.45%, 6/15/26	62,000	59,036

State Street Corp. 3.55%, 8/18/25	79,000	77,576
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	9,000	8,260

Steel Dynamics, Inc. 1.65%, 10/15/27	180,000	160,533

Stryker Corp. 3.50%, 3/15/26	195,000	190,336

Synchrony Bank 5.63%, 8/23/27	64,000	63,119

Synchrony Financial 3.70%, 8/4/26	168,000	158,278
3.95%, 12/1/27(b)	203,000	190,593

Take-Two Interactive Software, Inc. 3.70%, 4/14/27	150,000	145,434

Target Corp. 2.25%, 4/15/25	54,000	52,388

TCI Communications, Inc. 7.88%, 2/15/26	200,000	212,522

TD SYNNEX Corp. 1.75%, 8/9/26	183,000	166,371

Teledyne Technologies, Inc. 1.60%, 4/1/26	70,000	64,975

Textron, Inc. 4.00%, 3/15/26	44,000	43,151

Toll Brothers Finance Corp. 4.88%, 11/15/25	163,000	162,043

Toyota Motor Credit Corp. 5.45%, 11/10/27	250,000	259,402

Truist Financial Corp. 4.00%, 5/1/25	154,000	151,447
3.70%, 6/5/25	101,000	98,836
1.20%, 8/5/25	52,000	48,898
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	126,000	115,566
6.05%, 6/8/27, (6.047% fixed rate until 6/8/26; Secured Overnight Financing Rate + 2.05% thereafter)(a)	200,000	203,704
1.13%, 8/3/27	321,000	281,909

Tyson Foods, Inc. 4.00%, 3/1/26	158,000	155,064

U.S. Bancorp 3.95%, 11/17/25	66,000	65,027
3.10%, 4/27/26, Series W	68,000	65,244
2.38%, 7/22/26, Series V	119,000	111,795
3.15%, 4/27/27, Series X	179,000	170,474
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	59,000	54,268
4.55%, 7/22/28, (4.548% fixed rate until 7/22/27; Secured Overnight Financing Rate + 1.66% thereafter)(a)	100,000	98,602

Union Pacific Corp. 3.25%, 8/15/25	23,000	22,503

UnitedHealth Group, Inc. 5.25%, 2/15/28	92,000	95,215

Universal Health Services, Inc. 1.65%, 9/1/26	88,000	80,162

Valero Energy Corp. 2.15%, 9/15/27	84,000	76,832

Verizon Communications, Inc. 3.38%, 2/15/25	46,000	45,165
0.85%, 11/20/25	14,000	13,018
1.45%, 3/20/26	220,000	204,981
2.63%, 8/15/26	110,000	104,881
4.13%, 3/16/27	25,000	24,652
2.10%, 3/22/28	320,000	289,485

VF Corp. 2.40%, 4/23/25	34,000	32,498

VMware LLC 1.40%, 8/15/26	342,000	312,927

See Notes to Financial Statements.

90	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

December 31, 2023

Investments	Principal Amount	Value

Walgreens Boots Alliance, Inc. 3.45%, 6/1/26	$76,000	$72,275

Waste Management, Inc. 3.15%, 11/15/27	120,000	115,057

WEC Energy Group, Inc. 3.55%, 6/15/25	26,000	25,425

Wells Fargo & Co. 3.00%, 4/22/26	56,000	53,675
3.91%, 4/25/26, (3.908% fixed rate until 4/25/25; Secured Overnight Financing Rate + 1.32% thereafter)(a)	123,000	120,657
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(a)	236,000	226,300
4.10%, 6/3/26	50,000	48,913
3.00%, 10/23/26	228,000	216,652
4.30%, 7/22/27	385,000	377,246
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	280,000	267,299
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	190,000	181,171
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(a)	180,000	164,990
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(a)	200,000	198,718

Western Midstream Operating LP 4.50%, 3/1/28	79,000	76,572

Western Union Co. 2.85%, 1/10/25	57,000	55,402
1.35%, 3/15/26	13,000	11,970

Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/26	196,000	187,576

Whirlpool Corp. 3.70%, 5/1/25	41,000	40,118

Willis North America, Inc. 4.65%, 6/15/27	110,000	109,112

WRKCo, Inc. 3.75%, 3/15/25	89,000	87,340

WW Grainger, Inc. 1.85%, 2/15/25	32,000	30,912

Xcel Energy, Inc. 3.30%, 6/1/25	14,000	13,682
1.75%, 3/15/27	70,000	63,981

Xylem, Inc. 3.25%, 11/1/26	20,000	19,291

Zimmer Biomet Holdings, Inc. 3.55%, 4/1/25	95,000	93,074

Zoetis, Inc. 3.00%, 9/12/27	180,000	171,045

Total United States		50,575,072
TOTAL CORPORATE BONDS (Cost: $52,528,582)		52,226,734

U.S. GOVERNMENT OBLIGATIONS – 0.0%

U.S. Treasury Note – 0.0%
4.38%, 11/30/28
(Cost: $8,074)	8,000	8,188

	Shares

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%

United States – 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d)
(Cost: $597,978)	597,978	597,978

TOTAL INVESTMENTS IN SECURITIES – 100.1% (Cost: $53,134,634)		52,832,900

Other Assets less Liabilities – (0.1)%		(78,230)

NET ASSETS – 100.0%		$52,754,670
(a)	Rate shown reflects the accrual rate as of December 31, 2023 on securities with variable or step rates.

(b)

Security, or portion thereof, was on loan at December 31, 2023 (See Note 2). At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $670,709 and the total market value of the collateral held by the Fund was $692,254. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $94,276.

(c)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$52,226,734	$—	$52,226,734
U.S. Government Obligations	—	8,188	—	8,188
Investment of Cash Collateral for Securities Loaned	—	597,978	—	597,978
Total Investments in Securities	$—	$52,832,900	$—	$52,832,900

See Notes to Financial Statements.

WisdomTree Trust	91

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

December 31, 2023

Investments	Shares	Value

COMMON STOCKS – 86.3%

Brazil – 4.0%

Ambev SA	54,371	$153,680

B3 SA – Brasil Bolsa Balcao	69,407	207,895

Banco Santander Brasil SA	4,951	32,921

CCR SA	15,864	46,309

Centrais Eletricas Brasileiras SA	6,151	53,728

Cosan SA	11,204	44,654

Equatorial Energia SA	10,902	80,167

Grupo Casas Bahia SA*	783	1,833

Hapvida Participacoes & Investimentos SA*(a)	43,268	39,637

JBS SA	12,304	63,096

Klabin SA	10,722	49,045

Localiza Rent a Car SA	7,243	94,832

Lojas Renner SA	14,635	52,483

Magazine Luiza SA*	35,855	15,943

Natura & Co. Holding SA*	9,133	31,756

Raia Drogasil SA	11,912	72,096

Rumo SA	15,864	74,950

Suzano SA	8,726	99,932

Telefonica Brasil SA	6,681	73,500

Vale SA	41,031	652,090

Vibra Energia SA	10,722	50,237

WEG SA	19,508	148,230

Total Brazil		2,139,014

Chile – 0.5%

Banco de Chile	537,138	63,655

Banco de Credito & Inversiones SA	818	22,340

Banco Santander Chile	906,417	44,632

Cencosud SA	30,362	57,540

Empresas CMPC SA	4,515	8,789

Empresas Copec SA	4,792	35,174

Enel Americas SA*	380,816	42,517

Falabella SA*	6,884	17,342

Total Chile		291,989

China – 23.1%

Agricultural Bank of China Ltd., Class H	330,000	127,207

Airtac International Group	1,000	32,909

Alibaba Group Holding Ltd.	143,400	1,388,355

Anhui Conch Cement Co. Ltd., Class H	16,000	36,965

ANTA Sports Products Ltd.	10,200	98,949

Baidu, Inc., ADR*	2,580	307,252

Bank of China Ltd., Class H	772,000	294,621

Bank of Communications Co. Ltd., Class H	113,000	70,475

BeiGene Ltd., ADR*	457	82,424

Bilibili, Inc., ADR*(b)	1,517	18,462

BYD Co. Ltd., Class H(b)	9,000	247,114

BYD Electronic International Co. Ltd.	7,500	35,154

China Conch Venture Holdings Ltd.	10,500	8,713

China Construction Bank Corp., Class H	906,000	539,524

China Everbright Bank Co. Ltd., Class H	73,000	21,689

China International Capital Corp. Ltd., Class H(a)	21,200	31,114

China Life Insurance Co. Ltd., Class H	73,000	94,609

China Longyuan Power Group Corp. Ltd., Class H	32,000	24,261

China Mengniu Dairy Co. Ltd.*	31,000	83,370

China Merchants Bank Co. Ltd., Class H	51,000	177,651

China Minsheng Banking Corp. Ltd., Class H	81,000	27,489

China Overseas Land & Investment Ltd.	40,500	71,368

China Pacific Insurance Group Co. Ltd., Class H	31,800	64,182

China Petroleum & Chemical Corp., Class H	252,000	131,994

China Resources Beer Holdings Co. Ltd.	14,000	61,317

China Resources Gas Group Ltd.	8,700	28,523

China Resources Land Ltd.	28,000	100,403

China Shenhua Energy Co. Ltd., Class H	36,500	125,039

China Taiping Insurance Holdings Co. Ltd.	22,200	19,105

China Tower Corp. Ltd., Class H(a)	444,000	46,626

China Yangtze Power Co. Ltd., Class A	17,000	55,723

CITIC Ltd.	64,000	63,930

CITIC Securities Co. Ltd., Class H	39,000	79,613

CMOC Group Ltd., Class H	45,000	24,608

Contemporary Amperex Technology Co. Ltd., Class A	2,140	49,066

COSCO SHIPPING Holdings Co. Ltd., Class H	39,800	40,011

Country Garden Holdings Co. Ltd.*(b)	72,000	7,192

Country Garden Services Holdings Co. Ltd.(b)	12,000	10,373

CSPC Pharmaceutical Group Ltd.	98,000	91,115

Daqo New Energy Corp., ADR*	726	19,312

ENN Energy Holdings Ltd.	7,500	55,228

Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,608	24,559

Fosun International Ltd.	27,500	16,165

Fuyao Glass Industry Group Co. Ltd., Class H(a)	12,400	60,344

GDS Holdings Ltd., ADR*(b)	1,204	10,980

Geely Automobile Holdings Ltd.	67,000	73,705

GF Securities Co. Ltd., Class H	29,000	34,688

Great Wall Motor Co. Ltd., Class H(b)	34,500	44,801

H World Group Ltd., ADR	1,498	50,093

Haier Smart Home Co. Ltd., Class H	24,600	69,466

Haitong Securities Co. Ltd., Class H	44,400	23,711

Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	1,100	4,980

Huatai Securities Co. Ltd., Class H(a)	32,600	41,165

Industrial & Commercial Bank of China Ltd., Class H	641,000	313,582

Innovent Biologics, Inc.*(a)	11,500	62,960

iQIYI, Inc., ADR*	2,701	13,181

JD Health International, Inc.*(a)	4,600	23,034

JD.com, Inc., ADR	8,476	244,872

JD.com, Inc., Class A	2,338	33,684

JOYY, Inc., ADR	794	31,522

Kingdee International Software Group Co. Ltd.*	26,000	37,892

Kweichow Moutai Co. Ltd., Class A	700	169,677

Lenovo Group Ltd.	84,000	117,471

Li Auto, Inc., ADR*(b)	1,905	71,304

Li Ning Co. Ltd.	21,000	56,208

Longfor Group Holdings Ltd.(a)	19,000	30,415

LONGi Green Energy Technology Co. Ltd., Class A	4,572	14,704

Luzhou Laojiao Co. Ltd., Class A	900	22,678

See Notes to Financial Statements.

92	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

December 31, 2023

Investments	Shares	Value

Meituan, Class B*(a)	39,420	$413,457

Muyuan Foods Co. Ltd., Class A	3,200	18,506

NetEase, Inc., ADR	3,875	360,995

New China Life Insurance Co. Ltd., Class H	18,400	35,864

NIO, Inc., ADR*	12,565	113,964

PDD Holdings, Inc., ADR*	3,716	543,688

People’s Insurance Co. Group of China Ltd., Class H	111,000	34,116

PetroChina Co. Ltd., Class H	224,000	148,022

PICC Property & Casualty Co. Ltd., Class H	74,000	87,945

Ping An Bank Co. Ltd., Class A	21,200	27,957

Ping An Healthcare & Technology Co. Ltd.*(a)(b)	4,600	10,462

Ping An Insurance Group Co. of China Ltd., Class H	62,000	280,679

Postal Savings Bank of China Co. Ltd., Class H(a)	130,000	62,099

SF Holding Co. Ltd., Class A	4,800	27,234

Shenzhou International Group Holdings Ltd.	8,500	87,519

Shimao Group Holdings Ltd.*	9,500	791

Silergy Corp.	3,000	48,875

Sino Biopharmaceutical Ltd.	88,000	39,106

Smoore International Holdings Ltd.(a)(b)	5,000	4,162

Sunny Optical Technology Group Co. Ltd.	7,500	68,050

Tencent Holdings Ltd.	53,700	2,019,110

Tencent Music Entertainment Group, ADR*	4,446	40,058

Trip.com Group Ltd., ADR*	5,151	185,487

Want Want China Holdings Ltd.	67,000	40,499

Weibo Corp., ADR	1,021	11,180

Weichai Power Co. Ltd., Class H	30,000	50,099

Wharf Holdings Ltd.	15,000	48,312

Wuliangye Yibin Co. Ltd., Class A	3,200	63,055

WuXi AppTec Co. Ltd., Class H(a)(b)	4,340	44,158

Wuxi Biologics Cayman, Inc.*(a)	33,000	125,094

Xiaomi Corp., Class B*(a)	152,200	304,067

Xinyi Solar Holdings Ltd.	66,026	38,557

XPeng, Inc., ADR*	1,905	27,794

Yum China Holdings, Inc.	3,769	159,919

Zai Lab Ltd., ADR*	851	23,258

Zijin Mining Group Co. Ltd., Class H	68,000	110,771

Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	51,600	28,415

ZTE Corp., Class H	11,000	24,568

ZTO Express Cayman, Inc., ADR	3,689	78,502

Total China		12,427,270

Czech Republic – 0.2%

CEZ AS	2,009	86,159

Hungary – 0.3%

MOL Hungarian Oil & Gas PLC	2,904	23,719

OTP Bank Nyrt	2,276	103,931

Richter Gedeon Nyrt	1,995	50,451

Total Hungary		178,101

India – 14.6%

Adani Green Energy Ltd.*	3,541	67,957

Adani Ports & Special Economic Zone Ltd.	5,704	70,215

Ambuja Cements Ltd.	8,663	54,229

Apollo Hospitals Enterprise Ltd.	858	58,814

Asian Paints Ltd.	3,571	146,009

Aurobindo Pharma Ltd.	3,755	48,915

Avenue Supermarts Ltd.*(a)	1,536	75,360

Axis Bank Ltd.	21,671	287,067

Bajaj Finance Ltd.	2,675	235,559

Bajaj Finserv Ltd.	4,092	82,899

Bandhan Bank Ltd.(a)	9,317	27,028

Bharti Airtel Ltd.	24,391	302,551

Britannia Industries Ltd.	831	53,312

Cipla Ltd.	3,791	56,778

Divi’s Laboratories Ltd.	1,170	54,890

Dr. Reddy’s Laboratories Ltd.	1,221	85,073

GAIL India Ltd.	14,138	27,541

Godrej Consumer Products Ltd.	5,361	72,877

Grasim Industries Ltd.	4,180	107,235

HCL Technologies Ltd.	11,283	198,789

HDFC Life Insurance Co. Ltd.(a)	7,894	61,349

Hindalco Industries Ltd.	14,906	110,138

Hindustan Unilever Ltd.	7,795	249,544

ICICI Bank Ltd.	49,218	589,454

ICICI Lombard General Insurance Co. Ltd.(a)	2,108	35,974

Infosys Ltd.	32,440	601,483

ITC Ltd.	28,907	160,525

JSW Steel Ltd.	10,211	108,014

Kotak Mahindra Bank Ltd.	5,119	117,379

Larsen & Toubro Ltd.	6,253	264,957

Lupin Ltd.	3,161	50,254

Mahindra & Mahindra Ltd.	8,292	172,330

Marico Ltd.	5,361	35,337

Maruti Suzuki India Ltd.	1,410	174,566

NTPC Ltd.	42,387	158,492

Oil & Natural Gas Corp. Ltd.	24,740	60,963

Pidilite Industries Ltd.	1,513	49,366

Power Grid Corp. of India Ltd.	43,420	123,768

Reliance Industries Ltd.	27,042	840,032

Samvardhana Motherson International Ltd.	22,777	27,905

SBI Life Insurance Co. Ltd.(a)	4,722	81,294

Shriram Finance Ltd.	2,514	62,033

State Bank of India	16,722	129,021

Sun Pharmaceutical Industries Ltd.	8,214	124,320

Tata Consultancy Services Ltd.	9,004	410,458

Tata Consumer Products Ltd.	8,052	105,162

Tata Motors Ltd.	19,572	183,445

Tata Steel Ltd.	63,382	106,330

Tech Mahindra Ltd.	6,933	106,032

Titan Co. Ltd.	3,407	150,483

UltraTech Cement Ltd.	1,095	138,208

UPL Ltd.	4,181	29,506

Vedanta Ltd.	21,480	66,740

Wipro Ltd.	11,990	67,908

Total India		7,865,868

See Notes to Financial Statements.

WisdomTree Trust	93

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

December 31, 2023

Investments	Shares	Value

Indonesia – 1.9%

Astra International Tbk. PT	245,300	$90,014

Bank Central Asia Tbk. PT	531,900	324,730

Bank Mandiri Persero Tbk. PT	416,200	163,539

Bank Rakyat Indonesia Persero Tbk. PT	643,800	239,381

Charoen Pokphand Indonesia Tbk. PT	115,800	37,793

Telkom Indonesia Persero Tbk. PT	560,100	143,690

Unilever Indonesia Tbk. PT	120,700	27,672

Total Indonesia		1,026,819

Luxembourg – 0.1%

Reinet Investments SCA	1,824	46,500

Malaysia – 1.1%

CIMB Group Holdings Bhd.	81,543	103,814

Dialog Group Bhd.	31,200	14,055

Hartalega Holdings Bhd.*	21,000	12,340

Hong Leong Bank Bhd.	7,300	30,026

IHH Healthcare Bhd.	45,600	59,841

Malayan Banking Bhd.	9,150	17,703

Petronas Chemicals Group Bhd.	30,900	48,149

Petronas Gas Bhd.	19,200	72,705

Press Metal Aluminium Holdings Bhd.	46,000	48,152

Public Bank Bhd.	125,000	116,703

Tenaga Nasional Bhd.	21,400	46,759

Top Glove Corp. Bhd.*	30,700	6,013

Total Malaysia		576,260

Mexico – 3.3%

America Movil SAB de CV, Series B	366,459	340,610

Cemex SAB de CV, Series CPO*	160,332	125,164

Fibra Uno Administracion SA de CV	33,668	60,777

Fomento Economico Mexicano SAB de CV	21,198	276,640

Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,615	63,279

Grupo Aeroportuario del Sureste SAB de CV, Class B	3,080	90,477

Grupo Bimbo SAB de CV, Series A	19,630	99,631

Grupo Financiero Banorte SAB de CV, Class O	28,651	288,904

Grupo Mexico SAB de CV, Series B	30,596	170,157

Grupo Televisa SAB, Series CPO	26,317	17,623

Sitios Latinoamerica SAB de CV*(b)	18,918	7,742

Wal-Mart de Mexico SAB de CV	58,023	245,221

Total Mexico		1,786,225

Philippines – 0.6%

Ayala Corp.	3,580	44,027

Ayala Land, Inc.	104,800	65,198

Bank of the Philippine Islands	21,437	40,184

BDO Unibank, Inc.	27,742	65,378

JG Summit Holdings, Inc.	34,030	23,445

SM Investments Corp.	150	2,362

SM Prime Holdings, Inc.	105,800	62,859

Total Philippines		303,453

Poland – 0.9%

Allegro.eu SA*(a)	4,094	34,696

Bank Polska Kasa Opieki SA	2,741	105,987

CD Projekt SA	756	22,109

Dino Polska SA*(a)	116	13,591

KGHM Polska Miedz SA	2,026	63,218

ORLEN SA	3,499	58,283

Powszechna Kasa Oszczednosci Bank Polski SA*	8,468	108,363

Powszechny Zaklad Ubezpieczen SA	6,954	83,595

Total Poland		489,842

Russia – 0.0%

Gazprom PJSC*†	99,020	0

LUKOIL PJSC*†	2,998	0

Magnit PJSC*†	903	0

MMC Norilsk Nickel PJSC*†	367	0

MMC Norilsk Nickel PJSC, ADR*†	8	0

Mobile TeleSystems PJSC, ADR*†	2,887	0

Novatek PJSC*†	6,960	0

Novolipetsk Steel PJSC*†	12,900	0

Polymetal International PLC*†	2,011	0

Polyus PJSC*†	326	0

Rosneft Oil Co. PJSC*†	3,254	0

Rosneft Oil Co. PJSC, GDR*†(c)	1,340	0

Sberbank of Russia PJSC, ADR*†	21,191	0

Severstal PAO, GDR*†(c)	2,080	0

Surgutneftegas PJSC*†	112,960	0

Tatneft PJSC*†	12,210	0

TCS Group Holding PLC, GDR*†(c)	430	0

X5 Retail Group NV, GDR*†(c)	1,673	0

Yandex NV, Class A*†	2,324	0

Total Russia		0

South Africa – 4.5%

Absa Group Ltd.	9,241	82,725

Anglo American Platinum Ltd.(b)	409	21,560

Aspen Pharmacare Holdings Ltd.	4,431	49,307

Bid Corp. Ltd.	2,617	61,055

Bidvest Group Ltd.	3,904	53,859

Capitec Bank Holdings Ltd.	611	67,702

Clicks Group Ltd.	2,322	41,356

Discovery Ltd.	4,747	37,296

Exxaro Resources Ltd.	2,542	28,423

FirstRand Ltd.	39,912	160,434

Gold Fields Ltd.	8,966	136,190

Growthpoint Properties Ltd.	36,606	23,380

Impala Platinum Holdings Ltd.	7,764	38,749

Mr. Price Group Ltd.	3,739	32,061

MTN Group Ltd.(b)	17,157	108,360

MultiChoice Group*	4,478	19,839

Naspers Ltd., Class N	4,721	807,507

Nedbank Group Ltd.	4,784	56,566

Northam Platinum Holdings Ltd.	4,221	32,413

Old Mutual Ltd.	79,039	56,446

Remgro Ltd.	6,173	54,846

Sanlam Ltd.	20,944	83,375

Sasol Ltd.	6,004	60,833

See Notes to Financial Statements.

94	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

December 31, 2023

Investments	Shares	Value

Shoprite Holdings Ltd.	5,728	$86,151

Sibanye Stillwater Ltd.	20,970	28,552

Standard Bank Group Ltd.	8,610	97,976

Vodacom Group Ltd.	3,627	21,023

Woolworths Holdings Ltd.	14,554	57,460

Total South Africa		2,405,444

South Korea – 12.6%

Amorepacific Corp.	368	41,432

Celltrion, Inc.	1,290	201,770

CJ CheilJedang Corp.	73	18,365

Coway Co. Ltd.	566	25,138

E-MART, Inc.	99	5,888

Hana Financial Group, Inc.	2,801	94,389

Hankook Tire & Technology Co. Ltd.	941	33,171

Hanon Systems	2,393	13,545

Hanwha Galleria Corp.*	4,812	5,074

Hanwha Solutions Corp.*	1,202	36,865

HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	376	35,297

HLB, Inc.*	1,167	45,941

Hyundai Engineering & Construction Co. Ltd.	1,290	34,957

Hyundai Glovis Co. Ltd.	184	27,359

Hyundai Motor Co.	1,545	244,124

Hyundai Steel Co.	756	21,426

Kakao Corp.	467	19,690

KB Financial Group, Inc.	3,532	148,367

Kia Corp.	2,362	183,399

Korea Electric Power Corp.	2,431	35,675

Korea Investment Holdings Co. Ltd.	488	23,227

Korean Air Lines Co. Ltd.	1,675	31,084

KT&G Corp.	867	58,500

Kumho Petrochemical Co. Ltd.	274	28,274

LG Chem Ltd.	453	175,516

LG Display Co. Ltd.	3,413	33,762

LG Electronics, Inc.	1,020	80,624

LG H&H Co. Ltd.	76	20,949

Lotte Chemical Corp.	111	13,204

NAVER Corp.	1,112	193,406

NCSoft Corp.	142	26,517

Orion Corp.	256	23,078

POSCO Future M Co. Ltd.	257	71,638

POSCO Holdings, Inc.	608	235,807

S-Oil Corp.	464	25,075

Samsung Biologics Co. Ltd.*(a)	142	83,795

Samsung Electro-Mechanics Co. Ltd.	543	64,592

Samsung Electronics Co. Ltd.	50,019	3,048,755

Samsung Fire & Marine Insurance Co. Ltd.	274	55,953

Samsung Heavy Industries Co. Ltd.*	4,451	26,784

Samsung Life Insurance Co. Ltd.	620	33,265

Samsung SDI Co. Ltd.	509	186,542

Samsung SDS Co. Ltd.	304	40,127

Shinhan Financial Group Co. Ltd.	4,027	125,541

SK Hynix, Inc.	5,038	553,519

SK Innovation Co. Ltd.*	469	51,092

SK Square Co. Ltd.*	330	13,478

SK Telecom Co. Ltd.	911	35,438

SK, Inc.	365	50,446

Woori Financial Group, Inc.	5,173	52,216

Yuhan Corp.	550	29,381

Total South Korea		6,763,457

Taiwan – 16.4%

Acer, Inc.	71,000	124,462

Advantech Co. Ltd.	3,299	39,987

ASE Technology Holding Co. Ltd.	40,000	175,950

Asia Cement Corp.	16,000	21,609

AUO Corp.*	67,800	40,096

Cathay Financial Holding Co. Ltd.*	86,468	128,897

Chang Hwa Commercial Bank Ltd.	43,275	25,240

Cheng Shin Rubber Industry Co. Ltd.	26,000	38,038

China Development Financial Holding Corp.*	144,000	58,885

China Steel Corp.	120,000	105,570

Chunghwa Telecom Co. Ltd.	38,000	148,580

Compal Electronics, Inc.	67,000	86,996

CTBC Financial Holding Co. Ltd.	158,000	145,951

Delta Electronics, Inc.	17,000	173,653

E.Sun Financial Holding Co. Ltd.	121,986	102,548

Evergreen Marine Corp. Taiwan Ltd.	5,600	26,184

Far EasTone Telecommunications Co. Ltd.	13,000	33,802

First Financial Holding Co. Ltd.	111,919	99,920

Formosa Chemicals & Fibre Corp.	37,000	75,108

Formosa Petrochemical Corp.	11,000	28,924

Formosa Plastics Corp.	40,000	103,224

Fubon Financial Holding Co. Ltd.	75,325	159,041

Giant Manufacturing Co. Ltd.	2,036	12,206

Hon Hai Precision Industry Co. Ltd.	122,000	415,405

Hotai Motor Co. Ltd.	3,060	70,691

Hua Nan Financial Holdings Co. Ltd.	76,698	55,854

Innolux Corp.	60,990	28,418

Largan Precision Co. Ltd.	1,000	93,514

Lite-On Technology Corp., ADR	19,000	72,433

MediaTek, Inc.	13,000	429,938

Mega Financial Holding Co. Ltd.	105,487	134,735

Nan Ya Plastics Corp.	43,000	93,172

Nanya Technology Corp.	24,000	60,996

Novatek Microelectronics Corp.	5,000	84,228

President Chain Store Corp.	5,000	43,906

Quanta Computer, Inc.	26,000	190,189

SinoPac Financial Holdings Co. Ltd.	156,697	100,583

Taishin Financial Holding Co. Ltd.	119,937	70,734

Taiwan Cement Corp.	46,997	53,367

Taiwan Cooperative Financial Holding Co. Ltd.	108,268	94,191

Taiwan Mobile Co. Ltd.	26,000	83,531

Taiwan Semiconductor Manufacturing Co. Ltd.	213,000	4,115,573

Uni-President Enterprises Corp.	66,000	160,212

Unimicron Technology Corp.	10,000	57,347

United Microelectronics Corp.	116,000	198,811

See Notes to Financial Statements.

WisdomTree Trust	95

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

December 31, 2023

Investments	Shares	Value

Winbond Electronics Corp.	46,809	$46,442

Yuanta Financial Holding Co. Ltd.	117,222	105,418

Total Taiwan		8,814,559

Thailand – 2.1%

Advanced Info Service PCL, NVDR	14,800	94,092

Airports of Thailand PCL, NVDR	45,800	80,174

Bangkok Dusit Medical Services PCL, NVDR	75,500	61,382

Central Pattana PCL, NVDR	38,500	78,957

Charoen Pokphand Foods PCL, NVDR	64,500	37,038

CP ALL PCL, NVDR	42,300	69,400

Delta Electronics Thailand PCL, NVDR	35,200	90,752

Energy Absolute PCL, NVDR	23,400	30,336

Gulf Energy Development PCL, NVDR	14,700	19,165

Home Product Center PCL, NVDR	91,100	31,228

Intouch Holdings PCL, NVDR	22,900	47,971

Kasikornbank PCL, NVDR	17,800	70,402

Minor International PCL, NVDR	48,300	41,745

PTT Exploration & Production PCL, NVDR	14,000	61,320

PTT Global Chemical PCL, NVDR	27,400	30,906

PTT Oil & Retail Business PCL, NVDR	57,400	32,120

PTT PCL, NVDR	135,900	142,340

SCB X PCL, NVDR	4,900	15,217

Siam Cement PCL, NVDR	10,100	90,547

Total Thailand		1,125,092

Turkey – 0.1%

BIM Birlesik Magazalar AS	5,267	53,635
TOTAL COMMON STOCKS (Cost: $49,417,953)		46,379,687

PREFERRED STOCKS – 3.1%

Brazil – 3.0%

Banco Bradesco SA	77,357	272,157

Gerdau SA	14,618	71,501

Itau Unibanco Holding SA	55,182	385,897

Itausa SA	71,582	152,813

Petroleo Brasileiro SA	95,034	728,563

Total Brazil		1,610,931

Chile – 0.1%

Sociedad Quimica y Minera de Chile SA, Class B	947	57,094
TOTAL PREFERRED STOCKS (Cost: $1,180,729)		1,668,025

RIGHTS – 0.0%

Brazil – 0.0%
Localiza Rent a Car SA, expiring 2/5/24* (Cost: $0)	26	107

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.5%

United States – 0.5%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(d)
(Cost: $229,398)	229,398	229,398

TOTAL INVESTMENTS IN SECURITIES – 89.9% (Cost: $50,828,080)		48,277,217

Other Assets less Liabilities – 10.1%		5,449,378

NET ASSETS – 100.0%		$53,726,595
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at December 31, 2023 (See Note 2). At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $551,362 and the total market value of the collateral held by the Fund was $579,522. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $350,124.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of December 31, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
2 Year U.S. Treasury Note	30	3/28/24	$6,177,422	$58,828
5 Year U.S. Treasury Note	57	3/28/24	6,200,086	139,437
10 Year U.S. Treasury Note	56	3/19/24	6,321,875	205,052
U.S. Treasury Long Bond	52	3/19/24	6,496,750	477,914
Ultra 10 Year U.S. Treasury Note	54	3/19/24	6,372,844	282,101
			$31,568,977	$1,163,332

See Notes to Financial Statements.

96	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Russia	$—	$—	$0	*	$0
Other	46,379,687	—	—		46,379,687
Preferred Stocks	1,668,025	—	—		1,668,025
Rights	107	—	—		107
Investment of Cash Collateral for Securities Loaned	—	229,398	—		229,398
Total Investments in Securities	$48,047,819	$229,398	$0		$48,277,217
Financial Derivative Instruments
Futures Contracts[1]	$1,163,332	$—	$—		$1,163,332
Total – Net	$49,211,151	$229,398	$0		$49,440,549
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	97

Schedule of Investments (unaudited)

WisdomTree International Efficient Core Fund (NTSI)

December 31, 2023

Investments	Shares	Value

COMMON STOCKS – 88.5%

Australia – 6.8%

ANZ Group Holdings Ltd.	52,267	$924,421

Aristocrat Leisure Ltd.	12,136	338,030

ASX Ltd.	5,084	218,759

BHP Group Ltd.	88,891	3,057,606

Brambles Ltd.	26,879	249,436

Cochlear Ltd.(a)	149	30,366

Coles Group Ltd.	23,263	255,722

Commonwealth Bank of Australia(a)	32,091	2,448,117

CSL Ltd.	8,033	1,571,219

Dexus(a)	3,936	20,627

Fortescue Ltd.	29,503	584,212

Goodman Group(a)	30,071	519,129

Insurance Australia Group Ltd.	56,874	219,653

Lottery Corp. Ltd.(a)	34,587	114,226

Macquarie Group Ltd.	6,372	798,411

National Australia Bank Ltd.(a)	60,500	1,267,362

Northern Star Resources Ltd.(a)	18,750	174,639

QBE Insurance Group Ltd.	30,846	311,717

Ramsay Health Care Ltd.(a)	3,280	117,747

Rio Tinto Ltd.	6,047	559,756

Rio Tinto PLC	20,469	1,524,404

Santos Ltd.	15,563	80,708

Scentre Group	47,539	96,990

Sonic Healthcare Ltd.	9,002	197,052

South32 Ltd.	88,164	200,329

Stockland	16,230	49,282

Tabcorp Holdings Ltd.(a)	34,587	19,706

Telstra Group Ltd.	119,471	322,823

Transurban Group	50,314	470,688

Wesfarmers Ltd.	22,779	886,587

Westpac Banking Corp.	67,189	1,049,883

Woodside Energy Group Ltd.	31,166	660,526

Woolworths Group Ltd.	24,468	621,081

Total Australia		19,961,214

Austria – 0.1%

Erste Group Bank AG	4,893	198,528

Belgium – 0.6%

Ageas SA	3,280	142,430

Anheuser-Busch InBev SA	14,182	915,216

KBC Group NV	4,397	285,212

Solvay SA	820	25,118

Syensqo SA*	820	85,382

UCB SA	1,968	171,525

Umicore SA	3,994	109,858

Total Belgium		1,734,741

China – 0.3%

BOC Hong Kong Holdings Ltd.	85,000	230,773

Prosus NV(a)	19,330	576,207

Total China		806,980

Denmark – 3.3%

Ambu AS, Class B*	4,428	69,028

AP Moller – Maersk AS, Class B	164	295,029

Carlsberg AS, Class B	1,005	126,110

Chr Hansen Holding AS	1,968	165,119

Coloplast AS, Class B	2,767	316,540

Danske Bank AS	4,431	118,452

DSV AS	3,942	692,501

Genmab AS*	1,148	366,599

GN Store Nord AS*	2,933	74,669

Novo Nordisk AS, Class B	59,543	6,159,575

Novozymes AS, Class B	3,936	216,446

Orsted AS(b)	3,226	178,932

Pandora AS	1,804	249,467

Vestas Wind Systems AS*	18,201	577,989

Total Denmark		9,606,456

Finland – 0.9%

Elisa OYJ	1,413	65,354

Fortum OYJ	8,176	117,953

Kesko OYJ, Class B	6,724	133,141

Kone OYJ, Class B	7,708	384,521

Neste OYJ	7,862	279,736

Nokia OYJ	109,804	370,193

Nordea Bank Abp	41,929	518,899

Sampo OYJ, Class A	6,724	294,210

Stora Enso OYJ, Class R(a)	7,383	102,149

UPM-Kymmene OYJ	7,052	265,327

Total Finland		2,531,483

France – 11.1%

Air Liquide SA	9,863	1,918,856

Airbus SE	11,285	1,742,494

Alstom SA(a)	5,792	77,929

Arkema SA	328	37,320

Atos SE*(a)	1,640	12,772

AXA SA	35,593	1,159,482

BNP Paribas SA	19,069	1,318,432

Bouygues SA	1,107	41,724

Bureau Veritas SA	1,476	37,289

Capgemini SE	3,267	681,178

Carrefour SA	5,582	102,142

Cie de Saint-Gobain SA	10,332	760,807

Cie Generale des Etablissements Michelin SCA	9,840	352,832

Credit Agricole SA	11,906	169,029

Danone SA	9,845	638,161

Dassault Systemes SE	13,077	638,997

Edenred SE	3,608	215,779

Eiffage SA	494	52,944

Engie SA	32,469	570,929

EssilorLuxottica SA	5,146	1,032,311

Hermes International SCA	513	1,087,356

Kering SA	1,476	650,555

L’Oreal SA	4,793	2,386,006

Legrand SA	5,248	545,517

LVMH Moet Hennessy Louis Vuitton SE	5,154	4,176,654

Orange SA	19,004	216,310

Pernod Ricard SA	3,956	698,107

See Notes to Financial Statements.

98	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

December 31, 2023

Investments	Shares	Value

Publicis Groupe SA	3,617	$335,624

Renault SA	3,067	125,033

Safran SA	5,909	1,040,856

Sanofi SA	19,938	1,976,920

Sartorius Stedim Biotech	492	130,165

Schneider Electric SE	10,213	2,050,804

Societe Generale SA	10,350	274,681

Sodexo SA	1,312	144,379

Teleperformance SE	1,148	167,458

Thales SA	1,373	203,160

TotalEnergies SE	46,023	3,131,702

Unibail-Rodamco-Westfield*(a)	868	64,165

Valeo SE	1,456	22,380

Veolia Environnement SA	9,184	289,744

Vinci SA	9,639	1,210,646

Vivendi SE	14,256	152,377

Worldline SA*(b)	4,942	85,545

Total France		32,727,551

Germany – 7.4%

adidas AG	3,509	713,844

Allianz SE, Registered Shares	7,576	2,024,838

BASF SE	17,367	935,818

Bayer AG, Registered Shares	17,554	652,120

Bayerische Motoren Werke AG	4,978	554,184

Beiersdorf AG	1,804	270,421

Brenntag SE	2,460	226,145

Continental AG	1,804	153,285

Covestro AG*(b)	3,941	229,338

Daimler Truck Holding AG	1,662	62,458

Delivery Hero SE*(b)	1,774	49,011

Deutsche Bank AG, Registered Shares	35,013	478,204

Deutsche Boerse AG	3,585	738,572

Deutsche Post AG, Registered Shares	18,632	923,198

Deutsche Telekom AG, Registered Shares	59,269	1,424,005

Deutsche Wohnen SE	4,250	112,393

E.ON SE	39,288	527,304

Fresenius Medical Care AG	2,968	124,456

Fresenius SE & Co. KGaA	6,644	206,014

Hannover Rueck SE	657	156,981

Heidelberg Materials AG	2,499	223,437

HelloFresh SE*	2,123	33,559

Infineon Technologies AG	26,443	1,104,148

Knorr-Bremse AG	1,148	74,567

Mercedes-Benz Group AG	13,954	964,164

Merck KGaA	2,491	396,518

MTU Aero Engines AG	986	212,663

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	2,624	1,087,266

Puma SE	1,968	109,828

RWE AG	11,925	542,462

SAP SE	19,432	2,994,017

Scout24 SE(b)	3,069	217,513

Siemens AG, Registered Shares	13,829	2,595,733

Siemens Energy AG*	8,381	111,097

Siemens Healthineers AG(b)	5,227	303,713

Symrise AG	2,258	248,532

Vonovia SE	2,929	92,342

Zalando SE*(b)	2,196	52,034

Total Germany		21,926,182

Hong Kong – 1.5%

AIA Group Ltd.	229,600	2,000,919

CK Asset Holdings Ltd.	64,000	321,289

CLP Holdings Ltd.	23,500	193,964

Hang Seng Bank Ltd.	18,000	209,885

Hong Kong & China Gas Co. Ltd.	188,100	144,052

Hong Kong Exchanges & Clearing Ltd.	19,000	652,106

Link REIT	55,894	313,881

MTR Corp. Ltd.	11,500	44,624

Power Assets Holdings Ltd.	19,000	110,104

Sun Hung Kai Properties Ltd.	18,000	194,671

Techtronic Industries Co. Ltd.	10,000	119,164

WH Group Ltd.(b)	322,500	208,156

Total Hong Kong		4,512,815

Ireland – 0.7%

CRH PLC	13,592	937,395

Flutter Entertainment PLC*	3,061	541,013

Kerry Group PLC, Class A	2,128	184,906

Kingspan Group PLC	3,130	271,072

Smurfit Kappa Group PLC	2,933	116,249

Total Ireland		2,050,635

Israel – 0.3%

Bank Hapoalim BM	17,525	158,221

Bank Leumi Le-Israel BM	20,992	169,701

Check Point Software Technologies Ltd.*	1,856	283,578

Nice Ltd.*	1,442	291,972

Teva Pharmaceutical Industries Ltd., ADR*	971	10,137

Wix.com Ltd.*	972	119,576

Total Israel		1,033,185

Italy – 2.0%

Assicurazioni Generali SpA	17,529	369,938

Enel SpA	148,612	1,104,826

Eni SpA	45,888	777,993

Ferrari NV	2,183	735,975

FinecoBank Banca Fineco SpA	14,743	221,243

Intesa Sanpaolo SpA	290,594	848,576

Moncler SpA	4,428	272,450

Nexi SpA*(a)(b)	10,996	89,959

Prysmian SpA	4,756	216,296

Snam SpA(a)	9,184	47,225

Telecom Italia SpA*(a)	161,413	52,457

Terna – Rete Elettrica Nazionale(a)	12,147	101,361

UniCredit SpA	35,735	969,695

Total Italy		5,807,994

Japan – 20.0%

Aeon Co. Ltd.(a)	16,400	366,551

Ajinomoto Co., Inc.(a)	14,300	551,795

See Notes to Financial Statements.

WisdomTree Trust	99

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

December 31, 2023

Investments	Shares	Value

Asahi Group Holdings Ltd.(a)	15,300	$570,630

Asahi Kasei Corp.	49,182	362,463

Astellas Pharma, Inc.	50,600	605,133

Bridgestone Corp.(a)	16,400	679,359

Canon, Inc.(a)	30,100	772,890

Central Japan Railway Co.	2,500	63,555

Chugai Pharmaceutical Co. Ltd.	16,400	621,427

Dai-ichi Life Holdings, Inc.	27,400	581,507

Daiichi Sankyo Co. Ltd.	34,800	955,778

Daikin Industries Ltd.	4,100	668,453

Daiwa House Industry Co. Ltd.	15,600	472,714

FANUC Corp.	3,000	88,247

Fast Retailing Co. Ltd.	1,500	372,287

Fujitsu Ltd.	1,500	226,362

Hitachi Ltd.	16,400	1,183,061

Honda Motor Co. Ltd.	98,400	1,023,226

Hoya Corp.	2,700	337,548

ITOCHU Corp.	32,300	1,321,280

Japan Exchange Group, Inc.	16,400	347,008

Japan Post Holdings Co. Ltd.	52,800	471,709

Japan Tobacco, Inc.(a)	32,800	848,035

Kao Corp.(a)	14,400	592,424

KDDI Corp.	32,800	1,043,700

Keyence Corp.	3,000	1,321,890

Kirin Holdings Co. Ltd.(a)	32,800	480,670

Komatsu Ltd.	26,700	698,465

Kubota Corp.	32,600	490,804

Kyowa Kirin Co. Ltd.	15,900	267,293

LY Corp.	84,100	298,090

M3, Inc.	15,400	254,846

Marubeni Corp.	45,800	723,970

MINEBEA MITSUMI, Inc.	16,400	337,178

MISUMI Group, Inc.	14,500	245,764

Mitsubishi Chemical Group Corp.	65,600	402,031

Mitsubishi Corp.	95,400	1,524,925

Mitsubishi Electric Corp.	52,500	744,414

Mitsubishi Estate Co. Ltd.	35,100	483,752

Mitsubishi Heavy Industries Ltd.	7,600	444,259

Mitsubishi UFJ Financial Group, Inc.	259,900	2,233,429

Mitsui Fudosan Co. Ltd.	28,500	699,057

Mizuho Financial Group, Inc.	62,700	1,072,945

Murata Manufacturing Co. Ltd.	47,700	1,012,669

Nexon Co. Ltd.(a)	15,500	282,503

NIDEC Corp.	300	12,119

Nihon M&A Center Holdings, Inc.(a)	15,300	84,401

Nintendo Co. Ltd.	16,400	856,062

Nippon Paint Holdings Co. Ltd.	30,500	246,631

Nippon Steel Corp.	19,500	446,765

Nippon Telegraph & Telephone Corp.	457,600	559,260

Nissan Motor Co. Ltd.	80,100	314,877

Nomura Holdings, Inc.	126,900	574,011

Nomura Research Institute Ltd.	2,300	66,905

NTT Data Group Corp.	18,700	265,153

Odakyu Electric Railway Co. Ltd.	16,400	250,223

Olympus Corp.	32,400	468,947

Ono Pharmaceutical Co. Ltd.	14,800	264,128

Otsuka Holdings Co. Ltd.	13,200	495,211

Pan Pacific International Holdings Corp.	15,200	362,695

Panasonic Holdings Corp.	52,100	516,085

Rakuten Group, Inc.(a)	35,000	155,909

Recruit Holdings Co. Ltd.	30,900	1,306,970

Renesas Electronics Corp.*	26,400	477,327

Resona Holdings, Inc.	68,300	347,120

Sekisui House Ltd.	24,000	533,182

Seven & i Holdings Co. Ltd.	16,400	650,858

Shimadzu Corp.	13,000	363,498

Shin-Etsu Chemical Co. Ltd.	15,100	633,754

Shiseido Co. Ltd.	100	3,016

SoftBank Corp.(a)	76,000	948,518

SoftBank Group Corp.	32,800	1,464,111

Sompo Holdings, Inc.	11,800	577,194

Sony Group Corp.	27,000	2,568,237

Subaru Corp.	16,700	306,329

Sumitomo Chemical Co. Ltd.	98,400	240,102

Sumitomo Corp.	34,500	752,745

Sumitomo Electric Industries Ltd.	27,000	343,868

Sumitomo Mitsui Financial Group, Inc.	30,100	1,468,918

Sumitomo Mitsui Trust Holdings, Inc.	27,200	522,083

Sumitomo Realty & Development Co. Ltd.	15,000	446,234

Suzuki Motor Corp.	11,800	504,961

Takeda Pharmaceutical Co. Ltd.	32,800	943,192

Terumo Corp.	16,400	537,671

Tokio Marine Holdings, Inc.	33,400	836,066

Tokyo Electron Ltd.	9,800	1,755,561

Tokyo Gas Co. Ltd.	13,500	310,065

Toray Industries, Inc.	50,200	261,041

Toyota Motor Corp.	220,600	4,053,513

Unicharm Corp.	12,900	466,479

Yamato Holdings Co. Ltd.	15,700	290,157

Total Japan		58,998,248

Luxembourg – 0.1%

ArcelorMittal SA	11,152	316,292

Eurofins Scientific SE(a)	2,280	148,547

Total Luxembourg		464,839

Macau – 0.1%

Sands China Ltd.*	70,000	204,840

Netherlands – 3.7%

Adyen NV*(a)(b)	328	422,689

Aegon Ltd.	23,261	134,849

Akzo Nobel NV(a)	3,116	257,537

Argenx SE*	771	292,554

ASM International NV	1,026	532,628

ASML Holding NV	7,697	5,796,149

Ferrovial SE(a)	8,866	323,392

Heineken NV(a)	4,264	433,058

ING Groep NV, Series N	67,514	1,008,760

Just Eat Takeaway.com NV*(a)(b)	1,808	27,525

See Notes to Financial Statements.

100	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

December 31, 2023

Investments	Shares	Value

Koninklijke Ahold Delhaize NV	17,013	$488,911

Koninklijke KPN NV	58,678	202,105

Koninklijke Philips NV	16,869	392,905

Qiagen NV*	3,116	135,618

Randstad NV	984	61,653

Wolters Kluwer NV(a)	3,608	512,944

Total Netherlands		11,023,277

New Zealand – 0.1%

Xero Ltd.*	3,373	258,466

Norway – 0.5%

DNB Bank ASA	14,249	303,060

Equinor ASA	19,199	609,013

Mowi ASA	9,020	161,647

Norsk Hydro ASA	26,059	175,511

Telenor ASA	6,560	75,317

Yara International ASA	2,299	81,767

Total Norway		1,406,315

Portugal – 0.1%

EDP – Energias de Portugal SA	52,975	266,553

Singapore – 0.8%

DBS Group Holdings Ltd.	35,200	891,541

Oversea-Chinese Banking Corp. Ltd.	65,600	646,502

Singapore Telecommunications Ltd.	212,200	397,342

United Overseas Bank Ltd.	16,400	353,711

Total Singapore		2,289,096

Spain – 2.3%

ACS Actividades de Construccion y Servicios SA	3,849	170,752

Aena SME SA(b)	1,476	267,559

Amadeus IT Group SA	9,344	669,682

Banco Bilbao Vizcaya Argentaria SA	115,102	1,045,915

Banco Santander SA	221,422	924,442

CaixaBank SA	51,626	212,489

Cellnex Telecom SA*(b)	5,729	225,676

Endesa SA(a)	4,981	101,572

Grifols SA*(a)	2,779	47,444

Iberdrola SA	112,082	1,469,641

Industria de Diseno Textil SA(a)	20,975	913,595

Repsol SA(a)	26,550	394,468

Telefonica SA	85,402	333,395

Total Spain		6,776,630

Sweden – 2.3%

Alfa Laval AB	6,196	248,016

Alleima AB	1,850	14,065

Assa Abloy AB, Class B	19,686	567,070

Atlas Copco AB, Class A	75,328	1,297,219

Boliden AB	5,083	158,625

Epiroc AB, Class A	20,507	411,448

EQT AB(a)	3,207	90,693

Essity AB, Class B	9,184	227,826

Evolution AB(b)	3,016	359,783

H & M Hennes & Mauritz AB, Class B(a)	15,566	272,803

Hexagon AB, Class B	46,702	560,497

Kinnevik AB, Class B*	5,797	62,182

Nibe Industrier AB, Class B(a)	22,391	157,304

Sandvik AB	24,255	524,915

Skandinaviska Enskilda Banken AB, Class A	11,481	158,125

Skanska AB, Class B	3,116	56,381

SKF AB, Class B	7,067	141,160

Svenska Cellulosa AB SCA, Class B	12,611	189,080

Svenska Handelsbanken AB, Class A	15,402	167,273

Swedbank AB, Class A	8,527	172,015

Telefonaktiebolaget LM Ericsson, Class B	52,916	331,373

Telia Co. AB	12,136	30,985

Volvo AB, Class B	28,355	736,318

Total Sweden		6,935,156

Switzerland – 9.6%

ABB Ltd., Registered Shares	37,823	1,676,229

Accelleron Industries AG	2,104	65,646

Adecco Group AG, Registered Shares	2,129	104,395

Alcon, Inc.	10,168	792,999

Cie Financiere Richemont SA, Class A, Registered Shares	9,966	1,370,599

DSM-Firmenich AG	3,010	305,900

Geberit AG, Registered Shares	938	600,703

Givaudan SA, Registered Shares	164	678,876

Holcim AG, Registered Shares	6,560	514,574

Julius Baer Group Ltd.	2,296	128,624

Kuehne & Nagel International AG, Registered Shares	1,088	374,624

Logitech International SA, Registered Shares	3,470	328,839

Lonza Group AG, Registered Shares	1,199	503,875

Nestle SA, Registered Shares	48,998	5,676,700

Novartis AG, Registered Shares	38,446	3,876,804

Partners Group Holding AG	390	562,074

Roche Holding AG	12,492	3,628,936

Sandoz Group AG*	7,794	250,586

Schindler Holding AG, Participation Certificate	1,363	340,568

Sika AG, Registered Shares	2,816	915,748

Sonova Holding AG, Registered Shares	1,307	426,116

STMicroelectronics NV	15,800	789,682

Straumann Holding AG, Registered Shares	1,640	264,224

Swatch Group AG, Bearer Shares	820	222,720

Swiss Life Holding AG, Registered Shares	328	227,591

Swiss Re AG	4,264	479,064

Swisscom AG, Registered Shares	207	124,448

Temenos AG, Registered Shares	1,428	132,713

UBS Group AG, Registered Shares	53,287	1,652,457

Zurich Insurance Group AG	2,624	1,370,535

Total Switzerland		28,386,849

United Kingdom – 13.2%

abrdn PLC(a)	29,523	67,237

Admiral Group PLC	2,781	95,154

Anglo American PLC	21,737	546,060

Antofagasta PLC	6,889	147,495

Ashtead Group PLC	8,644	601,878

See Notes to Financial Statements.

WisdomTree Trust	101

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

December 31, 2023

Investments	Shares	Value

Associated British Foods PLC	4,777	$144,144

AstraZeneca PLC	22,828	3,084,719

Aviva PLC	42,100	233,299

BAE Systems PLC	48,734	689,910

Barclays PLC	312,110	611,856

Barratt Developments PLC	20,322	145,750

BP PLC	362,441	2,153,798

British American Tobacco PLC	40,786	1,193,522

BT Group PLC	146,343	230,586

Bunzl PLC	6,232	253,431

Burberry Group PLC	6,888	124,336

CK Hutchison Holdings Ltd.	76,500	410,002

Coca-Cola Europacific Partners PLC	2,624	175,126

Compass Group PLC	35,212	963,302

Croda International PLC	2,965	190,879

DCC PLC	847	62,388

Diageo PLC	41,105	1,496,562

Dowlais Group PLC	24,956	33,993

Entain PLC	11,606	147,095

Experian PLC	18,181	742,132

Ferguson PLC	4,062	781,137

Glencore PLC	174,156	1,048,128

Haleon PLC	88,164	361,507

Halma PLC	9,144	266,241

HSBC Holdings PLC	357,921	2,899,644

Imperial Brands PLC	12,055	277,618

Informa PLC	31,471	313,411

InterContinental Hotels Group PLC	3,280	296,457

Intertek Group PLC	3,116	168,663

James Hardie Industries PLC, CDI*	8,410	324,171

Johnson Matthey PLC	3,444	74,527

Kingfisher PLC	30,526	94,679

Legal & General Group PLC	115,489	369,683

Lloyds Banking Group PLC	1,262,900	768,104

London Stock Exchange Group PLC	5,720	676,246

Melrose Industries PLC	24,956	180,512

Mondi PLC	8,033	157,447

National Grid PLC	59,453	801,865

NatWest Group PLC	76,900	215,082

Next PLC	2,132	220,637

Ocado Group PLC*	5,882	56,868

Pearson PLC	13,431	165,089

Persimmon PLC	3,403	60,257

Prudential PLC	46,268	523,292

Reckitt Benckiser Group PLC	12,904	891,591

RELX PLC	33,338	1,321,727

Rentokil Initial PLC	31,635	177,767

Rolls-Royce Holdings PLC*	151,423	578,523

Sage Group PLC	23,999	358,714

Segro PLC	9,534	107,733

Shell PLC	135,211	4,432,416

Smith & Nephew PLC	18,667	256,647

Smiths Group PLC	6,720	151,073

Spirax-Sarco Engineering PLC	1,476	197,663

SSE PLC	18,333	433,764

St. James’s Place PLC	11,644	101,472

Standard Chartered PLC	46,722	397,035

Taylor Wimpey PLC	63,253	118,574

Tesco PLC	127,996	474,007

Unilever PLC	46,165	2,236,343

United Utilities Group PLC	11,266	152,164

Vodafone Group PLC	458,061	400,346

Whitbread PLC	4,100	191,087

WPP PLC	22,944	220,245

Total United Kingdom		38,844,810

United States – 0.7%

GSK PLC	66,822	1,235,348

Stellantis NV	31,167	728,165

Total United States		1,963,513
TOTAL COMMON STOCKS (Cost: $233,523,617)		260,716,356

PREFERRED STOCKS – 0.4%

Germany – 0.4%

Henkel AG & Co. KGaA	5,084	409,185

Porsche Automobil Holding SE	2,460	125,872

Sartorius AG	759	279,365
Volkswagen AG	3,754	463,618
TOTAL PREFERRED STOCKS (Cost: $1,445,357)		1,278,040

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.1%

United States – 1.1%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c)
(Cost: $3,158,392)	3,158,392	3,158,392

TOTAL INVESTMENTS IN SECURITIES – 90.0% (Cost: $238,127,366)		265,152,788

Other Assets less Liabilities – 10.0%		29,364,719

NET ASSETS – 100.0%		$294,517,507
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at December 31, 2023 (See Note 2). At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,402,415 and the total market value of the collateral held by the Fund was $9,899,594. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,741,202.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2023.

See Notes to Financial Statements.

102	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree International Efficient Core Fund (NTSI)

December 31, 2023

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
2 Year U.S. Treasury Note	165	3/28/24	$33,975,820	$323,555
5 Year U.S. Treasury Note	315	3/28/24	34,263,633	770,572
10 Year U.S. Treasury Note	300	3/19/24	33,867,188	1,098,493
U.S. Treasury Long Bond	277	3/19/24	34,607,687	2,546,429
Ultra 10 Year U.S. Treasury Note	286	3/19/24	33,752,469	1,497,081
			$170,466,797	$6,236,130

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$260,716,356	$—	$—	$260,716,356
Preferred Stocks	1,278,040	—	—	1,278,040
Investment of Cash Collateral for Securities Loaned	—	3,158,392	—	3,158,392
Total Investments in Securities	$261,994,396	$3,158,392	$—	$265,152,788
Financial Derivative Instruments
Futures Contracts[1]	$6,236,130	$—	$—	$6,236,130
Total – Net	$268,230,526	$3,158,392	$—	$271,388,918
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	103

Schedule of Investments (unaudited)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2023

Investments	Shares	Value

COMMON STOCKS – 89.1%

Brazil – 0.2%

Banks – 0.1%

NU Holdings Ltd., Class A*	56,814	$473,261

Broadline Retail – 0.1%

MercadoLibre, Inc.*	764	1,200,656
Total Brazil		1,673,917

China – 0.2%

Hotels, Restaurants & Leisure – 0.1%

Yum China Holdings, Inc.	7,411	314,449

Semiconductors & Semiconductor Equipment – 0.1%

NXP Semiconductors NV	4,294	986,246
Total China		1,300,695

Ireland – 0.0%

Trading Companies & Distributors – 0.0%

AerCap Holdings NV*	4,086	303,672

Israel – 0.0%

Software – 0.0%

Check Point Software Technologies Ltd.*	1,967	300,538

Russia – 0.0%

Interactive Media & Services – 0.0%

Yandex NV, Class A*†	6,719	0

South Korea – 0.1%

Broadline Retail – 0.1%

Coupang, Inc.*	21,707	351,436

United Kingdom – 0.0%

Beverages – 0.0%

Coca-Cola Europacific Partners PLC	4,346	290,052

United States – 88.6%

Aerospace & Defense – 1.5%

Axon Enterprise, Inc.*	1,489	384,653

Boeing Co.*	12,895	3,361,211

General Dynamics Corp.	5,348	1,388,715

Howmet Aerospace, Inc.	8,200	443,784

L3Harris Technologies, Inc.	3,135	660,294

Lockheed Martin Corp.	5,217	2,364,553

Northrop Grumman Corp.	2,832	1,325,772

RTX Corp.	29,241	2,460,338

Textron, Inc.	3,899	313,557

TransDigm Group, Inc.	956	967,090

Total Aerospace & Defense		13,669,967

Air Freight & Logistics – 0.4%

Expeditors International of Washington, Inc.	2,670	339,624

FedEx Corp.	4,615	1,167,456

United Parcel Service, Inc., Class B	15,621	2,456,090

Total Air Freight & Logistics		3,963,170

Automobile Components – 0.1%

Aptiv PLC*	5,785	519,030

Automobiles – 1.8%

Ford Motor Co.	75,786	923,831

General Motors Co.	29,796	1,070,272

Rivian Automotive, Inc., Class A*(a)	13,234	310,470

Tesla, Inc.*	58,107	14,438,428

Total Automobiles		16,743,001

Banks – 2.9%

Bank of America Corp.	143,427	4,829,187

Citigroup, Inc.	38,877	1,999,833

Citizens Financial Group, Inc.	12,177	403,546

Fifth Third Bancorp	10,412	359,110

First Citizens BancShares, Inc., Class A	274	388,798

Huntington Bancshares, Inc.	21,336	271,394

JPMorgan Chase & Co.	61,084	10,390,388

M&T Bank Corp.	3,931	538,861

PNC Financial Services Group, Inc.	8,741	1,353,544

Regions Financial Corp.	22,578	437,562

Truist Financial Corp.	25,477	940,611

U.S. Bancorp	30,577	1,323,373

Wells Fargo & Co.	76,952	3,787,577

Total Banks		27,023,784

Beverages – 1.3%

Brown-Forman Corp., Class B	7,604	434,188

Coca-Cola Co.	81,844	4,823,067

Constellation Brands, Inc., Class A	3,993	965,308

Keurig Dr. Pepper, Inc.	18,696	622,951

Molson Coors Beverage Co., Class B	3,604	220,601

Monster Beverage Corp.*	15,802	910,353

PepsiCo, Inc.	27,693	4,703,379

Total Beverages		12,679,847

Biotechnology – 1.8%

AbbVie, Inc.	35,470	5,496,786

Alnylam Pharmaceuticals, Inc.*	1,937	370,761

Amgen, Inc.	10,714	3,085,846

Biogen, Inc.*	2,509	649,254

BioMarin Pharmaceutical, Inc.*	3,871	373,242

Exact Sciences Corp.*	4,051	299,693

Gilead Sciences, Inc.	22,891	1,854,400

Incyte Corp.*	3,865	242,683

Moderna, Inc.*	5,804	577,208

Regeneron Pharmaceuticals, Inc.*	1,785	1,567,748

Sarepta Therapeutics, Inc.*	1,851	178,492

Vertex Pharmaceuticals, Inc.*	4,467	1,817,577

Total Biotechnology		16,513,690

Broadline Retail – 3.2%

Amazon.com, Inc.*	195,522	29,707,613

eBay, Inc.	9,273	404,488

Total Broadline Retail		30,112,101

Building Products – 0.4%

Builders FirstSource, Inc.*	2,276	379,955

Carlisle Cos., Inc.	1,001	312,742

Carrier Global Corp.	13,124	753,974

Johnson Controls International PLC	13,256	764,076

Lennox International, Inc.	569	254,639

See Notes to Financial Statements.

104	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2023

Investments	Shares	Value

Masco Corp.	4,665	$312,462

Owens Corning	1,411	209,153

Trane Technologies PLC	4,310	1,051,209

Total Building Products		4,038,210

Capital Markets – 2.9%

Ameriprise Financial, Inc.	2,067	785,109

ARES Management Corp., Class A	2,937	349,268

Bank of New York Mellon Corp.	14,208	739,526

BlackRock, Inc.	2,881	2,338,796

Blackstone, Inc.	15,239	1,995,090

Charles Schwab Corp.	30,973	2,130,942

CME Group, Inc.	7,517	1,583,080

Coinbase Global, Inc., Class A*	3,882	675,157

FactSet Research Systems, Inc.	843	402,153

Goldman Sachs Group, Inc.	6,849	2,642,139

Intercontinental Exchange, Inc.	12,405	1,593,174

KKR & Co., Inc.	15,001	1,242,833

LPL Financial Holdings, Inc.	1,729	393,555

Moody’s Corp.	3,492	1,363,836

Morgan Stanley	26,667	2,486,698

MSCI, Inc.	1,669	944,070

Nasdaq, Inc.	6,656	386,980

Northern Trust Corp.	3,271	276,007

Raymond James Financial, Inc.	4,310	480,565

S&P Global, Inc.	6,733	2,966,021

State Street Corp.	6,025	466,696

T Rowe Price Group, Inc.	4,948	532,850

Total Capital Markets		26,774,545

Chemicals – 1.4%

Air Products & Chemicals, Inc.	4,366	1,195,411

Albemarle Corp.	2,634	380,560

Celanese Corp.	2,089	324,568

CF Industries Holdings, Inc.	2,981	236,990

Corteva, Inc.	13,397	641,984

Dow, Inc.	14,423	790,957

DuPont de Nemours, Inc.	10,080	775,454

Ecolab, Inc.	5,555	1,101,834

International Flavors & Fragrances, Inc.	3,684	298,294

Linde PLC	10,208	4,192,528

LyondellBasell Industries NV, Class A	5,737	545,474

PPG Industries, Inc.	4,953	740,721

Sherwin-Williams Co.	4,804	1,498,368

Total Chemicals		12,723,143

Commercial Services & Supplies – 0.6%

Cintas Corp.	1,950	1,175,187

Copart, Inc.*	18,087	886,263

Republic Services, Inc.	4,344	716,369

Rollins, Inc.	7,092	309,708

Waste Connections, Inc.	5,509	822,328

Waste Management, Inc.	7,375	1,320,863

Total Commercial Services & Supplies		5,230,718

Communications Equipment – 0.7%

Arista Networks, Inc.*	5,544	1,305,667

Cisco Systems, Inc.	80,630	4,073,428

Motorola Solutions, Inc.	3,059	957,742

Total Communications Equipment		6,336,837

Construction & Engineering – 0.1%

Quanta Services, Inc.	2,792	602,514

Construction Materials – 0.1%

Martin Marietta Materials, Inc.	1,309	653,073

Vulcan Materials Co.	2,722	617,921

Total Construction Materials		1,270,994

Consumer Finance – 0.4%

American Express Co.	12,349	2,313,462

Capital One Financial Corp.	7,301	957,307

Discover Financial Services	5,193	583,693

Total Consumer Finance		3,854,462

Consumer Staples Distribution & Retail – 1.6%

Albertsons Cos., Inc., Class A	9,483	218,109

Costco Wholesale Corp.	9,410	6,211,353

Dollar General Corp.	3,859	524,631

Dollar Tree, Inc.*	4,518	641,782

Kroger Co.	12,831	586,505

Sysco Corp.	11,821	864,470

Target Corp.	9,071	1,291,892

Walgreens Boots Alliance, Inc.	10,597	276,687

Walmart, Inc.	30,466	4,802,965

Total Consumer Staples Distribution & Retail		15,418,394

Containers & Packaging – 0.1%

Amcor PLC	20,460	197,234

Avery Dennison Corp.	1,747	353,174

Ball Corp.	4,872	280,237

International Paper Co.	7,101	256,701

Packaging Corp. of America	1,891	308,063

Total Containers & Packaging		1,395,409

Distributors – 0.1%

Genuine Parts Co.	3,204	443,754

LKQ Corp.	6,813	325,593

Pool Corp.	652	259,959

Total Distributors		1,029,306

Diversified REITs – 0.0%

WP Carey, Inc.	5,688	368,639

Diversified Telecommunication Services – 0.6%

AT&T, Inc.	146,828	2,463,774

Verizon Communications, Inc.	83,362	3,142,747

Total Diversified Telecommunication Services		5,606,521

Electric Utilities – 1.3%

Alliant Energy Corp.	6,554	336,220

American Electric Power Co., Inc.	9,217	748,605

Constellation Energy Corp.	5,354	625,829

See Notes to Financial Statements.

WisdomTree Trust	105

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2023

Investments	Shares	Value

Duke Energy Corp.	16,175	$1,569,622

Edison International	8,228	588,220

Entergy Corp.	5,032	509,188

Evergy, Inc.	3,050	159,210

Eversource Energy	8,187	505,302

Exelon Corp.	20,945	751,925

FirstEnergy Corp.	8,667	317,732

NextEra Energy, Inc.	42,502	2,581,571

PG&E Corp.	50,557	911,543

PPL Corp.	11,248	304,821

Southern Co.	22,715	1,592,776

Xcel Energy, Inc.	9,760	604,242

Total Electric Utilities		12,106,806

Electrical Equipment – 0.6%

AMETEK, Inc.	5,064	835,003

Eaton Corp. PLC	8,245	1,985,561

Emerson Electric Co.	12,251	1,192,390

Hubbell, Inc.	865	284,524

Rockwell Automation, Inc.	2,099	651,697

Vertiv Holdings Co., Class A	7,186	345,144

Total Electrical Equipment		5,294,319

Electronic Equipment, Instruments & Components – 0.5%

Amphenol Corp., Class A	11,311	1,121,260

CDW Corp.	2,697	613,082

Corning, Inc.	20,536	625,321

Jabil, Inc.	1,876	239,002

Keysight Technologies, Inc.*	3,691	587,201

TE Connectivity Ltd.	5,755	808,578

Teledyne Technologies, Inc.*	736	328,470

Trimble, Inc.*	3,481	185,189

Zebra Technologies Corp., Class A*	861	235,337

Total Electronic Equipment, Instruments & Components		4,743,440

Energy Equipment & Services – 0.3%

Baker Hughes Co.	16,910	577,984

Halliburton Co.	15,030	543,334

Schlumberger NV	30,823	1,604,029

Total Energy Equipment & Services		2,725,347

Entertainment – 1.2%

Electronic Arts, Inc.	5,065	692,943

Liberty Media Corp.-Liberty Formula One, Class C*	3,123	197,155

Live Nation Entertainment, Inc.*	3,232	302,515

Netflix, Inc.*	8,770	4,269,938

ROBLOX Corp., Class A*	10,101	461,818

Spotify Technology SA*	2,528	475,036

Take-Two Interactive Software, Inc.*	3,434	552,702

Walt Disney Co.	37,938	3,425,422

Warner Bros Discovery, Inc.*	48,946	557,005

Total Entertainment		10,934,534

Financial Services – 3.8%

Apollo Global Management, Inc.	9,422	878,036

Berkshire Hathaway, Inc., Class A*	7	3,798,375

Berkshire Hathaway, Inc., Class B*	25,443	9,074,501

Block, Inc.*	11,621	898,884

Fidelity National Information Services, Inc.	10,537	632,958

Fiserv, Inc.*	11,777	1,564,457

FleetCor Technologies, Inc.*	1,394	393,958

Global Payments, Inc.	5,460	693,420

Mastercard, Inc., Class A	17,620	7,515,106

PayPal Holdings, Inc.*	20,607	1,265,476

Visa, Inc., Class A	33,932	8,834,196

Total Financial Services		35,549,367

Food Products – 0.7%

Archer-Daniels-Midland Co.	10,567	763,149

Bunge Global SA	2,696	272,161

Conagra Brands, Inc.	12,270	351,658

General Mills, Inc.	11,101	723,119

Hershey Co.	3,008	560,812

Hormel Foods Corp.	4,626	148,541

J M Smucker Co.	1,833	231,655

Kellanova	5,732	320,476

Kraft Heinz Co.	15,953	589,942

Lamb Weston Holdings, Inc.	2,769	299,301

McCormick & Co., Inc., Non-Voting Shares	3,940	269,575

Mondelez International, Inc., Class A	28,156	2,039,339

Tyson Foods, Inc., Class A	4,807	258,376

Total Food Products		6,828,104

Gas Utilities – 0.0%

Atmos Energy Corp.	2,107	244,201

Ground Transportation – 1.0%

CSX Corp.	41,752	1,447,542

JB Hunt Transport Services, Inc.	1,575	314,590

Norfolk Southern Corp.	5,186	1,225,867

Old Dominion Freight Line, Inc.	1,790	725,541

Uber Technologies, Inc.*	40,146	2,471,789

Union Pacific Corp.	12,701	3,119,620

Total Ground Transportation		9,304,949

Health Care Equipment & Supplies – 2.1%

Abbott Laboratories	34,193	3,763,623

Align Technology, Inc.*	1,341	367,434

Baxter International, Inc.	9,532	368,507

Becton Dickinson & Co.	6,208	1,513,697

Boston Scientific Corp.*	28,784	1,664,003

Cooper Cos., Inc.	1,155	437,098

Dexcom, Inc.*	7,305	906,477

Edwards Lifesciences Corp.*	11,268	859,185

GE HealthCare Technologies, Inc.	7,180	555,158

Hologic, Inc.*	5,140	367,253

IDEXX Laboratories, Inc.*	1,512	839,236

Intuitive Surgical, Inc.*	7,111	2,398,967

Medtronic PLC	26,357	2,171,290

ResMed, Inc.	2,652	456,197

STERIS PLC	1,972	433,544

Stryker Corp.	7,779	2,329,499

See Notes to Financial Statements.

106	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2023

Investments	Shares	Value

Zimmer Biomet Holdings, Inc.	4,448	$541,322

Total Health Care Equipment & Supplies		19,972,490

Health Care Providers & Services – 2.4%

Cardinal Health, Inc.	4,992	503,194

Cencora, Inc.	3,442	706,918

Centene Corp.*	9,636	715,088

Cigna Group	6,126	1,834,431

CVS Health Corp.	27,466	2,168,715

Elevance Health, Inc.	5,062	2,387,037

HCA Healthcare, Inc.	4,417	1,195,593

Humana, Inc.	2,277	1,042,433

Laboratory Corp. of America Holdings	1,563	355,254

McKesson Corp.	2,448	1,133,375

Molina Healthcare, Inc.*	911	329,153

Quest Diagnostics, Inc.	1,925	265,419

UnitedHealth Group, Inc.	19,438	10,233,524

Total Health Care Providers & Services		22,870,134

Health Care REITs – 0.1%

Ventas, Inc.	9,023	449,707

Welltower, Inc.	10,543	950,662

Total Health Care REITs		1,400,369

Health Care Technology – 0.1%

Veeva Systems, Inc., Class A*	2,778	534,821

Hotel & Resort REITs – 0.0%

Host Hotels & Resorts, Inc.	15,316	298,203

Hotels, Restaurants & Leisure – 1.9%

Airbnb, Inc., Class A*	8,638	1,175,977

Booking Holdings, Inc.*	718	2,546,904

Carnival Corp.*	22,121	410,123

Chipotle Mexican Grill, Inc.*	562	1,285,272

Darden Restaurants, Inc.	2,294	376,904

Domino’s Pizza, Inc.	587	241,979

DoorDash, Inc., Class A*	6,263	619,348

DraftKings, Inc., Class A*	9,816	346,014

Expedia Group, Inc.*	2,123	322,250

Hilton Worldwide Holdings, Inc.	5,597	1,019,158

Las Vegas Sands Corp.	7,205	354,558

Marriott International, Inc., Class A	5,733	1,292,849

McDonald’s Corp.	15,126	4,485,010

Royal Caribbean Cruises Ltd.*	3,683	476,912

Starbucks Corp.	23,645	2,270,157

Yum! Brands, Inc.	5,538	723,595

Total Hotels, Restaurants & Leisure		17,947,010

Household Durables – 0.3%

DR Horton, Inc.	5,732	871,149

Garmin Ltd.	2,325	298,855

Lennar Corp., Class A	5,099	759,955

NVR, Inc.*	59	413,027

PulteGroup, Inc.	3,745	386,559

Total Household Durables		2,729,545

Household Products – 1.1%

Church & Dwight Co., Inc.	4,274	404,149

Clorox Co.	2,600	370,734

Colgate-Palmolive Co.	17,574	1,400,824

Kimberly-Clark Corp.	6,232	757,250

Procter & Gamble Co.	49,592	7,267,212

Total Household Products		10,200,169

Independent Power & Renewable Electricity Producers – 0.0%

Vistra Corp.	6,226	239,826

Industrial Conglomerates – 0.7%

3M Co.	11,253	1,230,178

General Electric Co.	19,818	2,529,371

Honeywell International, Inc.	13,879	2,910,565

Total Industrial Conglomerates		6,670,114

Industrial REITs – 0.3%

Prologis, Inc.	17,682	2,357,011

Insurance – 1.8%

Aflac, Inc.	11,675	963,188

Allstate Corp.	5,542	775,769

American International Group, Inc.	14,498	982,240

Aon PLC, Class A	4,219	1,227,813

Arch Capital Group Ltd.*	6,216	461,662

Arthur J Gallagher & Co.	4,019	903,793

Brown & Brown, Inc.	4,360	310,040

Chubb Ltd.	8,357	1,888,682

Cincinnati Financial Corp.	3,120	322,795

Everest Group Ltd.	761	269,074

Hartford Financial Services Group, Inc.	5,759	462,908

Loews Corp.	4,107	285,806

Markel Group, Inc.*	297	421,710

Marsh & McLennan Cos., Inc.	9,557	1,810,765

MetLife, Inc.	13,844	915,504

Principal Financial Group, Inc.	5,116	402,476

Progressive Corp.	12,100	1,927,288

Prudential Financial, Inc.	6,813	706,576

Travelers Cos., Inc.	4,521	861,205

W R Berkley Corp.	4,432	313,431

Willis Towers Watson PLC	1,960	472,752

Total Insurance		16,685,477

Interactive Media & Services – 5.2%

Alphabet, Inc., Class A*	124,571	17,401,323

Alphabet, Inc., Class C*	106,000	14,938,580

Match Group, Inc.*	6,297	229,840

Meta Platforms, Inc., Class A*	44,282	15,674,057

Pinterest, Inc., Class A*	10,290	381,142

Total Interactive Media & Services		48,624,942

IT Services – 1.4%

Accenture PLC, Class A	13,886	4,872,736

Akamai Technologies, Inc.*	3,439	407,006

Cloudflare, Inc., Class A*	5,113	425,708

Cognizant Technology Solutions Corp., Class A	10,327	779,998

EPAM Systems, Inc.*	761	226,276

Gartner, Inc.*	1,597	720,423

International Business Machines Corp.	18,176	2,972,685

See Notes to Financial Statements.

WisdomTree Trust	107

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2023

Investments	Shares	Value

MongoDB, Inc.*	1,283	$524,554

Okta, Inc.*	3,203	289,968

Snowflake, Inc., Class A*	6,550	1,303,450

VeriSign, Inc.*	1,629	335,509

Total IT Services		12,858,313

Life Sciences Tools & Services – 1.2%

Agilent Technologies, Inc.	6,243	867,964

Avantor, Inc.*	12,543	286,357

Danaher Corp.	14,817	3,427,765

Illumina, Inc.*	2,070	288,227

IQVIA Holdings, Inc.*	3,482	805,665

Mettler-Toledo International, Inc.*	482	584,647

Revvity, Inc.	2,202	240,700

Thermo Fisher Scientific, Inc.	8,097	4,297,807

Waters Corp.*	1,014	333,839

West Pharmaceutical Services, Inc.	1,415	498,250

Total Life Sciences Tools & Services		11,631,221

Machinery – 1.5%

Caterpillar, Inc.	10,183	3,010,808

Cummins, Inc.	3,006	720,147

Deere & Co.	5,638	2,254,467

Dover Corp.	2,215	340,689

Fortive Corp.	7,141	525,792

Graco, Inc.	3,472	301,231

IDEX Corp.	1,706	370,390

Illinois Tool Works, Inc.	5,231	1,370,208

Ingersoll Rand, Inc.	7,035	544,087

Nordson Corp.	1,299	343,144

Otis Worldwide Corp.	8,169	730,880

PACCAR, Inc.	10,744	1,049,152

Parker-Hannifin Corp.	2,745	1,264,621

Snap-on, Inc.	1,122	324,078

Stanley Black & Decker, Inc.	2,283	223,962

Westinghouse Air Brake Technologies Corp.	3,840	487,296

Xylem, Inc.	5,116	585,066

Total Machinery		14,446,018

Media – 0.6%

Charter Communications, Inc., Class A*	2,071	804,956

Comcast Corp., Class A	86,099	3,775,441

Omnicom Group, Inc.	4,345	375,886

Trade Desk, Inc., Class A*	8,773	631,305

Total Media		5,587,588

Metals & Mining – 0.4%

Freeport-McMoRan, Inc.	29,542	1,257,603

Newmont Corp.	21,923	907,393

Nucor Corp.	4,462	776,566

Reliance Steel & Aluminum Co.	1,067	298,419

Steel Dynamics, Inc.	3,363	397,170

Total Metals & Mining		3,637,151

Multi-Utilities – 0.5%

Ameren Corp.	3,650	264,041

CenterPoint Energy, Inc.	13,920	397,694

CMS Energy Corp.	4,146	240,758

Consolidated Edison, Inc.	7,255	659,987

Dominion Energy, Inc.	16,565	778,555

DTE Energy Co.	4,471	492,973

Public Service Enterprise Group, Inc.	8,419	514,822

Sempra	10,619	793,558

WEC Energy Group, Inc.	7,154	602,152

Total Multi-Utilities		4,744,540

Office REITs – 0.0%

Alexandria Real Estate Equities, Inc.	2,345	297,276

Oil, Gas & Consumable Fuels – 3.2%

APA Corp.	5,670	203,440

Cheniere Energy, Inc.	4,679	798,752

Chevron Corp.	37,569	5,603,792

ConocoPhillips	24,231	2,812,492

Coterra Energy, Inc.	14,494	369,887

Devon Energy Corp.	13,241	599,817

Diamondback Energy, Inc.	3,904	605,432

EOG Resources, Inc.	11,629	1,406,528

EQT Corp.	7,907	305,685

Exxon Mobil Corp.	83,392	8,337,532

Hess Corp.	4,711	679,138

Kinder Morgan, Inc.	36,906	651,022

Marathon Oil Corp.	12,295	297,047

Marathon Petroleum Corp.	8,116	1,204,090

Occidental Petroleum Corp.	13,745	820,714

ONEOK, Inc.	11,690	820,872

Phillips 66	9,218	1,227,284

Pioneer Natural Resources Co.	4,745	1,067,056

Targa Resources Corp.	4,650	403,945

Texas Pacific Land Corp.	147	231,150

Valero Energy Corp.	7,107	923,910

Williams Cos., Inc.	23,438	816,345

Total Oil, Gas & Consumable Fuels		30,185,930

Passenger Airlines – 0.1%

Delta Air Lines, Inc.	14,270	574,082

Southwest Airlines Co.	8,801	254,173

United Airlines Holdings, Inc.*	7,085	292,327

Total Passenger Airlines		1,120,582

Personal Care Products – 0.1%

Estee Lauder Cos., Inc., Class A	4,371	639,259

Pharmaceuticals – 3.3%

Bristol-Myers Squibb Co.	42,460	2,178,623

Eli Lilly & Co.	16,630	9,693,960

Johnson & Johnson	48,400	7,586,216

Merck & Co., Inc.	50,157	5,468,116

Pfizer, Inc.	111,050	3,197,130

Royalty Pharma PLC, Class A	11,672	327,866

Viatris, Inc.	25,845	279,901

Zoetis, Inc.	9,452	1,865,541

Total Pharmaceuticals		30,597,353

See Notes to Financial Statements.

108	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2023

Investments	Shares	Value

Professional Services – 0.7%

Automatic Data Processing, Inc.	8,440	$1,966,267

Booz Allen Hamilton Holding Corp.	2,543	325,275

Broadridge Financial Solutions, Inc.	2,339	481,249

Equifax, Inc.	2,369	585,830

Jacobs Solutions, Inc.	2,360	306,328

Leidos Holdings, Inc.	2,769	299,717

Paychex, Inc.	6,749	803,873

Paycom Software, Inc.	951	196,591

SS&C Technologies Holdings, Inc.	3,841	234,723

TransUnion	4,056	278,688

Verisk Analytics, Inc.	2,853	681,468

Total Professional Services		6,160,009

Real Estate Management & Development – 0.1%

CBRE Group, Inc., Class A*	5,594	520,745

CoStar Group, Inc.*	8,679	758,458

Total Real Estate Management & Development		1,279,203

Residential REITs – 0.2%

AvalonBay Communities, Inc.	2,939	550,240

Equity Residential	7,680	469,709

Essex Property Trust, Inc.	903	223,890

Invitation Homes, Inc.	13,259	452,264

Mid-America Apartment Communities, Inc.	1,710	229,927

Sun Communities, Inc.	2,888	385,981

Total Residential REITs		2,312,011

Retail REITs – 0.2%

Realty Income Corp.	12,543	720,219

Simon Property Group, Inc.	5,865	836,584

Total Retail REITs		1,556,803

Semiconductors & Semiconductor Equipment – 6.9%

Advanced Micro Devices, Inc.*	33,933	5,002,064

Analog Devices, Inc.	10,007	1,986,990

Applied Materials, Inc.	16,900	2,738,983

Broadcom, Inc.	8,730	9,744,862

Enphase Energy, Inc.*	2,421	319,911

Entegris, Inc.	2,933	351,432

First Solar, Inc.*	1,939	334,051

Intel Corp.	83,402	4,190,951

KLA Corp.	2,805	1,630,547

Lam Research Corp.	2,732	2,139,866

Marvell Technology, Inc.	16,137	973,222

Microchip Technology, Inc.	10,767	970,968

Micron Technology, Inc.	22,009	1,878,248

Monolithic Power Systems, Inc.	947	597,349

NVIDIA Corp.	49,268	24,398,499

ON Semiconductor Corp.*	7,529	628,897

QUALCOMM, Inc.	21,752	3,145,992

Skyworks Solutions, Inc.	2,391	268,796

Teradyne, Inc.	3,141	340,861

Texas Instruments, Inc.	18,381	3,133,225

Total Semiconductors & Semiconductor Equipment		64,775,714

Software – 10.2%

Adobe, Inc.*	9,085	5,420,111

ANSYS, Inc.*	1,622	588,591

Atlassian Corp., Class A*	2,699	641,984

Autodesk, Inc.*	4,230	1,029,920

Bentley Systems, Inc., Class B	5,006	261,213

Cadence Design Systems, Inc.*	5,330	1,451,732

Crowdstrike Holdings, Inc., Class A*	4,625	1,180,855

Datadog, Inc., Class A*	5,889	714,807

Fair Isaac Corp.*	483	562,217

Fortinet, Inc.*	13,881	812,455

HubSpot, Inc.*	995	577,637

Intuit, Inc.	5,929	3,705,803

Microsoft Corp.	155,923	58,633,285

Oracle Corp.	33,564	3,538,653

Palantir Technologies, Inc., Class A*	39,610	680,104

Palo Alto Networks, Inc.*	6,455	1,903,450

PTC, Inc.*	2,439	426,727

Roper Technologies, Inc.	1,990	1,084,888

Salesforce, Inc.*	20,353	5,355,688

ServiceNow, Inc.*	4,346	3,070,406

Splunk, Inc.*	3,124	475,941

Synopsys, Inc.*	3,214	1,654,921

Tyler Technologies, Inc.*	759	317,353

Workday, Inc., Class A*	3,996	1,103,136

Zoom Video Communications, Inc., Class A*	6,081	437,285

Zscaler, Inc.*	2,067	457,965

Total Software		96,087,127

Specialized REITs – 1.0%

American Tower Corp.	9,392	2,027,545

Crown Castle, Inc.	8,350	961,836

Digital Realty Trust, Inc.	5,587	751,898

Equinix, Inc.	1,828	1,472,253

Extra Space Storage, Inc.	4,563	731,586

Gaming & Leisure Properties, Inc.	6,640	327,684

Iron Mountain, Inc.	5,762	403,225

Public Storage	3,312	1,010,160

SBA Communications Corp.	1,823	462,477

VICI Properties, Inc.	21,435	683,348

Weyerhaeuser Co.	14,651	509,415

Total Specialized REITs		9,341,427

Specialty Retail – 1.8%

AutoZone, Inc.*	327	845,494

Best Buy Co., Inc.	2,994	234,370

CarMax, Inc.*	3,344	256,619

Home Depot, Inc.	20,896	7,241,509

Lowe’s Cos., Inc.	12,167	2,707,766

O’Reilly Automotive, Inc.*	1,214	1,153,397

Ross Stores, Inc.	6,677	924,030

TJX Cos., Inc.	24,512	2,299,471

Tractor Supply Co.	2,373	510,266

Ulta Beauty, Inc.*	1,019	499,300

Total Specialty Retail		16,672,222

See Notes to Financial Statements.

WisdomTree Trust	109

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Efficient Core Fund (NTSX)

December 31, 2023

Investments	Shares	Value

Technology Hardware, Storage & Peripherals – 6.6%

Apple, Inc.	309,083	$59,507,750

Dell Technologies, Inc., Class C	5,201	397,876

Hewlett Packard Enterprise Co.	27,809	472,197

HP, Inc.	18,498	556,605

NetApp, Inc.	3,498	308,384

Western Digital Corp.*	6,031	315,843

Total Technology Hardware, Storage & Peripherals		61,558,655

Textiles, Apparel & Luxury Goods – 0.4%

Lululemon Athletica, Inc.*	2,262	1,156,538

NIKE, Inc., Class B	23,761	2,579,732

Total Textiles, Apparel & Luxury Goods		3,736,270

Tobacco – 0.4%

Altria Group, Inc.	34,788	1,403,348

Philip Morris International, Inc.	28,303	2,662,746

Total Tobacco		4,066,094

Trading Companies & Distributors – 0.2%

Fastenal Co.	11,540	747,446

United Rentals, Inc.	1,492	855,542

WW Grainger, Inc.	858	711,016

Total Trading Companies & Distributors		2,314,004

Water Utilities – 0.0%

American Water Works Co., Inc.	3,296	435,039

Wireless Telecommunication Services – 0.2%

T-Mobile U.S., Inc.	12,402	1,988,413
Total United States		832,163,682

TOTAL INVESTMENTS IN SECURITIES – 89.1% (Cost: $708,957,171)		836,383,992

Other Assets less Liabilities – 10.9%		102,682,689

NET ASSETS – 100.0%		$939,066,681
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2023 (See Note 2). At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $279,409 and the total market value of the collateral held by the Fund was $287,571, which was entirely composed of non-cash U.S. Government securities.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Appreciation
2 Year U.S. Treasury Note	525	3/28/24	$108,104,883	$1,029,930
5 Year U.S. Treasury Note	999	3/28/24	108,664,665	2,444,347
10 Year U.S. Treasury Note	962	3/19/24	108,600,781	3,522,402
U.S. Treasury Long Bond	907	3/19/24	113,318,312	8,319,345
Ultra 10 Year U.S. Treasury Note	931	3/19/24	109,872,547	4,865,991
			$548,561,188	$20,182,015

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Interactive Media & Services	$48,624,942	$—	$0	*	$48,624,942
Other	787,759,050	—	—		787,759,050
Total Investments in Securities	$836,383,992	$—	$0		$836,383,992
Financial Derivative Instruments
Futures Contracts[1]	$20,182,015	$—	$—		$20,182,015
Total – Net	$856,566,007	$—	$0		$856,566,007
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

110	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

December 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.9%

Canada – 1.0%

Software – 1.0%

Kinaxis, Inc.*	18,191	$2,051,557

China – 1.5%

Semiconductors & Semiconductor Equipment – 1.5%

NXP Semiconductors NV	13,057	2,998,932

Israel – 1.4%

Automobile Components – 1.4%

Mobileye Global, Inc., Class A*(a)	65,652	2,844,045

Japan – 2.2%

Machinery – 0.9%

FANUC Corp.	59,915	1,762,431

Software – 1.3%

Appier Group, Inc.*(a)	207,100	2,717,655
Total Japan		4,480,086

Netherlands – 1.6%

Semiconductors & Semiconductor Equipment – 1.6%

ASML Holding NV, Registered shares	4,163	3,151,058

South Korea – 4.7%

Interactive Media & Services – 2.0%

NAVER Corp.	22,505	3,914,217

Semiconductors & Semiconductor Equipment – 1.3%

SK Hynix, Inc.	24,361	2,676,513

Technology Hardware, Storage & Peripherals – 1.4%

Samsung Electronics Co. Ltd.	45,878	2,796,353
Total South Korea		9,387,083

Sweden – 0.9%

Electronic Equipment, Instruments & Components – 0.9%

Hexagon AB, Class B	143,508	1,722,321

Switzerland – 1.5%

Semiconductors & Semiconductor Equipment – 1.5%

STMicroelectronics NV	57,955	2,896,585

Taiwan – 6.8%

Semiconductors & Semiconductor Equipment – 6.8%

Alchip Technologies Ltd.	24,300	2,593,066

AP Memory Technology Corp.	195,000	2,979,912

eMemory Technology, Inc.	33,000	2,634,366

Faraday Technology Corp.	241,000	2,803,376

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	24,714	2,570,256
Total Taiwan		13,580,976

United Kingdom – 1.6%

Biotechnology – 0.5%

Exscientia PLC, ADR*(a)	150,123	962,289

Software – 1.1%

Darktrace PLC*	468,390	2,189,578
Total United Kingdom		3,151,867

United States – 76.7%

Aerospace & Defense – 1.7%

AeroVironment, Inc.*	13,813	1,740,990

Lockheed Martin Corp.	3,554	1,610,815

Total Aerospace & Defense		3,351,805

Automobile Components – 0.9%

Luminar Technologies, Inc.*(a)	523,135	1,762,965

Automobiles – 1.0%

Tesla, Inc.*	7,661	1,903,605

Biotechnology – 1.5%

Recursion Pharmaceuticals, Inc., Class A*(a)	304,621	3,003,563

Broadline Retail – 1.0%

Amazon.com, Inc.*	13,613	2,068,359

Electrical Equipment – 1.1%

Stem, Inc.*(a)	581,625	2,256,705

Entertainment – 1.2%

ROBLOX Corp., Class A*	52,364	2,394,082

Health Care Equipment & Supplies – 1.1%

Intuitive Surgical, Inc.*	6,364	2,146,959

Health Care Technology – 2.1%

Schrodinger, Inc.*	61,512	2,202,129

Simulations Plus, Inc.	42,485	1,901,204

Total Health Care Technology		4,103,333

Insurance – 0.9%

Lemonade, Inc.*(a)	116,966	1,886,662

Interactive Media & Services – 3.6%

Alphabet, Inc., Class A*	25,981	3,629,286

Meta Platforms, Inc., Class A*	10,124	3,583,491

Total Interactive Media & Services		7,212,777

IT Services – 4.9%

Cloudflare, Inc., Class A*	31,662	2,636,178

MongoDB, Inc.*	5,325	2,177,126

Snowflake, Inc., Class A*	12,463	2,480,137

Twilio, Inc., Class A*	33,802	2,564,558

Total IT Services		9,857,999

Life Sciences Tools & Services – 1.2%

Illumina, Inc.*	16,857	2,347,169

Machinery – 2.3%

Deere & Co.	4,447	1,778,222

Symbotic, Inc.*(a)	54,336	2,789,067

Total Machinery		4,567,289

Semiconductors & Semiconductor Equipment – 21.0%

Advanced Micro Devices, Inc.*	20,376	3,003,626

Ambarella, Inc.*	41,968	2,572,219

Analog Devices, Inc.	13,926	2,765,147

ARM Holdings PLC, ADR*	47,796	3,591,630

CEVA, Inc.*	52,685	1,196,476

GLOBALFOUNDRIES, Inc.*(a)	51,743	3,135,626

Intel Corp.	42,852	2,153,313

See Notes to Financial Statements.

WisdomTree Trust	111

Schedule of Investments (unaudited) (continued)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

December 31, 2023

Investments	Shares	Value

Lattice Semiconductor Corp.*	42,374	$2,923,382

Microchip Technology, Inc.	31,129	2,807,213

Micron Technology, Inc.	32,049	2,735,062

NVIDIA Corp.	4,990	2,471,148

ON Semiconductor Corp.*	35,784	2,989,037

QUALCOMM, Inc.	22,685	3,280,932

Synaptics, Inc.*	28,519	3,253,447

Teradyne, Inc.	27,142	2,945,450

Total Semiconductors & Semiconductor Equipment		41,823,708

Software – 29.3%

Adobe, Inc.*	2,777	1,656,758

Altair Engineering, Inc., Class A*	24,532	2,064,368

Alteryx, Inc., Class A*	50,241	2,369,366

ANSYS, Inc.*	6,829	2,478,108

Atlassian Corp., Class A*	11,444	2,722,070

Autodesk, Inc.*	9,458	2,302,834

C3.ai, Inc., Class A*(a)	76,090	2,184,544

Cadence Design Systems, Inc.*	9,227	2,513,158

Cerence, Inc.*	119,625	2,351,827

Crowdstrike Holdings, Inc., Class A*	11,147	2,846,052

CS Disco, Inc.*	183,091	1,389,661

Datadog, Inc., Class A*	19,266	2,338,507

Dynatrace, Inc.*	43,978	2,405,157

Elastic NV*	26,201	2,952,853

Gitlab, Inc., Class A*	37,299	2,348,345

Microsoft Corp.	8,556	3,217,398

PROS Holdings, Inc.*	57,469	2,229,222

PTC, Inc.*	11,090	1,940,306

Samsara, Inc., Class A*	81,850	2,732,153

SentinelOne, Inc., Class A*	104,310	2,862,266

ServiceNow, Inc.*	3,144	2,221,205

Synopsys, Inc.*	4,647	2,392,787

UiPath, Inc., Class A*	115,837	2,877,391

Unity Software, Inc.*	73,917	3,022,466

Total Software		58,418,802

Technology Hardware, Storage & Peripherals – 1.9%

Apple, Inc.	9,765	1,880,055

IonQ, Inc.*(a)	158,191	1,959,987

Total Technology Hardware, Storage & Peripherals		3,840,042
Total United States		152,945,824
TOTAL COMMON STOCKS (Cost: $178,383,205)		199,210,334

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.9%

United States – 6.9%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b)
(Cost: $13,662,260)	13,662,260	13,662,260

TOTAL INVESTMENTS IN SECURITIES – 106.8% (Cost: $192,045,465)		212,872,594

Other Assets less Liabilities – (6.8)%		(13,467,896)

NET ASSETS – 100.0%		$199,404,698
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at December 31, 2023 (See Note 2). At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $17,067,389 and the total market value of the collateral held by the Fund was $17,739,780. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,077,520.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2023.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC – OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation

Citibank NA	1/2/2024	125,515,265	KRW	97,518	USD	$—	$(61)
JP Morgan Chase Bank NA	1/2/2024	205,100	CAD	155,549	USD	—	(5)
JP Morgan Chase Bank NA	1/2/2024	1,925,000	SEK	193,468	USD	—	(2,455)
JP Morgan Chase Bank NA	1/4/2024	39,000,000	JPY	276,800	USD	—	(165)
						$—	$(2,686)

See Notes to Financial Statements.

112	WisdomTree Trust

Schedule of Investments (unaudited) (concluded)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

December 31, 2023

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$199,210,334	$—	$—	$199,210,334
Investment of Cash Collateral for Securities Loaned	—	13,662,260	—	13,662,260
Total Investments in Securities	$199,210,334	$13,662,260	$—	$212,872,594
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,686)	$—	$(2,686)
Total – Net	$199,210,334	$13,659,574	$—	$212,869,908
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust	113

Schedule of Investments (unaudited)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

December 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.8%

Australia – 3.6%

Metals & Mining – 3.6%

IGO Ltd.	2,819	$17,408

Mineral Resources Ltd.	1,473	70,357

Pilbara Minerals Ltd.(a)	21,223	57,202

Syrah Resources Ltd.*	45,370	19,968
Total Australia		164,935

Belgium – 0.7%

Chemicals – 0.7%

Umicore SA	1,131	31,109

Canada – 2.0%

Electrical Equipment – 2.0%

Ballard Power Systems, Inc.*(a)	25,230	93,351

Chile – 0.8%

Electrical Equipment – 0.8%

Sociedad Quimica y Minera de Chile SA, ADR	634	38,179

China – 21.6%

Automobiles – 0.1%

BYD Co. Ltd., Class A	100	2,781

Chemicals – 7.3%

CNGR Advanced Material Co. Ltd., Class A	6,200	42,778

Do-Fluoride New Materials Co. Ltd., Class A	10,380	22,187

Ganfeng Lithium Group Co. Ltd., Class A	2,400	14,426

Guangzhou Tinci Materials Technology Co. Ltd., Class A	11,600	40,857

Guizhou Red Star Developing Co. Ltd., Class A	2,900	5,221

Ningbo Shanshan Co. Ltd., Class A	7,500	14,346

Shanghai Putailai New Energy Technology Co. Ltd., Class A	6,605	19,415

Shenzhen Capchem Technology Co. Ltd., Class A	3,940	26,172

Shenzhen Dynanonic Co. Ltd., Class A	1,880	16,113

Shenzhen Senior Technology Material Co. Ltd., Class A	9,900	21,439

Sichuan Yahua Industrial Group Co. Ltd., Class A	5,100	9,375

Tianqi Lithium Corp., Class A	3,100	24,289

Wanhua Chemical Group Co. Ltd., Class A	600	6,473

Xiangtan Electrochemical Scientific Co. Ltd., Class A	30,200	45,339

Yunnan Energy New Material Co. Ltd., Class A	2,100	16,757

Zangge Mining Co. Ltd., Class A	3,100	11,032

Total Chemicals		336,219

Electrical Equipment – 10.1%

Beijing Easpring Material Technology Co. Ltd., Class A	5,500	29,506

Camel Group Co. Ltd., Class A	75,700	85,155

Contemporary Amperex Technology Co. Ltd., Class A	440	10,088

Eve Energy Co. Ltd., Class A	1,900	11,260

Fangda Carbon New Material Co. Ltd., Class A*	8,300	6,108

Gotion High-tech Co. Ltd., Class A*	7,700	23,249

Guangzhou Great Power Energy & Technology Co. Ltd., Class A	2,900	11,522

Guangzhou Zhiguang Electric Co. Ltd., Class A	8,300	8,020

Jiangsu Zhongtian Technology Co. Ltd., Class A	11,200	19,646

Jiangxi Special Electric Motor Co. Ltd., Class A*	6,000	11,375

NARI Technology Co. Ltd., Class A	11,104	34,806

Ningbo Ronbay New Energy Technology Co. Ltd., Class A	3,377	18,875

Qingdao TGOOD Electric Co. Ltd., Class A	26,500	74,804

Shenzhen Clou Electronics Co. Ltd., Class A*	18,400	14,497

Sungrow Power Supply Co. Ltd., Class A	1,700	20,912

Sunwoda Electronic Co. Ltd., Class A	5,600	11,608

Zhejiang Narada Power Source Co. Ltd., Class A*	38,900	70,692

Total Electrical Equipment		462,123

Electronic Equipment, Instruments & Components – 0.8%

Hunan Changyuan Lico Co. Ltd., Class A	30,155	30,914

Shenzhen Deren Electronic Co. Ltd., Class A*	2,800	3,846

Total Electronic Equipment, Instruments & Components		34,760

Energy Equipment & Services – 0.1%

Cangzhou Mingzhu Plastic Co. Ltd., Class A	10,200	5,887

Industrial Conglomerates – 0.4%

China Baoan Group Co. Ltd., Class A	10,000	16,487

Metals & Mining – 2.8%

Baotailong New Materials Co. Ltd., Class A*	11,100	5,456

GEM Co. Ltd., Class A	56,800	43,554

Nanjing Hanrui Cobalt Co. Ltd., Class A	5,800	23,043

Tibet Mineral Development Co., Class A	4,300	17,271

Xiamen Tungsten Co. Ltd., Class A	5,500	13,270

Youngy Co. Ltd., Class A	1,500	11,420

Zhejiang Huayou Cobalt Co. Ltd., Class A	3,600	16,648

Total Metals & Mining		130,662
Total China		988,919

Finland – 2.4%

Machinery – 2.4%

Wartsila OYJ Abp	7,468	108,275

France – 3.0%

Aerospace & Defense – 1.2%

Airbus SE	340	52,499

Construction Materials – 0.5%

Imerys SA	757	23,816

Electrical Equipment – 0.5%

Schneider Electric SE	124	24,900

Independent Power & Renewable Electricity Producers – 0.5%

Neoen SA(b)	707	23,648

Metals & Mining – 0.3%

Eramet SA	149	11,768
Total France		136,631

Germany – 8.7%

Automobiles – 2.5%

Bayerische Motoren Werke AG	841	93,626

See Notes to Financial Statements.

114	WisdomTree Trust

Schedule of Investments (unaudited) (continued)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

December 31, 2023

Investments	Shares	Value

Mercedes-Benz Group AG	261	$18,034

Total Automobiles		111,660

Industrial Conglomerates – 1.6%

Siemens AG, Registered Shares	390	73,204

Metals & Mining – 0.5%

Aurubis AG	296	24,281

Multi-Utilities – 3.4%

E.ON SE	11,663	156,535

Semiconductors & Semiconductor Equipment – 0.7%

SMA Solar Technology AG*	450	30,099
Total Germany		395,779

Indonesia – 1.2%

Metals & Mining – 1.2%

Aneka Tambang Tbk. PT	102,000	11,295

Nickel Industries Ltd.	32,264	15,301

Vale Indonesia Tbk. PT	92,400	25,865
Total Indonesia		52,461

Japan – 13.1%

Automobile Components – 0.4%

Denso Corp.	1,100	16,596

Automobiles – 0.7%

Honda Motor Co. Ltd., ADR	517	15,981

Toyota Motor Corp.	900	16,537

Total Automobiles		32,518

Building Products – 0.4%

Central Glass Co. Ltd.	900	17,013

Chemicals – 2.9%

Asahi Kasei Corp.	2,100	15,477

Resonac Holdings Corp.(a)	800	15,946

Teijin Ltd.	1,600	15,168

Tokai Carbon Co. Ltd.(a)	3,200	23,277

UBE Corp.	1,000	16,243

W-Scope Corp.*	7,400	46,978

Total Chemicals		133,089

Construction & Engineering – 0.9%

Chiyoda Corp.*	8,200	19,834

Shimizu Corp.	3,000	19,931

Total Construction & Engineering		39,765

Electrical Equipment – 1.1%

GS Yuasa Corp.	2,500	35,200

Nippon Carbon Co. Ltd.(a)	500	15,552

Total Electrical Equipment		50,752

Electronic Equipment, Instruments & Components – 1.7%

TDK Corp.	1,600	76,232

Household Durables – 1.1%

Panasonic Holdings Corp.	5,200	51,509

Industrial Conglomerates – 0.1%

Hitachi Ltd.	100	7,214

Machinery – 2.0%

Mitsubishi Heavy Industries Ltd.	1,600	93,528

Metals & Mining – 1.4%

Sumitomo Metal Mining Co. Ltd.	2,100	63,247

Oil, Gas & Consumable Fuels – 0.4%

ENEOS Holdings, Inc.	4,900	19,478
Total Japan		600,941

Netherlands – 2.7%

Electrical Equipment – 1.9%

Alfen NV*(a)(b)	1,347	89,694

Metals & Mining – 0.8%

AMG Critical Materials NV	1,417	35,720
Total Netherlands		125,414

Russia – 0.0%

Metals & Mining – 0.0%

MMC Norilsk Nickel PJSC*†	34	0

MMC Norilsk Nickel PJSC, ADR*†	2	0
Total Russia		0

South Korea – 7.7%

Automobiles – 0.4%

Hyundai Motor Co.	119	18,803

Chemicals – 0.8%

LG Chem Ltd.	50	19,373

Soulbrain Co. Ltd.	83	19,591

Total Chemicals		38,964

Commercial Services & Supplies – 1.3%

Sungeel Hitech Co. Ltd.*	687	58,197

Electrical Equipment – 3.6%

Doosan Fuel Cell Co. Ltd.*	3,552	63,985

Ecopro BM Co. Ltd.	246	55,011

LG Energy Solution Ltd.*	84	27,883

LS Electric Co. Ltd.	310	17,619

Total Electrical Equipment		164,498

Electronic Equipment, Instruments & Components – 0.6%

Samsung SDI Co. Ltd.	80	29,319

Technology Hardware, Storage & Peripherals – 1.0%

CosmoAM&T Co. Ltd.*	384	43,919
Total South Korea		353,700

Switzerland – 1.0%

Electrical Equipment – 0.3%

ABB Ltd., Registered Shares	291	12,896

Electronic Equipment, Instruments & Components – 0.7%

Landis & Gyr Group AG	373	33,682
Total Switzerland		46,578

Taiwan – 2.0%

Electronic Equipment, Instruments & Components – 2.0%

Delta Electronics, Inc.	2,000	20,430

Simplo Technology Co. Ltd.	5,000	68,425
Total Taiwan		88,855

See Notes to Financial Statements.

WisdomTree Trust	115

Schedule of Investments (unaudited) (concluded)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

December 31, 2023

Investments	Shares	Value

United Kingdom – 2.8%

Aerospace & Defense – 2.8%

Rolls-Royce Holdings PLC*	34,012	$129,945

United States – 26.5%

Aerospace & Defense – 6.7%

Archer Aviation, Inc., Class A*(a)	28,276	173,615

Boeing Co.*	417	108,695

Lockheed Martin Corp.	35	15,863

TransDigm Group, Inc.	10	10,116

Total Aerospace & Defense		308,289

Automobile Components – 0.4%

Aptiv PLC*	212	19,021

Chemicals – 3.3%

Albemarle Corp.	264	38,143

Livent Corp.*(a)	6,296	113,202

Total Chemicals		151,345

Construction & Engineering – 0.5%

Primoris Services Corp.	615	20,424

Electrical Equipment – 6.1%

Bloom Energy Corp., Class A*(a)	13,600	201,280

Eaton Corp. PLC	73	17,580

EnerSys	478	48,259

GrafTech International Ltd.	5,420	11,869

Total Electrical Equipment		278,988

Electronic Equipment, Instruments & Components – 1.3%

Amphenol Corp., Class A	181	17,943

Belden, Inc.	249	19,235

TE Connectivity Ltd.	148	20,794

Total Electronic Equipment, Instruments & Components		57,972

Machinery – 0.6%

Microvast Holdings, Inc.*	18,524	25,933

Metals & Mining – 0.9%

Ivanhoe Electric, Inc.*	3,998	40,300

Passenger Airlines – 3.9%

Joby Aviation, Inc.*	27,081	180,089

Semiconductors & Semiconductor Equipment – 2.1%

Analog Devices, Inc.	93	18,466

Microchip Technology, Inc.	194	17,495

SolarEdge Technologies, Inc.*	512	47,923

Texas Instruments, Inc.	77	13,126

Total Semiconductors & Semiconductor Equipment		97,010

Software – 0.7%

Bentley Systems, Inc., Class B	186	9,706

C3.ai, Inc., Class A*(a)	716	20,556

Total Software		30,262
Total United States		1,209,633
TOTAL COMMON STOCKS (Cost: $4,679,129)		4,564,705

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.0%

United States – 6.0%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(c)
(Cost: $274,522)	274,522	274,522

TOTAL INVESTMENTS IN SECURITIES – 105.8% (Cost: $4,953,651)		4,839,227

Other Assets less Liabilities – (5.8)%		(266,633)

NET ASSETS – 100.0%		$4,572,594
*	Non-income producing security.

†

This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at December 31, 2023 (See Note 2). At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $410,311 and the total market value of the collateral held by the Fund was $432,568. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $158,046.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of December 31, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Metals & Mining	$523,374	$—	$0	*	$523,374
Other	4,041,331	—	—		4,041,331
Investment of Cash Collateral for Securities Loaned	—	274,522	—		274,522
Total Investments in Securities	$4,564,705	$274,522	$0		$4,839,227
*

Fair valuations using significant unobservable inputs were determined by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

See Notes to Financial Statements.

116	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree BioRevolution Fund (WDNA)

December 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.8%

Australia – 0.7%

Chemicals – 0.7%

Nufarm Ltd.	5,645	$20,107

Austria – 0.3%

Chemicals – 0.3%

Lenzing AG*	209	8,207

Belgium – 1.3%

Chemicals – 1.3%

Solvay SA	253	7,750

Syensqo SA*	256	26,656

Total Chemicals		34,406

Canada – 0.8%

Chemicals – 0.8%

Nutrien Ltd.	409	23,039

Denmark – 3.3%

Biotechnology – 0.9%

Genmab AS, ADR*	772	24,581

Chemicals – 2.4%

Chr Hansen Holding AS	384	32,218

Novozymes AS, Class B	572	31,455

Total Chemicals		63,673
Total Denmark		88,254

Germany – 4.1%

Biotechnology – 1.4%

BioNTech SE, ADR*	235	24,802

CureVac NV*	3,262	13,733

Total Biotechnology		38,535

Life Sciences Tools & Services – 1.4%

Evotec SE*	1,546	36,341

Oil, Gas & Consumable Fuels – 0.7%

Verbio Vereinigte Bioenergie AG	566	18,682

Pharmaceuticals – 0.6%

Bayer AG, Registered Shares	454	16,866
Total Germany		110,424

Japan – 1.4%

Biotechnology – 0.5%

Takara Bio, Inc.	1,400	12,433

Pharmaceuticals – 0.9%

Takeda Pharmaceutical Co. Ltd.	892	25,650
Total Japan		38,083

Netherlands – 1.8%

Biotechnology – 0.7%

uniQure NV*	2,837	19,207

Life Sciences Tools & Services – 1.1%

Qiagen NV*	663	28,794
Total Netherlands		48,001

Sweden – 0.8%

Biotechnology – 0.8%

Vitrolife AB	1,088	21,020

Switzerland – 2.6%

Biotechnology – 1.4%

CRISPR Therapeutics AG*	595	37,247

Pharmaceuticals – 1.2%

Novartis AG, Registered Shares	317	31,965
Total Switzerland		69,212

United Kingdom – 2.1%

Biotechnology – 0.6%

Genus PLC	598	16,543

Life Sciences Tools & Services – 0.5%

Oxford Nanopore Technologies PLC*	4,995	13,257

Pharmaceuticals – 1.0%

AstraZeneca PLC, ADR	399	26,873
Total United Kingdom		56,673

United States – 80.6%

Biotechnology – 48.6%

2seventy bio, Inc.*(a)	4,190	17,891

Agenus, Inc.*	21,499	17,799

Agios Pharmaceuticals, Inc.*	1,419	31,601

Allogene Therapeutics, Inc.*(a)	5,768	18,515

Alnylam Pharmaceuticals, Inc.*	152	29,094

Amgen, Inc.	111	31,970

Amicus Therapeutics, Inc.*	2,993	42,471

Arcturus Therapeutics Holdings, Inc.*	1,182	37,268

Arrowhead Pharmaceuticals, Inc.*	966	29,560

Beam Therapeutics, Inc.*(a)	1,008	27,438

Biogen, Inc.*	100	25,877

BioMarin Pharmaceutical, Inc.*	304	29,312

Blueprint Medicines Corp.*	640	59,034

Bridgebio Pharma, Inc.*	1,569	63,341

Caribou Biosciences, Inc.*	5,882	33,704

Editas Medicine, Inc.*	4,248	43,032

Exact Sciences Corp.*	458	33,883

Fate Therapeutics, Inc.*	10,950	40,953

Geron Corp.*	17,687	37,320

Gilead Sciences, Inc.	339	27,462

Intellia Therapeutics, Inc.*	807	24,605

Ionis Pharmaceuticals, Inc.*	749	37,892

Iovance Biotherapeutics, Inc.*	6,489	52,756

Mirati Therapeutics, Inc.*	581	34,134

Moderna, Inc.*	194	19,293

Myriad Genetics, Inc.*	1,449	27,734

Natera, Inc.*	605	37,897

Precigen, Inc.*(a)	6,788	9,096

Regeneron Pharmaceuticals, Inc.*	35	30,740

REGENXBIO, Inc.*	1,580	28,361

Sarepta Therapeutics, Inc.*	246	23,722

Stoke Therapeutics, Inc.*(a)	2,369	12,461

Twist Bioscience Corp.*	2,406	88,685

Ultragenyx Pharmaceutical, Inc.*	811	38,782

United Therapeutics Corp.*	124	27,266

Veracyte, Inc.*	1,401	38,542

Vericel Corp.*	1,040	37,034

See Notes to Financial Statements.

WisdomTree Trust	117

Schedule of Investments (unaudited) (concluded)

WisdomTree BioRevolution Fund (WDNA)

December 31, 2023

Investments	Shares	Value

Vertex Pharmaceuticals, Inc.*	82	$33,365

Verve Therapeutics, Inc.*	2,198	30,640

Total Biotechnology		1,310,530

Chemicals – 5.9%

Corteva, Inc.	488	23,385

Dow, Inc.	536	29,394

DuPont de Nemours, Inc.	410	31,541

FMC Corp.	300	18,915

Ginkgo Bioworks Holdings, Inc.*	24,510	41,422

Origin Materials, Inc.*(a)	17,994	15,047

Total Chemicals		159,704

Food Products – 3.8%

Archer-Daniels-Midland Co.	368	26,577

Beyond Meat, Inc.*(a)	2,180	19,402

Darling Ingredients, Inc.*	583	29,057

Tyson Foods, Inc., Class A	519	27,896

Total Food Products		102,932

Health Care Providers & Services – 2.2%

Laboratory Corp. of America Holdings	126	28,639

NeoGenomics, Inc.*	1,874	30,321

Total Health Care Providers & Services		58,960

Health Care Technology – 1.4%

Schrodinger, Inc.*	1,053	37,697

Life Sciences Tools & Services – 10.0%

10X Genomics, Inc., Class A*	576	32,233

Agilent Technologies, Inc.	213	29,613

Bio-Rad Laboratories, Inc., Class A*	63	20,342

Bio-Techne Corp.	344	26,543

Danaher Corp.	138	31,925

Illumina, Inc.*	135	18,798

Pacific Biosciences of California, Inc.*	2,725	26,732

Repligen Corp.*	175	31,465

Revvity, Inc.	223	24,376

Thermo Fisher Scientific, Inc.	52	27,601

Total Life Sciences Tools & Services		269,628

Oil, Gas & Consumable Fuels – 2.2%

Gevo, Inc.*	27,582	31,995

Green Plains, Inc.*	1,051	26,506

Total Oil, Gas & Consumable Fuels		58,501

Pharmaceuticals – 6.5%

Catalent, Inc.*	617	27,722

Eli Lilly & Co.	69	40,221

Johnson & Johnson	174	27,273

Merck & Co., Inc.	251	27,364

Pfizer, Inc.	730	21,017

Zoetis, Inc.	167	32,961

Total Pharmaceuticals		176,558
Total United States		2,174,510
TOTAL COMMON STOCKS (Cost: $3,311,536)		2,691,936

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 3.8%

United States – 3.8%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b)
(Cost: $101,712)	101,712	101,712

TOTAL INVESTMENTS IN SECURITIES – 103.6% (Cost: $3,413,248)		2,793,648

Other Assets less Liabilities – (3.6)%		(96,343)

NET ASSETS – 100.0%		$2,697,305
*	Non-income producing security.

(a)

Security, or portion thereof, was on loan at December 31, 2023 (See Note 2). At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $114,554 and the total market value of the collateral held by the Fund was $121,722. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $20,010.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,691,936	$—	$—	$2,691,936
Investment of Cash Collateral for Securities Loaned	—	101,712	—	101,712
Total Investments in Securities	$2,691,936	$101,712	$—	$2,793,648

See Notes to Financial Statements.

118	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

December 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.8%

Canada – 1.8%

IT Services – 1.8%

Shopify, Inc., Class A*	157,841	$12,295,814

Israel – 3.3%

IT Services – 1.7%

Wix.com Ltd.*	96,378	11,856,421

Software – 1.6%

JFrog Ltd.*	311,698	10,787,868
Total Israel		22,644,289

United States – 94.7%

Financial Services – 5.6%

AvidXchange Holdings, Inc.*	851,261	10,547,124

Block, Inc.*	147,444	11,404,793

PayPal Holdings, Inc.*	141,128	8,666,671

Toast, Inc., Class A*	384,674	7,024,147

Total Financial Services		37,642,735

Health Care Technology – 2.5%

Definitive Healthcare Corp.*(a)	846,924	8,418,424

Veeva Systems, Inc., Class A*	44,884	8,641,068

Total Health Care Technology		17,059,492

Interactive Media & Services – 2.5%

Vimeo, Inc.*	2,111,815	8,278,315

ZoomInfo Technologies, Inc.*	481,159	8,896,630

Total Interactive Media & Services		17,174,945

IT Services – 13.0%

BigCommerce Holdings, Inc., Series 1*	782,167	7,610,485

Cloudflare, Inc., Class A*	142,193	11,838,989

DigitalOcean Holdings, Inc.*(a)	256,275	9,402,730

Fastly, Inc., Class A*(a)	434,963	7,742,342

MongoDB, Inc.*	23,912	9,776,421

Okta, Inc.*	116,936	10,586,216

Snowflake, Inc., Class A*	56,806	11,304,394

Squarespace, Inc., Class A*	277,390	9,156,644

Twilio, Inc., Class A*	141,405	10,728,397

Total IT Services		88,146,618

Professional Services – 2.0%

Paycom Software, Inc.	29,797	6,159,636

Paylocity Holding Corp.*	43,792	7,219,111

Total Professional Services		13,378,747

Software – 69.1%

8x8, Inc.*(a)	2,395,622	9,055,451

Adobe, Inc.*	16,514	9,852,252

Amplitude, Inc., Class A*	732,960	9,323,251

Appfolio, Inc., Class A*	50,251	8,705,483

Asana, Inc., Class A*(a)	413,880	7,867,859

Atlassian Corp., Class A*	44,984	10,699,894

AvePoint, Inc.*	1,262,803	10,367,613

Bill Holdings, Inc.*	75,591	6,167,470

BlackLine, Inc.*	161,024	10,054,339

Box, Inc., Class A*	277,854	7,115,841

Braze, Inc., Class A*	205,831	10,935,801

C3.ai, Inc., Class A*(a)	274,517	7,881,383

Clearwater Analytics Holdings, Inc., Class A*	490,070	9,816,102

Confluent, Inc., Class A*	260,891	6,104,849

Crowdstrike Holdings, Inc., Class A*	57,156	14,593,070

Datadog, Inc., Class A*	89,540	10,868,365

DocuSign, Inc.*	173,717	10,327,476

Domo, Inc., Class B*	491,078	5,053,193

Dropbox, Inc., Class A*	313,633	9,245,901

Elastic NV*	139,712	15,745,542

Everbridge, Inc.*	363,513	8,837,001

Five9, Inc.*	118,701	9,340,582

Freshworks, Inc., Class A*	390,937	9,183,110

Gitlab, Inc., Class A*	189,046	11,902,336

HubSpot, Inc.*	16,582	9,626,514

Monday.com Ltd.*	52,047	9,774,947

nCino, Inc.*(a)	284,246	9,559,193

Olo, Inc., Class A*	1,276,323	7,300,568

PagerDuty, Inc.*(a)	354,131	8,198,133

Procore Technologies, Inc.*	132,561	9,175,872

Q2 Holdings, Inc.*	254,960	11,067,814

Qualys, Inc.*	57,951	11,374,622

RingCentral, Inc., Class A*	286,986	9,743,175

Salesforce, Inc.*	40,968	10,780,319

SentinelOne, Inc., Class A*	579,118	15,890,998

ServiceNow, Inc.*	15,500	10,950,595

Smartsheet, Inc., Class A*	210,831	10,081,938

Sprinklr, Inc., Class A*	605,885	7,294,855

Sprout Social, Inc., Class A*(a)	180,616	11,097,047

Tenable Holdings, Inc.*	188,185	8,667,801

UiPath, Inc., Class A*	565,891	14,056,732

Weave Communications, Inc.*	797,832	9,151,133

Workday, Inc., Class A*	37,345	10,309,461

Workiva, Inc.*	85,545	8,685,384

Yext, Inc.*	985,436	5,804,218

Zoom Video Communications, Inc., Class A*	126,493	9,096,112

Zscaler, Inc.*	61,578	13,643,222

Zuora, Inc., Class A*	838,557	7,882,436

Total Software		468,257,253
Total United States		641,659,790
TOTAL COMMON STOCKS (Cost: $858,306,125)		676,599,893

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.3%

United States – 1.3%

State Street Navigator Securities Lending Government Money Market Portfolio, 5.36%(b)
(Cost: $8,580,568)	8,580,568	8,580,568

TOTAL INVESTMENTS IN SECURITIES – 101.1% (Cost: $866,886,693)		685,180,461

Other Assets less Liabilities – (1.1)%		(7,651,319)

NET ASSETS – 100.0%		$677,529,142
*	Non-income producing security.

See Notes to Financial Statements.

WisdomTree Trust	119

Schedule of Investments (unaudited) (concluded)

WisdomTree Cloud Computing Fund (WCLD)

December 31, 2023

(a)

Security, or portion thereof, was on loan at December 31, 2023 (See Note 2). At December 31, 2023, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $50,720,094 and the total market value of the collateral held by the Fund was $52,979,394. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $44,398,826.

(b)	Rate shown represents annualized 7-day yield as of December 31, 2023.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$676,599,893	$—	$—	$676,599,893
Investment of Cash Collateral for Securities Loaned	—	8,580,568	—	8,580,568
Total Investments in Securities	$676,599,893	$8,580,568	$—	$685,180,461

See Notes to Financial Statements.

120	WisdomTree Trust

Schedule of Investments (unaudited)

WisdomTree Cybersecurity Fund (WCBR)

December 31, 2023

Investments	Shares	Value

COMMON STOCKS – 99.5%

Israel – 3.8%

Software – 3.8%

Check Point Software Technologies Ltd.*	12,285	$1,877,025

Japan – 4.8%

Software – 4.8%

Digital Arts, Inc.	6,200	225,607

Trend Micro, Inc.	40,000	2,141,580

Total Software		2,367,187

South Korea – 0.7%

Software – 0.7%

Ahnlab, Inc.	6,479	346,613

United Kingdom – 1.7%

Software – 1.7%

Darktrace PLC*	186,659	872,573

United States – 88.5%

Communications Equipment – 3.8%

F5, Inc.*	10,383	1,858,349

IT Services – 16.1%

Akamai Technologies, Inc.*	15,911	1,883,067

Cloudflare, Inc., Class A*	32,268	2,686,634

Fastly, Inc., Class A*	72,507	1,290,625

Okta, Inc.*	23,152	2,095,950

Total IT Services		7,956,276

Software – 68.6%

A10 Networks, Inc.	61,391	808,519

Crowdstrike Holdings, Inc., Class A*	12,055	3,077,883

CyberArk Software Ltd.*	9,895	2,167,500

Datadog, Inc., Class A*	20,741	2,517,543

Elastic NV*	26,016	2,932,003

Fortinet, Inc.*	31,608	1,850,016

HashiCorp, Inc., Class A*	64,174	1,517,073

Palo Alto Networks, Inc.*	8,152	2,403,862

Qualys, Inc.*	10,840	2,127,675

Rapid7, Inc.*	41,452	2,366,909

SentinelOne, Inc., Class A*	119,398	3,276,281

Splunk, Inc.*	10,056	1,532,032

Tenable Holdings, Inc.*	45,790	2,109,087

Varonis Systems, Inc.*	54,478	2,466,764

Zscaler, Inc.*	12,592	2,789,884

Total Software		33,943,031
Total United States		43,757,656

TOTAL INVESTMENTS IN SECURITIES – 99.5% (Cost: $44,868,520)		49,221,054

Other Assets less Liabilities – 0.5%		233,279

NET ASSETS – 100.0%		$49,454,333
*	Non-income producing security.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$49,221,054	$—	$—	$49,221,054
Total Investments in Securities	$49,221,054	$—	$—	$49,221,054

See Notes to Financial Statements.

WisdomTree Trust	121

Statements of Assets and Liabilities (unaudited)

WisdomTree Trust

December 31, 2023

	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Emerging Markets ESG Fund	WisdomTree Emerging Markets ex-China Fund	WisdomTree International ESG Fund
ASSETS:

Investments, at cost	$196,075,332	$215,165,072	$20,220,571	$25,549,548	$10,381,348

Foreign currency, at cost	128,382	132,437	30,171	21,697	569
Investments in securities, at value[1,2] (Note 2)	235,030,235	244,487,037	24,114,871	29,646,595	11,714,827

Cash	22,972	843,727	—	17,078	5,077

Foreign currency, at value	128,362	133,400	33,764	21,703	566

Unrealized appreciation on foreign currency contracts	119,196	1,606	—	—	5

Receivables:

Investment securities sold[3]	1,469,938	1,202,036	—	—	72,213

Dividends	349,307	305,523	36,243	22,745	12,744

Securities lending income	2,932	7,419	881	—	101

Foreign tax reclaims	732,784	165,574	642	1,870	27,477

Other (Note 6)	13,062	—	—	—	—
Total Assets	237,868,788	247,146,322	24,186,401	29,709,991	11,833,010
LIABILITIES:

Due to custodian	—	—	12,517	—	—

Unrealized depreciation on foreign currency contracts	2,595,139	3,166,089	—	52	18

Payables:

Cash collateral received for securities loaned (Note 2)	3,612,409	11,489,734	452,134	—	41,379

Investment securities purchased	—	—	—	—	64,745

Advisory fees (Note 3)	77,927	90,357	6,179	7,242	2,919

Service fees (Note 2)	857	828	85	99	43

Foreign capital gains tax	—	—	146,008	181,170	—

Other (Note 6)	3,918	—	—	—	—
Total Liabilities	6,290,250	14,747,008	616,923	188,563	109,104
NET ASSETS	$231,578,538	$232,399,314	$23,569,478	$29,521,428	$11,723,906
NET ASSETS:

Paid-in capital	$243,193,246	$226,886,187	$31,710,067	$25,946,452	$13,789,374

Total distributable earnings (loss)	(11,614,708)	5,513,127	(8,140,589)	3,574,976	(2,065,468)
NET ASSETS	$231,578,538	$232,399,314	$23,569,478	$29,521,428	$11,723,906
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	7,200,000	7,050,000	800,000	1,000,000	400,000
Net asset value per share	$32.16	$32.96	$29.46	$29.52	$29.31
[1] Includes market value of securities out on loan of:	$8,546,369	$24,264,934	$976,505	—	$317,081
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	—	$2,044	—	—	—

See Notes to Financial Statements.

122	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

December 31, 2023

	WisdomTree U.S. Corporate Bond Fund	WisdomTree U.S. High Yield Corporate Bond Fund	WisdomTree U.S. Short-Term Corporate Bond Fund	WisdomTree Emerging Markets Efficient Core Fund	WisdomTree International Efficient Core Fund
ASSETS:

Investments, at cost	$9,460,705	$241,523,941	$53,134,634	$50,828,080	$238,127,366

Foreign currency, at cost	—	—	—	44,493	1,230,038
Investments in securities, at value[1,2] (Note 2)	9,067,228	236,826,571	52,832,900	48,277,217	265,152,788

Cash	9,518	2,329,602	26,343	5,204,482	27,782,728

Deposits at broker for futures contracts	—	—	—	512,642	2,698,688

Foreign currency, at value	—	—	—	45,295	1,255,879

Receivables:

Investment securities sold	—	—	—	—	265,745

Capital shares sold	—	—	—	—	32

Dividends	—	—	—	91,415	211,840

Securities lending income	230	11,036	577	162	1,996

Interest	95,744	3,869,740	500,056	—	—

Foreign tax reclaims	—	—	—	5,949	399,217
Total Assets	9,172,720	243,036,949	53,359,876	54,137,162	297,768,913
LIABILITIES:

Payables:

Cash collateral received for securities loaned (Note 2)	192,168	10,082,035	597,978	229,398	3,158,392

Advisory fees (Note 3)	1,354	73,941	7,056	14,027	63,045

Service fees (Note 2)	33	856	172	194	1,067

Net variation margin on futures contracts	—	—	—	5,711	28,902

Foreign capital gains tax	—	—	—	161,237	—
Total Liabilities	193,555	10,156,832	605,206	410,567	3,251,406
NET ASSETS	$8,979,165	$232,880,117	$52,754,670	$53,726,595	$294,517,507
NET ASSETS:

Paid-in capital	$12,409,403	$251,424,752	$54,706,796	$63,350,293	$282,834,271

Total distributable earnings (loss)	(3,430,238)	(18,544,635)	(1,952,126)	(9,623,698)	11,683,236
NET ASSETS	$8,979,165	$232,880,117	$52,754,670	$53,726,595	$294,517,507
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	200,000	5,100,000	1,100,000	1,900,000	8,250,000
Net asset value per share	$44.90	$45.66	$47.96	$28.28	$35.70
[1] Includes market value of securities out on loan of:	$367,085	$10,421,168	$670,709	$551,362	$9,402,415
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

WisdomTree Trust	123

Statements of Assets and Liabilities (unaudited) (continued)

WisdomTree Trust

December 31, 2023

	WisdomTree U.S. Efficient Core Fund	WisdomTree Artificial Intelligence and Innovation Fund	WisdomTree Battery Value Chain and Innovation Fund	WisdomTree BioRevolution Fund	WisdomTree Cloud Computing Fund
ASSETS:

Investments, at cost	$708,957,171	$192,045,465	$4,953,651	$3,413,248	$866,886,693

Foreign currency, at cost	—	510,802	29,364	346	—
Investments in securities, at value[1,2] (Note 2)	836,383,992	212,872,594	4,839,227	2,793,648	685,180,461

Cash	91,493,612	12,746	2,211	2,960	1,132,092

Deposits at broker for futures contracts	10,709,504	—	—	—	—

Foreign currency, at value	—	511,944	863	355	—

Receivables:

Investment securities sold	—	3,182,991	—	—	2,643,031

Dividends	737,535	30,238	2,715	653	—

Securities lending income	85	45,478	244	1,247	48,918

Foreign tax reclaims	—	2,497	3,596	1,156	—
Total Assets	939,324,728	216,658,488	4,848,856	2,800,019	689,004,502
LIABILITIES:

Unrealized depreciation on foreign currency contracts	—	2,686	—	—	—

Payables:

Cash collateral received for securities loaned (Note 2)	—	13,662,260	274,522	101,712	8,580,568

Investment securities purchased	—	3,491,776	—	—	—

Capital shares redeemed	—	—	—	—	2,622,668

Advisory fees (Note 3)	156,015	71,349	1,723	992	269,489

Service fees (Note 2)	3,432	698	17	10	2,635

Income distribution	—	25,021	—	—	—

Net variation margin on futures contracts	98,600	—	—	—	—
Total Liabilities	258,047	17,253,790	276,262	102,714	11,475,360
NET ASSETS	$939,066,681	$199,404,698	$4,572,594	$2,697,305	$677,529,142
NET ASSETS:

Paid-in capital	$955,043,064	$180,288,580	$5,620,342	$4,239,876	$1,177,651,673

Total distributable earnings (loss)	(15,976,383)	19,116,118	(1,047,748)	(1,542,571)	(500,122,531)
NET ASSETS	$939,066,681	$199,404,698	$4,572,594	$2,697,305	$677,529,142
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	23,750,000	9,650,000	150,000	160,000	19,375,000
Net asset value per share	$39.54	$20.66	$30.48	$16.86	$34.97
[1] Includes market value of securities out on loan of:	$279,409	$17,067,389	$410,311	$114,554	$50,720,094
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information).

See Notes to Financial Statements.

124	WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (concluded)

WisdomTree Trust

December 31, 2023

WisdomTree Cybersecurity Fund
ASSETS:

Investments, at cost	$44,868,520

Foreign currency, at cost	2,670
Investments in securities, at value	49,221,054

Cash	56,575

Foreign currency, at value	2,692

Receivables:

Dividends	188,453

Securities lending income	4

Foreign tax reclaims	2,110
Total Assets	49,470,888
LIABILITIES:

Payables:

Advisory fees (Note 3)	16,395

Service fees (Note 2)	160
Total Liabilities	16,555
NET ASSETS	$49,454,333
NET ASSETS:

Paid-in capital	$53,465,637

Total distributable earnings (loss)	(4,011,304)
NET ASSETS	$49,454,333
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	1,950,000
Net asset value per share	$25.36

See Notes to Financial Statements.

WisdomTree Trust	125

Statements of Operations (unaudited)

WisdomTree Trust

For the Six Months Ended December 31, 2023

	WisdomTree Dynamic Currency Hedged International Equity Fund	WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	WisdomTree Emerging Markets ESG Fund	WisdomTree Emerging Markets ex-China Fund	WisdomTree International ESG Fund
INVESTMENT INCOME:

Dividends	$3,594,176	$3,661,122	$282,394	$227,207	$117,222

Interest	—	—	131	188	74

Non-cash dividends	10,122	8,004	—	—	292

Other income (Note 6)	217	31	—	—	—

Securities lending income, net (Note 2)	73,524	69,721	4,596	—	612

Less: Foreign withholding taxes on dividends	(170,955)	(235,515)	(40,406)	(38,858)	(8,038)
Total investment income	3,507,084	3,503,363	246,715	188,537	110,162
EXPENSES:

Advisory fees (Note 3)	475,159	481,072	36,110	34,505	16,674

Service fees (Note 2)	5,227	4,409	497	474	245
Total expenses	480,386	485,481	36,607	34,979	16,919
Net investment income	3,026,698	3,017,882	210,108	153,558	93,243
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[1]	(3,034,153)	(4,329,519)	(207,945)	(178,247)	194,336

In-kind redemptions	3,652,910	—	—	—	—

Futures contracts	—	9,537	—	—	—

Foreign currency contracts	(2,275,915)	(1,063,896)	(8,326)	(17,468)	(3,449)

Foreign currency related transactions	(73,718)	22,676	1,866	9,404	4,788
Net realized gain (loss)	(1,730,876)	(5,361,202)	(214,405)	(186,311)	195,675
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	12,408,675	22,303,804	1,204,431	2,437,346	394,691

Foreign currency contracts	(2,201,499)	(3,183,440)	—	(52)	(13)

Translation of assets and liabilities denominated in foreign currencies	33,867	5,414	3,094	504	109
Net increase in unrealized appreciation/depreciation	10,241,043	19,125,778	1,207,525	2,437,798	394,787
Net realized and unrealized gain on investments	8,510,167	13,764,576	993,120	2,251,487	590,462
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,536,865	$16,782,458	$1,203,228	$2,405,045	$683,705
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	—	—	$(13,373)	$(11)	—
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	—	$68,975	$161,486	—

See Notes to Financial Statements.

126	WisdomTree Trust

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended December 31, 2023

	WisdomTree U.S. Corporate Bond Fund	WisdomTree U.S. High Yield Corporate Bond Fund	WisdomTree U.S. Short-Term Corporate Bond Fund	WisdomTree Emerging Markets Efficient Core Fund	WisdomTree International Efficient Core Fund
INVESTMENT INCOME:

Dividends	$—	$—	$—	$705,374	$2,553,987

Interest	194,024	7,538,805	747,089	46,692	222,292

Non-cash dividends	—	—	—	—	7,702

Securities lending income, net (Note 2)	1,257	84,868	3,933	1,805	9,073

Less: Foreign withholding taxes on dividends	—	—	—	(92,489)	(159,753)
Total investment income	195,281	7,623,673	751,022	661,382	2,633,301
EXPENSES:

Advisory fees (Note 3)	7,778	419,053	35,731	81,900	341,394

Service fees (Note 2)	190	4,852	873	1,126	5,777
Total expenses	7,968	423,905	36,604	83,026	347,171
Net investment income	187,313	7,199,768	714,418	578,356	2,286,130
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions[1]	(57,188)	(5,734,650)	(174,940)	(422,552)	(1,048,363)

In-kind redemptions	—	(170,751)	—	—	—

Futures contracts	—	—	—	(1,706,118)	(8,059,801)

Foreign currency contracts	—	—	—	2,627	45,999

Foreign currency related transactions	—	—	—	(6,996)	(15,433)
Net realized loss	(57,188)	(5,905,401)	(174,940)	(2,133,039)	(9,077,598)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions[2]	285,004	14,015,599	1,234,251	2,072,543	14,299,818

Futures contracts	—	—	—	1,570,158	8,148,524

Translation of assets and liabilities denominated in foreign currencies	—	—	—	1,146	45,682
Net increase in unrealized appreciation/depreciation	285,004	14,015,599	1,234,251	3,643,847	22,494,024
Net realized and unrealized gain on investments	227,816	8,110,198	1,059,311	1,510,808	13,416,426
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$415,129	$15,309,966	$1,773,729	$2,089,164	$15,702,556
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	—	—	—	$(1,905)	—
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	—	—	—	$115,674	—

See Notes to Financial Statements.

WisdomTree Trust	127

Statements of Operations (unaudited) (continued)

WisdomTree Trust

For the Six Months Ended December 31, 2023

	WisdomTree U.S. Efficient Core Fund	WisdomTree Artificial Intelligence and Innovation Fund	WisdomTree Battery Value Chain and Innovation Fund	WisdomTree BioRevolution Fund	WisdomTree Cloud Computing Fund
INVESTMENT INCOME:

Dividends	$6,139,350	$315,558	$21,316	$7,839	$24,605

Interest	772,235	1,116	29	29	4,852

Non-cash dividends	6,758	—	—	—	—

Securities lending income, net (Note 2)	211	214,424	5,899	5,091	335,770

Less: Foreign withholding taxes on dividends	(1,772)	(23,924)	(2,627)	(245)	—
Total investment income	6,916,782	507,174	24,617	12,714	365,227
EXPENSES:

Advisory fees (Note 3)	859,753	346,805	10,542	5,796	1,511,870

Service fees (Note 2)	18,915	3,391	103	56	14,783
Total expenses	878,668	350,196	10,645	5,852	1,526,653
Net investment income (loss)	6,038,114	156,978	13,972	6,862	(1,161,426)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(11,435,019)	(4,154,370)	(464,322)	(266,315)	(37,403,615)

In-kind redemptions	6,127,994	3,335,106	—	—	43,079,035

Futures contracts	(27,616,625)	—	—	—	—

Foreign currency contracts	(17)	(1,744)	(2,363)	17	—

Foreign currency related transactions	9	18,869	2,206	100	—
Net realized gain (loss)	(32,923,658)	(802,139)	(464,479)	(266,198)	5,675,420
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	65,925,175	16,490,999	(84,116)	194,816	66,118,442

Futures contracts	26,741,446	—	—	—	—

Foreign currency contracts	—	(2,270)	(7)	—	—

Translation of assets and liabilities denominated in foreign currencies	—	4,277	327	65	—
Net increase (decrease) in unrealized appreciation/depreciation	92,666,621	16,493,006	(83,796)	194,881	66,118,442
Net realized and unrealized gain (loss) on investments	59,742,963	15,690,867	(548,275)	(71,317)	71,793,862
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$65,781,077	$15,847,845	$(534,303)	$(64,455)	$70,632,436

See Notes to Financial Statements.

128	WisdomTree Trust

Statements of Operations (unaudited) (concluded)

WisdomTree Trust

For the Six Months Ended December 31, 2023

WisdomTree Cybersecurity Fund
INVESTMENT INCOME:

Dividends	$216,984

Interest	286

Securities lending income, net (Note 2)	177

Less: Foreign withholding taxes on dividends	(21,110)
Total investment income	196,337
EXPENSES:

Advisory fees (Note 3)	79,151

Service fees (Note 2)	774
Total expenses	79,925
Net investment income	116,412
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:

Investment transactions	(2,290,618)

Foreign currency contracts	1,559

Foreign currency related transactions	(1,177)
Net realized loss	(2,290,236)
Net increase (decrease) in unrealized appreciation/depreciation:

Investment transactions	12,125,808

Translation of assets and liabilities denominated in foreign currencies	(62)
Net increase in unrealized appreciation/depreciation	12,125,746
Net realized and unrealized gain on investments	9,835,510
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,951,922

See Notes to Financial Statements.

WisdomTree Trust	129

Statements of Changes in Net Assets

WisdomTree Trust

	WisdomTree Dynamic Currency Hedged International Equity Fund		WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund		WisdomTree Emerging Markets ESG Fund

	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$3,026,698	$9,599,646	$3,017,882	$6,054,230	$210,108	$618,044

Net realized loss on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(1,730,876)	(7,596,140)	(5,361,202)	(8,966,580)	(214,405)	(1,540,036)

Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	10,241,043	31,166,889	19,125,778	14,588,282	1,207,525	1,714,342
Net increase in net assets resulting from operations	11,536,865	33,170,395	16,782,458	11,675,932	1,203,228	792,350
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(4,393,500)	(9,482,900)	(3,748,750)	(7,194,351)	(352,000)	(796,205)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	57,448,065	42,067,720	114,698,033	—	—

Cost of shares redeemed	(17,021,511)	(7,749,359)	—	—	—	(2,758,980)
Net increase (decrease) in net assets resulting from capital share transactions	(17,021,511)	49,698,706	42,067,720	114,698,033	—	(2,758,980)
Net Increase (Decrease) in Net Assets	(9,878,146)	73,386,201	55,101,428	119,179,614	851,228	(2,762,835)
NET ASSETS:

Beginning of period	$241,456,684	$168,070,483	$177,297,886	$58,118,272	$22,718,250	$25,481,085

End of period	$231,578,538	$241,456,684	$232,399,314	$177,297,886	$23,569,478	$22,718,250
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	7,750,000	6,050,000	5,700,000	1,950,000	800,000	900,000

Shares created	—	1,950,000	1,350,000	3,750,000	—	—

Shares redeemed	(550,000)	(250,000)	—	—	—	(100,000)
Shares outstanding, end of period	7,200,000	7,750,000	7,050,000	5,700,000	800,000	800,000

See Notes to Financial Statements.

130	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Emerging Markets ex-China Fund		WisdomTree International ESG Fund		WisdomTree U.S. Corporate Bond Fund

	For the Six Months Ended December 31, 2023 (unaudited)	For the Period September 22, 2022* through June 30, 2023	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$153,558	$173,154	$93,243	$273,160	$187,313	$509,411

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(186,311)	132,206	195,675	(290,568)	(57,188)	(5,123,803)

Net increase in unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	2,437,798	1,478,316	394,787	1,175,185	285,004	4,754,188
Net increase in net assets resulting from operations	2,405,045	1,783,676	683,705	1,157,777	415,129	139,796
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(270,000)	(144,810)	(104,000)	(275,935)	(190,500)	(533,000)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	10,981,046	24,616,925	—	2,815,724	—	9,002,751

Cost of shares redeemed	—	(9,850,554)	—	—	—	(40,539,588)
Net increase (decrease) in net assets resulting from capital share transactions	10,981,046	14,766,371	—	2,815,724	—	(31,536,837)
Net Increase (Decrease) in Net Assets	13,116,091	16,405,237	579,705	3,697,566	224,629	(31,930,041)
NET ASSETS:

Beginning of period	$16,405,337	$100	$11,144,201	$7,446,635	$8,754,536	$40,684,577

End of period	$29,521,428	$16,405,337	$11,723,906	$11,144,201	$8,979,165	$8,754,536
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	600,000	4	400,000	300,000	200,000	900,000

Shares created	400,000	1,000,000	—	100,000	—	200,000

Shares redeemed	—	(400,004)	—	—	—	(900,000)
Shares outstanding, end of period	1,000,000	600,000	400,000	400,000	200,000	200,000
* Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust	131

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree U.S. High Yield Corporate Bond Fund		WisdomTree U.S. Short-Term Corporate Bond Fund		WisdomTree Emerging Markets Efficient Core Fund

	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$7,199,768	$10,139,833	$714,418	$1,124,299	$578,356	$1,241,849

Net realized loss on investments, futures contracts and foreign currency related transactions	(5,905,401)	(10,321,544)	(174,940)	(894,855)	(2,133,039)	(3,234,676)

Net increase in unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	14,015,599	11,069,649	1,234,251	317,786	3,643,847	1,966,570

Net increase from payment by affiliate	—	—	—	150	—	76
Net increase (decrease) in net assets resulting from operations	15,309,966	10,887,938	1,773,729	547,380	2,089,164	(26,181)
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(7,352,990)	(10,144,500)	(715,650)	(1,146,000)	(826,500)	(1,226,510)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	26,342,104	71,527,012	14,233,703	4,808,013	—	24,464,335

Cost of shares redeemed	(8,612,034)	(36,372,679)	—	(9,503,314)	—	(5,099,245)
Net increase (decrease) in net assets resulting from capital share transactions	17,730,070	35,154,333	14,233,703	(4,695,301)	—	19,365,090
Net Increase (Decrease) in Net Assets	25,687,046	35,897,771	15,291,782	(5,293,921)	1,262,664	18,112,399
NET ASSETS:

Beginning of period	$207,193,071	$171,295,300	$37,462,888	$42,756,809	$52,463,931	$34,351,532

End of period	$232,880,117	$207,193,071	$52,754,670	$37,462,888	$53,726,595	$52,463,931
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	4,700,000	3,900,000	800,000	900,000	1,900,000	1,200,000

Shares created	600,000	1,600,000	300,000	100,000	—	900,000

Shares redeemed	(200,000)	(800,000)	—	(200,000)	—	(200,000)
Shares outstanding, end of period	5,100,000	4,700,000	1,100,000	800,000	1,900,000	1,900,000

See Notes to Financial Statements.

132	WisdomTree Trust

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree International Efficient Core Fund		WisdomTree U.S. Efficient Core Fund		WisdomTree Artificial Intelligence and Innovation Fund

	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income	$2,286,130	$4,976,990	$6,038,114	$9,768,501	$156,978	$45,177

Net realized loss on investments, futures contracts, foreign currency contracts and foreign currency related transactions	(9,077,598)	(7,932,420)	(32,923,658)	(32,537,439)	(802,139)	(580,090)

Net increase in unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	22,494,024	30,108,773	92,666,621	110,059,328	16,493,006	4,760,996
Net increase in net assets resulting from operations	15,702,556	27,153,343	65,781,077	87,290,390	15,847,845	4,226,083
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(2,361,750)	(4,844,176)	(6,206,250)	(9,785,910)	(458,300)	(1,534)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	27,819,457	174,329,685	45,126,707	202,105,329	86,429,426	117,696,918

Cost of shares redeemed	—	(19,048,786)	(18,630,587)	(122,219,141)	(25,087,763)	—
Net increase in net assets resulting from capital share transactions	27,819,457	155,280,899	26,496,120	79,886,188	61,341,663	117,696,918
Net Increase in Net Assets	41,160,263	177,590,066	86,070,947	157,390,668	76,731,208	121,921,467
NET ASSETS:

Beginning of period	$253,357,244	$75,767,178	$852,995,734	$695,605,066	$122,673,490	$752,023

End of period	$294,517,507	$253,357,244	$939,066,681	$852,995,734	$199,404,698	$122,673,490
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	7,400,000	2,450,000	23,000,000	20,850,000	6,450,000	50,000

Shares created	850,000	5,650,000	1,250,000	5,900,000	4,550,000	6,400,000

Shares redeemed	—	(700,000)	(500,000)	(3,750,000)	(1,350,000)	—
Shares outstanding, end of period	8,250,000	7,400,000	23,750,000	23,000,000	9,650,000	6,450,000

See Notes to Financial Statements.

WisdomTree Trust	133

Statements of Changes in Net Assets (continued)

WisdomTree Trust

	WisdomTree Battery Value Chain and Innovation Fund		WisdomTree BioRevolution Fund		WisdomTree Cloud Computing Fund

	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$13,972	$70,582	$6,862	$23,357	$(1,161,426)	$(2,409,204)

Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(464,479)	(285,850)	(266,198)	(308,972)	5,675,420	(171,867,675)

Net increase (decrease) in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(83,796)	96,915	194,881	400,743	66,118,442	249,232,954
Net increase (decrease) in net assets resulting from operations	(534,303)	(118,353)	(64,455)	115,128	70,632,436	74,956,075
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	(110,250)	(21,975)	(21,600)	(15,662)	—	—
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	—	3,620,339	—	—	213,633,964	330,272,697

Cost of shares redeemed	—	—	—	(2,003,861)	(295,310,597)	(347,305,989)
Net increase (decrease) in net assets resulting from capital share transactions	—	3,620,339	—	(2,003,861)	(81,676,633)	(17,033,292)
Net Increase (Decrease) in Net Assets	(644,553)	3,480,011	(86,055)	(1,904,395)	(11,044,197)	57,922,783
NET ASSETS:

Beginning of period	$5,217,147	$1,737,136	$2,783,360	$4,687,755	$688,573,339	$630,650,556

End of period	$4,572,594	$5,217,147	$2,697,305	$2,783,360	$677,529,142	$688,573,339
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	150,000	50,000	160,000	270,000	21,700,000	22,500,000

Shares created	—	100,000	—	—	6,825,000	11,650,000

Shares redeemed	—	—	—	(110,000)	(9,150,000)	(12,450,000)
Shares outstanding, end of period	150,000	150,000	160,000	160,000	19,375,000	21,700,000

See Notes to Financial Statements.

134	WisdomTree Trust

Statements of Changes in Net Assets (concluded)

WisdomTree Trust

	WisdomTree Cybersecurity Fund

	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:

Net investment income (loss)	$116,412	$(79,073)

Net realized loss on investments and foreign currency related transactions	(2,290,236)	(5,038,297)

Net increase in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	12,125,746	7,664,987
Net increase in net assets resulting from operations	9,951,922	2,547,617
DISTRIBUTIONS TO SHAREHOLDERS:

Distributable earnings	—	(7,191)
CAPITAL SHARE TRANSACTIONS:

Net proceeds from sale of shares	7,572,583	761,578

Cost of shares redeemed	—	(4,134,087)
Net increase (decrease) in net assets resulting from capital share transactions	7,572,583	(3,372,509)
Net Increase (Decrease) in Net Assets	17,524,505	(832,083)
NET ASSETS:

Beginning of period	$31,929,828	$32,761,911

End of period	$49,454,333	$31,929,828
SHARES CREATED AND REDEEMED:

Shares outstanding, beginning of period	1,650,000	1,840,000

Shares created	300,000	40,000

Shares redeemed	—	(230,000)
Shares outstanding, end of period	1,950,000	1,650,000

See Notes to Financial Statements.

WisdomTree Trust	135

Financial Highlights

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Dynamic Currency Hedged International Equity Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Net asset value, beginning of period	$31.16	$27.78	$30.50	$25.40	$28.84	$28.96
Investment operations:

Net investment income[1]	0.40	1.36	1.34	0.91	0.80	1.04

Net realized and unrealized gain (loss)	1.19	3.31	(2.54)	5.27	(3.44)	(0.17)
Total from investment operations	1.59	4.67	(1.20)	6.18	(2.64)	0.87
Dividends to shareholders:

Net investment income	(0.59)	(1.29)	(1.52)	(1.08)	(0.80)	(0.99)
Net asset value, end of period	$32.16	$31.16	$27.78	$30.50	$25.40	$28.84

TOTAL RETURN[2]	5.15%	17.18%	(4.12)%	24.76%	(9.34)%[3]	3.11%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$231,579	$241,457	$168,070	$161,660	$198,145	$252,362

Ratios to average net assets of:

Expenses, net of expense waivers	0.40%[4]	0.41%[5]	0.41%[5]	0.39%	0.35%	0.35%

Expenses, prior to expense waivers	0.40%[4]	0.41%[5]	0.41%[5]	0.40%	0.40%	0.40%

Net investment income	2.55%[4]	4.56%	4.41%	3.26%	2.87%	3.68%
Portfolio turnover rate[6]	23%	29%	35%	38%	17%	26%

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Net asset value, beginning of period	$31.10	$29.80	$34.45	$26.22	$29.60	$31.50
Investment operations:

Net investment income[1]	0.47	1.55	1.37	0.88	0.88	1.12

Net realized and unrealized gain (loss)	1.96	1.40	(4.65)	8.46	(3.39)	(2.29)
Total from investment operations	2.43	2.95	(3.28)	9.34	(2.51)	(1.17)
Dividends and distributions to shareholders:

Net investment income	(0.57)	(1.31)	(1.37)	(1.11)	(0.87)	(0.73)

Capital gains	—	(0.34)	—	—	—	—
Total dividends and distributions to shareholders	(0.57)	(1.65)	(1.37)	(1.11)	(0.87)	(0.73)
Net asset value, end of period	$32.96	$31.10	$29.80	$34.45	$26.22	$29.60

TOTAL RETURN[2]	7.91%	10.27%	(9.78)%	36.12%	(8.70)%[7]	(3.70)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$232,399	$177,298	$58,118	$41,336	$38,015	$34,041

Ratios to average net assets of:

Expenses, net of expense waivers	0.48%[4]	0.49%[8]	0.49%[8]	0.47%	0.43%	0.43%

Expenses, prior to expense waivers	0.48%[4]	0.49%[8]	0.49%[8]	0.48%	0.48%	0.48%

Net investment income	3.01%[4]	5.05%	4.06%	2.86%	3.08%	3.77%
Portfolio turnover rate[6]	37%	48%	48%	60%	25%	55%
[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[3]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.11% lower.

[4]	Annualized.

[5]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.40%.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]

Includes a voluntary reimbursement from the sub-advisor for investment losses on certain foreign exchange transactions during the period. Excluding this voluntary reimbursement, total return would have been 0.14% lower.

[8]	Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.48%.

See Notes to Financial Statements.

136	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets ESG Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020[1]	For the Year Ended June 30, 2019
Net asset value, beginning of period	$28.40	$28.31	$39.34	$27.90	$31.47	$30.95
Investment operations:

Net investment income[2]	0.26	0.69	0.99	0.62	0.93	1.21

Net realized and unrealized gain (loss)	1.24	0.31	(11.07)	11.50	(3.44)	0.38
Total from investment operations	1.50	1.00	(10.08)	12.12	(2.51)	1.59
Dividends to shareholders:

Net investment income	(0.44)	(0.91)	(0.95)	(0.68)	(1.06)	(1.07)
Net asset value, end of period	$29.46	$28.40	$28.31	$39.34	$27.90	$31.47

TOTAL RETURN[3]	5.38%	3.82%	(25.99)%	43.82%	(8.19)%	5.25%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$23,569	$22,718	$25,481	$35,404	$33,482	$50,353

Ratios to average net assets of:

Expenses	0.32%[4]	0.32%	0.32%	0.32%[5,6]	0.32%	0.32%

Net investment income	1.86%[4]	2.51%	2.88%	1.79%[5]	3.13%	3.97%
Portfolio turnover rate[7]	33%	48%	57%	69%	130%[1]	26%

WisdomTree Emerging Markets ex-China Fund					For the Six Months Ended December 31, 2023 (unaudited)	For the Period September 22, 2022* through June 30, 2023
Net asset value, beginning of period					$27.34	$24.73
Investment operations:

Net investment income[2]					0.19	0.34

Net realized and unrealized gain					2.31	2.51
Total from investment operations					2.50	2.85
Dividends to shareholders:

Net investment income					(0.32)	(0.24)
Net asset value, end of period					$29.52	$27.34

TOTAL RETURN[3]					9.26%	11.59%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)					$29,521	$16,405

Ratios to average net assets of:

Expenses					0.32%[4]	0.32%[4]

Net investment income					1.42%[4]	1.70%[4]
Portfolio turnover rate[7]					13%	85%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.
[1]

The information reflects the investment objective and strategy of the WisdomTree Emerging Markets Dividend Fund through March 15, 2020 and the investment objective and strategy of the WisdomTree Emerging Markets ESG Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

[2]	Based on average shares outstanding.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Emerging Markets ESG Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[6]	The expense ratio includes investment advisory fee waivers. Without these investment advisory fee waivers, the expense ratio would have been unchanged.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	137

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree International ESG Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020[1]	For the Year Ended June 30, 2019
Net asset value, beginning of period	$27.86	$24.82	$30.78	$24.48	$23.96	$24.67
Investment operations:

Net investment income[2]	0.23	0.86	0.87	0.51	0.46	0.49

Net realized and unrealized gain (loss)	1.48	2.99	(5.98)	6.52	0.73 [3]	0.02
Total from investment operations	1.71	3.85	(5.11)	7.03	1.19	0.51
Dividends and distributions to shareholders:

Net investment income	(0.26)	(0.81)	(0.85)	(0.73)	(0.50)	(0.29)

Capital gains	—	—	—	—	(0.17)	(0.93)
Total dividends and distributions to shareholders	(0.26)	(0.81)	(0.85)	(0.73)	(0.67)	(1.22)
Net asset value, end of period	$29.31	$27.86	$24.82	$30.78	$24.48	$23.96

TOTAL RETURN[4]	6.18%	15.77%	(16.85)%	28.94%	4.88%	2.56%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$11,724	$11,144	$7,447	$7,694	$18,363	$28,749

Ratios to average net assets of:

Expenses, net of expense waivers	0.30%[5]	0.30%	0.30%	0.30%	0.15%[6]	0.10%[6]

Expenses, prior to expense waivers	0.30%[5]	0.30%	0.30%	0.30%	0.52%[6]	0.58%[6]

Net investment income	1.68%[5]	3.31%	2.96%	1.86%	1.89%[6]	2.10%[6]
Portfolio turnover rate[7]	35%	74%	87%	80%	112%[1]	6%

WisdomTree U.S. Corporate Bond Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Net asset value, beginning of period	$43.77	$45.21	$54.48	$54.40	$51.09	$47.79
Investment operations:

Net investment income[2]	0.94	1.63	1.25	1.23	1.42	1.59

Net realized and unrealized gain (loss)	1.14	(0.91)	(9.18)	0.25 [3]	3.37	3.28
Total from investment operations	2.08	0.72	(7.93)	1.48	4.79	4.87
Dividends and distributions to shareholders:

Net investment income	(0.95)	(2.16)	(1.24)	(1.21)	(1.48)	(1.57)

Capital gains	—	—	(0.10)	(0.19)	—	—
Total dividends and distributions to shareholders	(0.95)	(2.16)	(1.34)	(1.40)	(1.48)	(1.57)
Net asset value, end of period	$44.90	$43.77	$45.21	$54.48	$54.40	$51.09

TOTAL RETURN[4]	4.88%	1.69%	(14.83)%	2.75%	9.54%	10.44%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$8,979	$8,755	$40,685	$49,028	$38,077	$5,109

Ratios to average net assets of:

Expenses, net of expense waivers	0.18%[5]	0.18%	0.18%	0.18%[8]	0.18%	0.18%

Expenses, prior to expense waivers	0.18%[5]	0.18%	0.18%	0.21%	0.28%	0.28%

Net investment income	4.33%[5]	3.63%	2.42%	2.27%	2.71%	3.29%
Portfolio turnover rate[7]	11%	41%	52%	36%	25%	22%
[1]

The information reflects the investment objective and strategy of the WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund through March 15, 2020 and the investment objective and strategy of the WisdomTree International ESG Fund thereafter. The increase in the portfolio turnover rate was primarily a result of the aforementioned investment objective and strategy change.

[2]	Based on average shares outstanding.

[3]

The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[4]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[5]	Annualized.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]

The investment advisor had contractually agreed to limit the advisory fee to 0.18% through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.18%.

See Notes to Financial Statements.

138	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. High Yield Corporate Bond Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Net asset value, beginning of period	$44.08	$43.92	$52.79	$48.53	$51.51	$49.77
Investment operations:

Net investment income[1]	1.44	2.60	2.20	2.32	2.64	2.84

Net realized and unrealized gain (loss)	1.60	0.16	(8.92)	4.28	(3.00)	1.69
Total from investment operations	3.04	2.76	(6.72)	6.60	(0.36)	4.53
Dividends and distributions to shareholders:

Net investment income	(1.46)	(2.60)	(2.15)	(2.34)	(2.62)	(2.75)

Capital gains	—	—	—	—	—	(0.04)

Tax return of capital	—	—	—	—	(0.00)[2]	—
Total dividends and distributions to shareholders	(1.46)	(2.60)	(2.15)	(2.34)	(2.62)	(2.79)
Net asset value, end of period	$45.66	$44.08	$43.92	$52.79	$48.53	$51.51

TOTAL RETURN[3]	7.09%	6.42%	(13.16)%	13.84%	(0.72)%	9.43%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$232,880	$207,193	$171,295	$158,359	$63,083	$15,453

Ratios to average net assets of:

Expenses, net of expense waivers	0.38%[4]	0.38%	0.38%	0.38%[5]	0.38%	0.38%

Expenses, prior to expense waivers	0.38%[4]	0.38%	0.38%	0.41%	0.48%	0.48%

Net investment income	6.53%[4]	5.85%	4.36%	4.51%	5.32%	5.68%
Portfolio turnover rate[6]	13%	22%	24%	21%	22%	14%

WisdomTree U.S. Short-Term Corporate Bond Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Year Ended June 30, 2019
Net asset value, beginning of period	$46.83	$47.51	$51.48	$51.58	$50.43	$49.03
Investment operations:

Net investment income[1]	0.85	1.39	0.68	0.75	1.23	1.24

Net realized and unrealized gain (loss)	1.10	(0.65)	(3.82)	0.06 [7]	1.13 [7]	1.39

Net increase from payment by affiliate	—	0.00 [2]	—	—	—	—
Total from investment operations	1.95	0.74	(3.14)	0.81	2.36	2.63
Dividends and distributions to shareholders:

Net investment income	(0.82)	(1.42)	(0.62)	(0.75)	(1.21)	(1.23)

Capital gains	—	—	(0.21)	(0.16)	—	—
Total dividends and distributions to shareholders	(0.82)	(1.42)	(0.83)	(0.91)	(1.21)	(1.23)
Net asset value, end of period	$47.96	$46.83	$47.51	$51.48	$51.58	$50.43

TOTAL RETURN[3]	4.22%	1.59%[8]	(6.18)%	1.59%	4.75%	5.44%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$52,755	$37,463	$42,757	$30,886	$20,632	$5,043

Ratios to average net assets of:

Expenses, net of expense waivers	0.18%[4]	0.18%	0.18%	0.18%[9]	0.18%	0.18%

Expenses, prior to expense waivers	0.18%[4]	0.18%	0.18%	0.21%	0.28%	0.28%

Net investment income	3.60%[4]	2.95%	1.36%	1.46%	2.43%	2.50%
Portfolio turnover rate[6]	13%	42%	55%	47%	43%	28%
[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Annualized.

[5]

The investment advisor had contractually agreed to limit the advisory fee to 0.38% through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.38%.

[6]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[7]

The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

[8]	Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged.

[9]

The investment advisor had contractually agreed to limit the advisory fee to 0.18% through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.18%.

See Notes to Financial Statements.

WisdomTree Trust	139

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Emerging Markets Efficient Core Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Period May 20, 2021* through June 30, 2021
Net asset value, beginning of period	$27.61	$28.63	$41.51	$39.75
Investment operations:

Net investment income[1]	0.30	0.78	0.82	0.13

Net realized and unrealized gain (loss)	0.81	(0.97)	(12.71)	1.69

Net increase from payment by affiliate	—	0.00 [2]	—	—
Total from investment operations	1.11	(0.19)	(11.89)	1.82
Dividends and distributions to shareholders:

Net investment income	(0.44)	(0.83)	(0.73)	(0.06)

Capital gains	—	—	(0.26)	—
Total dividends and distributions to shareholders	(0.44)	(0.83)	(0.99)	(0.06)
Net asset value, end of period	$28.28	$27.61	$28.63	$41.51

TOTAL RETURN[3]	4.14%	(0.41)%[4]	(29.06)%	4.58%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$53,727	$52,464	$34,352	$2,075

Ratios to average net assets of:

Expenses, net of expense waivers	0.32%[5]	0.32%	0.32%[6]	0.31%[5,6]

Expenses, prior to expense waivers	0.32%[5]	0.32%	0.32%[6]	0.32%[5,6]

Net investment income	2.26%[5]	2.87%	2.52%[6]	2.68%[5,6]
Portfolio turnover rate[7]	2%	12%	102%	3%

WisdomTree International Efficient Core Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Period May 20, 2021* through June 30, 2021
Net asset value, beginning of period	$34.24	$30.93	$39.98	$39.43
Investment operations:

Net investment income[1]	0.29	0.92	1.19	0.09

Net realized and unrealized gain (loss)	1.47	3.15	(9.26)	0.50 [8]
Total from investment operations	1.76	4.07	(8.07)	0.59
Dividends and distributions to shareholders:

Net investment income	(0.30)	(0.76)	(0.96)	(0.04)

Capital gains	—	—	(0.02)	—
Total dividends and distributions to shareholders	(0.30)	(0.76)	(0.98)	(0.04)
Net asset value, end of period	$35.70	$34.24	$30.93	$39.98

TOTAL RETURN[3]	5.19%	13.35%	(20.44)%	1.50%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$294,518	$253,357	$75,767	$1,999

Ratios to average net assets of:

Expenses	0.26%[5]	0.26%	0.26%	0.26%[5]

Net investment income	1.74%[5]	2.82%	3.30%	1.94%[5]
Portfolio turnover rate[7]	1%	5%	13%	0%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]	Amount represents less than $0.005.

[3]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Emerging Markets Efficient Core Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

[4]	Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged.

[5]	Annualized.

[6]	The ratios to average net assets do not include net investment income (loss) or expenses of other funds in which the Fund invests.

[7]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[8]

The amount of net realized and unrealized gain per share does not correspond with the amounts reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

See Notes to Financial Statements.

140	WisdomTree Trust

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree U.S. Efficient Core Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Year Ended June 30, 2020	For the Period August 2, 2018* through June 30, 2019
Net asset value, beginning of period	$37.09	$33.36	$40.57	$30.60	$27.14	$25.08
Investment operations:

Net investment income[1]	0.26	0.45	0.42	0.41	0.45	0.38

Net realized and unrealized gain (loss)	2.46	3.73	(7.23)	9.95	3.39	2.01
Total from investment operations	2.72	4.18	(6.81)	10.36	3.84	2.39
Dividends and distributions to shareholders:

Net investment income	(0.27)	(0.45)	(0.40)	(0.37)	(0.27)	(0.33)

Capital gains	—	—	—	(0.02)	(0.11)	—
Total dividends and distributions to shareholders	(0.27)	(0.45)	(0.40)	(0.39)	(0.38)	(0.33)
Net asset value, end of period	$39.54	$37.09	$33.36	$40.57	$30.60	$27.14

TOTAL RETURN[2]	7.36%	12.68%	(16.95)%	34.04%	14.25%	9.64%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$939,067	$852,996	$695,605	$519,284	$238,679	$5,428

Ratios to average net assets of:

Expenses	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%[3]

Net investment income	1.40%[3]	1.32%	1.05%	1.12%	1.57%	1.68%[3]
Portfolio turnover rate[4]	3%	7%	7%	9%	13%	11%

WisdomTree Artificial Intelligence and Innovation Fund				For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Period December 9, 2021* through June 30, 2022
Net asset value, beginning of period				$19.02	$15.04	$25.22
Investment operations:

Net investment income[1]				0.02	0.07	0.03

Net realized and unrealized gain (loss)				1.67	3.94	(10.21)
Total from investment operations				1.69	4.01	(10.18)
Dividends and distributions to shareholders:

Net investment income				(0.03)	(0.03)	—

Capital gains				(0.02)	—	—
Total dividends and distributions to shareholders				(0.05)	(0.03)	—
Net asset value, end of period				$20.66	$19.02	$15.04

TOTAL RETURN[2]				8.89%	26.74%	(40.36)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)				$199,405	$122,673	$752

Ratios to average net assets of:

Expenses				0.45%[3]	0.45%	0.45%[3]

Net investment income				0.20%[3]	0.42%	0.26%[3]
Portfolio turnover rate[4]				32%	26%	11%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

WisdomTree Trust	141

Financial Highlights (continued)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Battery Value Chain and Innovation Fund		For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Period February 17, 2022* through June 30, 2022
Net asset value, beginning of period		$34.78	$34.74	$40.49
Investment operations:

Net investment income[1]		0.09	0.53	0.22

Net realized and unrealized loss		(3.65)	(0.34)	(5.97)
Total from investment operations		(3.56)	0.19	(5.75)
Dividends to shareholders:

Net investment income		(0.74)	(0.15)	—
Net asset value, end of period		$30.48	$34.78	$34.74

TOTAL RETURN[2]		(10.21)%	0.58%	(14.20)%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)		$4,573	$5,217	$1,737

Ratios to average net assets of:

Expenses		0.45%[3]	0.45%	0.45%[3]

Net investment income		0.60%[3]	1.54%	1.56%[3]
Portfolio turnover rate[4]		18%	95%	48%

WisdomTree BioRevolution Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Period June 3, 2021* through June 30, 2021
Net asset value, beginning of period	$17.40	$17.36	$26.65	$25.03
Investment operations:

Net investment income (loss)[1]	0.04	0.11	0.08	(0.00)[5]

Net realized and unrealized gain (loss)	(0.44)	0.00 [5]	(9.34)	1.62
Total from investment operations	(0.40)	0.11	(9.26)	1.62
Dividends to shareholders:

Net investment income	(0.14)	(0.07)	(0.03)	—
Net asset value, end of period	$16.86	$17.40	$17.36	$26.65

TOTAL RETURN[2]	(2.33)%	0.61%	(34.79)%	6.47%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$2,697	$2,783	$4,688	$2,665

Ratios to average net assets of:

Expenses	0.45%[3]	0.45%	0.45%	0.45%[3]

Net investment income (loss)	0.53%[3]	0.60%	0.36%	(0.07)%[3]
Portfolio turnover rate[4]	7%	34%	17%	0%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Amount represents less than $0.005.

See Notes to Financial Statements.

142	WisdomTree Trust

Financial Highlights (concluded)

WisdomTree Trust

Selected data for a share of beneficial interest outstanding throughout the period is presented below:

WisdomTree Cloud Computing Fund	For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021	For the Period September 6, 2019* through June 30, 2020
Net asset value, beginning of period	$31.73	$28.03	$55.89	$38.96	$25.06
Investment operations:

Net investment loss[1]	(0.05)	(0.11)	(0.21)	(0.22)	(0.11)

Net realized and unrealized gain (loss)	3.29	3.81	(27.65)	17.15	14.01
Total from investment operations	3.24	3.70	(27.86)	16.93	13.90
Net asset value, end of period	$34.97	$31.73	$28.03	$55.89	$38.96

TOTAL RETURN[2]	10.21%	13.20%	(49.85)%	43.45%	55.47%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)	$677,529	$688,573	$630,651	$1,277,042	$420,771

Ratios to average net assets of:

Expenses	0.45%[3]	0.45%	0.45%	0.45%	0.45%[3]

Net investment loss	(0.35)%[3]	(0.38)%	(0.44)%	(0.44)%	(0.43)%[3]
Portfolio turnover rate[4]	14%	41%	50%	40%	8%

WisdomTree Cybersecurity Fund		For the Six Months Ended December 31, 2023 (unaudited)	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Period January 28, 2021* through June 30, 2021
Net asset value, beginning of period		$19.35	$17.81	$24.43	$24.17
Investment operations:

Net investment income (loss)[1]		0.07	(0.05)	0.12	(0.01)

Net realized and unrealized gain (loss)		5.94	1.59	(6.63)	0.27
Total from investment operations		6.01	1.54	(6.51)	0.26
Dividends to shareholders:

Net investment income		—	(0.00)[5]	(0.11)	—
Net asset value, end of period		$25.36	$19.35	$17.81	$24.43

TOTAL RETURN[2]		31.06%	8.68%	(26.79)%	1.08%
RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (000’s omitted)		$49,454	$31,930	$32,762	$26,875

Ratios to average net assets of:

Expenses		0.45%[3]	0.45%	0.45%	0.45%[3]

Net investment income (loss)		0.66%[3]	(0.26)%	0.49%	(0.16)%[3]
Portfolio turnover rate[4]		17%	45%	56%	18%
*	Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

[1]	Based on average shares outstanding.

[2]

Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

[3]	Annualized.

[4]

Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

[5]	Amount represents less than $0.005.

See Notes to Financial Statements.

WisdomTree Trust	143

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Emerging Markets ESG Fund (“Emerging Markets ESG Fund”)	April 7, 2016
WisdomTree Emerging Markets ex-China Fund (“Emerging Markets ex-China Fund”)	September 22, 2022
WisdomTree International ESG Fund (“International ESG Fund”)	November 3, 2016
WisdomTree U.S. Corporate Bond Fund (“U.S. Corporate Bond Fund”)	April 27, 2016
WisdomTree U.S. High Yield Corporate Bond Fund (“U.S. High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree U.S. Short-Term Corporate Bond Fund (“U.S. Short-Term Corporate Bond Fund”)	April 27, 2016
WisdomTree Emerging Markets Efficient Core Fund (“Emerging Markets Efficient Core Fund”)	May 20, 2021
WisdomTree International Efficient Core Fund (“International Efficient Core Fund”)	May 20, 2021
WisdomTree U.S. Efficient Core Fund (“U.S. Efficient Core Fund”)	August 2, 2018
WisdomTree Artificial Intelligence and Innovation Fund (“Artificial Intelligence and Innovation Fund”)	December 9, 2021
WisdomTree Battery Value Chain and Innovation Fund (“Battery Value Chain and Innovation Fund”)	February 17, 2022
WisdomTree BioRevolution Fund (“BioRevolution Fund”)	June 3, 2021
WisdomTree Cloud Computing Fund (“Cloud Computing Fund”)	September 6, 2019
WisdomTree Cybersecurity Fund (“Cybersecurity Fund”)	January 28, 2021

Each Fund, except the Emerging Markets ESG Fund, International ESG Fund, Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The Emerging Markets ESG Fund, International ESG Fund, Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund are actively managed using a model-based approach. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each

144	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, as calculated using the 4:00 p.m. London time closing spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

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Notes to Financial Statements (unaudited) (continued)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months ended December 31, 2023, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, equity futures contracts and interest rate futures contracts during the fiscal period ended December 31, 2023 and open positions in such derivatives as of December 31, 2023 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. Any collateral posted (or received) with respect to the derivative positions would be used to offset or reduce the payment due to (or due from) a counterparty in the event of default. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of December 31, 2023, if any, is reflected as a footnote within each Fund’s Schedule of Investments. The Funds’ maximum credit risk exposure to derivatives agreements would be the total value of derivatives disclosed in the table included in Note 2 — Master Netting Arrangements under the column entitled “Assets: Net Amount”.

146	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

As of December 31, 2023, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Dynamic Currency Hedged International Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$119,196	Unrealized depreciation on foreign currency contracts	$2,595,139
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	1,606	Unrealized depreciation on foreign currency contracts	3,166,089
Emerging Markets ex-China Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	52
International ESG Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	5	Unrealized depreciation on foreign currency contracts	18
Emerging Markets Efficient Core Fund
Interest rate risk	Unrealized appreciation on futures contracts*	1,163,332	Unrealized depreciation on futures contracts*	—
International Efficient Core Fund
Interest rate risk	Unrealized appreciation on futures contracts*	6,236,130	Unrealized depreciation on futures contracts*	—
U.S. Efficient Core Fund
Interest rate risk	Unrealized appreciation on futures contracts*	20,182,015	Unrealized depreciation on futures contracts*	—
Artificial Intelligence and Innovation Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	2,686
*

Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on pages 150 and 151 for additional information regarding balance sheet location of balances associated with futures contracts.

For the six months ended December 31, 2023, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Dynamic Currency Hedged International Equity Fund
Foreign currency risk	$(2,275,915)	$(2,201,499)
Dynamic Currency Hedged International SmallCap Equity Fund
Equity risk	9,537	—
Interest rate risk	(1,063,896)	(3,183,440)
Emerging Markets ESG Fund
Foreign currency risk	(8,326)	—
Emerging Markets ex-China Fund
Foreign currency risk	(17,468)	(52)
International ESG Fund
Foreign currency risk	(3,449)	(13)
Emerging Markets Efficient Core Fund
Foreign currency risk	2,627	—
Interest rate risk	(1,706,118)	1,570,158
International Efficient Core Fund
Foreign currency risk	45,999	—
Interest rate risk	(8,059,801)	8,148,524
U.S. Efficient Core Fund
Foreign currency risk	(17)	—
Interest rate risk	(27,616,625)	26,741,446

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Notes to Financial Statements (unaudited) (continued)

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Artificial Intelligence and Innovation Fund
Foreign currency risk	$(1,744)	$(2,270)
Battery Value Chain and Innovation Fund
Foreign currency risk	(2,363)	(7)
BioRevolution Fund
Foreign currency risk	17	—
Cybersecurity Fund
Foreign currency risk	1,559	—

[1]	Realized gains (losses) on derivatives are located on the Statements of Operations as follows:

Equity risk	Net realized gain (loss) from futures contracts
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Interest rate risk	Net realized gain (loss) from futures contracts

[2]	Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:

Equity risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Interest rate risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

During the six months ended December 31, 2023, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional

Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Dynamic Currency Hedged International Equity Fund
Foreign currency risk	$136,685,099	$269,922,604	$—
Dynamic Currency Hedged International SmallCap Equity Fund
Equity risk[1]	—	—	188,685
Foreign currency risk	119,601,038	234,780,944	—
Emerging Markets ESG Fund
Foreign currency risk	2,968	4,599	—
Emerging Markets ex-China Fund
Foreign currency risk	4,243	3,875	—
International ESG Fund
Foreign currency risk	8,486	1,025	—
Emerging Markets Efficient Core Fund
Foreign currency risk	175	32,525	—
Interest rate risk	—	—	30,740,035
International Efficient Core Fund
Foreign currency risk	—	1,162,951	—
Interest rate risk	—	—	155,401,345
U.S. Efficient Core Fund
Foreign currency risk[1]	354	—	—
Interest rate risk	—	—	514,847,469
Artificial Intelligence and Innovation Fund
Foreign currency risk	186,470	28,563	—
Battery Value Chain and Innovation Fund
Foreign currency risk	86	893	—
BioRevolution Fund
Foreign currency risk[1]	1,394	1,221	—
[1]	The volume of derivative activity for the period is based on intra-month balances.

148	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined, at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. In addition, the Funds generally will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

As of December 31, 2023, dividend payments denominated in Russian rubles from certain sanctioned Russian issuers were held in restricted foreign cash accounts by the Funds’ custodian on behalf of the Emerging Markets ESG Fund and Emerging Markets Efficient Core Fund. Under sanctions imposed by the United States (“U.S.”) and the European Union (“E.U.”) against Russia and certain Russian issuers pertaining to Russia’s invasion of Ukraine, payments (such as dividend payments or interest payments) made by sanctioned issuers to entities domiciled in the U.S., such as the Funds, or E.U. are restricted from withdrawal or use and there is no assurance these sanctioned payments will be ultimately collected by the Funds. As a result of U.S. sanctions in place against Russia and certain Russian issuers and significant uncertainty as to whether these sanctions will be removed or lifted, the Funds have not recognized these Russian dividend payments.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of December 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of December 31, 2023, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of December 31, 2023, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar

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Notes to Financial Statements (unaudited) (continued)

equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the fiscal period ended December 31, 2023, the Funds, except for the Currency Hedged Equity Funds, utilized foreign currency contracts primarily to facilitate foreign security settlements. The Currency Hedged Equity Funds utilized foreign currency contracts primarily to dynamically offset applicable international currency exposure from positions in international equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The Dynamic Currency Hedged International SmallCap Equity Fund utilized equity futures contracts on a temporary basis during the period to obtain market exposure consistent with its investment objective during the Fund’s quarterly portfolio rebalance. The Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund each utilized futures contracts to obtain long exposure to U.S. Treasury obligations consistent with their investment strategy. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., equity, currency or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statement of Assets and Liabilities, and U.S. government

150	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The variation margin received or paid by the Funds, that is on deposit with the broker, on both open and closed futures contracts and certain futures contracts where variation margin is received or paid by the Funds on the expiration date, are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to, “Deposits at broker for futures contracts” or “Deposits due to broker for future contracts”. Deposits at broker utilized for futures contract margin requirements generally are restricted from withdrawal. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter derivatives (“OTC”), such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign

WisdomTree Trust	151

Notes to Financial Statements (unaudited) (continued)

securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Each Fund’s futures contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts are excluded from the netting table herein.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2023, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

	Assets				Liabilities

	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
Fund		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Dynamic Currency Hedged International Equity Fund
Securities Lending	$8,546,369	$—	$(8,546,369)[1]	$—	$—	$—	$—	$—
Foreign Currency Contracts	119,196	(19,056)	—	100,140	2,595,139	(19,056)	—	2,576,083
Dynamic Currency Hedged International SmallCap Equity Fund
Securities Lending	24,266,978	—	(24,266,978)[1]	—	—	—	—	—
Foreign Currency Contracts	1,606	(1,606)	—	—	3,166,089	(1,606)	—	3,164,483
Emerging Markets ESG Fund
Securities Lending	976,505	—	(976,505)[1]	—	—	—	—	—
Emerging Markets ex-China Fund
Foreign Currency Contracts	—	—	—	—	52	—	—	52
International ESG Fund
Securities Lending	317,081	—	(317,081)[1]	—	—	—	—	—
Foreign Currency Contracts	5	(4)	—	1	18	(4)	—	14
U.S. Corporate Bond Fund
Securities Lending	367,085	—	(367,085)[1]	—	—	—	—	—
U.S. High Yield Corporate Bond Fund
Securities Lending	10,421,168	—	(10,421,168)[1]	—	—	—	—	—
U.S. Short-Term Corporate Bond Fund
Securities Lending	670,709	—	(670,709)[1]	—	—	—	—	—
Emerging Markets Efficient Core Fund
Securities Lending	551,362	—	(551,362)[1]	—	—	—	—	—
International Efficient Core Fund
Securities Lending	9,402,415	—	(9,402,415)[1]	—	—	—	—	—
U.S. Efficient Core Fund
Securities Lending	279,409	—	(279,409)[1]	—	—	—	—	—
Artificial Intelligence and Innovation Fund
Securities Lending	17,067,389	—	(17,067,389)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	2,686	—	—	2,686
Battery Value Chain and Innovation Fund
Securities Lending	410,311	—	(410,311)[1]	—	—	—	—	—
BioRevolution Fund
Securities Lending	114,554	—	(114,554)[1]	—	—	—	—	—
Cloud Computing Fund
Securities Lending	50,720,094	—	(50,720,094)[1]	—	—	—	—	—
[1]	The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

152	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Emerging Markets Investments — Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. The Funds may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for U.S. Corporate Bond Fund, U.S. High Yield Corporate Bond Fund and U.S. Short-Term Corporate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (“Voya”). Mellon and Voya are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

WisdomTree Trust	153

Notes to Financial Statements (unaudited) (continued)

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets, as shown in the following table:

Fund	Advisory Fee Rate
Dynamic Currency Hedged International Equity Fund	0.40%
Dynamic Currency Hedged International SmallCap Equity Fund	0.48%
Emerging Markets ESG Fund	0.32%
Emerging Markets ex-China Fund	0.32%
International ESG Fund	0.30%
U.S. Corporate Bond Fund	0.18%
U.S. High Yield Corporate Bond Fund	0.38%
U.S. Short-Term Corporate Bond Fund	0.18%
Emerging Markets Efficient Core Fund	0.32%
International Efficient Core Fund	0.26%
U.S. Efficient Core Fund	0.20%
Artificial Intelligence and Innovation Fund	0.45%
Battery Value Chain and Innovation Fund	0.45%
BioRevolution Fund	0.45%
Cloud Computing Fund	0.45%
Cybersecurity Fund	0.45%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended December 31, 2023, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statement of Operations in “Expense waivers”.

During the six months ended December 31, 2023, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the six months ended December 31, 2023, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/(Loss)
Dynamic Currency Hedged International Equity Fund	$6,158,551	$2,336,144	$(14,183)
Dynamic Currency Hedged International SmallCap Equity Fund	2,597,414	5,377,158	105,191

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended December 31, 2023, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

	At December 31, 2023		For the six months ended December 31, 2023

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Dynamic Currency Hedged International Equity Fund	665	$21,400	$389
Emerging Markets ex-China Fund	73	2,158	23
International ESG Fund	328	9,628	85
U.S. Corporate Bond Fund	84	3,771	76
U.S. High Yield Corporate Bond Fund	434	19,712	719
U.S. Short-Term Corporate Bond Fund	311	14,919	254
Emerging Markets Efficient Core Fund	57	1,614	25
International Efficient Core Fund	192	6,859	55

154	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

	At December 31, 2023		For the six months ended December 31, 2023

Fund	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
U.S. Efficient Core Fund	403	$15,838	$105
Artificial Intelligence and Innovation Fund	234	4,841	6
Cloud Computing Fund	82	2,866	—
Cybersecurity Fund	116	2,943	—

4. CAPITAL SHARE TRANSACTIONS

As of December 31, 2023, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102%-110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of December 31, 2023, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months ended December 31, 2023 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions

Fund	Purchases	Sales	Purchases	Sales	Purchases	Sales
Dynamic Currency Hedged International Equity Fund	$54,273,395	$60,237,108	$—	$—	$—	$15,808,160
Dynamic Currency Hedged International SmallCap Equity Fund	74,507,390	72,971,962	—	—	37,862,671	—
Emerging Markets ESG Fund	7,478,835	7,538,253	—	—	—	—
Emerging Markets ex-China Fund	11,861,357	2,878,803	—	—	1,889,565	—
International ESG Fund	3,870,727	3,868,056	—	—	—	—
U.S. Corporate Bond Fund	904,977	922,173	—	—	—	—
U.S. High Yield Corporate Bond Fund	26,950,547	28,031,956	—	—	25,675,914	8,444,017
U.S. Short-Term Corporate Bond Fund	4,995,967	5,090,475	8,075	—	13,940,153	—
Emerging Markets Efficient Core Fund	706,779	2,252,838	—	—	—	—
International Efficient Core Fund	1,333,370	7,875,124	—	—	24,762,445	—
U.S. Efficient Core Fund	20,424,933	45,701,959	—	—	39,479,665	16,805,172
Artificial Intelligence and Innovation Fund	54,280,233	49,838,585	—	—	79,261,716	22,758,878
Battery Value Chain and Innovation Fund	842,968	934,360	—	—	—	—
BioRevolution Fund	177,220	190,671	—	—	—	—
Cloud Computing Fund	91,235,114	92,465,870	—	—	206,486,169	288,728,738
Cybersecurity Fund	6,027,550	6,048,323	—	—	7,499,586	—

WisdomTree Trust	155

Notes to Financial Statements (unaudited) (continued)

6. FEDERAL INCOME TAXES

At December 31, 2023, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation	Total Net Unrealized Appreciation/ (Depreciation)
Dynamic Currency Hedged International Equity Fund	$198,142,488	$42,297,431	$(5,409,684)	$36,887,747	$2,381	$(50,233)	$(47,852)	$36,839,895
Dynamic Currency Hedged International SmallCap Equity Fund	216,494,158	32,618,333	(4,625,454)	27,992,879	81	(63,569)	(63,488)	27,929,391
Emerging Markets ESG Fund	20,504,969	5,304,364	(1,694,462)	3,609,902	—	—	—	3,609,902
Emerging Markets ex-China Fund	25,640,300	4,399,065	(392,770)	4,006,295	—	(52)	(52)	4,006,243
International ESG Fund	10,421,596	1,473,821	(180,590)	1,293,231	5	(12)	(7)	1,293,224
U.S. Corporate Bond Fund	9,460,860	87,039	(480,671)	(393,632)	—	—	—	(393,632)
U.S. High Yield Corporate Bond Fund	241,526,399	3,630,150	(8,329,978)	(4,699,828)	—	—	—	(4,699,828)
U.S. Short-Term Corporate Bond Fund	53,144,433	408,892	(720,425)	(311,533)	—	—	—	(311,533)
Emerging Markets Efficient Core Fund	51,283,419	5,137,923	(8,144,125)	(3,006,202)	—	—	—	(3,006,202)
International Efficient Core Fund	238,370,871	36,104,929	(9,323,012)	26,781,917	—	—	—	26,781,917
U.S. Efficient Core Fund	$711,501,232	$149,819,288	$(24,936,528)	$124,882,760	$—	$—	$—	$124,882,760
Artificial Intelligence and Innovation Fund	192,588,894	24,643,204	(4,359,504)	20,283,700	—	(2,521)	(2,521)	20,281,179
Battery Value Chain and Innovation Fund	4,954,050	607,936	(722,759)	(114,823)	—	—	—	(114,823)
BioRevolution Fund	3,414,883	227,160	(848,395)	(621,235)	—	—	—	(621,235)
Cloud Computing Fund	897,221,641	40,583,583	(252,624,763)	(212,041,180)	—	—	—	(212,041,180)
Cybersecurity Fund	45,219,563	6,727,806	(2,726,315)	4,001,491	—	—	—	4,001,491
[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal period ended December 31, 2023, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended December 31, 2023, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal period ended December 31, 2023, the ECJ tax reclaims received by the Funds, if any, did not exceed the foreign withholding taxes of the respective Funds.

156	WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

7. SUBSEQUENT EVENT

At the recommendation of WTAM, the investment adviser of the WisdomTree Emerging Markets ESG Fund and the WisdomTree International ESG Fund (the “Affected Funds”), after continued review of the product lineup and anticipated limited future prospect of investor demand for the Affected Funds, among other considerations, the Board of Trustees determined to close and liquidate the Affected Funds. After the close of business on January 26, 2024, the Affected Funds no longer accepted creation orders. The last day of secondary market trading of the Affected Funds’ shares was also January 26, 2024. Shareholders were able to sell Affected Fund shares through a broker in the standard manner through this date. Customary brokerage charges may have applied to such transactions. When the Affected Funds commenced liquidation of their portfolios, which occurred on or around January 26, 2024, but may have occurred before January 26, 2024, and at different times for each Affected Fund, the liquidation process resulted in the Affected Funds increasing their cash holdings and deviating from the investment objective and strategies stated in their prospectus. Shareholders that remained in the Affected Funds after the last day of trading had their shares redeemed automatically on February 5, 2024, and received cash through their broker or other applicable financial intermediary in an amount equal to the net asset value of their shares as calculated on February 2, 2024. This amount included any accrued capital gains and dividends. Shareholders that remained in an Affected Fund and that received cash were not charged any transaction fees by the Affected Fund. Whether shareholders sell their shares or are automatically redeemed as described above, shareholders will generally recognize a capital gain (or loss) equal to the amount received for their shares (or below) the adjusted cost basis in such shares.

8. ADDITIONAL INFORMATION

Russia’s military invasion of Ukraine initiated in February 2022 and the economic and diplomatic responses by the United States and other countries have led to increased volatility and uncertainty in the financial markets and could continue to adversely affect regional and global economies for the foreseeable future. In response to Russia’s actions, the governments of the United States, the European Union, the United Kingdom, and many other countries collectively imposed heavy and broad-ranging economic sanctions on certain Russian individuals, corporate and banking entities, and other industries and businesses. The sanctions restrict companies from doing business with Russia and Russian companies, prohibit transactions with the Russian central bank and other key Russian financial institutions and entities, ban Russian airlines and ships from using many other countries’ airspace and ports, respectively, and place a freeze on certain Russian assets. The sanctions also removed some Russian banks from the Society for Worldwide Interbank Financial Telecommunications (SWIFT), the electronic network that connects banks globally to facilitate cross-border payments. In addition, the United States has banned oil and other energy imports from Russia, as well as other popular Russian exports, such as diamonds, seafood and vodka. The European Union, the United Kingdom and other countries have also placed restrictions on certain oil, energy and luxury goods imports from Russia.

These sanctions, as well as other economic consequences related to the invasion, such as additional sanctions, boycotts, changes in consumer or purchaser preferences, or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities as well as securities of issuers in other countries that are subject to or otherwise adversely affected by economic sanctions related to Russia’s invasion of Ukraine, including Russian counter measures. To the extent a Fund has exposure to Russian investments or investments in countries affected by the invasion or the sanctions, the Fund’s ability to price, buy, sell, receive or deliver, or receive dividends and interest payments on such investments may be impaired. In certain circumstances, such as when there is no market for a security or other means of valuing or disposing of a security, a Fund may determine to value the affected security at zero. In addition, any exposure a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively affect the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions are impossible to predict, but could result in continued significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. Further, an escalation of the military conflict beyond Ukraine’s borders could result in significant, long-lasting damage to the economies of Eastern and Western Europe as well as the global economy. These and any related events could significantly and adversely affect a Fund’s performance and the value of an investment in the Fund, even in the absence of direct exposure to Russian issuers or issuers in other countries affected by the invasion.

*  *  *  *  *  *

Financial markets around the world may experience extreme volatility, depressed valuations, decreased liquidity and heightened uncertainty and turmoil resulting from major cybersecurity events, geopolitical events (including wars, such as Russia’s invasion of Ukraine, terror attacks, and disruptions to foreign economic and trade relationships), public health emergencies, such as the COVID-19 pandemic, measures to address budget deficits, downgrading of sovereign debt, and public sentiment, among other events. Resulting market volatility, dramatic changes to interest rates, and otherwise unfavorable economic conditions may negatively impact Fund performance or impair a Fund’s ability to achieve its investment objective.

WisdomTree Trust	157

Notes to Financial Statements (unaudited) (concluded)

In March 2023, the financial distress of certain financial institutions raised economic concerns over disruption in the U.S. banking system and regarding the solvency of certain financial services firms. There can be no certainty that the actions taken by the U.S. government to strengthen public confidence in the U.S. banking system will be effective in mitigating the effects of financial institution failures on the economy and restoring public confidence in the U.S. banking system.

*  *  *  *  *  *

Raising the ceiling on U.S. government debt has become increasingly politicized. Any failure to increase the total amount that the U.S. government is authorized to borrow could lead to a default on U.S. government obligations, with unpredictable consequences for economies and markets in the U.S. and elsewhere. On August 1, 2023, Fitch Ratings, Inc. downgraded its U.S. debt rating from the highest AAA rating to AA+, citing “a high and growing general government debt burden, and the erosion of governance relative to ‘AA’ and ‘AAA’ rated peers over the last two decades that has manifested in repeated debt limit standoffs and last-minute resolutions”. The impacts, if any, of the downgrade on financial markets are unknown at this time. The downgrade has potential market impacts, including but not limited to, steep stock market declines and rising bond yields.

158	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited)

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 18-19, 2023 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) each respective sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon”) and Voya Investment Management Co. LLC (“Voya,” and, together with Mellon, the “Sub-Advisers”), pursuant to which the Sub-Advisers coordinate the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreements” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 18, 2023, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of WisdomTree, Inc. (“WT”), the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub- Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2023, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes included only pure-index and index-based exchange traded funds (“ETFs”) as comparison funds, except that the Performance Groups, Expense Groups and Expense Universes

WisdomTree Trust	159

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (continued)

for the actively-managed Funds included only actively-managed ETFs and mutual funds as comparison funds. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were within five basis points of the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed more significantly from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit. The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

160	WisdomTree Trust

Approval of Investment Advisory and Sub-Advisory Agreements (unaudited) (concluded)

* * * * * *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub- Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

WisdomTree Trust	161

General Information (unaudited)

Proxy Voting Policies, Procedures and Record

A complete copy of the Proxy Voting Policy may be obtained upon request, at no charge, by calling 1-866-909-WISE (9473) or writing to: WisdomTree Trust, c/o Foreside Fund Services, LLC, Three Canal Plaza Suite 100, Portland, ME, 04101.

The Trust is required to disclose annually the Funds’ complete proxy voting record on Form N-PX covering the most recent 12-month period ended June 30 and to file Form N-PX with the SEC no later than August 31 of each year. The current Form N-PX for the Funds is available at no charge upon request by calling 1-866-909-WISE (9473) or through the SEC’s website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. Copies of the filings are available, without charge, on the SEC’s website at www.sec.gov and are also available by calling the Trust at 1-866-909-WISE (9473). Copies of the filings may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Information about each Fund’s portfolio holdings is available daily, without charge, at www.wisdomtree.com/investments.

The Statement of Additional Information (“SAI”) has additional information about the Funds’ Trustees and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

Frequency Distribution of Discounts & Premiums

Information about differences between the per share net asset value of each Fund and the market trading price of shares of each Fund are available, without charge, at www.wisdomtree.com/investments.

162	WisdomTree Trust

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. While the fixed income funds attempt to limit credit and counterparty exposure, the value of an investment in the Funds may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by Authorized Participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Scan the QR code with your

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WisdomTree.com/investments

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC, in the U.S.

WGM-473505

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: March 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date: March 7, 2024

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: March 7, 2024